                                                             File Nos. 333-09965
                                                                        811-7767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 17

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 52

                             SEPARATE ACCOUNT KG OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2400
               (Address of Depositor's Principal Executive Office)

   Scott D. Silverman, Vice President, General Counsel and Corporate Secretary
                 Commonwealth Annuity and Life Insurance Company
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2408

It is proposed that this filing will become effective:

|_|  immediately upon filing pursuant to paragraph (b) of Rule 485

|X|  on May 1, 2009 pursuant to paragraph (b) of Rule 485

|_|  60 days after filing pursuant to paragraph (a) (1) of Rule 485

|_|  on (date) pursuant to paragraph (a) (1) of Rule 485

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2008 was filed on or before March 30, 2009.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.   CAPTION IN PROSPECTUS
-----------------   ---------------------
 1                  Cover Page
 2                  Special Terms
 3                  Summary of Fees and Expenses; Summary of Contract Features
 4                  Condensed Financial Information; Performance Information
 5                  Description of the Companies, the Variable Accounts and the
                    Underlying Investment Companies
 6                  Charges and Deductions
 7                  Description of the Contract
 8                  Electing the Form of Annuity and the Annuity Date;
                    Description of Variable Annuity Option; Annuity Benefit
                    Payments
 9                  Death Benefit
10                  Payments; Computation of Values; Distribution
11                  Surrender; Withdrawals; Charge for Surrender and Withdrawal;
                    Withdrawal Without Surrender Charge; Texas Optional
                    Retirement Program
12                  Federal Tax Considerations
13                  Legal Matters
14                  Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL  INFORMATION
-----------------   -----------------------------------------------
15                  Cover Page
16                  Table of Contents
17                  General Information and History
18                  Services
19                  Underwriters
20                  Underwriters

FORM N-4 ITEM NO.   CAPTION IN STATEMENT OF ADDITIONAL  INFORMATION (CONT'D)
-----------------   --------------------------------------------------------
21                  Performance Information
22                  Annuity Benefit Payments
23                  Financial Statements

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           SOUTHBOROUGH, MASSACHUSETTS

This Prospectus provides important information about the Scudder Gateway Elite variable annuity contracts issued by Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") (in all jurisdictions except Hawaii and New
York). The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. As of the date of this Prospectus, the Company has ceased issuing new contracts except in connection with certain preexisting contractual plans and programs.

PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information ("SAI") dated May 1, 2009 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-782-8380. The Table of Contents of the SAI is listed on page 4 of this Prospectus. This Prospectus and the SAI can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).


Separate Account KG is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following portfolios:

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Utilities Fund

THE ALGER AMERICAN FUND
Alger American Balanced Portfolio
Alger American Capital Appreciation Portfolio


CREDIT SUISSE TRUST
Credit Suisse Trust International Equity Flex III Portfolio
Credit Suisse Trust International Equity Flex II Portfolio


DREYFUS INVESTMENT PORTFOLIOS
Dreyfus IP MidCap Stock Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Dreyfus Socially Responsible Growth Fund, Inc.

DWS VARIABLE INVESTMENT FUNDS
DWS Equity 500 Index VIP

DWS VARIABLE SERIES I (CLASS A)
DWS Capital Growth VIP
DWS Global Opportunities VIP
DWS Growth & Income VIP
DWS Health Care VIP
DWS International VIP

DWS VARIABLE SERIES II (CLASS A)
DWS Balanced VIP
DWS Blue Chip VIP

DWS Core Fixed Income VIP
DWS Dreman High Return Equity VIP

DWS Dreman Small Mid Cap Value VIP
DWS Global Thematic VIP
DWS Government & Agency Securities VIP
DWS High Income VIP

DWS Diversified International Select Equity VIP
DWS Large Cap Value VIP

DWS Mid Cap Growth VIP
DWS Money Market VIP
DWS Small Cap Growth VIP
DWS Strategic Income VIP
DWS Technology VIP
DWS Turner Mid Cap Growth VIP

THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                DATED MAY 1, 2009

(CONT.)

The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account.)

                                TABLE OF CONTENTS

SPECIAL TERMS                                                                  5
SUMMARY OF FEES AND EXPENSES                                                   7
SUMMARY OF CONTRACT FEATURES                                                  11
DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT AND
   THE UNDERLYING PORTFOLIOS                                                  16
INVESTMENT OBJECTIVES AND POLICIES                                            17
PERFORMANCE INFORMATION                                                       22
DESCRIPTION OF THE CONTRACT                                                   24
   DISRUPTIVE TRADING                                                         24
   PAYMENTS                                                                   25
   RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY                              26
   RIGHT TO CANCEL ALL OTHER CONTRACTS                                        26
   TELEPHONE TRANSACTIONS PRIVILEGE                                           27
   TRANSFER PRIVILEGE                                                         27
   AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING OPTION               28
   SURRENDER                                                                  28
   WITHDRAWALS                                                                29
   DEATH BENEFIT                                                              30
   THE SPOUSE OF THE OWNER AS BENEFICIARY                                     32
   ASSIGNMENT                                                                 32
   ELECTING THE FORM OF ANNUITY AND ANNUITY DATE                              32
   DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS                             33
   ANNUITY BENEFIT PAYMENTS                                                   34
   OPTIONAL ENHANCED EARNINGS RIDER                                           35
   NORRIS DECISION                                                            38
   COMPUTATION OF VALUES                                                      38
CHARGES AND DEDUCTIONS                                                        40
   VARIABLE ACCOUNT DEDUCTIONS                                                40
   CONTRACT FEE                                                               41
   OPTIONAL RIDER CHARGE                                                      41
   PREMIUM TAXES                                                              42
   SURRENDER CHARGE                                                           42
   WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED                 43
   TRANSFER CHARGE                                                            45
GUARANTEE PERIOD ACCOUNTS                                                     46
FEDERAL TAX CONSIDERATIONS                                                    49
   GENERAL                                                                    49
   QUALIFIED AND NON-QUALIFIED CONTRACTS                                      50
   TAXATION OF THE CONTRACT                                                   50
   TAX WITHHOLDING                                                            54
   PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS                          54
STATEMENTS AND REPORTS                                                        55
LOANS (QUALIFIED CONTRACTS ONLY)                                              55
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS                             56
CHANGES TO COMPLY WITH LAW AND AMENDMENTS                                     57
VOTING RIGHTS                                                                 57
DISTRIBUTION                                                                  57
LEGAL MATTERS                                                                 58
FURTHER INFORMATION                                                           59

APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT                       A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT              B-1
APPENDIX C -- THE DEATH BENEFIT                                              C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION                                D-1

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                 4
SERVICES                                                                       5
UNDERWRITERS                                                                   6
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                     6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                    8
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER         8
PERFORMANCE INFORMATION                                                       11
TAX-DEFERRED ACCUMULATION                                                     18
FINANCIAL STATEMENTS                                                         F-1

                                  SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Commonwealth Annuity and Life Insurance Company.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment to earnings in the Guarantee Period Account assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under this Contract. Joint Owners are permitted if one of the two is the Annuitant.

SERVICE OFFICE: Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") provide administrative, accounting, and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place Topeka, KS 66675, Telephone 1-800-782-8380.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Portfolio.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

UNDERLYING PORTFOLIOS (PORTFOLIOS): an investment portfolio of AIM Variable Insurance Funds ("AIM"), The Alger American Fund ("Alger"), Credit Suisse Trust, Dreyfus Investment Portfolios ("Dreyfus IP"), The Dreyfus Socially Responsible Growth Fund, Inc. (the "Dreyfus Socially Responsible Growth Fund, Inc."), DWS Variable Series I ("DVS I"), DWS Variable Series II ("DVS II"), or DWS Investment VIT Funds ("DWS VIT"), in which a Sub-Account invests.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Date to the next.

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Portfolios is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, as well as each day otherwise required.

VARIABLE ACCOUNT: Separate Account KG, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Portfolios.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Scudder Elite Contract. The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The purpose of the tables is to help you understand these various charges.

                                     TABLE I
                           OWNER TRANSACTION EXPENSES

TABLE I DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT AND WHEN YOU TRANSFER VALUES AMONG THE INVESTMENT OPTIONS. (NOTE: THE COMPANY DOES NOT CHARGE A TRANSACTION CHARGE WHEN YOU PURCHASE THE CONTRACT AND DOES NOT CURRENTLY CHARGE WHEN YOU TRANSFER AMONG INVESTMENT OPTIONS.) STATE PREMIUM TAXES ARE APPLICABLE IN SOME STATES AND ARE DEDUCTED AS DESCRIBED IN "PREMIUM TAXES" UNDER CHARGES AND DEDUCTIONS.

                                                    MAXIMUM CHARGE

SURRENDER CHARGE(1):
   (as a percentage of payments withdrawn)              7.0%

TRANSFER CHARGE(2):                          $0 on the first 12 transfers
                                             in a Contract year. Up to $25
                                             for subsequent transfers.

(1) During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any commutable period certain option or a noncommutable fixed period certain option of less than ten years. The charge is a percentage ranging from 7.0% to 2.0% of payments withdrawn (in excess of any amount that is free of surrender charge) within the indicated time period.

COMPLETE YEARS FROM DATE OF
          PAYMENT             CHARGE
---------------------------   ------
        Less than 1            7.0%
        Less than 2            6.0%
        Less than 3            5.0%
        Less than 4            4.0%
        Less than 5            3.0%
        Less than 6            2.0%
        Thereafter             0.0%

(2) The Company currently does not charge for processing transfers and guarantees that the first 12 transfers in a Contract year will not be subject to a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer.

                                    TABLE II
       PERIODIC FEES AND EXPENSES OTHER THAN UNDERLYING PORTFOLIO EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FEES AND EXPENSES OF EACH UNDERLYING PORTFOLIO:

ANNUAL CONTRACT FEE:(1)                                                                             $  35

ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
   (on an annual basis as percentage of average daily net assets)
   Mortality and Expense Risk Charge:                                                                1.25%
   Administive Expense Charge:                                                                       0.15%
                                                                                                    -----
   Total Annual Expenses:                                                                            1.40%

OPTIONAL RIDER CHARGES:
   The charge on an annual basis as a percentage of the Accumulated Value is:
   Enhanced Earnings Rider                                                                           0.30%
   Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period(2)        0.25%
   Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a fifteen-year waiting period(2)    0.15%

(1) During the accumulation phase, the fee is deducted annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to and maintained by the trustee of a 401(k) plan.

(2) If you elected one of the M-GAP riders prior to their discontinuance on 1/31/02, 1/12th of the annual charge is deducted pro-rata on a monthly basis at the end of each month and, if applicable, at termination. For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

                                    TABLE III
          TOTAL ANNUAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS

TABLE III SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING PORTFOLIO'S FEES AND EXPENSES, INCLUDING INFORMATION ABOUT ANY EXPENSE CAPS OR REIMBURSEMENTS, IS CONTAINED IN THE PROSPECTUS FOR THE UNDERLYING PORTFOLIOS.


  TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES              MINIMUM                         MAXIMUM
--------------------------------------------   ----------------------------   ----------------------------
Expenses that are deducted from Underlying     Annual charge of 0.33%(1)(2)   Annual charge of 1.88%(3) of
Portfolio assets, including management fees,   of average daily net assets    average daily net assets
distribution and/or service (12b-1)
fees and other expenses.



(1) Other Expenses" includes an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

(2) Through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.33% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

(3) Fee waivers and/or reimbursements are voluntary and may be discontinued at any time.

Total annual expenses are not fixed or specified under the terms of the Contract and will vary from year to year. The information is based on expenses as a percentage of average net assets for the year ended December 31, 2008, as adjusted for any material changes. The Underlying Portfolio information is based on information provided by the Underlying Portfolios and is not independently verified by the Company.


EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND UNDERLYING PORTFOLIO FEES AND EXPENSES. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

MAXIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the maximum fees and expenses of any of the Underlying Portfolios and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. Finally, the example assumes that you have chosen the combination of optional riders with the maximum possible charges, which would be the Enhanced Earnings Rider with a charge of 0.30% annually and the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period at a charge of 0.25% annually. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
                                   ------   -------   -------   ---------
Portfolio with the maximum total
operating expenses                  $991     $1,620    $2,260     $4,096


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
                                   ------   -------   -------   ---------
Portfolio with the maximum total
operating expenses                  $389     $1,181    $1,990     $4,096


MINIMUM EXPENSE EXAMPLE

The following example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example also assumes the minimum fees and expenses of any of the Underlying Portfolios and assumes that these fees and expenses remain the same in each of the 1, 3, 5, and 10-year intervals. It also assumes that you have not chosen any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(1) If, at the end of the applicable time period, you surrender your Contract or annuitize under any commutable period certain option or a noncommutable fixed period certain option of less than ten years:


                                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
                                   ------   -------   -------   ---------
Portfolio with the minimum total
operating expenses                  $794     $1,025    $1,258     $2,084


(2) If you do NOT surrender your Contract or if you annuitize at the end of the applicable time period under a life option or a noncommutable fixed period certain option of ten years or longer:


                                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
                                   ------   -------   -------   ---------
Portfolio with the minimum total
operating expenses                  $180      $557      $959      $2,084

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE SCUDDER GATEWAY ELITE VARIABLE ANNUITY?

The Scudder Gateway Elite variable annuity contract or certificate ("Contract") is an insurance contract designed to help you accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

     -    A customized investment portfolio;

     -    Experienced professional portfolio managers;

     -    Tax deferral on earnings;

     - Guarantees that can protect your beneficiaries during the accumulation phase; and

     -    Income payments that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate payments among the Sub-Accounts investing in the Underlying Portfolios (you may utilize up to seventeen Sub-Accounts at any one time, in addition to the DWS Money Market Portfolio), and, in most jurisdictions, the Guarantee Period Accounts, and the Fixed Account (collectively "the investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Portfolios and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below, WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Portfolios, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

     -    periodic payments for the Annuitant's lifetime;

     - periodic payments for the Annuitant's life and the life of another person selected by you;

     - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for ten years in the event that the Annuitant dies before the end of ten years;

     - periodic payments over a specified number of years (1 to 30); under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner") and us, Commonwealth Annuity and Life Insurance Company. Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two also must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations, receive annuity benefit payments and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?

The number and frequency of your payments are flexible, subject to the minimum and maximum payment amounts outlined in "PAYMENTS" under DESCRIPTION OF THE CONTRACT.

WHAT ARE MY INVESTMENT CHOICES?

Prior to the Annuity Date, you may allocate payments among one or more of the Sub-Accounts investing in the Underlying Portfolios (up to a total of seventeen Sub-Accounts may be utilized at any one time, in addition to the DWS Money Market Portfolio) and, in most jurisdictions, the Guarantee Period Accounts, and the Fixed Account. Each Underlying Portfolio operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Portfolios to meet your particular investment needs. For a more detailed description of the Underlying Portfolios, see INVESTMENT OBJECTIVES AND POLICIES.

Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company currently makes available nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the Account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the GPA after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account is guaranteed for one year from that date. For more information about the Fixed Account see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Portfolios, the Guarantee Period Accounts, and the Fixed Account. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the DWS Money Market Portfolio, are utilized at one time. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge, but reserves the right to assess a processing charge guaranteed never to exceed $25. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

You also may elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Portfolios or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE MY ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time A 10% tax penalty may apply on all amounts deemed to be income if you are under age 59 1/2. Each calendar year you can take without a surrender charge the greatest of 100% of Cumulative Earnings, 15% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy if the Owner is a trust or other nonnatural person.) A 10% federal tax penalty may apply to all amounts deemed to be income if you are under age 59 1/2. Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than six years may be subject to a surrender charge. (A Market Value Adjustment, which may increase or decrease the value of your account, may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the Contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" under "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS.

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:

     - The Accumulated Value on the Valuation Date that the Company receives proof of death, and all necessary claim paperwork, increased by any positive Market Value Adjustment;

     - Gross payments, with interest compounding daily at an effective annual yield of 5% starting on the date each payment is applied, and continuing throughout your investments' entire accumulation phase, decreased proportionately to reflect withdrawals; or

     - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a)  the Accumulated Value (increased by any positive Market Value Adjustment);
     or

(b)  gross payments compounded daily at an effective annual yield of 5%.

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b)  gross payments compounded daily at an effective annual yield of 5%; or

(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. The proportionate reduction is determined by multiplying the (b) or (c) value immediately prior to the withdrawal by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment.

(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "DEATH BENEFIT.").

In addition, if you elected the optional Enhanced Earnings Rider at issue, additional amounts may be payable to your beneficiary if the Annuitant dies prior to the Annuity Date. For a detailed discussion of the benefits under the Enhanced Earnings Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $50,000, the Company will deduct a $35 Contract Fee (a lower fee of $30 may apply in some states) from the Contract. There will be no Contract fee if the Accumulated Value is $50,000 or more. The Contract fee is currently waived for a Contract issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity options, you may be subject to a surrender charge. If applicable, this charge will be between 2% and 7% of payments withdrawn, based on when the payments were originally made.

Depending upon the state in which you live, a deduction for state and local premium taxes, if any, may be made as described in "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Underlying Portfolio. The Underlying Portfolios will incur certain management fees and expenses described more fully in the prospectuses of the Underlying Portfolios which accompany this Prospectus. These charges vary among the Underlying Portfolios and may change from year to year.

If you elected the optional Enhanced Earnings Rider, a separate monthly charge is deducted from the Contract's Accumulated Value. For specific information regarding charges, see "OPTIONAL RIDER CHARGE" under CHARGES AND DEDUCTIONS.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. There may be a longer period in certain states; see the "Right to Examine" provision on the cover of your Contract.

If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted). However, if state law requires or if your Contract was issued as an Individual Retirement Annuity (IRA) you will generally receive a refund of your entire payment. In certain states, this refund may be the greater of (1) your entire payment or (2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" and "RIGHT TO CANCEL ALL OTHER CONTRACTS" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

     - You may assign your ownership to someone else, except under certain qualified plans; see FEDERAL TAX CONSIDERATIONS.

     - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

     -    You may change your allocation of payments.

     - You may make transfers among your accounts prior to the Annuity Date without any tax consequences.

     - You may cancel your Contract within ten days of delivery (or longer if required by state law).

                DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT
                          AND THE UNDERLYING PORTFOLIOS

THE COMPANY. Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company and the principal office was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400. Unless otherwise specified, any reference to the "Company" refers to Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity").

Commonwealth Annuity is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, Commonwealth Annuity became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004.


As of December 31, 2008, the Company had $6 billion in assets and $12 billion of life insurance in force.


Commonwealth Annuity is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, it is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its Principal Office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.

THE VARIABLE ACCOUNT. The Company maintains a separate investment account called Separate Account KG (the "Variable Account"). The Variable Account of Separate Account KG was authorized by vote of the Board of Directors of the Company on June 13, 1996. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. The Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of the Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains, or capital losses of the Company. Obligations under the Contracts are obligations of the Company. Under Massachusetts law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company also offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. In addition, the Variable Account may invest in other underlying portfolios which are not available to the Contracts described in this Prospectus.

UNDERLYING PORTFOLIOS. Each Sub-Account invests in a corresponding investment portfolio ("Underlying Portfolio") of an open-end management investment company. The Underlying Portfolios available through this contract are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the Underlying Portfolios may manage publicly traded mutual funds with similar names and objectives. However, the Underlying Portfolios are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Underlying Portfolios and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Underlying Portfolios is set forth below. Certain Underlying Portfolios have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the Underlying Portfolio prospectuses along with this Prospectus. There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved. In some states, insurance regulations may restrict the availability of particular Portfolios.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Portfolios is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING PORTFOLIOS AND OTHER RELEVANT INFORMATION REGARDING THE PORTFOLIOS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE UNDERLYING PORTFOLIOS ARE AVAILABLE FROM THE SERVICE OFFICE UPON REQUEST.

There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved or that the value of the Contract will equal or exceed the aggregate amount of payments made under the Contract. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted at the Sub-Account level.

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
ADVISER: INVESCO AIM ADVISORS, INC.


AIM V.I. UTILITIES FUND - The Fund's investment objectives are capital growth and income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in the equity securities of issuers engaged primarily in utilities-related industries. The sub-advisors are Invesco Trimark Ltd., Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc., Invesco Hong Kong Limited, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Asset Management Deutschland, GmbH, and Invesco Australia Limited.


THE ALGER AMERICAN FUND (CLASS O)
ADVISER: FRED ALGER MANAGEMENT, INC.

ALGER AMERICAN BALANCED PORTFOLIO -- seeks current income and long-term capital appreciation. It focuses on stocks of companies that the Manager believes deomonstrate growth potential and on fixed-income securities, with emphasis on income-producing securities that appear to have potential for capital appreciation. Under normal circumstances, the portfolio invests in equity securities and in fixed-income securities, which may include corporate bonds, debentures and notes, U.S. government securities, mortgage-backed and asset-backed securities, commercial paper and other fixed-income securities. Most of the portfolio's fixed-income investments will be concentrated within the four highest rating categories as determined by one of the nationally recognized statistical rating organizations ("NRSROs") (or, if unrated, will have been determined to be of comparable quality by the Manager). The portfolio also may invest up to 10% of its net assets in lower-rated securities rated "B" (or the equivalent) or better by any one of those rating agencies (or, if unrated, determined to be of comparable quality by the Manager). Under normal circumstances, the portfolio will invest at least 25% of its net assets in fixed-income securities and at least 25% of its net assets in equity securities.


ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO -- seeks long-term capital appreciation. Under normal circumstances, the portfolio invests at least 85% of its net assets plus any borrowing for investment purposes in the equity securities of companies of any size that the Manager believes demonstrate promising growth potential. The portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

CREDIT SUISSE TRUST
ADVISER: CREDIT SUISSE ASSET MANAGEMENT, LLC


CREDIT SUISSE TRUST INTERNATIONAL EQUITY FLEX III PORTFOLIO -- seeks capital appreciation. To pursue this goal, it invests, in equity securities of foreign companies and derivatives providing exposure to equity securities of foreign companies. Generally will hold (i) long positions, either directly or through derivatives, in an amount up to approximately 130% of its net assets and (ii) short positions, either directly or through derivatives, in an amount up to approximately 30% of its net assets. Uses proprietary quantitative models. This Portfolio was formerly known as Credit Suisse Trust Emerging Markets Portfolio.

CREDIT SUISSE TRUST INTERNATIONAL EQUITY FLEX II PORTFOLIO -- seeks capital appreciation. To pursue this goal, it invests in equity securities of foreign companies and derivatives providing exposure to equity securities of foreign companies. Generally will hold (i) long positions, either directly or through derivatives, in an amount up to approximately 130% of its net assets and (ii) short positions, either directly or through derivatives, in an amount up to approximately 30% of its net assets. Uses proprietary quantitative models.. This Portfolio was formerly known as Credit Suisse Trust Global Small Cap Portfolio.


DREYFUS INVESTMENT PORTFOLIOS
ADVISER: THE DREYFUS CORPORATION


DREYFUS IP MIDCAP STOCK PORTFOLIO -- seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400(R) Index. To pursue this goal the portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400, the portfolio's benchmark, is a primary goal of the investment process. The portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts. The portfolio managers will select stocks through a "bottom-up," structured approach that seeks to identify undervalued securities using a quantitative screening process. The process is driven by a proprietary quantitative model which measures more than 40 characteristics of stocks to identify and rank stocks based on: fundamental momentum; relative value; future value; long-term growth; and additional factors. Next, the portfolio managers focus on stock selection, as opposed to making proactive decisions as to industry or sector exposure, to construct the portfolio. The portfolio managers seek to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to the S&P 400.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
ADVISER: THE DREYFUS CORPORATION


DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.


DWS INVESTMENT VIT FUNDS
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DWS EQUITY 500 INDEX VIP * -- The portfolio seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes stocks of large US companies. The portfolio invests for capital appreciation, not income; any dividend and interest income is incidental to the pursuit of its objective. The sub-adviser is Northern Trust Investments, Inc.

DWS VARIABLE SERIES I
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DWS CAPITAL GROWTH VIP -- The portfolio seeks to provide long-term growth of capital. The portfolio normally invests at least 65% of total assets in equities, mainly common stocks of US companies. Although the portfolio can invest in companies of any size, it intends to invest primarily in companies whose market capitalizations are similar in size to the companies in the Standard & Poor's 500(R) Composite Stock Price Index or the Russell 1000(R) Growth Index.

DWS GLOBAL OPPORTUNITIES VIP -- The portfolio seeks above-average capital appreciation over the long term. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the S&P/Citigroup Extended Market Index - World). While the portfolio may invest in securities in any country, it generally focuses on countries with developed economies (including the US).

DWS GROWTH & INCOME VIP -- The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.

DWS HEALTH CARE VIP -The portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector. The industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services.

DWS INTERNATIONAL VIP -- The portfolio seeks long term growth of capital primarily through diversified holdings of marketable foreign equity investments (equities issued by foreign-based companies and listed on foreign exchanges). Although the portfolio can invest in companies of any size and from any country (other than the United States), it invests mainly in common stocks of established companies in countries with developed economies.


DWS VARIABLE SERIES II
ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


DWS BALANCED VIP -- The portfolio seeks a high total return, a combination of income and capital appreciation. The portfolio can buy many types of securities, among them common stocks, convertible securities, corporate bonds, U.S. government bonds, and mortgage- and asset-backed securities and certain derivatives. The portfolio normally invests approximately 60% of its net assets in common stocks and other equity securities and approximately 40% of its net assets in fixed-income securities, including lower-quality high-yield debt securities. The portfolio may also invest in Exchange Traded Funds ("ETFs"). Deutsche Investment Management Americas Inc. is the investment advisor for the portfolio. Deutsche Asset Management International GmbH ("DeAMi") is the subadvisor for a portion of the portfolio.

DWS BLUE CHIP VIP -- The portfolio seeks growth of capital and income. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large U.S. companies that are similar in size to the companies in the Standard & Poor's 500(R) Composite Stock Price Index and that the portfolio management considers to be "blue chip" companies. Blue chip companies are large, well-known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industry and strong management. Deutsche Investment Management Americas Inc. is the investment advisor for the portfolio.

DWS CORE FIXED INCOME VIP -- The portfolio seeks high current income. The portfolio invests for high current income not capital appreciation. Under normal circumstances, the portfolio invests at least 80% of its assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in fixed income securities. The portfolio invests primarily in investment-grade fixed income securities.

DWS DREMAN HIGH RETURN EQUITY VIP -- The portfolio seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The portfolio focuses on stocks of large U.S, companies that are similar in size to the companies in the Standard & Poor's 500(R) Composite Stock Price Index and that portfolio management believes are undervalued. Deutsche Investment Management Americas Inc. is the investment advisor for the portfolio. Dreman Value Management L.L.C. is the sub-advisor to the portfolio.

DWS DREMAN SMALL MID CAP VALUE VIP -- The portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small (similar in size to those in the Russell 2000(R) Value Index) and mid-size (similar in size to those in the Russell MidCap(R) Value Index) U.S. companies. The sub-adviser is Dreman Value Management L.L.C.

DWS GLOBAL THEMATIC VIP -- The portfolio seeks long-term capital growth. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be "blue chip" companies. Blue chip companies are large, well known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industries and strong management.

DWS GOVERNMENT & AGENCY SECURITIES VIP -- The portfolio seeks high current income consistent with preservation of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities and repurchase agreements of US government securities.

DWS HIGH INCOME VIP -- The portfolio seeks to provide a high level of current income. Under normal circumstances, the portfolio generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (i.e. grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields, have higher volatility and higher risk of default on payments of interest or principal. The portfolio may invest up to 50% of total assets in bonds denominated in U.S. dollars or foreign currencies from foreign issuers.

DWS DIVERSIFIED INTERNATIONAL EQUITY VIP -- The portfolio seeks capital appreciation. Under normal circumstances, the portfolio invests at least 80% of its assets, determined at the time of purchase, in equity securities and other securities with equity characteristics. Although the portfolio can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States). At least 50% of the portfolio's assets will be invested in securities that are represented in the MSCI EAFE(R) Index. The MSCI EAFE(R) Index tracks stocks in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. This Portfolio was formerly known as DWS International Select Equity VIP.

DWS LARGE CAP VALUE VIP -- The portfolio seeks to achieve a high rate of total return. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000(R) Value Index and that portfolio management believes are undervalued. The portfolio may invest more than 25% of total assets in a single sector. Deutsche Asset Management International GmbH is the sub-advisor for the portfolio.

DWS MID CAP GROWTH VIP -- The portfolio seeks long-term capital growth. Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in companies with market capitalizations within the market capitalization range of the Russell Midcap(R) Growth Index or securities with equity characteristics that provide exposure to those companies.

DWS MONEY MARKET VIP -- The portfolio seeks maximum current income to the extent consistent with stability of principal. The portfolio pursues its goal objective by investing exclusively in high-quality short-term securities, as well as certain repurchase agreements that are backed by high-quality securities.

DWS SMALL CAP GROWTH VIP -- The portfolio seeks maximum appreciation of investors' capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in small capitalization stocks similar in size to those comprising the Russell 2000(R) Growth Index.

DWS STRATEGIC INCOME VIP -- The portfolio seeks a high current return. The portfolio invests mainly in bonds issued by US and foreign corporations and governments. The portfolio may invest up to 100% of total assets in either investment-grade bonds or in junk bonds, which are those below the fourth highest credit rating (i.e., below grade BBB/Baa). The portfolio may invest up to 50% of total assets in foreign bonds. The portfolio may also invest in emerging markets securities and dividend-paying common stocks. In addition to the portfolio's main investment strategy, the Advisor seeks to enhance returns by employing a global tactical asset allocation overlay strategy.

DWS TECHNOLOGY VIP -- The portfolio seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the technology sector. The portfolio may invest in companies of any size. In addition, the portfolio may invest in initial public offerings. While the portfolio invests mainly in US stocks, it could invest up to 35% of its net assets in foreign securities.

DWS TURNER MID CAP GROWTH VIP -- The portfolio seeks capital appreciation. The portfolio pursues its objective by investing in common stocks and other equity securities of U.S. companies with medium market capitalizations that the portfolio management believes have strong earnings growth potential. Deutsche Investment Management Americas Inc. is the investment advisor for the portfolio. Turner Investment Partners, Inc. is the sub-advisor for the portfolio.


* "Standard & Poor's(R)," "S&P(R)" "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by Deutsche Investment Management Americas Inc. Additional information may be found in the fund's SAI.

Certain Underlying Portfolios have investment objectives and/or policies similar to those of other Underlying Portfolios. To choose the Sub-Accounts which best meet individual needs and objectives, carefully read the Underlying Portfolio prospectuses. In some states, insurance regulations may restrict the availability of particular Sub-Accounts.

If there is a material change in the investment policy of a Sub-Account or the Underlying Portfolio in which it invests, the Owner will be notified of the change. If the Owner has values allocated to that Sub-Account, the Company will transfer it without charge on written request by the Owner to another Sub-Account or to the Fixed Account. The Company must receive such written request within 60 days of the later of (1) the effective date of the change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                             PERFORMANCE INFORMATION

The Contract was first offered to the public by Commonwealth Annuity and Life Insurance Company in 1996. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence and (2) the periods that the Underlying Portfolios have been in existence. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. Performance tables are included in the SAI.

The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by certain charges, and expressed as a percentage of the investment.

The average annual total return represents the average annual percentage change in the value of an investment in a Sub-Account over a given period of time. Average annual total return represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the DWS Money Market Portfolio refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The effective yield calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Portfolio other than the DWS Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED AS WELL AS CONTRACT LEVEL CHARGES (IF ANY) AND WITHDRAWAL CHARGES (FOR MORE INFORMATION, SEE THE SAI). PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING PORTFOLIO IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared in reports and promotional literature to:

(1) the Standard & Poor's 500 Composite Stock Price Index (S&P 500), Dow Jones Industrial Average (DJIA), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

(3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

                           DESCRIPTION OF THE CONTRACT

As of the date of this Prospectus, the Company has ceased issuing new Contracts except in connection with certain pre-existing contractual plans and programs. References to issue requirements and initial payments are included as information regarding general Company procedures. This Prospectus provides only a very brief overview of the more significant aspects of the Contract and of the Company's administrative procedures for the benefit of the Company's current Owners.

DISRUPTIVE TRADING

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of an Underlying Portfolio (collectively, "Disruptive Trading"). These activities may require the Underlying Portfolio to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Underlying Portfolio's shares, interfere with the efficient management of the Underlying Portfolio's portfolio, and increase brokerage and administrative costs of the Underlying Portfolios. As a result, Disruptive Trading may adversely affect an Underlying Portfolio's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners.

In order to protect our Contract Owners and the Underlying Portfolios from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Underlying Portfolios (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

     -    the number of transfers made over a period of time;

     -    the length of time between transfers;

     - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Underlying Portfolios;

     -    the dollar amount(s) requested for transfers; and

     - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

     -    the investment objectives and/or size of the Underlying Portfolios.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Underlying Portfolios that may not have been captured by our Disruptive Trading Procedures.

Our Disruptive Trading Procedures may vary from Sub-Account to Sub-Account. The Disruptive Trading Procedures limit the number of transfers a Contract Owner may make during a given period, limit the number of times a Contract Owner may transfer into particular funds during a given period, and place restrictions as to the time and means of transfers (for example, transfer instructions are required by a certain daily time cutoff), among other things. Subject to the terms of the Contract, the Company reserves the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that it determines, in its sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Underlying Portfolios.

Some of the Underlying Portfolios have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Portfolio's investment adviser, the Underlying Portfolio would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If an Underlying Portfolio refuses a transfer request from the Company, the Company may not be able to effect certain allocations or transfers that a Contract Owner has requested. In the future, some Underlying Portfolios may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Underlying Portfolios.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Underlying Portfolio shares. There may be increased brokerage and administrative costs within the Underlying Portfolios, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Underlying Portfolios, we cannot guarantee that the Underlying Portfolios will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Under rules recently adopted by the Securities and Exchange Commission, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Underlying Portfolio or its principal underwriter that will obligate us to provide to the Underlying Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Portfolio to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Portfolio.

PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements may also include the proper completion of an application; however, where permitted, the Company may issue a contract without completion of an application and/or signature for certain classes of annuity contracts. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Service Office, on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums:

     - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's). A lower minimum amount may be permitted if monthly automatic payments are being forwarded directly from a financial institution.

     -    Each subsequent payment must be at least $100.

     - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the DWS Money Market Portfolio.

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the DWS Money Market Portfolio.

RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA my cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Company's Service Office at Service Office, Security Benefit Life Insurance Company, located at One Security Benefit Place, Topeka, KS 66675, Telephone 1-800-782-8380, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days the Company will provide a refund equal to the gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments or (b) any amounts allocated to the Fixed Account and the Guarantee Period Accounts plus the Accumulated Value of amounts allocated to the Variable Account plus any amounts deducted under the Contract or by the Portfolios for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

RIGHT TO CANCEL ALL OTHER CONTRACTS

An owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payments(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to cancel the Contract, the Owner must mail or deliver it to the Company's Service Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that we will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE

Prior to the Annuity Date and subject to the Disruptive Trading limitations described above under DESCRIPTION OF THE CONTRACT, the Owner may transfer amounts among investment options upon written or, in most jurisdictions, telephone request to the Company. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the Sub-Account which invests in the DWS Money Market Portfolio. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

If an Owner requests a transfer of an amount from a Sub-Account that is higher than the amount in the Sub-Account on the Valuation Date (for example, if a request is made to transfer $100 from a Sub-Account but the Accumulated Value in the Sub-Account on the Valuation Date is only $98), the Company will transfer all of the Accumulated Value in the Sub-Account.

The first twelve transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers but reserves the right to asses a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent transfer or rebalancing under that request in the same or subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

The Owner may authorize an independent third party to transact allocations and transfers in accordance with an asset allocation strategy or other investment strategy. The Company may provide administrative or other support services to these independent third parties, however, the Company does not engage any third parties to offer allocation or other investment services under this Contract, does not endorse or review any allocation or transfer recommendations and is not responsible for the investment results of such allocations or transfers transacted on the Owner's behalf. In addition, the Company reserves the right to discontinue services or limit the number of Portfolios that it may provide such services to. The Company does not charge the Owner for providing additional support services.

AUTOMATIC TRANSFERS AND AUTOMATIC ACCOUNT REBALANCING

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING). The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bimonthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the DWS Money Market Portfolio or the Sub-Account investing in the DWS Government & Agency Securities Portfolio, (the "source accounts") to one or more of the available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Portfolio being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically, and the Owner must provide a new request to the Company.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments which are deposited into the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information see "Enhanced Automatic Transfer (Dollar Cost Averaging) Program" in the SAI.

AUTOMATIC ACCOUNT REBALANCING. The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Portfolios and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to reestablish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's timely request to change the mix or terminate the option is received by the Company.

LIMITATIONS. The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The request for surrender must be made on Company forms. The request for surrender must be made on Company forms. You may obtain Company forms by calling 1-800-782-8380.

The Owner must return the Contract and a signed, written request for surrender on a Company surrender form to the Service Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Service Office.

Before the Annuity Date, a surrender charge may be deducted when a Contract is surrendered if payments have been credited to the Contract during the last six full Contract years. See CHARGES AND DEDUCTIONS. The Contract fee will be deducted upon surrender of the Contract.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered normally is payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has, by order, permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of Portfolio securities or valuation of assets of each separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.


The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see FEDERAL TAX CONSIDERATIONS, "Tax-Sheltered Annuities" and "Texas Optional Retirement Program." For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.


WITHDRAWALS

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Contract's Accumulated Value, subject to the limits stated below. The request for withdrawal must be made on Company forms. The request for withdrawal must be made on Company forms. You may obtain Company forms by calling 1-800-782-8380. You may also obtain a Company withdrawal form at our Company web site, https://cwannuity.se2.com.

The Owner must submit to the Service Office a signed, written request for withdrawal on a on a Company withdrawal form. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each such option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Service Office.

The minimum withdrawal amount is $100.

Withdrawals will be paid in accordance with the time limitations described above under "SURRENDER."

After the Annuity Date, withdrawals are allowed only if the Contract is annuitized under a commutable period certain option. A withdrawal after the Annuity Date will result in cancellation of a number of Annuity Units equivalent in value to the amount withdrawn.

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see FEDERAL TAX CONSIDERATIONS, "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. The Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Service Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Service Office.

LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Service Office.

The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time.

If an Owner elects the Company's LED option, (which is based on applicable IRS tables), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "TAXATION OF THE CONTRACT." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

DEATH BENEFIT

In the event that the Annuitant, Owner or Joint Owner, if applicable, dies while the Contract is in force, the Company will pay the beneficiary a death benefit, except where the Contract is continued as provided below in "THE SPOUSE OF THE OWNER AS BENEFICIARY." The amount of the death benefit and the time requirements for receipt of payment may vary depending upon whether the Annuitant or an Owner dies first, and whether death occurs prior to or after the Annuity Date.

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of:

(a) the Accumulated Value on the Valuation Date that the Company receives the death certificate and all necessary claim paperwork, increased by any positive Market Value Adjustment;

(b) gross payments accumulated daily at an effective annual yield of 5% starting on the date each payment is applied and continuing throughout that payment's entire accumulation phase, decreased proportionately to reflect withdrawals; or

(c) the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

For each withdrawal under (b) or (c), the proportionate reduction is calculated by multiplying the (b) or (c) value immediately prior to the withdrawal by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of:

(a)  the Accumulated Value (increased by any positive Market Value Adjustment);

(b)  gross payments accumulated daily at an effective annual yield of 5%.

The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of:

(a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment;

(b)  gross payments accumulated daily at an effective annual yield of 5%; or

(c)  the locked-in value of the death benefit at the first anniversary.

The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary date while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C -- THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Service Office. Instead of payment in one sum, the beneficiary may, by written request, elect to:

(1) defer distribution of the death benefit for a period no more than five years from the date of death; or

(2) receive distributions over the life of the beneficiary for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

However, if the Owner has specified a death benefit annuity option, the death benefit will be paid out accordingly. Any death benefit annuity option specified by the Owner must comply with the requirements set forth in paragraph (2) above.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the DWS Money Market Portfolio. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Sub-Account investing in the DWS Money Market Portfolio. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. Upon such election, the spouse will become the Owner and Annuitant subject to the following: (1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the DWS Money Market Portfolio and (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Sub-Account investing in the DWS Money Market Portfolio. The resulting value never will be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least six years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing on a Company approved form and filed at the Service Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

For important tax liability which may result from assignments, see FEDERAL TAX CONSIDERATIONS.

ELECTING THE FORM OF ANNUITY AND ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month: (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under, or (2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Service Office at least one month before the Annuity Date. To the extent permitted by state law, the new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90.

If the Annuity Date under a non-qualified Contract is deferred until the Owner reaches an age that is significantly beyond the Owner's life expectancy, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. The Owner should carefully review the selection of the Annuity Date with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity payout option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity payout is selected, Accumulated Value will be transferred to the Fixed Account, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity payout option selected must produce an initial payment of at least $50 (a lower amount may be required in some states). The Company reserves the right to increase this minimum amount. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment will be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity benefit, except where the Annuitant has elected a commutable period certain option. Beneficiaries entitled to receive remaining payments under either a commutable or noncommutable period certain may elect instead to receive a lump sum settlement. See "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS."

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity payout options may be funded through the Sub-Accounts investing in the DWS Core Fixed Income VIP, DWS Growth and Income VIP, DWS Balanced VIP and DWS Blue Chip VIP. The Company also provides these same options funded through the Fixed Account (fixed annuity option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity payout options or the fixed annuity payout options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed annuity payout options. Other annuity options may be offered by the Company. IRS regulations may not permit certain of the available annuity options when used in connection with certain qualified Contracts.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS. This variable annuity is payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING THE LIFETIME OF THE ANNUITANT ONLY. This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if he/she dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if he/she dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

UNIT FUND VARIABLE LIFE ANNUITY. This is an annuity payable periodically during the lifetime of the Annuitant with the guarantee that if (1) exceeds (2) then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

Where:  (1) is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

        (2)  is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant under the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continues thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant under the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS). This variable annuity has periodic payments for a stipulated number of years ranging from one to thirty. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that the period certain option does not involve a life contingency. In computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under the period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to election of the option made prior to the date of any change in this practice.

ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "NORRIS DECISION" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

     - For life annuity options and noncommutable fixed period certain options of ten years or more, the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For commutable period certain options and any noncommutable fixed period certain option of less than ten years, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by
          (2) the applicable amount of the first monthly payment per $1,000 of value.

     - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

OPTIONAL ENHANCED EARNINGS RIDER

The Enhanced Earnings Rider (EER) may have been elected at issue in most jurisdictions as long as the Annuitant had not yet attained age 76. The Rider provides for additional amounts to be paid to the beneficiary under certain circumstances in the event that the Annuitant dies prior to the Annuity Date. For specific charges see "OPTIONAL RIDER CHARGE" under CHARGES AND DEDUCTIONS.

The Company reserves the right to terminate the availability of the EER at any time; however, such a termination would not effect Riders issued prior to the termination date.

CONDITIONS FOR PAYMENT OF THE EER BENEFIT

For any benefit to be payable under the EER, certain conditions must be met, as follows:

1.   The death must occur prior to the Annuity Date.

2.   The difference between (a) and (b) must be greater than zero, where:

     (a)  is the Accumulated Value, and

     (b)  is gross payments not previously withdrawn.

     IF (a) MINUS (b) IS ZERO OR LESS, NO BENEFIT WILL BE PAYABLE.

Under the EER, Accumulated Value is determined on the Valuation Date on which due proof of death and all necessary documentation have been received at the Service Office.

For purposes of the EER, withdrawals will be considered withdrawn from earnings first and then withdrawn from gross payments on a last-in, first-out basis. Therefore, the value of the EER largely depends on the amount of earnings that accumulate under the Contract. If you expect to withdraw the earnings from your Accumulated Value, electing the EER may not be appropriate. Your financial representative can help you determine if the EER is appropriate in your circumstances.

AMOUNT OF EER BENEFIT

ANNUITANT'S AGE AT ISSUE - 0 TO 65- If a benefit is payable under the EER and the Contract was issued prior to the Annuitant's 66th birthday, the benefit will be equal to the LESSER of:

(a) 200% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE- 66 TO 70 - If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 66th birthday and before his/her 71st birthday, the benefit will be equal to the LESSER of:

(a) 80% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 40% of the difference between the Accumulated Value and gross payments not previously withdrawn.

ANNUITANT'S AGE AT ISSUE- 71 TO 75 - If a benefit is payable under the EER and the Contract was issued on or after the Annuitant's 71st birthday and before his/her 76th birthday, the benefit will be equal to the LESSER of:

(a) 50% of gross payments not previously withdrawn. (For purposes of this calculation only, except for the Initial Payment, gross payments shall not include payments made under the Contract during the 12-month period immediately prior to the date of death.); or

(b) 25% of the difference between the Accumulated Value and gross payments not previously withdrawn.

The EER benefit shall be paid in the same manner that the death benefit is paid prior to the Annuity Date.

EXAMPLES

EXAMPLE 1. Assume that the Annuitant is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies five years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $150,000.

The EER benefit on that date is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x 100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x (150,000 - 100,000)) = $20,000

The EER benefit is equal to $20,000 under (b), which is the lesser of $80,000 (80% x 100,000) and $20,000 (40% x (150,000 - 100,000)).

EXAMPLE 2. Assume that the Annuitant is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments or take any withdrawals. Further assume that the Owner dies ten years later and on the date that due proof of death and all necessary documentation are received by the Company the Accumulated Value is equal to $250,000.

The EER benefit on that date is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the Contract = (40% x ($250,000 - $100,000)) = $60,000

The EER benefit is equal to $60,000 under (b), which is the lesser of $80,000 (80% x $100,000) and $60,000 (40% x ($250,000 - $100,000)).

EXAMPLE 3. Assume that the Annuitant is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $15,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal is considered to be a withdrawal of $15,000 of earnings. Immediately after the withdrawal, the Accumulated Value is $135,000 and the gross payments (not previously withdrawn) is $100,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $100,000) = $80,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($135,000 - $100,000)) = $14,000

The EER benefit is equal to $14,000 under (b), which is the lesser of $80,000 (80% x 100,000) and $14,000 (40% x ($135,000 - $100,000)).

EXAMPLE 4. Assume that the Annuitant is 67 years old at the time the Contract is issued and selects the Enhanced Earnings Rider. The Owner makes an initial payment of $100,000 and does not make any subsequent payments. Further assume that the Owner takes a $65,000 withdrawal and that the Accumulated Value was equal to $150,000 before the withdrawal was taken. Since there was $50,000 of earnings in the Contract at the time of the withdrawal, for purposes of the Enhanced Earnings Rider the withdrawal of $65,000 is considered to be a withdrawal of $50,000 earnings and $15,000 of gross payments. Immediately after the withdrawal, the Accumulated Value is $85,000 and the gross payments (not previously withdrawn) is $85,000.

Immediately after the withdrawal, the EER benefit is equal to the LESSER of:

(a) 80% of the gross payments (not previously withdrawn) made to the Contract (excluding payments made in the 12 months prior to the date of death) = (80% x $85,000) = $68,000; or

(b) 40% of the difference between the Accumulated Value and the gross payments (not previously withdrawn) made to the contract = (40% x ($85,000 - $85,000)) = $0

The EER benefit is equal to $0 under (b), which is the lesser of $68,000 (80% x $85,000) and $0 (40% x ($85,000 - $85,000)).

TERMINATING THE EER

Once the EER is chosen, it cannot be discontinued unless the underlying contract is surrendered, annuitized, or a death benefit is payable. The EER will terminate on the earliest of the following:

1.   the Annuity Date;

2.   the date the Contract is surrendered;

3.   the date the Company determines a death benefit is payable; or

4. if the deceased Owner's spouse, who is the sole beneficiary, continues the contract.

If the payment of the death benefit is deferred under the Contract or if the Contract is continued by the deceased Owner's spouse, the amount of the EER benefit will be applied to the Contract through an allocation to the Sub-Account investing in the DWS Money Market Portfolio and the EER will terminate.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex non-guaranteed current annuity option rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received in good order at the Company's Service Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Portfolios. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:

(1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

(2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

(3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets; and

(4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of Accumulation Unit calculation using a hypothetical example see the SAI.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Portfolios are described in the prospectuses and SAIs of the Underlying Portfolios.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.85% for mortality risk and 0.40% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts hold shares of the Underlying Portfolios, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Portfolios. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Portfolios. The prospectuses and SAIs of the Underlying Portfolios contain additional information concerning expenses of the Underlying Portfolios and should be read in conjunction with this Prospectus.

CONTRACT FEE

A $35 Contract fee (a lower fee may apply in certain states) currently is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value is less than $50,000 on the date assessed. The Contract fee is currently waived for Contracts issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $35 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts have been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following classes of individuals:

1. employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract;

2.   employees of the Company, its affiliates and subsidiaries;

3. officers, directors, trustees and employees of any of the Underlying Portfolios;

4.   investment managers or sub-advisers of the Underlying Portfolios;

5. and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

OPTIONAL RIDER CHARGE

Subject to state availability, the Company offers an optional Enhanced Earnings Rider that the Owner may elect at issue if the Annuitant has not yet attained age 76. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable monthly charge for the Enhanced Earnings Rider is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect multiplied by 1/12th of 0.30%. For a description of the Rider, see "OPTIONAL ENHANCED EARNINGS RIDER" under DESCRIPTION OF THE CONTRACT.

If you elected one of the following riders prior to their discontinuance on 1/31/02, the applicable monthly charge is equal to the Accumulated Value on the last day of each month multiplied by 1/12th of the following:

Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
   ten-year waiting period:                                       0.25%
Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider with a
   fifteen-year waiting period:                                   0.15%

     For more information about the M-GAP Rider, see "DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER" in the SAI.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Contracts at the time the payments are received); or

2. the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law. If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract's Accumulated Value at the time such determination is made.

SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Contract in the case of surrender and/or withdrawals or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments - payments received by the Company during the six years preceding the date of the surrender; (2) Old Payments - accumulated payments invested in the Contract for more than six years; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any; then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge, followed by Old Payments, may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

An Owner may withdraw the greater of 100% of cumulative earnings, or 15% of the Accumulated Value in any calendar year, without assessment of a Withdrawal Charge. If the Owner withdraws an amount in excess of the Withdrawal Without Surrender Charge amount in any calendar year, the excess may be subject to a Withdrawal Charge.

CHARGES FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered or if New Payments are withdrawn while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. This charge never will be applied to earnings. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract. Amounts withdrawn are deducted first from Old Payments. Then, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:

COMPLETE YEARS   CHARGE AS PERCENTAGE
 FROM DATE OF           OF NEW
    PAYMENT       PAYMENTS WITHDRAWN
--------------   --------------------
 Less than 1              7%
 Less than 2              6%
 Less than 3              5%
 Less than 4              4%
 Less than 5              3%
 Less than 6              2%
  Thereafter              0%

The amount withdrawn equals the amount requested by the Owner plus the surrender charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 7% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

WAIVER OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS CREDITED

PHYSICAL DISABILITY OR ADMISSION TO MEDICAL CARE FACILITY. Where permitted by law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New Jersey where not permitted by state law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility (or, in a state that does not require licensing, a facility that is operating pursuant to state law) providing medically necessary in-patient care which is prescribed in writing by a licensed "physician" and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under the Contract will be accepted.

OTHER REDUCTIONS OR ELIMINATIONS OF SURRENDER CHARGES. From time to time, the Company may allow a reduction in or elimination of the surrender charges, the period during which the charges apply, or both, and/or credit additional amounts on Contracts, when Contracts are sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:

     - the size and type of group or class, and the persistency expected from that group or class;

     - the total amount of payments to be received and the manner in which payments are remitted;

     - the purpose for which the Contracts are being purchased and whether that purpose makes it likely that costs and expenses will be reduced;

     -    other transactions where sales expenses are likely to be reduced; or

     - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer this Contract in connection with financial planning services offered on a fee-for-service basis).

The Company also may reduce or waive the surrender charge, and/or credit additional amounts on the Contract where either the Owner or the Annuitant on the date of issue is within the following class of individuals ("eligible persons"):

     - employees and registered representatives of any broker-dealer which has entered into a Sales Agreement with the Company to sell the Contract;

     -    employees of the Company, its affiliates or subsidiaries;

     - officers, directors, trustees and employees of any of the Underlying Portfolios, investment managers or sub-advisers of the Underlying Portfolios; and

     - the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

Finally, if permitted under state law, surrender charges may be waived under
Section 403(b) Contracts where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to this charge where prohibited by law.

WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, including the calendar year in which the Contract is issued, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):

Where (1) is:   100% of Cumulative Earnings (calculated as the Accumulated Value as of the Valuation Date the Company receives the withdrawal request, or the following day) reduced by the total gross payments not previously withdrawn);

Where (2) is:   15% of the Accumulated Value as of the Valuation Date the
                Company receives the withdrawal request, or the following day, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied;

Where (3) is:   the amount calculated under the Company's life expectancy
                distribution (LED) option (see Life Expectancy Distributions, above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $2,250, which is equal to the greatest of:

(1)  Cumulative Earnings ($1,000);

(2)  15% of Accumulated Value ($2,250); or

(3)  LED distribution of 10.2% of Accumulated Value ($1,530).

The Withdrawal Without Surrender Charge Amount will be deducted first from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period may be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value under the Contract, net of any applicable tax withholding. Subject to the same rules applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the highest Withdrawal Without Surrender Charge Amount, described above.

Where an Owner who is a trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the Valuation Date on which a written, signed request is received at the Service Office.

For further information on surrender and withdrawals, including minimum limits on amount withdrawn and amount remaining under the Contract in the case of withdrawals, and important tax considerations, see "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a noncommutable fixed period certain option for less than ten years, a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when a surrender charge would still apply had the Contract been surrendered on the Annuity Date. (See discussion of period certain variable annuity under "DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS.")

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more. A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If an owner of a fixed annuity contract issued by the Company wishes to elect a variable annuity payout option, the Company may permit such owner to exchange, at the time of annuitization, the fixed contract for a Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

TRANSFER CHARGE

The first 12 transfers in a Contract are guaranteed to year be free of any transfer charge, The Company does not currently charge for additional transfers but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT.

                            GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 (the "1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of the Contract or any benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, there currently are nine Guarantee Periods available under the Contract with durations of two, three, four, five, six, seven, eight, nine and ten years. Each Guarantee Period Account established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions; however, once an interest rate is in effect for a Guarantee Period Account, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period. Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period Account except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Sub-Account investing in the DWS Money Market Portfolio. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Service Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration unless
(1) less than $1,000 would remain in the Guarantee Period Account on its expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the DWS Money Market Portfolio. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment applies to amounts deducted for Contract fees or Rider charges. In addition, no negative Market Value Adjustment will be applied to a death benefit, although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT. Market Value Adjustment will apply to all other transfers, withdrawals or a surrender. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any surrender charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                    [(1+i)/(1+j)](TO THE POWER OF n/365) - 1

     where: i is the Guaranteed Interest Rate expressed as a decimal (for example: 3% = 0.03) being credited to the current Guarantee Period;

            j is the new Guaranteed Interest Rate, expressed as a decimal, for a
              Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

            n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, if the then current market rates are lower than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will INCREASE after the Market Value Adjustment is applied. If the then current market rates are higher than the rate being credited to the Guarantee Period Account, the value of a Guarantee Period Account will DECREASE after the Market Value Adjustment is applied.

The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value also is affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company will then compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, in order to ensure that the value in the Guarantee Period Account on the last day of the Guarantee Period will equal the amount of the initial payment, LESS ANY CONTRACT FEES OR CHARGES THAT ARE APPLICABLE TO THE GUARANTEE PERIOD ACCOUNTS. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "PAYMENTS" under DESCRIPTION OF THE CONTRACT. Unless the Company is notified otherwise, if a subsequent payment is made after the Program to Protect Principal and Provide Growth Potential has been selected and during the Guarantee Period, such payment will be allocated among the selected Sub-Accounts only. If you want the subsequent payment to be allocated to a new Guarantee Period Account while enrolled in the Program, you must provide payment allocation instructions to the Company that include (1) the Guarantee Period and (2) the dollar or percentage amount you want allocated to that Guarantee Period Account.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER" and "WITHDRAWALS" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth in "SURRENDER CHARGE" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS PAID INTO AND RECEIVED FROM A CONTRACT IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates. The Variable Account is considered a part of and taxed with the operations of the Company and is not taxed as a separate entity.

As of the date of this Prospectus, the Variable Account and Sub-Accounts are not subject to tax, but the Company reserves the right to make a charge for any future tax liability it may incur as a result of the existence of the Contract, the Variable Account or the Sub-Accounts or for any tax imposed on the Company with respect to the income or assets of the Contract, the Variable Account or the Sub-Accounts held by the Company. Any such charge for taxes will be assessed against the Variable Account or the Sub-Accounts on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each Sub-Account account as though that Sub-Account were a separate taxable entity.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of Code provides that the underlying investments held under a non-qualified annuity contract must satisfy certain diversification requirements in order for the contract to be treated as an annuity contract. If these requirements are not met, the Owner will be taxed each year on the annual increase in Accumulated Valued unless a waiver of the diversification failure is obtained from the IRS.

The IRS has issued regulations under Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of the assets of such account is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. These diversification requirements must be applied separately to each Sub-Account.

The Company believes that the Underlying Portfolios will comply with the current diversification requirements so that a non-qualified Contract that invests in one or more of those Portfolios will not be disqualified from annuity contract treatment by Section 817(h) of the Code. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of any assets in the Separate Account. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Separate Account assets.

In order for a non-qualified variable annuity contract to qualify for tax deferral, assets in the segregated accounts underlying the contract must be considered to be owned by the insurance company and not by the contract owner. In three Revenue Rulings issued before the enactment of Section 817(h) of the Code in 1984, the IRS held that where a variable contract owner had certain forms of actual or potential control over the investments held under the variable annuity contract, the contract owner, rather than the issuing insurance company, would be treated as the owner and would be taxable on the income and gains produced by those assets.

QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two broad categories of variable annuity contracts: "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a tax-qualified retirement plan or program eligible for special tax treatment under the Code. A non-qualified contract is one that is not purchased in connection with a retirement plan or program eligible for special tax treatment. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS" below.

TAXATION OF THE CONTRACT

IN GENERAL. The Company believes that the Contract described in this Prospectus, with certain exceptions (see "Nonnatural Owner" below), will be considered an annuity contract under Section 72 of the Code which governs the taxation of annuities, and, if the Contract is a qualified contract, certain other provisions of the Code that will apply to it. Please note, however, if the Owner of a non-qualified Contract chooses an Annuity Date beyond the Owner's life expectancy, it is possible that the Contract may not be considered an annuity for tax purposes because there is no reasonable basis for expecting that annuity payments will ever be made under the Contract. In that event, the Owner would be taxed on the annual increase in Accumulated Value under the Contract. The Owner should consult a qualified tax adviser for more information. The following discussion assumes that a Contract will be treated as an annuity contract subject to Section 72 and, in the case of a qualified Contract, any other applicable provisions of the Code.

MANDATORY DISTRIBUTION REQUIREMENTS FOR QUALIFIED CONTRACTS. Under Section 401(a)(9) of the Code, qualified Contracts will generally be subject both to mandatory minimum distribution requirements upon attainment of age 70 1/2 by the Owner and to mandatory death benefit distribution requirements upon the death of the Owner, either before or after the commencement of benefit payments. (Note: the rules for Roth IRAs do not currently require distributions to begin during the Owner's lifetime.) To comply with Section 401(a)(9), tax-qualified plans must include a provision for the commencement of benefits when a participant attains age 70 1/2 (or under certain plans when the participant retires, if later.)


The regulations under Section 401(a)(9) provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have not yet commenced on an irrevocable basis, except for acceleration, the required minimum distribution for that year must be computed by determining the entire interest of the Owner in the Contract as of the prior December 31 and dividing that amount by the applicable distribution period as determined under the regulations. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.


The regulations further provide that if the minimum distribution requirements are applicable to an annuity contract for any year in which annuity payments have commenced on an irrevocable basis, payments under such contract must generally be non-increasing. According to the regulations, payments will not fail to satisfy the non-increasing payment requirement merely because payments are increased in one or more of the following ways:

(1)  By a constant percentage, applied not less frequently than annually;

(2) To provide a final payment upon the death of the employee that does not exceed the excess of the total value being annuitized over the total payments before the death of the employee;

(3) As a result of dividend payments or other payments that result from actuarial gains, but only if actuarial gain is measured no less frequently than annually and the resulting dividend payments or other payments are either paid no later than the year following the year for which the actuarial experience is measured or paid in the same form as the payment of the annuity over the remaining period of the annuity, beginning no later than the year following the year for which the actuarial experience is measured; and

(4) An acceleration of payments under the annuity which is defined as a shortening of the payment period with respect to an annuity or a full or partial commutation of the future annuity payments. An increase in the payment amount will be treated as an acceleration of payments in the annuity only if the total future expected payments under the annuity (including the amount of any payment made as a result of the acceleration) is decreased as a result of the change in payment period.

Some forms of annuity payments permitted under the Contract may not meet the requirements under the final regulations issued pursuant to Section 401(a)(9). In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to the Owner to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

To comply with Section 401(a)(9) of the Code, tax-qualified plans must also include provisions for the distribution of plan benefits after the death of the participant. If the surviving spouse of the participant is the beneficiary subject to the terms of such a plan, Section 401(a)(9) permits the surviving spouse to defer the commencement of benefits until he or she reaches age 70 1/2, at which time the minimum distribution requirements will apply as though the spouse were a plan participant.

If the beneficiary of a qualified Contract is not the participant's surviving spouse, the operation of the death benefit distribution requirements of Section 401(a)(9) will depend upon whether annuity payments have commenced. If the participant dies and annuity payments have commenced, the entire remaining interest must be distributed to the beneficiary at least as rapidly as under the method of distribution being used as of the date of the participant's death. If the participant dies before annuity payments have commenced, the entire interest must be distributed to the beneficiary either (i) within five years after the participant's death and/or (ii) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

If a beneficiary intends to comply with the substantially equal payment requirements without electing annuity payments, the required minimum distribution for any year must be computed by determining the entire interest of the owner in the Contract as of the prior December 31 and dividing that amount by the life expectancy of the owner and beneficiary as determined under the regulations. If the beneficiary intends to comply with the requirement by electing to receive annuity payments, these payments must satisfy the "nonincreasing payment" requirement discussed above. Some forms of annuity payments offered under the Contract may not satisfy these requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order for distributions to a beneficiary to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

MANDATORY DISTRIBUTION REQUIREMENTS FOR NON-QUALIFIED CONTRACTS. Under Section 72(s) of the Code, a non-qualified annuity contract must contain specified provisions with respect to the distribution of the amounts held under the contract following the death of the contract owner. If this requirement is not met, the owner will be taxed each year on the annual increase in Accumulated Value. This Contract contains provisions that are designed to meet the requirements of Section 72(s).

Under Section 72(s), if the deceased Owner's surviving spouse is the beneficiary, the surviving spouse may retain the contract and continue deferral during his or her lifetime. If the beneficiary of the Contract is not the deceased Owner's surviving spouse, the specific distribution requirement applicable under Section 72(s) will depend upon whether annuity payments have commenced. If any Owner dies after annuity payments have commenced, the entire remaining interest under the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death. If any Owner dies before annuity payments have commenced, then the entire amount held under the Contract must be distributed:

(1)  within five years after the death of the Owner, and/or

(2) in distributions that commence within one year after the date of death and are made in substantially equal amounts over a period not extending beyond the life or life expectancy of the beneficiary.

In a private letter ruling issued in 2001, the IRS held that distributions made to the designated beneficiary under a non-qualified variable annuity contract under a procedure that provided for payments over the life expectancy of the beneficiary would qualify under the "substantially equal" procedure described in
(ii) above, even though the beneficiary had the right to accelerate payments under the distribution procedure so long as the payments continued automatically unless and until such an acceleration occurred. In the event that future IRS regulations and/or rulings would require Contract modification in order to remain in compliance with these distribution requirements, the Company will make reasonable efforts to comply and it reserves the right to make such changes as it deems appropriate for that purpose.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, increases in the Contract's Accumulated Value are not taxable to the Owner until withdrawn from the Contract. Under the current provisions of the Code, amounts received or deemed to have been received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first allocable to any investment gains credited to the contract over the taxpayer's "investment in the contract" and, to that extent, are treated as ordinary income subject to federal income taxation. For this purpose, the "investment in the contract" is the total of all payments to the Contract that were not excluded from the Owner's income less any amounts previously withdrawn from the Contract which were excluded from income as recovery of the investment in the Contract. For purposes of computing the taxable amount of any distribution under these rules, Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract. Different rules may apply to Qualified Contracts.

ANNUITY PAYOUTS AFTER ANNUITIZATION. After annuity benefit payments begin under the Contract, a portion of each such payment received may generally be excluded from income as a recovery of the investment in the Contract. Different formulas apply to the computation of the excludable portion with respect to fixed annuity payments and with respect to variable annuity payments, but the general effect of both formulas is to allocate the exclusion from income for the investment in the Contract ratably over the period during which annuity payments will be received. All annuity payments received in excess of this excludable amount are taxable as ordinary income. Once the investment in the Contract is fully recovered, because payments under the Contract have continued for longer than expected, the entire amount of all future payments will be taxable. If the annuitant dies before the entire investment in the Contract is recovered, a deduction for the remaining amount is generally allowed on the annuitant's final tax return.

PENALTY ON EARLY DISTRIBUTIONS. Under Section 72(q) of the Code, a 10% penalty tax may be imposed on the withdrawal of investment gains from a non-qualified Contract if the withdrawal is made prior to age 59 1/2. A similar 10% penalty tax is imposed under Section 72(t) of the Code on withdrawals or distributions of investment gains from a qualified Contract prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

     -    taken on or after age 59 1/2; or

     - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code); or in the case of the Owner's "total disability" (as defined in the Code); or

     - if withdrawals from a qualified Contract are made to an employee who has terminated employment after reaching age 55; or

     - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee or the payee and a beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses, or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.


Some forms of annuity payments permitted under the Contracts may not meet the "substantially equal" payment requirements under Section 72(q) or Section 72(s). Because of the uncertainties regarding these issues, a qualified tax adviser should be consulted prior to any request for a withdrawal from a Contract prior to age 59 1/2.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract without receiving adequate and full consideration for the transfer, Section 72 of the Code generally requires the Owner to report taxable income equal to any investment gain in value over the Owner's cost basis at the time of the transfer. This acceleration rule applies to a transfer to another individual (other than the Owner's spouse) or to a nonnnatural person, such as a trust. If the transfer is to a charity, the Owner may be allowed a deduction for some or all of the value of the Contract transferred. If the transfer is not to a charity, the Owner may also be subject to gift tax on some or all of the value of the Contract transferred without adequate and full consideration.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date (an immediate annuity) or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A mandatory 20% withholding requirement applies to distributions from most other qualified contracts if such distribution would have been eligible to be rolled over into another qualified plan. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

OTHER TAX ISSUES

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO. The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owner's country of citizenship or residence. Consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract.

FOREIGN TAX CREDITS. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

PROVISIONS APPLICABLE ONLY TO TAX QUALIFIED PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

Qualified Contracts may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to owners of non-qualified Contracts. Individuals purchasing a qualified Contract should carefully review any such changes or limitations that may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees, including self-employed individuals. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

INDIVIDUAL RETIREMENT ANNUITIES. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY" under DESCRIPTION OF THE CONTRACT. The Contract, including all available riders, was filed with the IRS and its form approved as a prototype. Such an approval is an approval as to the form of the Contract and does not represent a determination of its merits.

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAs"). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.


If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal, transfer or surrender, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Portfolios. At least annually, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.)

The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and other statements unless the Owner notifies the Service Office in writing within 30 days after receipt of the statement.

                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to owners of TSA Contracts (i.e., contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. You must use a Company form to request a loan. You may obtain Company forms by calling 1-800-782-8380. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro-rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated to the DWS Money Market VIP instead.

                ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law to make additions to, deletions from, or substitutions for the shares of a fund that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Portfolio no longer are available for investment or if in the Company's judgment further investment in any Underlying Portfolio should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Portfolio and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new portfolio or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Portfolios also are issued to separate accounts of other insurance companies which issue variable life contracts ("mixed funding"). Shares of the Underlying Portfolios also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the Underlying Portfolios do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the trustees of the Underlying Portfolios intend to monitor events in order to identify any material conflicts between such Owners and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate portfolios should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

(1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or Sub-Accounts having assets of the same class,

(2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

(3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

(4) to substitute the shares of any other registered investment company for the Underlying Portfolio shares held by a Sub-Account, in the event that Underlying Portfolio shares are unavailable for investment, or if the Company determines that further investment in such Underlying Portfolio shares is inappropriate in view of the purpose of the Sub-Account,

(5)  to change the methodology for determining the net investment factor,

(6)  to change the names of the Variable Account or of the Sub-Accounts, and

(7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                    CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. You will be given written notice of such changes.

                                  VOTING RIGHTS

The Company will vote Underlying Portfolio shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Portfolio, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Portfolio. During the accumulation phase, the number of Underlying Portfolio shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Portfolio share. During the annuity payout phase, the number of Underlying Portfolio shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Portfolio share. Ordinarily, the Annuitant's voting interest in the Underlying Portfolio will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

Effective May 1, 2008, Epoch Securities, Inc. ("Epoch" or "Principal Underwriter"), a Delaware company located at 132 Turnpike Road, Southborough, Massachusetts 01772, became principal underwriter for the Contracts. Epoch is a wholly-owned subsidiary of The Goldman Sachs Group, Inc.

The Company paid commissions not to exceed 7.0% of payments to broker-dealers that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect with lower initial commission amounts plus ongoing annual compensation of up to 1% of the Contract's Accumulated Value.

To the extent permitted by FINRA rules, overrides and promotional incentives or payments also may be provided to independent marketing organizations and broker-dealers based on the Contract's Accumulated Value, sales volumes, the performance of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract.

The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account, which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. The Company will retain any surrender charges assessed on a Contract.

                                  LEGAL MATTERS

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

-    the Separate Account; or

- the ability of the principal underwriter to perform its contract with the Separate Account; or

- on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

                               FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A

                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company's creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim's paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If the Contract is surrendered, or if an Excess Amount is withdrawn while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least six full Contract years.

In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

     If the Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If the Contract is issued on or after the Annuitant's 60th birthday, up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, no additional allocations will be accepted into the Fixed Account on or after the third Contract anniversary. Further, no payments to the Fixed Account will be permitted if the Contract is issued after the Annuitant's 81st birthday.

If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the DWS Money Market Portfolio.

                                   APPENDIX B

                SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a Payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge amount is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender of the Owners' Contract, based on hypothetical Accumulated Values.

          HYPOTHETICAL      FREE       SURRENDER
ACCOUNT    ACCUMULATED   WITHDRAWAL     CHARGE     SURRENDER
 YEAR         VALUE        AMOUNT     PERCENTAGE     CHARGE
-------   ------------   ----------   ----------   ----------
   1       $54,000.00    $ 8,100.00       7%        $3,213.00
   2        58,320.00      8,748.00       6%         2,974.32
   3        62,985.60     12,985.60       5%         2,500.00
   4        68,024.45     18,024.45       4%         2,000.00
   5        73,466.40     23,466.40       3%         1,500.00
   6        79,343.72     29,343.72       2%         1,000.00
   7        85,691.21     35,691.21       0%             0.00

WITHDRAWAL -- Assume a Payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge amount is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals from the Owners' Contract, based on hypothetical Accumulated Values.

          HYPOTHETICAL                   FREE       SURRENDER
ACCOUNT    ACCUMULATED                WITHDRAWAL     CHARGE     SURRENDER
 YEAR         VALUE      WITHDRAWAL     AMOUNT     PERCENTAGE     CHARGE
-------   ------------   ----------   ----------   ----------   ---------
   1       $54,000.00    $     0.00   $ 8,100.00       7%        $   0.00
   2        58,320.00          0.00     8,748.00       6%            0.00
   3        62,985.60          0.00    12,985.60       5%            0.00
   4        68,024.45     30,000.00    18,024.45       4%          479.02
   5        41,066.40     10,000.00     6,159.96       3%          115.20
   6        33,551.72      5,000.00     5,032.76       2%            0.00
   7        30,835.85     10,000.00     4,625.38       0%            0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)] (TO THE POWER OF n/365) - 1

For purposes of the examples below:

i = the guaranteed interest rate being credited to the guarantee period.

j = the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

n = the number of days from the date of surrender to the expiration date of the guarantee period.

The following examples assume:

     1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

     2. The date of surrender is seven years (2,555 days) from the expiration date.

     3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

     4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

     5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

The market value factor     = [(1+i)/(1+j)]n/365 - 1

                            = [(1+.08)/(1+.11)]2555/365 - 1

                            = (.97297)7 - 1

                            =  -.17454

The Market Value Adjustment = Maximum of the market value factor multiplied by the withdrawal or the negative of the excess earned over 3%

                            = Maximum (-.17454 X $62,985.60 or -$8,349.25)

                            = Maximum (-$10,992.38 or -$8,349.25)

                            = -$8,349.25

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

The market value factor     = [(1+i)/(1+j)] (TO THE POWER OF n/365) - 1

                            = [(1+.08)/(1+.10)] (TO THE POWER OF 2555/365) - 1

                            = (.98182) (TO THE POWER OF 7) - 1

                            = -.12054

The Market Value Adjustment = the market value factor multiplied by the withdrawal

                            = -.12054 X $62,985.60

                            = -$7,592.11

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

The market value factor     = [(1+i)/(1+j)]n/365 - 1

                            = [(1+.08)/(1+.05)]2555/365 - 1

                            = (1.02857)7 - 1

                            = .21798

The Market Value Adjustment = Minimum of the market value factor multiplied by the withdrawal or the excess interest earned over
                              3%

                            = Minimum of (.21798 X $62,985.60 or $8,349.25)

                            = Minimum of ($13,729.78 or $8,349.25)

                            = $8,349.25

* Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

The market value factor     = [(1+i)/(1+j)] (TO THE POWER OF n/365) - 1

                            = [(1+.08)/(1+.07)] (TO THE POWER OF 2555/365) - 1

                            = (1.00935) (TO THE POWER OF 7) - 1

                            = .06728

The Market Value Adjustment = the market value factor multiplied by the withdrawal

                            = .06728 X $62,985.60

                            = $4,237.90

** Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C

                                THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS

Assume a Payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the hypothetical Accumulated Values.

                      HYPOTHETICAL
       HYPOTHETICAL      MARKET
        ACCUMULATED      VALUE          DEATH         DEATH         DEATH       HYPOTHETICAL
YEAR      VALUE        ADJUSTMENT    BENEFIT (a)   BENEFIT (b)   BENEFIT (c)   DEATH BENEFIT
----   ------------   ------------   -----------   -----------   -----------   -------------
 1      $53,000.00       $  0.00      $53,000.00    $52,500.00    $50,000.00     $53,000.00
 2       53,530.00        500.00       54,030.00     55,125.00     53,000.00      55,125.00
 3       58,883.00          0.00       58,883.00     57,881.25     55,125.00      58,883.00
 4       52,994.70        500.00       53,494.70     60,775.31     58,883.00      60,775.31
 5       58,294.17          0.00       58,294.17     63,814.08     60,775.31      63,814.08
 6       64,123.59        500.00       64,623.59     67,004.78     63,814.08      67,004.78
 7       70,535.95          0.00       70,535.95     70,355.02     67,004.78      70,535.95
 8       77,589.54        500.00       78,089.54     73,872.77     70,535.95      78,089.54
 9       85,348.49          0.00       85,348.49     77,566.41     78,089.54      85,348.49
10       93,883.34          0.00       93,883.34     81,444.73     85,348.49      93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment.

Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield of 5%, reduced proportionately to reflect withdrawals.

Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS

Assume a Payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the hypothetical Accumulated Values.

           HYPOTHETICAL                HYPOTHETICAL
CONTRACT   ACCUMULATED      PARTIAL    MARKET VALUE      DEATH
  YEAR        VALUE       WITHDRAWAL    ADJUSTMENT    BENEFIT (a)
--------   ------------   ----------   ------------   -----------
    1       $53,000.00    $     0.00      $  0.00      $53,000.00
    2        53,530.00          0.00       500.00       54,030.00
    3         3,883.00     50,000.00         0.00        3,883.00
    4         3,494.70          0.00       500.00        3,994.70
    5         3,844.17          0.00         0.00        3,844.17
    6         4,228.59          0.00       500.00        4,728.59
    7         4,651.45          0.00         0.00        4,651.45
    8         5,116.59          0.00       500.00        5,616.59
    9         5,628.25          0.00         0.00        5,628.25
   10           691.07      5,000.00         0.00          691.07

CONTRACT      DEATH         DEATH       HYPOTHETICAL
  YEAR     BENEFIT (b)   BENEFIT (c)   DEATH BENEFIT
--------   -----------   -----------   -------------
    1       $52,500.00    $50,000.00     $53,000.00
    2        55,125.00     53,000.00      55,125.00
    3         4,171.13      3,972.50       4,171.13
    4         4,379.68      4,171.13       4,379.68
    5         4,598.67      4,379.68       4,598.67
    6         4,828.60      4,598.67       4,828.60
    7         5,070.03      4,828.60       5,070.03
    8         5,323.53      5,070.03       5,616.69
    9         5,589.71      5,616.69       5,628.25
   10           712.70        683.44         712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment.

Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield reduced proportionately to reflect withdrawals.

Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a Payment of $50,000 is made on the issue date and no additional Payments are made. Assume there are no withdrawals. The table below presents examples of the Death Benefit based on the hypothetical Accumulated Values.

                          HYPOTHETICAL
           HYPOTHETICAL      MARKET
CONTRACT   ACCUMULATED        VALUE       HYPOTHETICAL
  YEAR        VALUE        ADJUSTMENT    DEATH BENEFIT
--------   ------------   ------------   -------------
    1       $53,000.00       $  0.00       $53,000.00
    2        53,530.00        500.00        54,030.00
    3        58,883.00          0.00        58,883.00
    4        52,994.70        500.00        53,494.70
    5        58,294.17          0.00        58,294.17
    6        64,123.59        500.00        64,623.59
    7        70,535.95          0.00        70,535.95
    8        77,589.54        500.00        78,089.54
    9        85,348.49          0.00        85,348.49
   10        93,883.34          0.00        93,883.34

The hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D

                         CONDENSED FINANCIAL INFORMATION
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT KG


THE FOLLOWING TABLES PROVIDE CONDENSED FINANCIAL INFORMATION FOR THE SUB-ACCOUNTS OF THE COMPANY FOR THE 10-YEAR PERIOD ENDING DECEMBER 31, 2008.



                                                                        YEAR ENDED DECEMBER 31ST
                                                 --------------------------------------------------------------------
SUB-ACCOUNT                                       2008   2007   2006   2005   2004   2003   2002   2001   2000   1999
-----------                                      --------------------------------------------------------------------
AIM V.I. UTILITIES FUND (SERIES I SHARES)
   Unit Value $:
   Beginning of Period                            1.272  1.069  0.864  0.750  0.616  0.532  0.677  1.000    N/A   N/A
   End of Period                                  0.848  1.272  1.069  0.864  0.750  0.616  0.532  0.677    N/A   N/A
   Number of Units Outstanding at End of Period
      (in thousands)                             11,320 12,976 14,422 14,983 11,875 10,174  9,254  2,849    N/A   N/A
ALGER AMERICAN BALANCED PORTFOLIO (CLASS O)
Unit Value $:
   Beginning of Period                            1.255  1.133  1.097  1.026  0.996  0.848  0.981  1.014  1.058 1.000
   End of Period                                  0.845  1.255  1.133  1.097  1.026  0.996  0.848  0.981  1.014 1.058
   Number of Units Outstanding at End of Period
      (in thousands)                             41,848 51,587 60,624 71,489 81,165 90,542 95,327 55,574 26,637     0
ALGER AMERICAN CAPITAL APPRECIATION PORTFOLIO
   (CLASS O)
Unit Value $:
   Beginning of Period                            1.186  0.901  0.766  0.679  0.637  0.479  0.735  1.014  1.197 1.000
   End of Period                                  0.642  1.186  0.901  0.766  0.679  0.637  0.479  0.735  0.887 1.197
   Number of Units Outstanding at End of Period
      (in thousands)                             29,882 36,269 33,430 37,385 42,604 46,804 48,154 44,504 35,277 1,495
CREDIT SUISSE TRUST INTERNATIONAL EQUITY
   FLEX III PORTFOLIO
Unit Value $:
   Beginning of Period                            2.122  1.662  1.272  1.009  0.819  0.581  0.667  0.748  1.000   N/A
   End of Period                                  0.945  2.122  1.662  1.272  1.009  0.819  0.581  0.667  0.748   N/A
   Number of Units Outstanding at End of Period
      (in thousands)                              9,119 12,144 13,197 13,871 12,866  9,474  7,270  3,264  1,256   N/A
CREDIT SUISSE TRUST INTERNATIONAL EQUITY
   FLEX II PORTFOLIO
Unit Value $:
   Beginning of Period                            0.706  0.746  0.668  0.583  0.502  0.344  0.531  0.754  1.000   N/A
   End of Period                                  0.371  0.706  0.746  0.668  0.583  0.502  0.344  0.531  0.754   N/A
   Number of Units Outstanding at End of Period
      (in thousands)                              6,023  6,245  9,451 12,903 10,618  6,019  6,009  3,934  2,555   N/A

                                                                        YEAR ENDED DECEMBER 31ST
                                                 ----------------------------------------------------------------------
SUB-ACCOUNT                                       2008   2007    2006   2005   2004   2003   2002   2001   2000   1999
-----------                                      ----------------------------------------------------------------------
DREYFUS IP MIDCAP STOCK PORTFOLIO
   (INITIAL SHARES)
Unit Value $:
   Beginning of Period                            1.593  1.592   1.498  1.392  1.233  0.949  1.100  1.153  1.080  1.000
   End of Period                                  0.936  1.593   1.592  1.498  1.392  1.233  0.949  1.100  1.153  1.080
   Number of Units Outstanding at End of Period
      (in thousands)                             27,735 33,552  43,196 48,787 53,998 61,205 61,956 35,401 20,310    516
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
   (INITIAL SHARES)
Unit Value $:
   Beginning of Period                            0.840  0.790   0.734  0.718  0.686  0.552  0.788  1.032  1.177  1.000
   End of Period                                  0.543  0.840   0.790  0.734  0.718  0.686  0.552  0.788  1.032  1.177
   Number of Units Outstanding at End of Period
      (in thousands)                              4,323  5,792   7,248  9,175 10,121 11,901 13,913 11,818  8,187    878
DWS CAPITAL GROWTH VIP*(CLASS A)
Unit Value $:
   Beginning of Period                            1.183  1.066   0.996  0.927  0.871  0.696  0.997  1.254  1.411  1.057
   End of Period                                  0.782  1.183   1.066  0.996  0.927  0.871  0.696  0.997  1.254  1.411
   Number of Units Outstanding at End of Period
      (in thousands)                             78,792 97,862 118,500 94,664 33,347 37,576 41,844 43,019 44,215 30,553
DWS GLOBAL OPPORTUNITIES VIP (CLASS A)
Unit Value $:
   Beginning of Period                            2.317  2.149   1.785  1.532  1.260  0.857  1.085  1.459  1.563  1.057
   End of Period                                  1.143  2.317   2.149  1.785  1.532  1.260  0.857  1.085  1.459  1.563
   Number of Units Outstanding at End of Period
      (in thousands)                             17,680 21,475  26,819 29,183 31,147 30,661 34,826 37,471 38,150 10,987
DWS GROWTH & INCOME VIP (CLASS A)
Unit Value $:
   Beginning of Period                            0.998  0.999   0.891  0.852  0.785  0.628  0.829  0.947  0.981  1.057
   End of Period                                  0.607  0.998   0.999  0.891  0.852  0.785  0.628  0.829  0.947  0.981
   Number of Units Outstanding at End of Period
      (in thousands)                             46,468 57,141  70,662 85,395 40,306 45,199 46,691 44,293 39,552 34,413
DWS HEALTH CARE VIP (CLASS A)
Unit Value $:
   Beginning of Period                            1.424  1.276   1.219  1.139  1.055  0.800  1.055  1.000    N/A    N/A
   End of Period                                  1.079  1.424   1.276  1.219  1.139  1.055  0.800  1.055    N/A    N/A
   Number of Units Outstanding at End of Period
      (in thousands)                             10,687 12,122  14,794 17,848 20,688 23,181 20,830  9,388    N/A    N/A

                                                                            YEAR ENDED DECEMBER 31ST
                                                 ------------------------------------------------------------------------------
SUB-ACCOUNT                                       2008    2007    2006    2005    2004    2003    2002    2001    2000    1999
-----------                                      ------------------------------------------------------------------------------
DWS INTERNATIONAL VIP (CLASS A)
Unit Value $:
   Beginning of Period                            1.479   1.309   1.054   0.921   0.801   0.636   0.790   1.159   1.501   1.057
   End of Period                                  0.755   1.479   1.309   1.054   0.921   0.801   0.636   0.790   1.159   1.501
   Number of Units Outstanding at End of Period
      (in thousands)                             22,039  27,239  31,793  34,104  36,810  40,727  42,497  38,684  35,705  19,494
DWS BALANCED VIP (CLASS A)
Unit Value $:
   Beginning of Period                            1.574   1.522   1.401   1.362   1.293   1.112   1.330   1.436   1.496   1.321
   End of Period                                  1.128   1,574   1.522   1.401   1.362   1.293   1.112   1.330   1.436   1.496
   Number of Units Outstanding at End of Period
      (in thousands)                             60,267  76,991  91,858 112,219 136,894 158,329 182,254 198,614 155,491 141,157
DWS BLUE CHIP VIP (CLASS A)
Unit Value $:
   Beginning of Period                            1.609   1.577   1.383   1.274   1.114   0.888   1.156   1.392   1.532   1.241
   End of Period                                  0.976   1.609   1.577   1.383   1.274   1.114   0.888   1.156   1.392   1.532
   Number of Units Outstanding at End of Period
      (in thousands)                             36,810  46,268  56,486  64,342  78,148  84,330  95,152 108,416 104,322  85,136
DWS CORE FIXED INCOME VIP (CLASS A)
Unit Value $:
   Beginning of Period                            1.517   1.477   1.436   1.425   1.383   1.334   1.252   1.201   1.109   1.148
   End of Period                                  1.206   1.517   1.477   1.436   1.425   1.383   1.334   1.252   1.201   1.109
   Number of Units Outstanding at End of Period
      (in thousands)                             33,832  38,367  42,582  49,296  57,078  66,674  78,141  49,367  39,396  41,387
DWS DREMAN HIGH RETURN EQUITY VIP (CLASS A)
Unit Value $:
   Beginning of Period                            1.642   1.697   1.449   1.362   1.211   0.931   1.152   1.149   0.983   1.057
   End of Period                                  0.874   1.642   1.697   1.449   1.362   1.211   0.931   1.152   1.149   0.893
   Number of Units Outstanding at End of Period
      (in thousands)                             84,954 105,329 132,090 132,600 146,873 161,745 173,201 116,791  75,998  78,707

                                                                          YEAR ENDED DECEMBER 31ST
                                                 --------------------------------------------------------------------------
SUB-ACCOUNT                                               2008   2007   2006   2005   2004    2003    2002    2001    2000    1999
-----------                                              --------------------------------------------------------------------------
DWS DREMAN SMALL MID CAP VALUE VIP (CLASS A)
   Unit Value $:
   Beginning of Period                                    2.685  2.642  2,143  1.971  1.586   1.133   1.296   1.117   1.089   1.074
   End of Period                                          1.762  2.685  2.642  2.143  1.971   1.586   1.133   1.296   1.117   1.089
   Number of Units Outstanding at End of Period
      (in thousands)                                     29,570 36,991 43,399 54,103 66,158  71,093  75,953  48,921  34,644  39,614
DWS GLOBAL THEMATIC VIP (CLASS A)
Unit Value $:
   Beginning of Period                                    1.913  1.826  1.423  1.174  1.037   0.815   0.981   1.177   1.235   1.057
   End of Period                                          0.986  1.913  1.826  1.423  1.174   1.037   0.815   0.981   1.177   1.235
   Number of Units Outstanding at End of Period
      (in thousands)                                     17,680 20,835 24,886 20,131 20,878  20,336  20,709  18,168  15,371   8,559
DWS GOVERNMENT & AGENCY SECURITIES VIP (CLASS A)
Unit Value $:
   Beginning of Period                                    1.545  1.479  1.440  1.424  1.392   1.381   1.296   1.223   1.118   1.126
   End of Period                                          1.599  1.545  1.479  1.440  1.424   1.392   1.381   1.296   1.223   1.118
   Number of Units Outstanding at End of Period
      (in thousands)                                     46,509 49,953 55,362 65,750 79,487 109,356 184,162  80,609  42,764  45,653
DWS HIGH INCOME VIP (CLASS A)
Unit Value $:
   Beginning of Period                                    1.533  1.540  1.414  1.381  1.245   1.014   1.031   1.019   1.132   1.124
   End of Period                                          1.150  1.533  1.540  1.414  1.381   1.245   1.014   1.031   1.019   1.132
   Number of Units Outstanding at End of Period
      (in thousands)                                     42,139 49,101 67,251 79,756 97,566 120,130 124,810 120,205 115,238 130,757
DWS DIVERSIFIED INTERNATIONAL SELECT EQUITY VIP (CLASS A)
Unit Value $:
   Beginning of Period                                    2.052  1.783  1.440  1.276  1.094   0.855   1.002   1.345   1.715   1.194
   End of Period                                          1.036  2.052  1.783  1.440  1.276   1.094   0.855   1.002   1.345   1.715
   Number of Units Outstanding at End of Period
      (in thousands)                                     20,487 25,700 30,472 34,719 38,352  38,494  44,113  40,663  45,507  41,325

                                                                         YEAR ENDED DECEMBER 31ST
                                                 -----------------------------------------------------------------------
SUB-ACCOUNT                                       2008   2007   2006   2005   2004   2003    2002    2001   2000   1999
-----------                                      -----------------------------------------------------------------------
DWS LARGE CAP VALUE VIP**(CLASS A)
Unit Value $:
   Beginning of Period                            2.421  2.170  1.907  1.897  1.748  1.337   1.595   1.588  1.387  1.566
   End of Period                                  1.518  2.421  2.170  1.907  1.897  1.748   1.337   1.595  1.588  1.387
   Number of Units Outstanding at End of Period
      (in thousands)                             21,030 27,166 33,240 40,803 49,127 58,024  67,066  70,516 71,229 89,798
DWS MID CAP GROWTH VIP (CLASS A)
Unit Value $:
   Beginning of Period                            1.230  1.152  1.053  0.928  0.906  0.685   1.002   1.299  1.386  1.000
   End of Period                                  0.606  1.230  1.152  1.053  0.928  0.906   0.685   1.002  1.299  1.386
   Number of Units Outstanding at End of Period
      (in thousands)                              9,812 11,300 13,386 14,814 17,086 20,572  21,625  27,383 27,728  5,432
DWS MONEY MARKET VIP (CLASS A)
Unit Value $:
   Beginning of Period                            1.278  1.235  1.196  1.180  1.186  1.194   1.195   1.168  1.116  1.080
   End of Period                                  1.293  1.278  1.235  1.196  1.180  1.186   1.194   1.195  1.168  1.116
   Number of Units Outstanding at End of Period
      (in thousands)                             59,626 58,844 54,082 61,161 68,139 99,559 180,367 183,584 82,252 59,036
DWS SMALL CAP GROWTH VIP (CLASS A)
Unit Value $:
   Beginning of Period                            1.353  1.292  1.245  1.179  1.077  0.822   1.253   1.785  2.027  1.528
   End of Period                                  0.674  1.353  1.292  1.245  1.179  1.077   0.822   1.253  1.785  2.027
   Number of Units Outstanding at End of Period
      (in thousands)                             23,235 27,285 34,660 40,451 42,214 51,463  52,450  50,132 51,239 37,457

                                                                         YEAR ENDED DECEMBER 31ST
                                                 ------------------------------------------------------------------------
SUB-ACCOUNT                                       2008   2007   2006   2005    2004    2003    2002   2001   2000   1999
-----------                                      ------------------------------------------------------------------------
DWS STRATEGIC INCOME VIP (CLASS A)
Unit Value $:
   Beginning of Period                            1.531  1.473  1.371  1.358   1.268   1.192   1.087  1.047  1.035  1.115
   End of Period                                  1.393  1.531  1.473  1.371   1.358   1.268   1.192  1.087  1.047  1.035
   Number of Units Outstanding at End of Period
      (in thousands)                             17,120 21,043 19,739 19,539  20,890  22,654  24,668  7,082  3,951  3,483
DWS TECHNOLOGY VIP (CLASS A)
Unit Value $:
   Beginning of Period                            0.960  0.852  0.857  0.838   0.834   0.577   0.908  1.361  1.761  1.000
   End of Period                                  0.509  0.960  0.852  0.857   0.838   0.834   0.577  0.908  1.361  1.761
   Number of Units Outstanding at End of Period
      (in thousands)                             29,728 37,450 44,278 55,324  64,797  78,219  79,087 92,061 89,808 31,063
DWS TURNER MID CAP GROWTH VIP (CLASS A)
Unit Value $:
   Beginning of Period                            1.344  1.084  1.032  0.936   0.855   0.584   0.875  1.000    N/A    N/A
   End of Period                                  0.669  1.344  1.084  1.032   0.936   0.855   0.584  0.875    N/A    N/A
   Number of Units Outstanding at End of Period
      (in thousands)                             13,046 15,311 19,321 22,040  22,412  26,882  21,986  6,848    N/A    N/A
DWS EQUITY INDEX 500 VIP (CLASS A)
Unit Value $:
   Beginning of Period                            1.077  1.037  0.911  0.883   0.811   0.643   0.840  0.968  1.090  1.000
   End of Period                                  0.667  1.077  1.037  0.911   0.883   0.811   0.643  0.840  0.968  1.090
   Number of Units Outstanding at End of Period
      (in thousands)                             56,523 67,369 82,444 96,115 112,590 120,291 118,554 76,215 52,751 17,600



* Effective April 27, 2009, DWS Janus Growth and Income VIP is margining into the DWS Capital Growth VIP.

** Effective April 27, DWS Davis Venture Value VIP is margining into the DWS Large Cap Value VIP.

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

      FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS FUNDED
                                     THROUGH

                                 SUB-ACCOUNT OF

                               SEPARATE ACCOUNT KG

                INVESTING IN SHARES OF THE UNDERLYING PORTFOLIOS


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE SCUDDER GATEWAY ELITE PROSPECTUS OF SEPARATE ACCOUNT KG, DATED MAY 1, 2009 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY, PO BOX 758554, TOPEKA, KS 66675, TELEPHONE 1-800-782-8380.

                                DATED MAY 1, 2009


Commonwealth Annuity Scudder Gateway Elite

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                3
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY                 4
SERVICES                                                                       5
UNDERWRITERS                                                                   6
ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION                     6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM                    8
DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER         8
PERFORMANCE INFORMATION                                                       11
TAX-DEFERRED ACCUMULATION                                                     18
FINANCIAL STATEMENTS                                                         F-1

                         GENERAL INFORMATION AND HISTORY

Effective September 1, 2006, Allmerica Financial Life Insurance and Annuity Company was renamed Commonwealth Annuity and Life Insurance Company (the "Company"). The Company is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, the Company was a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica)", which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 85 Broad Street, New York, NY 10004. The Company's principal office (the "Principal Office") was relocated to 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 508-460-2400.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2008, the Company and its subsidiaries had $6 billion in assets and $12 billion of life insurance in force.


In connection with its purchase of the Company in December 2005, Goldman Sachs provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Goldman Sachs agreed to make capital contributions to the Company, subject to a maximum of $350 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Goldman Sachs. These assurances are not evidence of indebtedness or an obligation or liability of Goldman Sachs, and do not provide Contract Owners with any specific rights or recourse against Goldman Sachs.

Separate Account KG (the "Variable Account") is a separate investment account of Commonwealth Annuity and Life Insurance Company (the "Company") authorized by vote of its Board of Directors on June 13, 1996. Several Sub-Accounts of the Variable Account are available under the Scudder Gateway Elite contract (the "Contract"). Each Sub-Account invests exclusively in shares of one of the following portfolios:

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Utilities Fund

THE ALGER AMERICAN FUND
Alger American Balanced Portfolio
Alger American Capital Appreication Portfolio

CREDIT SUISSE TRUST

Credit Suisse Trust International Equity Flex III Portfolio
Credit Suisse Trust International Equity Flex II Portfolio


DREYFUS INVESTMENT PORTFOLIOS
Dreyfus IP MidCap Stock Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Dreyfus Socially Responsible Growth Fund, Inc.

DWS VARIABLE INVESTMENT FUNDS
DWS Equity 500 Index VIP

DWS VARIABLE SERIES I (CLASS A)
DWS Capital Growth VIP
DWS Global Opportunities VIP
DWS Growth & Income VIP
DWS Health Care VIP
DWS International VIP

DWS VARIABLE SERIES II (CLASS A)
DWS Balanced VIP
DWS Blue Chip VIP

DWS Core Fixed Income VIP
DWS Dreman High Return Equity VIP

DWS Dreman Small Mid Cap Value VIP
DWS Global Thematic VIP
DWS Government & Agency Securities VIP
DWS High Income VIP

DWS Diversified International Select Equity VIP
DWS Large Cap Value VIP

DWS Mid Cap Growth VIP
DWS Money Market VIP
DWS Small Cap Growth VIP
DWS Strategic Income VIP
DWS Technology VIP
DWS Turner Mid Cap Growth VIP

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its parent and affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Portfolio shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Portfolio shares is reflected on the records of the Underlying Portfolio and is not represented by any transferable stock certificates.

MAIL ROOM AND ADMINISTRATIVE SERVICES. Goldman Sachs and the Company have retained Security Benefit Life Insurance Company and its affiliates (collectively, "Security Benefit") to provide systems, administrative, accounting, mailroom and lockbox services and other services to the Company. The principal administrative offices of Security Benefit are located at One Security Benefit Place, Topeka, Kansas, 66636.


EXPERTS. The financial statements of the Company as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, and the financial statements of Separate Account KG of the Company as of December 31, 2008 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

OTHER SERVICE ARRANGEMENTS

The Company may enter into certain arrangements under which the Company (or its affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of payments the Company receives from the Fund's service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that the Company and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. (These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees; see the Funds' prospectuses for more information.) Some service providers may pay the Company significantly more than others and the amount the Company receives may be substantial. The percentages that we receive under these arrangements currently range from 0.10% to 0.22%.

Certain of the Funds may also make payments to us or to Epoch under their distribution plans (12b-1 plans). The payment rates currently range up to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the dollar amount of payment to the Company or to Epoch. Conversely, if the value of the Fund goes down, payments to the Company or to Epoch would decrease.

The Company (and our affiliates) may profit from these payments. As of the date of this prospectus, we were receiving payments from each Fund's service providers. The Company and/or the Epoch also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products the Company or our affiliates may issue or administer.

                                  UNDERWRITERS

Effective May 1, 2008, Epoch Securities, Inc., a Delaware company located at 132 Turnpike Road, Southborough, MA 01772 ("Epoch" or "Underwriter"), became principal underwriter for the Contracts. Epoch is a corporation organized and existing under the laws of the state of Delaware, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. Epoch is a registered broker-dealer with the SEC and a member of the Financial Industry Regulatory Authority ("FINRA"). Epoch replaced Security Distributors, Inc., located at One Security Benefit Place, Topeka, Kansas 66636, ("SDI"), which had served as principal underwriter from January 1, 2007. SDI had replaced VeraVest Investments, Inc., located at 440 Lincoln Street, Worcester, MA 01653 ("VeraVest," formerly Allmerica Investments, Inc.), which had served as principal underwriter and general distributor until December 31, 2006. The Company has effectively ceased issuing new contracts except in connection with certain pre-existing contractual plans and programs.

The Company paid commissions, not to exceed 7.0% of initial purchase payments, to entities that sold the Contract. The Company currently does not pay direct commissions on additional payments to the Contracts. However, alternative commission schedules may be in effect with lower initial commission amounts plus ongoing annual compensation of up to 1.0 % of the Contract's Accumulated Value.

To the extent permitted by FINRA rules, promotional incentives or payments also may be provided to such entities based on the Contract's Accumulated Value sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account, in addition to the charges described under CHARGES AND DEDUCTIONS in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.


The aggregate amounts of commissions paid to VeraVest (2005 and 2006) and SDI
(2007) for sales of all contracts funded by Separate Account KG (including contracts not described in the Prospectus) for the years 2006, 2007 and 2008 were $8,431.28, $4,231,967.84 and $2,728,000.25, respectively. No commissions were retained by or SDI for sales of all contracts funded by Separate Account KG (including contracts not described in the Prospectus) for the years 2006, 2007 and 2008. No commissions or other compensation was received by Epoch, directly or indirectly, from Separate Account KG Registrant during Separate Account KG's last fiscal year.


           ANNUITY BENEFIT PAYMENTS AND ACCUMULATION UNIT CALCULATION

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1) Accumulation Unit Value -- Previous Valuation Period            $ 1.135000
(2) Value of Assets -- Beginning of Valuation Period                $5,000,000
(3) Excess of Investment Income and Net Gains Over Capital Losses   $    1,675
(4) Adjusted Gross Investment Rate for the Valuation
    Period (3) divided by (2)                                         0.000335
(5) Annual Charge (one-day equivalent of 1.40% per annum)             0.000039
(6) Net Investment Rate (4) - (5)                                     0.000296
(7) Net Investment Factor 1.000000 + (6)                              1.000296
(8) Accumulation Unit Value -- Current Period (1) x (7)             $ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payment" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Separate Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The commuted value is the present value of remaining payments calculated at 3.5% interest. The determination of the commuted value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the commuted value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

     -    must be new payments to the Contract, including the initial payment,

     - must be allocated to the Fixed Account, which will be the source account,

     - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

     -    will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

     - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

     - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

     - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

     DISCONTINUATION OF THE MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

Effective January 31, 2002, the Company terminated the availability of the optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. This termination does not affect M-GAP Riders issued prior to January 31, 2002 except that Owners who have previously elected the M-GAP Rider will not be able to purchase a new M-GAP Rider under the repurchase feature.

The M-GAP Rider provides a guaranteed minimum amount of fixed annuity lifetime income during the annuity payout phase, after a ten year or fifteen year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is determined. The Minimum Guaranteed Annuity Payout Benefit Base is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

     (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract Anniversary that the M-GAP Benefit Base is being determined;

     (b) the Accumulated Value on the effective date of the Rider accumulated daily at an effective annual yield of 5% plus gross payments made thereafter accumulated daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

     (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            amount of the withdrawal
            ---------------------------------------------------------
              Accumulated Value determined immediately prior to the
                                   withdrawal

EXERCISING THE M-GAP RIDER.

- The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

- The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

- The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider. The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider. The Rider will terminate automatically upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "THE SPOUSE OF THE OWNER AS BENEFICIARY" under DESCRIPTION OF THE CONTRACT in the Prospectus.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Annuitant age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed for 10 years. The values below have been computed based on a 5% net rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                              MINIMUM
 CONTRACT        MINIMUM     GUARANTEED
ANNIVERSARY    GUARANTEED      ANNUAL
AT EXERCISE   BENEFIT BASE   INCOME(1)
-----------   ------------   ----------
     10         $162,889       $12,153
     15         $207,892       $17,695

(1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 years are available. See "DESCRIPTION OF ANNUITY PAYOUT OPTIONS" in the Prospectus.

The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under PERFORMANCE INFORMATION. In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Portfolio and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

     P(1 + T) (TO THE POWER OF (n)) = ERV

     Where:   P = a hypothetical initial payment to the Variable Account of
                  $1,000

              T = average annual total return

              N = number of years

            ERV = the ending redeemable value of the $1,000 payment at the end of the specified period

The calculation of Total Return includes the annual charges against the asset of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

YEARS FROM DATE OF
PAYMENT TO DATE OF       CHARGE AS PERCENTAGE OF
    WITHDRAWAL       NEW PURCHASE PAYMENTS WITHDRAWN*
------------------   --------------------------------
   Less than 1                      7%
   Less than 2                      6%
   Less than 3                      5%
   Less than 4                      4%
   Less than 5                      3%
   Less than 6                      2%
    Thereafter                      0%

*    Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return reflect the deduction of the $35 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

     P(1 + T) (TO THE POWER OF (n)) = EV

     Where:  P = a hypothetical initial payment to the Variable Account of
                 $1,000

             T = average annual total return

             n = number of years

            EV = the ending value of the $1,000 payment at the end of the specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $35 annual Contract fee.

PERFORMANCE TABLES. Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the Underlying Portfolio charges, the annual Contract fee and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any rider charge.

Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B is calculated in exactly the same manner as that in Tables 1A and 1B, respectively; however, the period of time is based on the Underlying Portfolios' lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Portfolio was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract.

                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2008
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                  10 YEARS
                                                              SUB-ACCOUNT   FOR YEAR             (OR SINCE
                                                               INCEPTION      ENDED              INCEPTION
                                                                  DATE      12/31/08   5 YEARS    IF LESS)
                                                              -----------   --------   -------   ---------
AIM V.I. Utilities Fund                                          5/1/01      -37.28       6.14     -2.13
Alger American Balanced Portfolio                              11/15/99      -36.77      -3.78     -1.88
Alger American Capital Appreciation Portfolio                  11/15/99      -49.16      -0.39     -4.81
Credit Suisse Trust International Equity Flex III Portfolio      5/1/00      -58.09       2.38     -0.65
Credit Suisse Trust International Equity Flex II Portfolio       5/1/00      -50.63      -6.35    -10.82
Dreyfus IP MidCap Stock Portfolio                               6/23/99      -44.81      -5.91     -0.74
Dreyfus Socially Responsible Growth Fund, Inc.                  6/23/99      -39.20      -5.07     -6.23
DWS Equity 500 Index VIP                                         9/1/99      -41.78      -4.38     -4.32
DWS Capital Growth VIP                                          5/11/98      -37.93      -2.71     -3.07
DWS Global Opportunities VIP                                     5/6/98      -53.68      -2.49      1.76
DWS Growth & Income VIP                                          5/1/98      -42.86      -5.56     -4.33
DWS Health Care VIP                                              5/1/01      -28.80      -0.08      0.97
DWS International VIP                                            5/6/98      -52.04      -1.74     -2.69
DWS Balanced VIP                                               11/29/96      -32.95      -3.54     -1.93
DWS Blue Chip VIP                                                5/1/97      -43.20      -3.32     -2.63
DWS Core Fixed Income VIP                                      12/12/96      -25.30      -3.30      0.40
DWS Dreman High Return Equity VIP                                5/4/98      -50.09      -6.96     -1.67
DWS Dreman Small Mid Cap Value VIP                             11/13/96      -38.36       1.52      4.98
DWS Global Thematic VIP                                         5/12/98      -51.58      -1.55     -0.05
DWS Government & Agency Securities VIP                          12/4/96       -2.81       2.16      3.48
DWS High Income VIP                                            11/13/96      -29.67      -2.28      0.00
DWS Diversified International Select Equity VIP                11/13/96      -52.66      -1.71     -1.56
DWS Large Cap Value VIP                                        11/13/96      -41.24      -3.48     -0.56
DWS Mid Cap Growth VIP                                           5/3/99      -53.71      -8.23     -5.09
DWS Money Market VIP                                           11/20/96       -4.88       1.17      1.77
DWS Small Cap Growth VIP                                        12/4/96      -53.34      -9.59     -8.09
DWS Strategic Income VIP                                         5/1/97      -14.47       1.35      2.23
DWS Technology VIP                                               5/3/99      -50.30     -10.05     -6.97
DWS Turner Mid Cap Growth VIP                                    5/1/01      -53.17      -5.29     -5.12

                                    TABLE 1B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2008
                         SINCE INCEPTION OF SUB-ACCOUNT
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)



                                                                                                     10 YEARS
                                                                               FOR YEAR             (OR SINCE
                                                                SUB-ACCOUNT      ENDED              INCEPTION
                                                              INCEPTION DATE   12/31/08   5 YEARS    IF LESS)
                                                              --------------   --------   -------   ---------
AIM V.I. Utilities Fund                                            5/1/01       -33.30      6.61       -2.12
Alger American Balanced Portfolio                                11/15/99       -32.72     -3.23       -1.83
Alger American Capital Appreciation Portfolio                    11/15/99       -45.90      0.16       -4.74
Credit Suisse Trust International Equity Flex III Portfolio        5/1/00       -55.44      2.92       -0.64
Credit Suisse Trust International Equity Flex II Portfolio         5/1/00       -47.50     -5.86      -10.81
Dreyfus IP MidCap Stock Portfolio                                 6/23/99       -41.25     -5.37       -0.70
Dreyfus Socially Responsible Growth Fund, Inc.                    6/23/99       -35.34     -4.57       -6.21
DWS Equity 500 Index VIP                                           9/1/99       -38.03     -3.83       -4.24
DWS Capital Growth VIP                                            5/11/98       -33.92     -2.13       -2.98
DWS Global Opportunities VIP                                       5/6/98       -50.67     -1.93        1.81
DWS Growth & Income VIP                                            5/1/98       -39.18     -5.00       -4.26
DWS Health Care VIP                                                5/1/01       -24.28      0.45        0.99
DWS International VIP                                              5/6/98       -48.94     -1.18       -2.63
DWS Balanced VIP                                                 11/29/96       -28.35     -2.71       -1.57
DWS Blue Chip VIP                                                  5/1/97       -39.36     -2.61       -2.38
DWS Core Fixed Income VIP                                        12/12/96       -20.46     -2.69        0.50
DWS Dreman High Return Equity VIP                                  5/4/98       -46.74     -6.31       -1.52
DWS Dreman Small Mid Cap Value VIP                               11/13/96       -34.35      2.13        5.08
DWS Global Thematic VIP                                           5/12/98       -48.48     -1.01       -0.03
DWS Government & Agency Securities VIP                            12/4/96         3.47      2.81        3.57
DWS High Income VIP                                              11/13/96       -25.00     -1.58        0.23
DWS Diversified International Select Equity VIP                  11/13/96       -49.53     -1.09       -1.41
DWS Large Cap Value VIP                                          11/13/96       -37.29     -2.78       -0.31
DWS Mid Cap Growth VIP                                             5/3/99       -50.74     -7.72       -5.05
DWS Money Market VIP                                             11/20/96         1.20      1.74        1.81
DWS Small Cap Growth VIP                                          12/4/96       -50.21     -8.96       -7.86
DWS Strategic Income VIP                                           5/1/97        -9.04      1.89        2.25
DWS Technology VIP                                                 5/3/99       -46.97     -9.41       -6.75
DWS Turner Mid Cap Growth VIP                                      5/1/01       -50.20     -4.79       -5.10

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2008
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO (1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                                                     10 YEARS
                                                                               FOR YEAR             (OR SINCE
                                                                 PORTFOLIO       ENDED              INCEPTION
                                                              INCEPTION DATE   12/31/08   5 YEARS    IF LESS)
                                                              --------------   --------   -------   ---------
AIM V.I. Utilities Fund                                            1/3/95       -37.28       6.14     -0.42
Alger American Balanced Portfolio                                  9/5/89       -36.77      -3.78      0.14
Alger American Capital Appreciation Portfolio                     1/25/95       -49.16      -0.39     -0.64
Credit Suisse Trust International Equity Flex III Portfolio      12/31/97       -58.09       2.38      4.11
Credit Suisse Trust International Equity Flex II Portfolio        9/30/96       -50.63      -6.35     -4.70
Dreyfus IP MidCap Stock Portfolio                                  5/1/98       -44.81      -5.91     -0.59
Dreyfus Socially Responsible Growth Fund, Inc.                    10/7/93       -39.20      -5.07     -5.12
DWS Equity 500 Index VIP                                           9/1/99       -41.78      -4.38     -4.32
DWS Capital Growth VIP                                            7/16/85       -37.93      -2.71     -3.07
DWS Global Opportunities VIP                                       5/1/96       -53.68      -2.49      1.76
DWS Growth & Income VIP                                            5/2/94       -42.86      -5.56     -4.33
DWS Health Care VIP                                                5/1/01       -28.80      -0.08      0.97
DWS International VIP                                              5/1/87       -52.04      -1.74     -2.69
DWS Balanced VIP                                                   4/6/82       -32.95      -3.54     -1.93
DWS Blue Chip VIP                                                  5/1/97       -43.20      -3.32     -2.63
DWS Core Fixed Income VIP                                          5/1/96       -25.30      -3.30      0.40
DWS Davis Venture Value VIP                                        5/1/01       -44.60      -4.42     -2.58
DWS Dreman High Return Equity VIP                                  5/4/98       -50.09      -6.96     -1.67
DWS Dreman Small Mid Cap Value VIP                                 5/1/96       -38.36       1.52      4.98
DWS Global Thematic VIP                                            5/5/98       -51.58      -1.55     -0.05
DWS Government & Agency Securities VIP                             9/3/87        -2.81       2.16      3.48
DWS High Income VIP                                                4/6/82       -29.67      -2.28      0.00
DWS Diversified International Select Equity VIP                    1/6/92       -52.66      -1.71     -1.56
DWS Janus Growth and Income VIP                                  10/29/99       -45.61      -5.13     -4.23
DWS Large Cap Value VIP                                            5/1/96       -41.24      -3.48     -0.56
DWS Mid Cap Growth VIP                                             5/3/99       -53.71      -8.23     -5.09
DWS Money Market VIP                                               4/6/82        -4.88       1.17      1.77
DWS Small Cap Growth VIP                                           5/2/94       -53.34      -9.59     -8.09
DWS Strategic Income VIP                                           5/1/97       -14.47       1.35      2.23
DWS Technology VIP                                                 5/3/99       -50.30     -10.05     -6.97
DWS Turner Mid Cap Growth VIP                                      5/1/01       -53.17      -5.29     -5.12


(1) Many of the Underlying Portfolios in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Portfolio rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Portfolio since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2B
                    SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2008
                   SINCE INCEPTION OF UNDERLYING PORTFOLIO (1)
                   (ASSUMING NO WITHDRAWAL OF THE INVESTMENT)



                                                                                                     10 YEARS
                                                                               FOR YEAR             (OR SINCE
                                                                 PORTFOLIO       ENDED              INCEPTION
                                                              INCEPTION DATE   12/31/08   5 YEARS    IF LESS)
                                                              --------------   --------   -------   ---------
AIM V.I. Utilities Fund                                            1/3/95       -33.30      6.61       0.18
Alger American Balanced Portfolio                                  9/5/89       -32.72     -3.23       0.17
Alger American Capital Appreciation Portfolio                     1/25/95       -45.90      0.16      -0.60
Credit Suisse Trust International Equity Flex III Portfolio      12/31/97       -55.44      2.92       4.31
Credit Suisse Trust International Equity Flex II Portfolio        9/30/96       -47.50     -5.86      -4.49
Dreyfus IP MidCap Stock Portfolio                                  5/1/98       -41.25     -5.37      -0.55
Dreyfus Socially Responsible Growth Fund, Inc.                    10/7/93       -35.34     -4.57      -5.11
DWS Equity 500 Index VIP                                           9/1/99       -38.03     -3.83      -4.24
DWS Capital Growth VIP                                            7/16/85       -33.92     -2.13      -2.98
DWS Global Opportunities VIP                                       5/1/96       -50.67     -1.93       1.81
DWS Growth & Income VIP                                            5/2/94       -39.18     -5.00      -4.26
DWS Health Care VIP                                                5/1/01       -24.28      0.45       0.99
DWS International VIP                                              5/1/87       -48.94     -1.18      -2.63
DWS Balanced VIP                                                   4/6/82       -28.35     -2.71      -1.57
DWS Blue Chip VIP                                                  5/1/97       -39.36     -2.61      -2.38
DWS Core Fixed Income VIP                                          5/1/96       -20.46     -2.69       0.50
DWS Davis Venture Value VIP                                        5/1/01       -41.07     -3.91      -2.56
DWS Dreman High Return Equity VIP                                  5/4/98       -46.74     -6.31      -1.52
DWS Dreman Small Mid Cap Value VIP                                 5/1/96       -34.35      2.13       5.08
DWS Global Thematic VIP                                            5/5/98       -48.48     -1.01      -0.03
DWS Government & Agency Securities VIP                             9/3/87         3.47      2.81       3.57
DWS High Income VIP                                                4/6/82       -25.00     -1.58       0.23
DWS Diversified International Select Equity VIP                    1/6/92       -49.53     -1.09      -1.41
DWS Janus Growth and Income VIP                                  10/29/99       -42.12     -4.59      -4.16
DWS Large Cap Value VIP                                            5/1/96       -37.29     -2.78      -0.31
DWS Mid Cap Growth VIP                                             5/3/99       -50.74     -7.72      -5.05
DWS Money Market VIP                                               4/6/82         1.20      1.74       1.81
DWS Small Cap Growth VIP                                           5/2/94       -50.21     -8.96      -7.86
DWS Strategic Income VIP                                           5/1/97        -9.04      1.89       2.25
DWS Technology VIP                                                 5/3/99       -46.97     -9.41      -6.75
DWS Turner Mid Cap Growth VIP                                      5/1/01       -50.20     -4.79      -5.10


(1) Many of the Underlying Portfolios in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Portfolio rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Portfolio since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

YIELD AND EFFECTIVE YIELD - THE SCUDDER MONEY MARKET SUB-ACCOUNT


Set forth below is yield and effective yield information for the DWS Money Market Sub-Account for the seven-day period ended December 31, 2008:



Yield             0.19%
Effective Yield   0.19%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The DWS Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

     Effective Yield = [(base period return + 1)(TO THE POWER OF 365/7)] - 1

The calculations of yield and effective yield reflect the $35 Contract fee.

                            TAX-DEFERRED ACCUMULATION

                       NON-QUALIFIED
                     ANNUITY CONTRACT
              (AFTER-TAX CONTRIBUTIONS AND           CONVENTIONAL
                  TAX-DEFERRED EARNINGS)             SAVINGS PLAN
           ---------------------------------   -----------------------
                            TAXABLE LUMP SUM   AFTER-TAX CONTRIBUTIONS
           NO WITHDRAWALS      WITHDRAWAL        AND TAXABLE EARNINGS
           --------------   ----------------   -----------------------
Years 10      $107,946          $ 86,448              $ 81,693
Years 20       233,048           165,137               133,476
Years 30       503,133           335,021               218,082

This chart compares the accumulation of a $50,000 initial investment into a non-qualified annuity contract with a conventional savings plan. Contributions to the non-qualified annuity contract and the conventional savings plan are made after tax. Only the gain in the non-qualified annuity contract will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 37.1% federal marginal tax rate and an 8% annual return. The 37.1% federal marginal tax is based on a marginal tax rate of 36%, representative of the target market, adjusted to reflect a decrease of $3 of itemized deductions for each $100 of income over $117,950. Tax rates are subject to change as is the tax-deferred treatment of the Contract. Income on non-qualified annuity contracts is taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "FEDERAL TAX CONSIDERATIONS" in the Prospectus.

The chart does not reflect the following charges and expenses under the
Contract: 1.25% for mortality and expense risk; 0.15% administration charges; 7% maximum surrender charge; and $35 annual Contract fee. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contract. (IMPORTANT -- THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN.)

Unlike savings plans, contributions to non-qualified annuity contracts provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a non-qualified annuity contract (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

                              FINANCIAL STATEMENTS

Financial Statements are included for Commonwealth Annuity and Life Insurance Company and for its Separate Account KG.

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, shareholder's equity, comprehensive income and cash flows present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 17, 2009

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

DECEMBER 31,                                                        2008       2007
--------------------------------------------------------------------------------------
(In millions)
ASSETS
   Investments:
      Fixed maturities at fair value (amortized cost of $959.7
         and $967.2 in 2008 and 2007, respectively)               $  929.3   $   965.7
      Equity securities at fair value (cost of $93.5 and $108.1
         in 2008 and 2007, respectively)                              68.1       102.7
      Policy loans                                                    92.9       106.1
                                                                  --------   ---------
         Total investments                                         1,090.3     1,174.5
                                                                  --------   ---------
   Cash and cash equivalents                                         277.4        57.4
   Accrued investment income                                          12.3        11.3
   Reinsurance receivable on paid and unpaid losses, benefits,
      unearned premiums and modified coinsurance                   2,572.6     2,070.0
   Value of business acquired (intangible)                           146.5       220.4
   Deferred policy acquisition costs                                 118.3       153.3
   Deferred federal income taxes                                     139.3       129.7
   Derivative instruments receivable                                 182.9        29.1
   Other assets                                                       74.7        31.9
   Separate account assets                                         3,659.8     6,906.7
                                                                  --------   ---------
         Total assets                                             $8,274.1   $10,784.3
                                                                  ========   =========
LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits                                      $3,748.6   $ 3,133.2
      Outstanding claims and losses                                   16.3         9.2
      Contractholder deposit funds and other policy liabilities       65.6        46.3
                                                                  --------   ---------
         Total policy liabilities and accruals                     3,830.5     3,188.7
                                                                  --------   ---------
   Derivative instruments payable                                     57.7        33.7
   Collateral on derivative instruments                               60.0          --
   Accrued expenses and other liabilities                             46.5        56.4
   Reinsurance payable                                                25.5        21.4
   Separate account liabilities                                    3,659.8     6,906.7
                                                                  --------   ---------
         Total liabilities                                        $7,680.0   $10,206.9
                                                                  --------   ---------
Commitments and contingencies (Notes 17 and 18)
SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized,
      2,526 shares issued and outstanding                         $    2.5   $     2.5
   Additional paid-in capital                                        466.9       416.9
   Accumulated other comprehensive loss                              (25.0)       (3.2)
   Retained earnings                                                 149.7       161.2
                                                                  --------   ---------
         Total shareholder's equity                                  594.1       577.4
                                                                  --------   ---------
         Total liabilities and shareholder's equity               $8,274.1   $10,784.3
                                                                  ========   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,                                    2008     2007     2006
-------------------------------------------------------------------------------------------
(In millions)
REVENUES
   Universal life and investment product policy fees              $ 189.6   $239.6   $233.0
   Net investment income                                            125.6    137.5    114.5
   Net realized investment (losses)/gains                           (49.6)     5.9     (7.3)
   Other income                                                      21.6     19.9     16.7
                                                                  -------------------------
      Total revenues                                                287.2    402.9    356.9
                                                                  -------------------------
BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses     297.1    141.7    105.2
   Policy acquisition expenses                                      106.9     52.7     39.0
   (Gains)/losses on derivative instruments                        (175.6)     6.8     46.7
   Other operating expenses                                          59.5     70.1     74.9
                                                                  -------------------------
      Total benefits, losses and expenses                           287.9    271.3    265.8
                                                                  -------------------------
      (Loss)/income before federal income taxes                      (0.7)   131.6     91.1
                                                                  -------------------------
FEDERAL INCOME TAX EXPENSE
                                                                  -------------------------
   Deferred federal income tax expense                               10.8     34.6     26.2
                                                                  -------------------------
Net (loss)/income                                                 $ (11.5)  $ 97.0   $ 64.9
                                                                  =========================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                           ACCUMULATED OTHER      TOTAL
                                                 ADDITIONAL     RETAINED     COMPREHENSIVE     SHAREHOLDER'S
(IN MILLIONS)                  COMMON STOCK   PAID-IN CAPITAL   EARNINGS          LOSS            EQUITY
------------------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2006         $2.5            $329.9        $ (0.7)         $   --           $331.7
Net income                                                         64.9                             64.9
Other comprehensive income:
Net unrealized losses                                                              (1.2)            (1.2)
Capital contribution                                 87.0                                           87.0
                                   ---------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2006       $2.5            $416.9        $ 64.2          $ (1.2)          $482.4
                                   =====================================================================
Net income                                                         97.0                             97.0
Other comprehensive income:
Net unrealized losses                                                              (2.0)            (2.0)
                                   ---------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2007       $2.5            $416.9        $161.2          $ (3.2)          $577.4
                                   =====================================================================
Net loss                                                          (11.5)                           (11.5)
Other comprehensive income:
Net unrealized losses                                                             (21.8)           (21.8)
Capital contribution                                 50.0                                           50.0
                                   ---------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2008       $2.5            $466.9        $149.7          $(25.0)          $594.1
                                   =====================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DECEMBER 31,                                  2008     2007    2006
---------------------------------------------------------------------------------------
(In millions)
                                                                 ----------------------
Net (loss)/income                                                $(11.5)  $97.0   $64.9
                                                                 ----------------------
Other comprehensive (loss)/income:
   Available-for-sale securities, net of policyholder amounts:
      Net depreciation during the period                          (33.5)   (3.0)   (2.0)
      Benefit for deferred federal income taxes                    11.7     1.0     0.8
                                                                 ----------------------
   Total available-for-sales securities                           (21.8)   (2.0)   (1.2)
                                                                 ----------------------
Comprehensive (loss)/income                                      $(33.3)  $95.0   $63.7
                                                                 ======================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                                     2008       2007       2006
-----------------------------------------------------------------------------------------------------------------
(In millions)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net (loss)/income                                                              $   (11.5)  $  97.0   $    64.9
   Adjustments to reconcile net (loss)/income to net cash provided by (used in)
      operating activities:
      Net realized investment (gains)/losses                                           49.6      (5.9)        7.3
      Non cash derivative activity                                                   (172.6)     (7.4)       28.5
      Net accretion of premiums on investments                                         (1.1)      0.7        (0.8)
      Net amortization and depreciation                                               107.5      52.7        39.0
      Deferred federal income taxes                                                    10.8      34.6        26.2
      Change in deferred policy acquisition costs                                      13.8     (53.0)     (110.0)
      Change in premiums and notes receivable, net of reinsurance premiums
         payable                                                                        4.1      16.9        (2.6)
      Change in accrued investment income                                              (1.0)      1.6         7.9
      Change in policy liabilities and accruals, net                                  622.5    (281.5)    1,053.6
      Change in reinsurance receivable and modified coinsurance                      (502.6)    104.8    (1,362.9)
      Change in expenses and taxes payable                                             (9.9)     (4.4)       (5.6)
      Other, net                                                                       11.5     (17.0)       (5.6)
                                                                                  ---------   -------   ---------
      Net cash provided by/(used in) operating activities                             121.1     (60.9)     (260.1)
                                                                                  ---------   -------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals and maturities of fixed maturities                    1,550.8     773.9     2,206.0
      Proceeds from disposals of other investments                                    271.9      19.3         0.6
      Purchase of fixed maturities                                                 (1,580.2)   (662.4)   (2,012.1)
      Purchase of equity securities                                                      --     (43.7)      (64.4)
      Purchase of other investments                                                  (212.9)    (20.3)       (1.4)
      Capital expenditures                                                               --        --        (1.5)
      Net payments related to margin deposits on derivative instruments                  --        --        (0.1)
                                                                                  ---------   -------   ---------
      Net cash provided by investing activities                                        29.6      66.8       127.1
                                                                                  ---------   -------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
      Deposits in/(withdrawals from) contractholder deposit funds                      19.3      (7.4)      (17.6)
      Capital contribution                                                             50.0        --        86.3
                                                                                  ---------   -------   ---------
      Net cash provided by/(used in) financing activities                              69.3      (7.4)       68.7
                                                                                  ---------   -------   ---------
      Net change in cash and cash equivalents                                         220.0      (1.5)      (64.3)
      Cash and cash equivalents, beginning of period                                   57.4      58.9       123.2
                                                                                  ---------   -------   ---------
      Cash and cash equivalents, end of period                                    $   277.4   $  57.4   $    58.9
                                                                                  =========   =======   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc ("Goldman Sachs"). The Company manages blocks of variable annuity, variable universal life insurance, whole life insurance, term life insurance, universal life insurance and minor blocks of group retirement products. In 2007, the Company began issuance of 403(b) variable annuity products. This requires the Company to have an affiliated broker dealer to act as principal underwriter and distributor. The Company signed an agreement with Epoch Securities Inc. ("Epoch"), a Delaware corporation, and a Financial Industry Regulatory Authority ("FINRA") member firm, to serve as principal underwriter for several of the Company's variable products. Epoch is a wholly-owned subsidiary of Goldman Sachs (see Note 18 - Related Party Transactions). Prior to September 1, 2006, the Company was named Allmerica Financial Life Insurance and Annuity Company ("AFLIAC").

On December 30, 2005, Goldman Sachs acquired all outstanding common shares of the Company from The Hanover Insurance Group ("THG") (the "Transaction"). Immediately preceding the Transaction, the Company distributed its ownership in certain wholly-owned subsidiaries, First Allmerica Financial Life Insurance Company ("FAFLIC"), VeraVest Investments, Inc. ("VeraVest"), and Allmerica Financial Investment Management Services, Inc ("AFIMS") directly to THG as a dividend to shareholders. The Company's remaining non-insurance subsidiaries were distributed to FAFLIC as a capital contribution prior to the Transaction.

Concurrent with the Transaction, the Company entered into several servicing agreements to provide certain operational and administrative support of its business. Transitional service agreements with THG provided operational support, system and policy conversion support, accounting and other services until December 31, 2006. An operational servicing agreement was executed with Security Benefit Life Insurance Company ("Se2") on December 30, 2005, to provide customer and agent support and perform other key policy administration and operational functions. As of December 31, 2006, these operational functions were transferred to Se2.

2. BASIS OF PRESENTATION

The accompanying audited financial statements have been prepared in accordance with generally accepted accounting principles ("US GAAP"). The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Transaction was accounted for using the purchase method under Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations" ("SFAS No. 141") and SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS No. 142") and purchase accounting adjustments were "pushed down" to the Company's financial statements. Under the purchase method of accounting, assets acquired and liabilities assumed were recorded at estimated fair value at the date of purchase, and updated as of December 31, 2008 and December 31, 2007. See Note 4
- Purchase Accounting, for a purchase accounting income statement containing the changes.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities" ("SFAS No. 115"). At the time of purchase, fixed maturity securities are classified based on the Company's intent as either held-to-maturity, trading or available-for-sale.

Fixed maturities and equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Policy loans are carried principally at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A. VALUATION OF INVESTMENTS (CONTINUED)

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under American Institute of Certified Public Accountants ("AICPA") Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contract and for Separate Accounts" ("SOP 03-1"), are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary decline in value of a specific investment is deemed to have occurred, the Company reduces the cost basis of the investment to fair value. This reduction is permanent and is recognized as a realized investment loss. Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under SOP 03-1 accrue to and are borne by the contract holder.

     B. FINANCIAL INSTRUMENTS

Financial instruments are reflected in the balance sheet on a trade-date basis. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Fair value measurements are not adjusted for transaction costs.

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including U.S. government and agency securities, liquid mortgage products, investment-grade corporate bonds, money market securities, state, municipal and provincial obligations, swap contracts, option contracts, futures contracts and a high yield mutual fund. The high yield fund invests in high yield, fixed income securities that, at the time of purchase, are non-investment grade. This holding is classified within Equity Securities on the Company's Consolidated Balance Sheets.

The Company adopted SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"), as of the beginning of 2007. SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. See "Note 3N - New and Adopted Accounting Pronouncements" for a discussion of the impact of adopting SFAS No. 157.

During the fourth quarter of 2008, both the Financial Accounting Standards Board ("FASB") and the staff of the Securities and Exchange Commission ("SEC") re-emphasized the importance of sound fair value measurement in financial reporting. In October 2008, the FASB issued FASB Staff Position No. FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active" ("FSP No. FAS 157-3"). This statement clarifies that determining fair value in an inactive or dislocated market depends on facts and circumstances and requires significant management judgment. This statement specifies that it is acceptable to use inputs based on management estimates or assumptions, or for management to make adjustments to observable inputs to determine fair value when markets are not active and relevant observable inputs are not available. The Company's fair value measurement policies are consistent with the guidance in FSP No. FAS 157-3.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B. FINANCIAL INSTRUMENTS (CONTINUED)

Credit risk is an essential component of fair value. Cash products (e.g., bonds and loans) and derivative instruments (particularly those with significant future projected cash flows) trade in the market at levels which reflect credit considerations. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate which incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate which incorporates the Company's own credit spreads. In doing so, credit exposures are adjusted to reflect mitigants, namely collateral agreements which reduce exposures based on triggers and contractual posting requirements. The Company manages its exposure to credit risk as it does other market risks and will price, economically hedge, facilitate and intermediate trades which involve credit risk. The Company records liquidity valuation adjustments to reflect the cost of exiting concentrated risk positions, including exposure to the Company's own credit spreads.

In determining fair value, the Company separates its financial instruments into two categories: cash instruments and derivative contracts. See "Note 3C - Cash Instruments" and "Note 3D - Derivatives and Hedging Activities" below.

     C. CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. The types of instruments valued based on quoted market prices in active markets include most U.S. government and agency securities, many other sovereign government obligations, and most money market securities. Such instruments are generally classified within level 1 of the fair value hierarchy. In accordance with SFAS No. 157, the Company does not adjust the quoted price for such instruments, even in situations where the Company holds a large position and a sale could reasonably impact the quoted price.

The types of instruments valued based on quoted prices in markets that are not active, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency include most investment-grade and high-yield corporate bonds, most mortgage products, state, and municipal obligations. Such instruments are generally classified within level 2 of the fair value hierarchy.

Certain cash instruments are classified within level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency. Such instruments include private equity and subordinated obligations. The transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. This valuation is adjusted only when changes to inputs and assumptions are corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows.

For positions that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Recent market conditions, particularly in the fourth quarter of 2008 (characterized by dislocations between asset classes, elevated levels of volatility, and reduced price transparency), have increased the level of management judgment required to value cash trading instruments classified within level 3 of the fair value hierarchy. In particular, management's judgment is required to determine the appropriate risk-adjusted discount rate for cash trading instruments with little or no price transparency as a result of decreased volumes and lower levels of trading activity. In such situations, the Company's valuation is adjusted to approximate rates which market participants would likely consider appropriate for relevant credit and liquidity risks.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D. DERIVATIVES AND HEDGING ACTIVITIES

Derivative contracts can be exchange-traded or over-the-counter ("OTC"). Exchange-traded derivatives typically fall within level 1 or level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Company generally values exchange-traded derivatives within portfolios using models which calibrate to market clearing levels and eliminate timing differences between the closing price of the exchange-traded derivatives and their underlying cash instruments. In such cases, exchange-traded derivatives are classified within level 2 of the fair value hierarchy.

As of the Transaction, the Company entered into certain OTC derivatives, primarily equity put options and interest rate swaptions, to hedge certain equity market, credit and interest rate risk. None of these post-transaction instruments qualify for hedge accounting, and are carried at fair value or amounts that approximate fair value.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment. Such instruments are typically classified within level 2 of the fair value hierarchy.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. Such instruments are classified within level 3 of the fair value hierarchy. Where the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. The valuations of these less liquid OTC derivatives are typically based on level 1 and/or level 2 inputs that can be observed in the market, as well as unobservable level 3 inputs. Subsequent to initial recognition, the Company updates the level 1 and level 2 inputs to reflect observable market changes, with resulting gains and losses reflected within level 3. Level 3 inputs are only changed when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. In circumstances where the Company cannot verify the model value to market transactions, it is possible that a different valuation model could produce a materially different estimate of fair value.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

In November 2006, per an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"), the Company began to trade futures contracts. Exchange-traded futures and options are effected through a regulated exchange and positions are marked to market through the Consolidated Statements of Income on a daily basis. The Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments. From time to time, futures contracts are terminated. The termination of such contracts would be recognized in income as they are marked to market on a daily basis. Terminations would not materially impact earnings as any payment due upon termination represents one day of market exposure. The clearinghouse guarantees the performance of both counterparties which mitigates credit risk.

     E. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid overnight deposits held in the ordinary course of business. None of this is restricted or segregated for specific business reasons. Approximately $81.8 million is held at one financial institution at December 31, 2008.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     F. DEFERRED POLICY ACQUISITION COSTS ("DAC") AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions, and other costs, which vary with, and are primarily related to, the production of revenues. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments. DAC is amortized over its estimated life in accordance with SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS No. 97"). As part of the recording of fair value purchase accounting due to the acquisition of the Company, all DAC and DSI acquired from THG were written down to zero as of the Transaction date.

Subsequent to the Transaction, DAC and DSI balances primarily were created via the deferral of ceding commissions and bonus interest credits paid in the reinsurance of in force contracts. DAC and DSI amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs and sales inducements related to variable annuity products are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. (See Note 14 - Deferred Policy Acquisition Costs for further discussion).

     G. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss.

With respect to ceded reinsurance, the valuation of claims recoverable depends on whether the underlying claim is a reported claim, or a future policy benefit. For reported claims, the Company values reinsurance recoverables at the time the underlying claim is recognized, in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible.

See Note 13 - Reinsurance for further discussion.

     H. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be fully recoverable in accordance with SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     I. VALUE OF BUSINESS ACQUIRED ("VOBA")

VOBA is an intangible asset that reflects the estimated fair value of in-force contracts resulting from the Transaction. VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.

The methodology for determining the amortization of VOBA is based on SFAS No.
97. Under SFAS No. 97, acquisition costs for variable universal life insurance and variable annuity products are generally amortized over the lives of the policies in relation to the emergence of estimated gross profits ("EGPs") from surrender charges, investment, and mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for variable universal life policies and variable annuities are estimated to be 30 years.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. Amortization expense of VOBA reflects an assumption for an expected level of credit-related investment losses. When actual credit-related investment losses are realized, the Company recognize a true-up to our VOBA amortization within realized gain (loss) in the Consolidated Statements of Income reflecting the incremental impact of actual versus expected credit-related investment losses. These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts.

     J. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 6 - Liabilities for Minimum Gurantees under Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration contracts and for Separate Accounts.

Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Balance Sheet, with an equivalent summary total reported for related liabilities. The open-ended mutual funds in the separate accounts produce a daily net asset value that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1, under SFAS No. 157.

     K. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.5 % to 11.5 % for annuities and 2.5 % to 6.0 % for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     K. POLICY LIABILITIES AND ACCRUALS (CONTINUED)

ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liability and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

     L. PREMIUM, FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 14 - Deferred Policy Acquisition Costs, for further information regarding revaluation of DAC and deferred sales inducements.

     M. FEDERAL INCOME TAXES

Deferred federal income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("SFAS No. 109"). These differences result primarily from insurance reserves, net operating loss carryforwards, policy acquisition expenses, tax credit carryforwards and deferred sales inducements.

In June 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN No. 48"), to create a single model to address accounting for uncertainty in tax positions (See Note 3N - New and Adopted Accounting Pronouncements).

     N. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS

In January 2009, the FASB issued FASB Staff Position ("FSP") No. EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20," ("FSP EITF 99-20-1"). The FSP amends the impairment guidance of Emerging Issues Task Force ("EITF") Issue No. 99-20, "Recognition of Interest Income and Impairment of Purchased Beneficial Interest and Beneficial Interest that Continue to Be Held by a Transferor in Securitized Financial Assets," by removing the exclusive reliance upon market participant assumptions about future cash flows when evaluating impairment of securities within its scope. FSP EITF 99-20-1 requires companies to follow the impairment guidance in SFAS No. 115, which permits the use of reasonable management judgement of the probability that the holder will be unable to collect all amounts due. The FSP is effective prospectively for interim and annual reporting periods ending after December 15, 2008. The Company adopted the FSP on December 31, 2008 and the adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     N. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS (CONTINUED)

As discussed above, in October 2008, the FASB issued FSP No. FAS 157-3, which clarifies the application of SFAS No. 157 in an inactive market, without changing its existing principles. The FSP was effective immediately upon issuance. The adoption of FSP No. FAS 157-3 did not have an effect on the Company's financial condition, results of operations or cash flows.

In September 2008, the FASB issued FSP No. FAS 133-1 ("FSP No. FAS 133-1") and FIN 45-4 ("FIN 45-4"), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161." FSP No. FAS 133-1 and FIN 45-4 requires enhanced disclosures about credit derivatives and guarantees and amends FIN 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" to exclude credit derivative instruments accounted for at fair value under SFAS No. 133. The FSP is effective for financial statements issued for reporting periods ending after November 15, 2008. Adoption of FSP No. FAS 133-1 and FIN 45-4 did not have an effect on the Company's financial condition, results of operations or cash flows.

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities," which gives entities the option to measure eligible financial assets, financial liabilities and firm commitments at fair value (i.e., the fair value option), on an instrument-by-instrument basis, that are otherwise not accounted for at fair value under other accounting standards. The election to use the fair value option is available at specified election dates, such as when an entity first recognizes a financial asset or financial liability or upon entering into a firm commitment. Subsequent changes in fair value must be recorded in earnings. Additionally, SFAS No. 159 allows for a one-time election for existing positions upon adoption, with the transition adjustment recorded to beginning retained earnings. The Company did not adopted SFAS No. 159 for any portion of its business.

In September 2006, the FASB issued SFAS No. 157. SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants. Under FAS No. 157, fair value measurements are not adjusted for transaction costs.

SFAS No. 157 nullifies the consensus reached in EITF Issue No. 02-3, "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities," ("EITF Issue No. 02-3") that prohibited the recognition of day one gain or loss on derivative contracts (and hybrid instruments measured at fair value under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as modified by SFAS No. 155) where the Company could not verify all of the significant model inputs to observable market data and verify the model to market transactions. However, SFAS No. 157 requires that a fair value measurement reflect the assumptions market participants would use in pricing an asset or liability based on the best information available. Assumptions include the risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model. The Company adopted SFAS 157 as of January 1, 2007; adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

In June 2006, the FASB issued FIN No. 48. FIN No. 48 requires that the Company determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Once it is determined that a position meets this recognition threshold, the position is measured to determine the amount of benefit to be recognized in the financial statements. The Company adopted the provisions of FIN No. 48 as of January 1, 2007; adoption did not have any impact on the Company's financial condition, results of operations or cash flows and did not result in any adjustments to retained earnings.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS No. 155"). SFAS No. 155 permits an entity to measure at fair value any financial instrument that contains an embedded derivative that otherwise would require bifurcation. As permitted, the Company early adopted SFAS No. 155 in the first quarter of 2006. Adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     N. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS (CONTINUED)

accounting by insurance companies for deferred acquisition costs on internal replacements of insurance and investment contracts other than those described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." This statement is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 as of January 1, 2007; adoption did not have a material effect on the Company's financial condition, results of operations or cash flows.

     O. ACCOUNTING STANDARDS NOT YET ADOPTED

In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," ("FSP FAS No. 157-4"). FSP FAS No. 157-4 provides guidance in estimating fair value in accordance with SFAS 157 when the volume and level of activity for an asset or liability have significantly decreased when compared to normal activity. FSP FAS no. 157-4 also provides guidance in identifying circumstances that indicate a transaction is not orderly, which may indicate that further analysis of transactions or quoted market prices is needed and a significant adjustment to these transactions or prices may be necessary to estimate fair value in accordance with SFAS 157. FSP FAS No. 157-4 shall be effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. Early adoption is permitted for periods ending after March 15, 2009. Earlier adoption for periods ending before March 15, 2009, is not permitted. The Company will adopt FSP FAS No. 157-4 in 2009; the Company is currently reviewing the impact of adoption of FSP FAS No. 157-4 on the Company's financial condition, results of operations and cash flows.

In April 2009, the FASB issued FSP FAS 115-2 and FAS 124-2, "Recognition and Presentation of Other-Than-Temporary Impairments," ("FSP FAS No. 115-2 and FAS 124-2"), which amends the other-than-temporary impairment guidance for debt securities and changes the presentation and disclosure requirements for other-than-temporary impairments on both debt and equity securities. Under FSP FAS No. 115-2 and FAS 124-2, only that portion of an other-than-temporary impairment loss on a debt security related to credit is charged through the income statement, unless the entity intends to or it is more likely than not that the entity will be required to sell the impaired debt security prior to recovery. FSP FAS No. 115-2 and FAS 124-2 shall be effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. Earlier adoption for periods ending before March 15, 2009, is not permitted. The Company will adopt FSP FAS No. 115-2 and FAS 124-2 in 2009; the Company is currently reviewing the impact of adoption of FSP FAS No. 115-2 and FAS 124-2 on the Company's financial condition, results of operations and cash flows.

In May 2008, the FASB issued SFAS No. 163, "Accounting for Financial Guarantee Insurance Contracts - an interpretation of FASB Statement No. 60." The scope of SFAS No. 163 is limited to financial guarantee insurance (and reinsurance) contracts issued by enterprises that are included within the scope of SFAS No. 60, "Accounting and Reporting by Insurance Enterprises," and that are not accounted for as derivative instruments. SFAS No. 163 excludes from its scope insurance contracts that are similar to financial guarantee insurance, such as mortgage guaranty insurance and credit insurance on trade receivables. SFAS No. 163 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and all interim periods within those fiscal years, except for certain disclosures about the insurance enterprise's risk management activities. Except for certain disclosures, earlier application is not permitted. The Company does not have any contracts with guarantees within the scope of this standard. The Company's adoption of SFAS No. 163 on January 1, 2009 will have no impact on its consolidated financial statements.

In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS No. 161"). SFAS No. 161 requires enhanced disclosures about an entity's derivative and hedging activities, and is effective for financial statements issued for reporting periods beginning after November 15, 2008, with early application encouraged. Since SFAS No. 161 requires only additional disclosures concerning derivatives and hedging activities, adoption of SFAS No. 161 will not affect the Company's financial condition, results of operations or cash flows.

In December 2007, the FASB issued a revision to SFAS No. 141, "Business Combinations." SFAS No. 141(R) requires changes to the accounting for transaction costs, certain contingent assets and liabilities, and other balances in a business combination. In addition, in partial acquisitions, when control is obtained, the acquiring company must measure and record all of the target's assets

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     O. ACCOUNTING STANDARDS NOT YET ADOPTED (CONTINUED)

and liabilities, including goodwill, at fair value as if the entire target company had been acquired. The Company will apply the provisions of SFAS No. 141(R) to business combinations occurring after December 31, 2008. Adoption of SFAS No. 141(R) will not affect the Company's financial condition, results of operations or cash flows.

In June 2007, the AICPA issued Statement of Position 07-1, "Clarification of the Scope of the Audit and Accounting Guide 'Audits of Investment Companies' and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies" ("SOP 07-1") SOP 07-1 clarifies when an entity may apply the provisions of the Audit and Accounting Guide for Investment Companies (the Guide). In February 2008, the FASB issued FSP Statement of Position 07-1-a, "The Effective Date of AICPA Statement of Position 07-1," which indefinitely defers the effective date for SOP 07-01.

     P. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. PURCHASE ACCOUNTING

Goldman Sachs' acquisition of the Company is accounted for by applying SFAS No. 141 through "push down" accounting. Included in the following table is VOBA, which represents the present value of future profits embedded in the acquired contracts. See Note 12 - Value of Business Acquired, for further explanation of VOBA. The assessment of fair value in accordance with SFAS No. 141 included the establishment of intangible assets for VOBA and various state licenses. No specific goodwill was recognized as a result of this assessment. In accordance with SFAS No. 141 the purchase allocation period to identify and record fair value for all assets acquired and liabilities assumed should usually not exceed one year from the transaction date, with the exception of tax adjustments. At the conclusion of 2007 and 2006, additional balance sheet adjustments related to tax items were identified. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of December 30, 2005 and purchase accounting adjustments made for the years ended December 31, 2008, December 31, 2007 and December 31, 2006.

                                                      EFFECT OF        EFFECT OF        EFFECT OF       PROFORMA
                                    DECEMBER 30,   ADJUSTMENTS IN   ADJUSTMENTS IN   ADJUSTMENTS IN   DECEMBER 31,
FAIR VALUE                              2005           2006(1)          2007(2)          2008(2)          2005
------------------------------------------------------------------------------------------------------------------
(In millions)
Assets:
Total investments at market value     $ 1,391.8        $   --           $  --             $  --         $ 1,391.8
Cash and cash equivalents                 123.2            --              --                               123.2
VOBA                                      318.5         (12.4)           (5.8)             (8.6)            291.7
Other assets at fair value              1,007.5          18.4             5.6               8.6           1,040.1
Separate account assets                 8,578.3            --              --                --           8,578.3
                                      ---------------------------------------------------------------------------
   Total assets acquired               11,419.3           6.0            (0.2)               --          11,425.1
Liabilities:
Policyholder account balances           2,436.3           5.3              --                --           2,441.6
Other liabilities at fair value            72.3            --            (0.4)               --              71.9
Separate account liabilities            8,578.3            --              --                --           8,578.3
                                      ---------------------------------------------------------------------------
   Total liabilities assumed           11,086.9           5.3            (0.4)               --          11,091.8
Total purchase price                  $   332.4        $  0.7           $ 0.2             $  --         $   333.3
                                      ===========================================================================

(1) Adjustment to Other assets reflects the combined effect of adjustment to the deferred tax asset (see Note 10), receivables from reinsurers and other accounts receivable.

(2) Adjustment to Other assets reflects the effect of adjustment to the deferred tax asset.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

4. PURCHASE ACCOUNTING (CONTINUED)

PURCHASE PRICE:
----------------------------------------------
(In millions)
Initial payment of purchase price       $262.0
FAFLIC ceding commission                   8.6
Direct transaction expenses                6.9
Additional deferred purchase price        54.9
Purchase accounting final adjustments      0.9
                                        ------
Total purchase price                    $333.3
                                        ======

5. SIGNIFICANT TRANSACTIONS

On January 1, 2008, the Company reinsured under an assumption agreement a book of business from Fidelity Mutual Life Insurance Company ("FML") comprising primarily whole, term and universal life insurance policies. FML was in rehabilitation under the governance of the State of Pennsylvania, and the Company has no responsibility for the dissolution or future state of FML and any of its remaining legal entity obligations or liabilities. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $0.7 billion.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to its affiliate, Columbia Capital Life Reinsurance Company ("Columbia"). In consideration of Columbia's assumption of the business, the Company received a ceding commission of $4.1 million.

On May 25, 2007 the Company signed an agreement, effective retroactive to January 1, 2007, with Pacific Life Insurance Company ("Pacific Life") to assume 8% of its variable annuity products sold in 2007. The base annuities were assumed on a modified coinsurance and the benefits provided via riders were assumed on a coinsurance basis. As separate account liabilities were assumed under modified coinsurance terms, ownership of the underlying separate account assets was not transferred and these assets are not reflected in the Consolidated Balance Sheets. The Company assumed general account reserves of $58.2 million and, for the retroactive period prior to signing, recorded a payable to Pacific Life of $12.4 million for the period through May 2007.

In February 2008, the Pacific Life contract was recaptured retroactive to January 1, 2008. Concurrent with the recapture, certain derivative options hedging the rider benefits of this treaty were disposed. The recapture of the Pacific Life block resulted in a recapture of $25.5 million in reserves and resulted in a $41.3 million reduction in DAC and reinsurance receivable on paid and unpaid losses, benefits, unearned premiums and modified coinsurance. See
Note 13 - Reinsurance for further discussion.

On July, 1, 2006, the Company entered into a modified coinsurance agreement with Chase Insurance Life and Annuity Company ("CILAC") to assume 100% of its variable annuity business on a modified coinsurance basis. The Company assumed general account reserves of $1.3 billion and paid a ceding allowance of $85.0 million to CILAC. As separate account liabilities were assumed under modified coinsurance terms, ownership of the underlying separate account assets was not transferred and these assets are not reflected in the Consolidated Balance Sheets. On April 1, 2007, CILAC was merged into Protective Life Insurance Company ("Protective").

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

FOR THE YEARS ENDED DECEMBER 31,    2008     2007
--------------------------------------------------
(In millions)
Beginning balance                  $212.4   $237.0
Provision for GMDB:
   GMDB expense incurred             25.2      6.4
   Volatility (1)                   149.5     13.8
                                   ---------------
                                    174.7     20.2
Claims, net of reinsurance:
   Claims from policyholders        (76.7)   (44.6)
   Claims ceded to reinsurers        76.1     41.1
                                   ---------------
                                     (0.6)    (3.5)
GMDB reinsurance premium            (71.5)   (41.3)
                                   ---------------
Ending balance                     $315.0   $212.4
                                   ===============

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the policyholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2008 and 2007.

     - The projection model used 500 stochastically generated return scenarios with mean performance ranging from 5% to 10% depending on the underlying fund type.

     - Implied volatilities by duration were based on a combination of over the counter quotes (when available) and historical volatilities. For 2008, volatility assumptions range from 30% to 45%, varying by equity fund type; 10% for bond funds; and 1% for money market funds. For 2007, volatility assumptions ranged from 20% to 34%, varying by equity fund type; 7% for bond funds; and 1% for money market funds.

     - The mortality assumptions are factors of the 1994 GMDB table based on age and gender. The overall average factor is 79% of the 1994 GMDB table. Mortality improvement of 1% per year for 10 years is assumed.

     - The full surrender rate assumption varies from 1% to 50% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2009 and 2010 are approximately 15% and 16%, respectively (full surrender rates include annuitizations, but they do not reflect partial withdrawals or deaths).

     - The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are from 5% - 7% for all years.

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2008 and 2007. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)       2008       2007
----------------------------------------------------------------------------
Net deposits paid
   Account value                                         $  2,623   $  4,239
   Net amount at risk                                    $    169   $     26
   Average attained age of contractholders                     62         61
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                         $    777   $  1,549
   Net amount at risk                                    $    328   $     60
   Average attained age of contractholders                     67         66
Roll-up (net deposits accumulated at a specified rate)
   Account value                                         $     50   $     80
   Net amount at risk                                    $     39   $     17
   Average attained age of contractholders                     79         78
Higher of ratchet or roll-up
   Account value                                         $  2,712   $  4,849
   Net amount at risk                                    $  2,295   $    958
   Average attained age of contractholders                     74         73
Total of guaranteed benefits categorized above
   Account value                                         $  6,162   $ 10,717
   Net amount at risk                                    $  2,831   $  1,061
   Average attained age of contractholders
      (weighted by account value)                              68         67
Number of contractholders                                 181,847    213,958

The above table includes business coinsured from FAFLIC and Protective for both years. 2007 includes reinsurance assumed from Pacific Life.

GUARANTEED MINIMUM INCOME BENEFIT

Additionally, the Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2008 was $34.7 million with a benefit paid of approximately $50.0 thousand. The GMIB liability at December 31, 2007 was $14.2 million with no benefits paid out. Similar to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. These enhanced rates are considered sales inducements under SOP 03-1. As such, the balance of sales inducement assets were required to be reclassified from DAC to other assets upon adoption of SOP 03-1, and amortization of these sales inducements over the life of the contract is required to be reflected as a policy benefit. Amortization of these contracts is required to be computed using the same methodology and assumptions used in amortizing DAC.

Deferrred sales inducements at December 31, 2008 reflect bonus interest payments on direct and assumed blocks and are included in "Other assets" in the accompanying Consolidated Balance Sheets.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER STATEMENT OF POSITION 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADTIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,        2008     2007
-----------------------------------------------------
(In millions)
Balance at beginning of year           $ 8.9    $  --
Block acquisition                         --      3.9
Reinsurance treaty recapture            (8.9)      --
Acquisition expenses deferred            0.5      5.3
Amortized to expense during the year      --     (0.3)
                                       --------------
Balance at end of year                 $ 0.5    $ 8.9
                                       ==============

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to assumed modified coinsurance basis. See further explanation within Note 13 - Reinsurance.

The Company had the following variable annuities with guaranteed minimum returns:

DECEMBER 31,                             2008        2007
-----------------------------------------------------------
(In millions)
Account value                          $   36.7   $   47.2
Range of guaranteed minimum return
   rates                                2.8-6.5%   2.8-6.5%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

DECEMBER 31,                            2008    2007
----------------------------------------------------
(In millions)
Asset Type:
   Fixed maturities                    $28.7   $40.8
   Cash and cash equivalents            16.5    11.5
                                       -------------
Total                                  $45.2   $52.3
                                       =============

7. INVESTMENTS

     A. FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of SFAS No. 115.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

7. INVESTMENTS (CONTINUED)

     A. FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

DECEMBER 31,                                                       2008
-------------------------------------------------------------------------------------------
                                                              GROSS        GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED    FAIR
                                                  COST        GAINS        LOSSES     VALUE
-------------------------------------------------------------------------------------------
(In millions)
U.S. Treasury securities and U.S. government
   and agency securities                         $205.7       $22.3       $ (0.8)    $227.2
States and political subdivisions                  23.0         2.2         (0.1)      25.1
Corporate fixed maturities                        400.7         8.4        (32.4)     376.7
Mortgage-backed securities                        330.3         3.1        (33.1)     300.3
                                                 ------------------------------------------
Total fixed maturities                           $959.7       $36.0       $(66.4)    $929.3
                                                 ==========================================
Equity securities                                $ 93.5       $  --       $(25.4)    $ 68.1
                                                 ==========================================

DECEMBER 31,                                                       2007
-------------------------------------------------------------------------------------------
                                                              GROSS       GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED    FAIR
                                                  COST        GAINS       LOSSES      VALUE
-------------------------------------------------------------------------------------------
(In millions)
U.S. Treasury securities and U.S. government
   and agency securities                         $204.1       $ 5.2       $   --     $209.3
States and political subdivisions                  16.1         0.2           --       16.3
Corporate fixed maturities                        428.2         2.0        (10.6)     419.6
Mortgage-backed securities                        318.8         3.3         (1.6)     320.5
                                                 ------------------------------------------
Total fixed maturities                           $967.2       $10.7       $(12.2)    $965.7
                                                 ==========================================
Equity securities                                $108.1       $  --       $ (5.4)    $102.7
                                                 ==========================================

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance in 1994 to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2008, the amortized cost and fair value of the assets on deposit were $79.4 million and $86.8 million, respectively. At December 31, 2007, the amortized cost and fair value of assets on deposit in New York were $42.4 million and $43.6 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $5.3 million and $5.2 million were on deposit with various state and governmental authorities at December 31, 2008 and 2007, respectively. Fair values related to these securities were $6.6 million and $6.0 million at December 31, 2008 and 2007, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged as collateral. At December 31, 2008, the Company held $60.0 million in cash as collateral, compared to $43.4 million held as fixed maturities at December 31, 2007.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

7. INVESTMENTS (CONTINUED)

     A. FIXED MATURITIES AND EQUITY SECURITIES (CONTINUED)

                                          DECEMBER 31,    DECEMBER 31,
                                              2008            2008
                                         AMORTIZED COST    FAIR VALUE
----------------------------------------------------------------------
(In millions)
Due in one year or less                      $ 65.8          $ 64.2
Due after one year through five years         261.6           264.0
Due after five years through ten years        106.0           112.3
Due after ten years                           526.3           488.8
                                             ----------------------
Total                                        $959.7          $929.3
                                             ======================

     B. DERIVATIVE INSTRUMENTS

Simultaneous to the Transaction, the Company implemented a hedging strategy consisting of long duration equity derivative put options. The hedge is primarily static consisting of quarterly put options. The purpose of the hedge is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

On December 12, 2007, the Company implemented an enhancement to its existing hedging strategy by selling short-duration S&P futures to reduce our long delta position. This strategy would help reduce expected volatility from changes in the market and protects the Company from adverse market movements.

On May 25, 2007, the Company entered into a reinsurance contract with Pacific Life, accounted for on a coinsurance/modified-coinsurance ("co-modco") basis with respect to the annuity riders and base contracts. Insurance contracts in their entirety do not meet the definition of a derivative instrument, but may contain embedded derivatives. This reinsurance agreement stated that the Company would pay its proportionate share of the present value of the guaranteed future income stream in excess of account value. The riders were accounted for as an embedded derivative under Derivatives Implementation Group issue B25, "Embedded
Derivatives: Deferred Variable Annuity Contracts with Payment Alternatives at the end of the Accumulation Period," ("DIG B25").

On February 2008, the contract was recaptured retroactive to January 1, 2008. Concurrent with this recapture, certain derivative options hedging the rider benefits of this treaty were disposed.

On July 1, 2006, the Company entered into a reinsurance contract which is accounted for on a modified coinsurance basis. Under a traditional modified coinsurance arrangement, the ceding company owns the assets backing the liabilities and transfers their book investment returns to the reinsurer, including credited related gains or losses. The reinsurance contract represents a hybrid instrument that should be bifurcated into its host contract and embedded derivative components. An embedded derivative exists because the Company is exposed to third-party credit risk. This is accounted for as an embedded derivative under Derivatives Implementation Group issue B36, "Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments," ("DIG B36").

The Company does not employ hedge accounting.

     C. TRADING ACTIVITIES

For 2008, the Company recognized a net gain of $175.6 million on its derivatives. For 2007, the Company recognized a net loss of $6.8 million on its derivatives. The derivatives in this program included exchange-traded futures contracts and interest rate swap contracts. The hedges did not qualify for hedge accounting under SFAS No. 133. The core risk the Company seeks to address with its hedging strategy is GMDB exposure. The objective is to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR, while maintaining some upside potential in rising markets.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

7. INVESTMENTS (CONTINUED)

     C. TRADING ACTIVITIES (CONTINUED)

On May 25, 2007, the Company entered into a reinsurance contract which is accounted for on a co-modco basis with respect to the annuity riders and base contracts. Insurance contracts in their entirety do not meet the definition of a derivative instrument, and may contain embedded derivatives. This reinsurance agreement states that the Company will pay its proportionate share of the present value of the guaranteed future income stream in excess of account value. The riders are accounted for as an embedded derivative as defined by DIG B25. In February 2008, the contract was recaptured retroactive to January 1, 2008.

     D. UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale, other securities, and derivative instruments are summarized as follows:

                                                                            EQUITY
                                                              FIXED     SECURITIES AND
DECEMBER 31,                                               MATURITIES        OTHER        TOTAL
-----------------------------------------------------------------------------------------------
(In millions)
2008
Net appreciation/(depreciation), beginning of year           $  0.4         $ (3.6)      $ (3.2)
                                                             ----------------------------------
   Net (depreciation) on available-for-sale
      Securities                                              (28.8)         (20.1)       (48.9)
   Net depreciation from the effect on value of business
      acquired and on policy liabilities                       15.4             --         15.4
   Benefit for deferred federal income taxes                    4.7            7.0         11.7
                                                             ----------------------------------
                                                               (8.7)         (13.1)       (21.8)
                                                             ----------------------------------
Net depreciation, end of year                                $ (8.3)        $(16.7)      $(25.0)
                                                             ==================================
2007
Net (depreciation)/appreciation, beginning of year           $ (2.0)        $  0.8       $ (1.2)
                                                             ----------------------------------
   Net appreciation/(depreciation) on available-for-sale
      securities                                                2.8           (6.7)        (3.9)
   Net depreciation from the effect on value of business
      acquired and on policy liabilities                        0.9             --          0.9
   (Provision)/benefit for deferred federal income taxes       (1.3)           2.3          1.0
                                                             ----------------------------------
                                                                2.4           (4.4)        (2.0)
                                                             ----------------------------------
Net (depreciation)/appreciation, end of year                 $  0.4         $ (3.6)      $ (3.2)
                                                             ==================================
2006
Net appreciation, beginning of year                          $   --         $   --       $   --
                                                             ----------------------------------
   Net (depreciation)/appreciation on available-for-sale
      securities                                               (4.3)           1.3         (3.0)
   Net depreciation from the effect on value of business
      acquired and on policy liabilities                        1.0             --          1.0
   Benefit/(provision) for deferred federal income taxes        1.3           (0.5)         0.8
                                                             ----------------------------------
                                                               (2.0)           0.8         (1.2)
                                                             ----------------------------------
Net (depreciation) appreciation, end of year                 $ (2.0)        $  0.8       $ (1.2)
                                                             ==================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

7. INVESTMENTS (CONTINUED)

     E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's fixed maturities and equity securities that have been continuously in an unrealized loss position.

DECEMBER 31,                                                   2008
--------------------------------------------------------------------------------------
                                              GROSS                    NUMBER OF
                                           UNREALIZED    FAIR    SECURITIES WITH GROSS
(IN MILLIONS)                                LOSSES      VALUE     UNREALIZED LOSSES
--------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-6 months                                $(13.6)    $ 52.9             22
   7-12 months                                (22.4)      87.1             22
   Greater than 12 months                     (18.6)      39.4             12
                                             --------------------------------
Total investment grade fixed maturities      $(54.6)    $179.4             56
                                             --------------------------------
Below investment grade fixed maturities:     $ (2.1)    $ 11.3              3
                                             --------------------------------
Total fixed maturities                       $(56.7)    $190.7             59
                                             ================================
Equity securities:
0-6 months                                   $(25.4)    $ 68.1              1
                                             --------------------------------
Total equity securities                      $(25.4)    $ 68.1              1
                                             ================================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $0.0 million at December 31, 2008.

DECEMBER 31,                                                   2007
--------------------------------------------------------------------------------------
                                              GROSS                    NUMBER OF
                                           UNREALIZED    FAIR    SECURITIES WITH GROSS
(IN MILLIONS)                                LOSSES      VALUE     UNREALIZED LOSSES
--------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-6 months                                $ (1.7)    $ 66.7             28
   7-12 months                                 (9.5)     190.9             43
   Greater than 12 months                      (1.0)      19.7              7
                                             --------------------------------
Total investment grade fixed maturities      $(12.2)    $277.3             78
                                             --------------------------------
Below investment grade fixed maturities:     $   --     $   --             --
                                             --------------------------------
Total fixed maturities                       $(12.2)    $277.3             78
                                             ================================
Equity securities:
0-6 months                                   $ (5.4)    $102.7              1
                                             --------------------------------
Total equity securities                      $ (5.4)    $102.7              1
                                             ================================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $0.1 million at December 31, 2007.

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The methodology utilizes a quantitative and qualitative process ensuring that available evidence concerning the declines in fair value below amortized cost is evaluated in a disciplined manner. In determining whether a decline in fair value below amortized cost is other-than-temporary, the Company evaluates the ability and intent to hold the investment to recovery; the issuer's overall financial condition; the issuer's credit and financial strength ratings; the issuer's financial performance, including earnings trends, dividend

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

7. INVESTMENTS (CONTINUED)

E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION (CONTINUED)

payments, and asset quality; a weakening of the general market conditions in the industry or geographic region in which the issuer operates; the length of time in which the fair value of an issuer's securities remains below cost; and with respect to fixed maturity investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities as necessary.

F. OTHER

The Company had the following concentration of investments at fair value that exceeded 10% of shareholder's equity:

DECEMBER 31,          2008    2007
-----------------------------------
(In millions)
Issuer Name:
U.S. Treasury        $62.5   $   --
GS High Yield Fund   $68.1   $102.7

8. INVESTMENT INCOME AND GAINS AND LOSSES

     A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                   2008     2007     2006
--------------------------------------------------------------------------
(In millions)
Fixed maturities                                  $ 53.4   $ 53.3   $ 59.9
Equity securities                                    8.0      7.7      4.4
Policy loans                                         5.2      7.5      9.2
Short-term investments and miscellaneous income     62.2     71.9     43.9
                                                  ------------------------
   Gross investment income                         128.8    140.4    117.4
Less investment expenses                            (3.2)    (2.9)    (2.9)
                                                  ------------------------
Net investment income                             $125.6   $137.5   $114.5
                                                  ========================

The Company had no fixed maturities on non-accrual status at December 31, 2008, 2007 or 2006.

The Company did not have any mortgage loan investments at December 31, 2008 or 2007. The Company had no fixed maturities which were non-income producing at December 31, 2008, 2007 or 2006.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

8. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

     B. NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) and gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,          2008    2007    2006
--------------------------------------------------------------
(In millions)
Fixed maturities                         $(38.0)  $4.1   $(7.3)
Equity securities                         (14.5)    --      --
Other investments                           2.9    1.8      --
                                         ---------------------
Net realized investment (losses)/gains   $(49.6)  $5.9   $(7.3)
                                         =====================

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                          PROCEEDS
                                            FROM
                                         VOLUNTARY   GROSS    GROSS
FOR THE YEARS ENDED DECEMBER 31,           SALES     GAINS   LOSSES
-------------------------------------------------------------------
(In millions)
2008
Fixed maturities                          $1,550.8   $12.6   $(50.6)
2007
Fixed maturities                          $  773.9   $ 5.7   $  1.6
2006
Fixed maturities                          $2,213.8   $ 3.3   $ 10.6

The Company recognized other-than-temporary impairments on fixed maturities of $27.5 million and equity securities of $14.5 million in 2008. There were no other-than-temporary impairments in 2007 and 2006 respectively.

     C. OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains/(losses) to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,                                               2008     2007    2006
----------------------------------------------------------------------------------------------------
(In millions)
Unrealized (depreciation)/appreciation on available-for-sale securities:
Unrealized holding losses arising during period (net of income tax benefit
   of $30.2, $0.7 and $3.3 million in 2008, 2007 and 2006, respectively)      $(56.1)  $(1.4)  $(5.9)
Less: reclassification adjustment for gains/(losses) included in net income (net of income tax (benefit)/expense of $(18.5), $0.3 and
   $(2.5) million in 2008, 2007 and 2006, respectively)                        (34.3)    0.6    (4.7)
                                                                              ----------------------
Total available-for-sale securities                                            (21.8)   (2.0)   (1.2)
                                                                              ----------------------
Net unrealized (depreciation)/appreciation on available-for-sale securities   $(21.8)  $(2.0)  $(1.2)
                                                                              ======================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

SFAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, as amended by SFAS No. 157, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized in an orderly transaction.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

     FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit.

     EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

     POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

     DERIVATIVE INSTRUMENTS

Fair values of the Company's derivatives are generally determined using model inputs to observable market data. Derivative instruments include embedded derivatives related to insurance contracts.

     INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits.

     SEPARATE ACCOUNT ASSETS

The estimated fair value of assets held in separate accounts is based on quoted market prices.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                               2008                  2007
                                                       -----------------------------------------
                                                       CARRYING      FAIR    CARRYING     FAIR
DECEMBER 31,                                            VALUE       VALUE      VALUE     VALUE
------------------------------------------------------------------------------------------------
(In millions)
Financial Assets
   Cash and cash equivalents                           $  277.4   $  277.4   $   57.4   $   57.4
   Fixed maturities                                       929.3      929.3      965.7      965.7
   Equity securities                                       68.1       68.1      102.7      102.7
   Policy loans                                            92.9       92.9      106.1      106.1
   Derivative instruments receivable                      182.9      182.9       29.1       29.1
   Separate account assets                              3,659.8    3,659.8    6,906.7    6,906.7
                                                       -----------------------------------------
                                                       $5,210.4   $5,210.4   $8,167.7   $8,167.7
                                                       =========================================
Financial Liabilities
   Derivative instruments payable                      $   57.7   $   57.7   $   33.7   $   33.7
   Supplemental contracts without life contingencies       31.3       31.3       27.4       27.4
   Other individual contract deposit funds                 22.5       22.5       20.7       20.7
                                                       -----------------------------------------
                                                       $  111.5   $  111.5   $   81.8   $   81.8
                                                       =========================================

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under SFAS No. 157 as of December 2008. As required by SFAS No. 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

DECEMBER 31, 2008                                       LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
----------------------------------------------------------------------------------------------
(In millions)
Financial Assets
   Fixed maturities                                    $  172.2    $755.4    $ 1.7    $  929.3
   Equity securities                                         --      68.1       --        68.1
   Derivative instruments receivable                         --     182.9       --       182.9
   Separate account assets                              3,659.8        --       --     3,659.8
                                                       ---------------------------------------
   Total assets at fair value                          $3,832.0  $1,006.4     $1.7    $4,840.1
                                                       =======================================
Financial Liabilities
   Derivative instruments payable                      $     --    $  1.4    $56.3    $   57.7
                                                       ---------------------------------------
   Total liabilities at fair value                     $     --    $  1.4    $56.3    $   57.7
                                                       =======================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2007                       LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
------------------------------------------------------------------------------
(In millions)
Financial Assets
   Fixed maturities                    $  107.7    $854.3    $ 3.7    $  965.7
   Equity securities                         --     102.7       --       102.7
   Derivative instruments receivable         --      18.0     11.1        29.1
   Separate account assets              6,906.7        --       --     6,906.7
                                       ---------------------------------------
   Total assets at fair value          $7,014.4    $975.0    $14.8    $8,004.2
                                       =======================================
Financial Liabilities
   Derivative instruments payable      $     --    $  2.6    $31.1    $   33.7
                                       ---------------------------------------
   Total liabilities at fair value     $     --    $  2.6    $31.1    $   33.7
                                       =======================================

LEVEL 3 GAINS AND LOSSES

The table below sets forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the year ended December 2008. The table reflects gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2008. As reflected in the table below, the net unrealized loss on level 3 financial assets and liabilities was $28.5 million for the year ended December 2008.

CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Certain cash instruments are classified within level 3 of the fair value hierarchy because they trade infrequently and therefore have little or no price transparency.

Total cash instruments at fair value classified within level 3 were $1.7 million and $3.7 million as of December 31, 2008 and 2007, respectively. This includes a tax credit investment and a surplus note.

DERIVATIVE CONTRACTS

- A derivative contract with level 1 and/or level 2 inputs is classified as a level 3 financial instrument in its entirety if it has at least one significant level 3 input.

- If there is one significant level 3 input, the entire gain or loss from adjusting only observable inputs (i.e. level 1 and level 2) is still classified as level 3.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

                                                      LEVEL 3 FINANCIAL ASSETS AND LIABILITIES
                                                     -----------------------------------------
                                                         CASH
                                                     INSTRUMENTS -   DERIVATIVE
DECEMBER 31, 2008                                        ASSETS       CONTRACTS   TOTAL LOSSES
----------------------------------------------------------------------------------------------
(In millions)
   Balance, beginning of year                            $ 3.7         $(20.0)         N/A
   Realized (losses)/gains                                (0.1)          11.1         11.0
   Unrealized (losses) relating to
      instruments still held at the reporting date        (3.3)         (25.2)       (28.5)
   Purchases, issuances and settlements                    1.4          (11.1)         N/A
                                                         --------------------
   Balance, end of year                                  $ 1.7         $(45.2)
                                                         ====================

                                                         CASH
                                                     INSTRUMENTS -   DERIVATIVE
DECEMBER 31, 2007                                        ASSETS       CONTRACTS   TOTAL LOSSES
----------------------------------------------------------------------------------------------
(In millions)
   Balance, beginning of year                            $ 3.7         $  0.5          N/A
   Realized (losses)                                      (0.1)            --         (0.1)
   Unrealized gains/(losses) relating to
      instruments still held at the reporting date         0.1          (31.6)       (31.5)
   Purchases, issuances and settlements                     --           11.1          N/A
                                                         --------------------
   Balance, end of year                                  $ 3.7         $(20.0)
                                                         ====================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

10. FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. The federal income tax provision/(benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,    2008    2007    2006
--------------------------------------------------------
(In millions)
Federal income tax expense
   Deferred                        $10.8   $34.6   $26.2
                                   ---------------------
Total                              $10.8   $34.6   $26.2
                                   =====================

The federal income tax benefit attributable to the consolidated results of operations is different from the amount determined by multiplying income before federal income taxes by the statutory federal income tax rate at 35%. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,                 2008    2007    2006
---------------------------------------------------------------------
(In millions)
Expected federal income tax (benefit)/expense   $(0.2)  $46.1   $31.9
   Prior years' federal income tax adjustment    (0.6)   (1.1)     --
   Dividend received deduction                   (5.2)   (8.2)   (8.2)
   Tax credits                                   (0.7)   (0.5)   (1.1)
   Valuation allowance                           17.2    (1.7)    3.6
   Other, net                                     0.3      --      --
                                                ---------------------
Federal income tax expense                      $10.8   $34.6   $26.2
                                                =====================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

10. FEDERAL INCOME TAXES (CONTINUED)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                      2008       2007
--------------------------------------------------
(In millions)
Deferred tax asset
   Insurance reserves            $ 63.5    $ 141.4
   Deferred acquisition costs      17.7       22.4
   Tax credit carryforwards         9.7        7.8
   Loss carryforwards             104.2       63.0
   Investments, net                44.9        9.3
   Ceding commission               19.5       23.8
   Deferred compensation            0.9        0.8
   Other, net                       6.7        9.0
                                 -----------------
   Subtotal deferred tax asset    267.1      277.5
      Valuation allowance         (34.8)     (17.6)
                                 -----------------
Total deferred tax asset, net     232.3    $ 259.9
                                 -----------------
Deferred tax liability
   VOBA                          $(93.0)   $(130.2)
                                 -----------------
Total deferred tax liability      (93.0)   $(130.2)
                                 -----------------
Total deferred tax asset, net    $139.3    $ 129.7
                                 =================

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilities. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse. Gross deferred income tax assets totaled approximately $267.1 million and $277.5 million at December 31, 2008 and 2007, respectively. Gross deferred income tax liabilities totaled approximately $93.0 million and $130.2 million at December 31, 2008 and 2007, respectively.

The Company has recorded a valuation allowance against tax benefits from capital losses and tax credit carryforwards. A portion of the valuation allowance against the December 31, 2008 deferred tax asset is due to limitations under Section 382 of the Internal Revenue Code against certain tax benefits. Under SFAS No. 141(R), any future adjustments to deferred tax assets and liabilities established at the inception of the Transaction would be recognized through the Company's Consolidated Statements of Income (including the realization of tax benefits currently offset by valuation allowance). During 2008, an additional valuation allowance of $17.2 million was posted to reduce the tax benefit from realized capital losses incurred in 2008. During 2007, a reduction of $14.0 million was made to the valuation allowance. Of this amount, $1.7 million relates to foreign tax credits generated in 2006 and thus reduces income tax expense. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2008, there are available foreign tax credit carryforwards of $9.7 million which will expire beginning in 2013. At December 31, 2008, the Company has net operating loss carryforwards of $247.0 million and capital loss carryforwards of $50.7 million, which begin to expire in 2016 and 2010, respectively. All tax credits, net operating loss carryforwards, and capital loss carryforwards generated prior to 2006 are subject to annual limitations on utilization. This includes $6.1 million of foreign tax credits and $143.9 million of net operating and capital loss carryforwards.

The Company's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. THG has agreed to indemnify the Company and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the Transaction. However, the tax attributes carried over from THG are not guaranteed under the Transaction, and accordingly, such attributes may be

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

10. FEDERAL INCOME TAXES (CONTINUED)

adjusted in the future. During 2008, the Company increased acquired pre-acquisition operating loss by approximately $5.6 million. In 2007, the pre-acquisition operating loss was decreased by $7.5 million. The 2008 and 2007 adjustments are the result of IRS audit adjustments to THG. As a result of the 2008 and 2007 adjustments, the Company has reduced the gross net operating loss carryforward by $5.4 million. No post-acquisition periods are currently under audit.

In June 2006, the FASB issued FIN No. 48 (See Note 3N - New Accounting and Adopted Pronouncements for further discussion around FIN No. 48). The Company adopted the provisions of FIN No. 48 as of January 1, 2007. The Company believes it does not have any tax positions that fail to meet the more likely than not standard and does not expect any material adverse effects from audit examination, including interest and penalties. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flow. Therefore, no reserves for uncertain income tax positions have been recorded pursuant to FIN 48.

The dividends received deduction claimed by the Company is generated by the separate accounts of variable annuity contracts. In Revenue Ruling 2007-61, the IRS issued notice that it intends to publish regulations dealing with the computation of separate account dividends received deductions. The impact and timing of such regulations is unknown at this time, but it is possible that the regulations could reduce the amount of dividends received deduction tax benefit that the Company claims. It is anticipated that any regulations would have a public comment period and would be effective prospectively.

The Company will file a stand-alone tax return for the period January 1, 2008 through December 31, 2008. The Company's tax return is ineligible for consolidation into Goldman Sachs until fiscal year end 2012. Any net operating loss carryforwards, capital loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company.

11. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers. Massachusetts laws affect the dividend paying ability of the Company.

Massachusetts' statute limits the dividends a life insurer may pay in any twelve month period, without the prior permission of the Massachusetts Commissioner of Insurance (the "Commissioner"), to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year. In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has agreed with the Commissioner to continue the previous THG commitment to maintain total adjusted capital levels at a minimum of 200% of the Company's Company Action Level ("CAL") as determined under the risk-based capital formula, which was $82.7 million at December 31, 2008. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $394.0 million at December 31, 2008 for the Company.

There were no dividends declared by the Company to Goldman Sachs in 2008 and 2007.

12. VALUE OF BUSINESS ACQUIRED

VOBA represents the present value of future profits embedded in the acquired contracts related to the Transaction. VOBA is determined by estimating the net present value of future cash flows expected to result from contracts in force at the date of the

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

12. VALUE OF BUSINESS ACQUIRED (CONTINUED)

Transaction. Future positive cash flows include fees and other charges assessed to the contracts for as long as they remain in force as well as fees collected upon surrender, while future negative cash flows include costs to administer the contracts, and benefit payments including payments under the GMDB provisions of the contracts. VOBA will be amortized over the expected life of the contracts in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based upon historical and estimated future experience, which is updated periodically.

The changes in VOBA for the years ended December 31 were as follows:

(IN MILLIONS)                                                     2008     2007
                                                                 ---------------
   Balance at January 1                                          $220.4   $274.4
   Amount capitalized due to purchase accounting (1)               (8.6)    (5.8)
   Amortized to expense during the year                           (80.7)   (49.1)
   Adjustment for unrealized investment losses during the year     15.4      0.9
                                                                 ---------------
   Balance at December 31                                        $146.5   $220.4
                                                                 ===============

(1) Refer to Footnote 4 - Purchase Accounting for further discussion on purchase accounting

On November 1, 2006, VOBA of $1.9 million attributable to the future profits of the deferred fixed annuity business was written off following reinsurance of the block to Columbia (see Note 13 - Reinsurance).

Estimated future amortization of VOBA as of December 31, 2008 is as follows:

(In millions)
   2009                  $ 23.4
   2010                    18.7
   2011                    15.0
   2012                    12.0
   2013                    10.1
                         ------
   2014 and thereafter     67.3
                         ------
   Total                 $146.5
                         ======

13. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance differs from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

On January 1, 2008, the Company assumption reinsured the book of business from FML comprising primarily whole, term and universal life insurance policies. FML was in rehabilitation under the governance of the State of Pennsylvania, and the Company has no responsibility for the dissolution or future state of FML and any of its remaining legal entity obligations or liabilities. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $0.7 billion.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to Columbia. In consideration of Columbia's assumption of the business, the Company received a ceding commission of approximately $4.1 million.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

13. REINSURANCE (CONTINUED)

On May 25, 2007 the Company entered into an agreement, retroactive to January 1, 2007, to assume 8% of the variable annuity products sold by Pacific Life in 2007. The base annuities were assumed on a modified coinsurance basis and the benefits provided via riders were assumed on a coinsurance basis. General account reserves of $58.2 million were assumed.

In February 2008, the contract was recaptured retroactive to January 1, 2008. Certain derivative options hedging the rider benefits of this treaty were disposed. The recapture of the Pacific Life block resulted in a reinsurance recapture fee of $25.5 million with a subsequent reduction in policyholder liabilities and DAC. Due to the accounting treatment for acquiring this block of business, the recapture fee was bifurcated between the May 2007 and post May 2007 components, with the latter portion recognized through the Consolidated Statements of Income.

As of November 1, 2006, the Company entered into a coinsurance agreement to cede 100% of its deferred fixed annuity insurance business to Columbia. The Company ceded reserves of $53.9 million. In consideration of Columbia's assumption of $53.9 million in reserves, the Company received a $1.9 million ceding commission. As of December 31, 2008 the Company ceded reserves of $40.2 million.

On July, 1, 2006, the Company assumed, on a modified coinsurance basis 100% of the variable annuity business of CILAC. As of April 1, 2007 CILAC was merged into Protective. General account reserves of $1.3 billion were assumed. In consideration, the Company paid an $85.0 million ceding commission. The Company has evaluated the applicability of DIG B36 to its modified coinsurance agreement with Protective. An embedded derivative requiring bifurcation has been identified and liabilities of $56.3 million and $22.8 million as of December, 31 2008 and December, 31 2007, respectively, are reflected on the balance sheet. As of December 31, 2008, the assumed reserves under this contract were $1.2 billion.

On December 30, 2005 subsequent to the Transaction, the Company assumed on a coinsurance basis 100% of the General Account liabilities related to FAFLIC's Variable Annuity and Variable Life policies. In consideration of the Company's assumption of these liabilities, FAFLIC transferred to the Company the statutory assets related to this block of business and received from the Company an $8.6 million ceding commission. The assumed reserves were approximately $99.3 million and $83.7 million as of December 31, 2008 and December 31, 2007 respectively. The Company also assumed on a modified coinsurance basis, essentially all of the Separate Account liabilities of FAFLIC. In addition, the MVA product was assumed on a modified coinsurance basis. In accordance with SOP 03-1, MVA liabilities are included as general account liabilities. Reserve liabilities of $1.3 million as of December 31, 2008 have been included in policy liabilities and a reinsurance recoverable of $1.3 million recognized. Reserve liabilities of $2.2 million as of December 31, 2007 have been included in policy liabilities and a reinsurance recoverable of $2.2 million recognized. The December 30, 2005 value of the FAFLIC MVA was recognized in the 2006 adjustments to purchase accounting included within other assets and future policy benefits (See Note 4 - Purchase Accounting). The Company has evaluated the applicability of DIG B36 to its modified coinsurance arrangement to reinsure FAFLIC MVA and has determined that an embedded derivative requiring bifurcation does exist but is not considered to be material.

Prior to the Transaction, the Company entered into other reinsurance treaties including the cession of non core traditional life and health business the largest being a universal life insurance treaty representing reinsurance recoverables of $451.6 million and $475.5 million at December 31, 2008 and 2007, respectively.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its counterparties are financially sound.

As of December 31, 2008, the Company's only concentrations of credit risk greater than 10% of the Company's stockholder's equity related to the FML block of business of approximately $0.7 billion reinsured with Columbia.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

13. REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,                      2008     2007     2006
-----------------------------------------------------------------------------
(IN MILLIONS)
Life and accident and health insurance premiums:
   Direct                                           $  16.9   $ 18.3   $ 19.4
   Assumed                                               --       --       --
   Ceded                                              (16.9)   (18.3)   (19.4)
                                                    -------------------------
Net premiums                                        $    --   $   --   $   --
                                                    =========================
Life and accident and health insurance and other
   individual policy benefits, claims, losses and
   loss adjustment expenses:
   Direct                                           $ 581.4   $100.8   $109.2
   Assumed                                             44.1     60.6     34.4
   Ceded                                             (328.4)   (19.7)   (38.4)
                                                    -------------------------
Net policy benefits, claims, losses and loss
   adjustment expenses                              $ 297.1   $141.7   $105.2
                                                    =========================

14. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,                     2008     2007     2006
-----------------------------------------------------------------------------
(In millions)
Balance at beginning of year                        $153.3   $103.6   $   --
Block acquisition                                       --     24.2    106.7
Reinsurance treaty recapture                         (41.3)      --       --
Acquisition expenses deferred                          4.4     28.8      3.3
Amortized to expense during the year                   1.9     (3.3)    (6.4)
                                                    ------------------------
Balance at end of year                              $118.3   $153.3   $103.6
                                                    ========================

In February, 2008 the Pacific Life block was recaptured retroactive to January 1, 2008. The recapture of the Pacific Life block resulted in a $41.3 million reduction in the DAC asset.

In January 2008, the Company acquired a block of business from FML and ceded essentially all of the business to Columbia. As a result of the cession, DAC attributed to this block was zero at December 31, 2008.

In 2007, the Company acquired 8% of the 2007 variable annuity business of Pacific Life through a modified coinsurance agreement and a block of variable life insurance from Protective through a modified coinsurance agreement, resulting in initial DAC balances of $18.2 million and $6.0 million respectively.

In 2006, the Company acquired through a modified coinsurance agreement the variable annuity business of CILAC, whose book of business was subsequently merged into Protective during 2007. This agreement resulted in an initial DAC asset of $106.7 million at inception of the contract.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

15. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations within policy benefits, claims, losses and loss adjustment expenses. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development". Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $216.0 million and $228.0 million at December 31, 2008 and 2007, respectively. This business consists of the Company's exited individual health businesses. Reinsurance recoverables related to this business were $223.0 million and $227.9 million at December 31, 2008 and 2007 respectively.

16. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

DECEMBER 31,                                    2008    2007
------------------------------------------------------------
(In millions)
State licenses (intangible asset)              $ 2.6   $ 2.6
Accounts receivable                              3.0     5.8
Deferred sales inducements                       0.5     8.9
Deferred losses on modco                        57.2      --
Miscellaneous assets                            11.4    14.6
                                               -------------
Total other assets                             $74.7   $31.9
                                               =============

Accrued expenses and other liabilities consist of the following:

DECEMBER 31,                                    2008    2007
------------------------------------------------------------
(In millions)
Payables in process                            $19.3   $26.9
Policyholder liabilities                         5.8    11.9
Accrued expenses                                 4.8     8.9
Miscellaneous liabilities                       16.6     8.7
                                               -------------
Total accrued expenses and other liabilities   $46.5   $56.4
                                               =============

Other income consists of the following:

DECEMBER 31,                                    2008    2007    2006
--------------------------------------------------------------------
(In millions)
Asset management fees                          $12.6   $17.4   $15.4
Miscellaneous income                             9.0     2.5     1.3
                                               ---------------------
Total other income                             $21.6   $19.9   $16.7
                                               =====================

Other operating expenses consist of the following:

DECEMBER 31,                                    2008    2007    2006
--------------------------------------------------------------------
(In millions)
Taxes, licenses and fees                       $ 0.3   $ 2.5   $ 3.2
Commission expense                              12.5    21.3    19.5
Management and administrative fees              26.8    29.9    23.8
Salaries and benefits                            8.7     7.9     5.1
Processing and operational services              2.1     1.8    12.9
Legal and auditing                               4.8     3.5     1.3
Miscellaneous operating expenses                 4.3     3.2     9.1
                                               ---------------------
Total other operating expenses                 $59.5   $70.1   $74.9
                                               =====================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

17. COMMITMENTS

On June 19, 2008, the Company signed a professional services agreement with LOGiQ(3) Solutions Corp. ("LOGiQ(3)"). LOGiQ(3) will manage certain aspects of the Company's reinsurance portfolio for a period not less than five years.

The Company was allocated certain rental expenses by its parent, primarily for the building lease in Southborough, MA. Rental expenses for these operating leases amounted to $0.3 million and $0.3 million for 2008 and 2007, respectively. The Company does not have lease commitments for the Southborough, MA location. On April 19, 2007 the Company entered into a lease agreement for the Elgin, IL office. As of December 31, 2008, lease commitments relating to this lease were $35.1 thousand for 2009 to 2010 inclusive. The base rent is subject to adjustments for taxes, insurance premiums, water and utilities, heating and cooling and common area charges.

Concurrent to the closing of the Transaction, the Company entered into an operational servicing agreement with Security Benefit Life Insurance Company ("Se2"), whereby Se2, as third party administrator, will provide all contract/policy administration for a period of not less than ten years.

On October 31, 2007, the Company signed a third party administrator agreement with Transaction Applications Group, Inc. ("TAG") and an application service provider agreement with Professional Data Management Again, Inc ("PDMA"). Commencing January 1, 2008, TAG will act as third party administrator for the Company's whole life insurance, term life insurance and universal life insurance, utilizing a PDMA platform.

As of December 31, 2008, the purchase commitments relating to agreements with Se2, TAG, PDMA and LOGiQ(3) were as follows:

(in millions)
   2009                  $12.4
   2010                   11.7
   2011                   11.0
   2012                   10.4
   2013                    9.1
   2014 and thereafter    18.1
                         -----
   Total                 $72.7
                         =====

18. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceeding in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position or results of operations.

In 1997, a lawsuit on behalf of a putative class was instituted against the Company alleging fraud, unfair or deceptive acts, and breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, the Company and the plaintiffs entered into a settlement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement and certified the class for this purpose. In 2007, the Company released $0.4 million in liabilities related to this litigation representing the remaining expenses of its obligation under the settlement.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

18. CONTINGENCIES (CONTINUED)

LITIGATION (CONTINUED)

On July 24, 2002, an action was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. The Plaintiffs, who purchased two variable annuities, were subsequently identified as engaging in frequent transfers of significant sums between sub-accounts that in the Company's opinion constituted "market timing," and were subject to restrictions upon such trading that the Company imposed in December 2001. Plaintiffs allege that such restrictions constituted a breach of the terms of the annuity contracts. In December 2006, a jury returned a verdict of $1.1 million in favor of the plaintiffs; both parties have appealed. In February 2008, the Court of Appeals vacated the $1.1 million verdict.

In 2006, THG reached an agreement with the SEC regarding its investigation related to "market timing," "revenue sharing," and other matters, including the marketing support and administrative services arrangements entered into by VeraVest Investments, Inc. in connection with the distribution of life insurance and annuity products issued by unaffiliated insurance companies. The total amount of the settlement is $5.0 million. The Company's share of this settlement was $2.8 million, of which $2.1 million was paid during 2006 and $0.7 million was paid during 2007 representing all outstanding liabilities under this settlement.

In addition, the Company is involved, from time to time, in investigations and proceedings by governmental and self-regulatory agencies, which may currently include investigations into such matters as "market timing" in sub-accounts of variable annuity and life products, "revenue sharing" and other matters, and regulatory inquiries into compensation arrangements with brokers and agents. A number of companies have announced settlements of enforcement actions related to such matters with various regulatory agencies, including the SEC, which have included a range of monetary penalties and restitution. The Company is not currently involved in any such investigations or proceedings.

19. RELATED PARTY TRANSACTIONS

On December 22, 2008, the Company received a capital contribution of $50.0 million from Goldman Sachs. The additional capital will be used to support future reinsurance transactions.

On December 19, 2008, the Company entered into a related party transaction with its affiliate Goldman Sachs & Co ("GSCO") whereby the Company purchased $85.0 million in mortgage back securities utilizing GSCO as the purchasing agent. These assets are included in Fixed Maturities within the Consolidated Balance Sheets.

In 2007, the Company signed a distribution and service agreement with its affiliate, Epoch, to serve as principal underwriter and common remitter for certain variable annuity products issued by the Company and its separate accounts. This resulted in expense of $0.2 million and $0.1 million for 2008 and 2007, respectively, for these services. The Company performs certain administrative services on Epoch's behalf. No income was generated for the year ended December 31, 2008 from this agreement.

The Company has a management services agreement with its affiliate, GSCO. Under this service agreement, GSCO provides support to the Company in administrative, legal, compliance, technology, operations, financial reporting, human resources, risk management and other areas, and the Company is allocated costs for services received. GSCO charged the Company approximately $3.1 million, $3.0 million and $3.8 million in 2008, 2007 and 2006 respectively, for these services. These amounts are shown within Other operating expenses in the accompanying Consolidated Statements of Income.

In 2005, the Company entered into several derivative transactions with its affiliate, Goldman Sachs International ("GSI"). These derivative positions resulted in income of $2.4 million and $10.2 million, and expense of $47.4 million, for 2008, 2007 and 2006, respectively, due to mark to market of the positions. During 2008, the Company entered into a derivative transaction with its affiliate, GSCO, which resulted in income of $13.2 million for 2008. In 2007, the Company entered into several derivative transactions with its affiliate, Goldman Sachs Financial Markets L.L.C ("GSFM"), which resulted in income of $2.6 million and $9.5 million for 2008 and 2007 respectively.

The service agreement entered into with GSAM, an affiliate organization that provides investment management services, generated expense of $2.3 million, $2.6 million, and $2.1 million in 2008, 2007 and 2006, respectively.

As part of the variable products in the separate account, the Company offers underlying Goldman Sachs Variable Investment Trust funds. Management fees are paid directly to GSAM and certain of these distribution and administration fees are passed to the Company resulting in revenue of $6.9 million, $6.9 million and $7.0 million for the years ended December 31, 2008, 2007 and 2006, respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

19. RELATED PARTY TRANSACTIONS (CONTINUED)

As of January 1, 2008, the Company reinsured under an assumption agreement the book of business from FML comprising primarily whole, term and universal life insurance policies. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $0.7 billion.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to Columbia. In consideration of Columbia's assumption of the business, the Company received a ceding commission of approximately $4.1 million.

As of November 1, 2006, the Company entered into a coinsurance agreement to cede 100% of its deferred fixed annuity insurance business to its South Carolina domiciled affiliate, Columbia. In consideration of Columbia's assumption of the liabilities, the Company received a $1.9 million ceding commission. As of December 31, 2008 and December 31, 2007 the Company ceded reserves of $40.2 million and $46.7 million.

In 2006, the employees of the Company became participants in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSUs) to certain employees of the Company as part of their overall compensation for 2006. Unvested RSUs require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.3 million, $0.7 million and $1.5 million relating to RSUs for the years ended December 31, 2008, December 31, 2007 and December 31, 2006, respectively.

20. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis), as codified by the National Association of Insurance Commissioners. Statutory surplus differs from shareholders' equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred. Statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory net (loss) income and surplus are as follows:

                                             (UNAUDITED)
                                                2008        2007    2006
--------------------------------------------------------------------------
(In millions)
Statutory Net (Loss) Income - Combined
   Life and Health Companies                   $(247.1)    $ 58.2   $(35.5)
Statutory Shareholders' Surplus - Combined
   Life and Health Companies                   $ 390.6     $461.4   $368.9

21. SUBSEQUENT EVENTS

Effective January 2, 2009, the Company acquired FAFLIC, a subsidiary of THG, comprising primarily traditional life insurance products, group retirement products and a block of Guaranteed Investment Contracts. FAFLIC will be a wholly owned subsidiary of the Company. As part of this transaction, the Company paid a purchase price of $105.8 million and assumed general account reserves of $1.3 billion.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2008

21. SUBSEQUENT EVENTS (CONTINUED)

During the second quarter, 2009, the Company will assume via coinsurance the traditional life and fixed annuity blocks of six subsidiaries of American Exchange Life Insurance Company ("American Exchange Life"). American Exchange Life is a wholly owned subsidiary of Universal American Corporation. Under this joint coinsurance agreement, the Company will assume $450.0 million of reserves and pay the collective cedants approximately $78.0 million in ceding commission. In addition, the Company's wholly owned subsidiary, FAFLIC, will assume business from a seventh subsidiary of American Exchange Life, assuming $125.0 million in reserves and incurring an additional ceding commission of approximately $7.0 million.

On March 25, 2009, the Company received a capital contribution of $25.0 million from Goldman Sachs. The additional capital will be used to support future reinsurance transactions.

On March 30, 2009, the Company entered into a coinsurance and modified coinsurance agreement with The Lincoln National Life Insurance Company ("Lincoln National") to reinsure an in-force block of universal life and variable universal life insurance policies. Under the coinsurance and modified coinsurance agreement, the Company will assume $1.5 billion in reserves and pay the cedant approximately $224.0 million in ceding commission.

On March 31, 2009, the Company received a capital contribution of $225.0 million from Goldman Sachs. The additional capital will be used to support the reinsurance transaction with Lincoln National.

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of Separate Account KG of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts constituting Separate Account KG of Commonwealth Annuity and Life Insurance Company at December 31, 2008, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 8, 2009

SEPARATE ACCOUNT KG

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

                                                                                              ALGER
                                                                  AIM V.I.      ALGER       AMERICAN    CREDIT SUISSE  CREDIT SUISSE
                                                                 UTILITIES     AMERICAN      CAPITAL        TRUST          TRUST
                                                                    FUND       BALANCED   APPRECIATION     EMERGING        GLOBAL
                                                                  SERIES I    PORTFOLIO     PORTFOLIO      MARKETS       SMALL CAP
                                                                   SHARES      CLASS O     CLASS O (a)    PORTFOLIO      PORTFOLIO
                                                                -----------  -----------  ------------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value  $ 9,748,172  $36,507,315   $19,573,750   $ 8,738,315     $2,242,704
Investment income receivable                                             --           --            --            --             --
                                                                -----------  -----------   -----------   -----------     ----------
      Total assets                                                9,748,172   36,507,315    19,573,750     8,738,315      2,242,704
LIABILITIES:                                                             --           --            --            --             --
                                                                -----------  -----------   -----------   -----------     ----------
      Net assets                                                $ 9,748,172  $36,507,315   $19,573,750   $ 8,738,315     $2,242,704
                                                                ===========  ===========   ===========   ===========     ==========
Net asset distribution by category:
   Scudder Gateway Advisor, Scudder Gateway Elite and Scudder
      Gateway Plus                                              $ 9,603,845  $35,347,829   $19,175,555   $ 8,621,871     $2,233,436
   Scudder Gateway Incentive                                         32,002      210,930        88,394        58,813            736
   Scudder Gateway Incentive with Optional Rider                    112,325      948,556       309,801        57,631          8,532
                                                                -----------  -----------   -----------   -----------     ----------
                                                                $ 9,748,172  $36,507,315   $19,573,750   $ 8,738,315     $2,242,704
                                                                ===========  ===========   ===========   ===========     ==========
Investments in shares of the Underlying Funds, at cost          $13,048,547  $55,117,310   $26,075,577   $21,706,003     $3,591,015
Underlying Fund shares held                                         728,563    4,225,384       644,085     2,141,744        304,715
Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Scudder
   Gateway Plus:
   Units outstanding, December 31, 2008                          11,319,603   41,847,549    29,881,590     9,119,196      6,023,439
   Net asset value per unit, December 31, 2008                  $  0.848426  $  0.844681   $  0.641718   $  0.945464     $ 0.370791
Scudder Gateway Incentive:
   Units outstanding, December 31, 2008                              37,876      252,322       109,866        49,094          1,352
   Net asset value per unit, December 31, 2008                  $  0.844905  $  0.835957   $  0.804566   $  1.197966     $ 0.544241
Scudder Gateway Incentive with Optional Rider:
   Units outstanding, December 31, 2008                             135,563    1,157,502       392,787        49,081         15,994
   Net asset value per unit, December 31, 2008                  $  0.828582  $  0.819485   $  0.788724   $  1.174198     $ 0.533425

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

DECEMBER 31, 2008

                                                                               DREYFUS
                                                                 DREYFUS IP   SOCIALLY
                                                                   MIDCAP    RESPONSIBLE                                DWS
                                                                   STOCK        GROWTH        DWS          DWS        CAPITAL
                                                                 PORTFOLIO    FUND, INC.    BALANCED    BLUE CHIP     GROWTH
                                                                  INITIAL      INITIAL        VIP          VIP          VIP
                                                                   SHARES       SHARES      CLASS A      CLASS A      CLASS A
                                                                -----------  -----------  -----------  -----------  -----------
ASSETS:
Investments in shares of the Underlying Funds, at market value  $26,699,740   $2,379,929  $68,949,685  $36,335,407  $62,806,435
Investment income receivable                                             --           --           --           --           --
                                                                -----------   ----------  -----------  -----------  -----------
      Total assets                                               26,699,740    2,379,929   68,949,685   36,335,407   62,806,435
LIABILITIES:                                                             --           --           --           --           --
                                                                -----------   ----------  -----------  -----------  -----------
      Net assets                                                $26,699,740   $2,379,929  $68,949,685  $36,335,407  $62,806,435
                                                                ===========   ==========  ===========  ===========  ===========
Net asset distribution by category:
   Scudder Gateway Advisor, Scudder Gateway Elite and Scudder
      Gateway Plus                                              $25,950,841   $2,346,811  $67,960,842  $35,914,679  $61,617,260
   Scudder Gateway Incentive                                        290,934       23,743      207,293      158,531      450,915
   Scudder Gateway Incentive with Optional Rider                    457,965        9,375      781,550      262,197      738,260
                                                                -----------   ----------  -----------  -----------  -----------
                                                                $26,699,740   $2,379,929  $68,949,685  $36,335,407  $62,806,435
                                                                ===========   ==========  ===========  ===========  ===========
Investments in shares of the Underlying Funds, at cost          $49,319,734   $3,480,672  $97,439,359  $62,803,332  $80,375,419
Underlying Fund shares held                                       3,401,241      119,835    3,971,756    5,011,780    4,635,161
Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Scudder
   Gateway Plus:
   Units outstanding, December 31, 2008                          27,735,332    4,322,827   60,266,925   36,810,047   78,791,730
   Net asset value per unit, December 31, 2008                  $  0.935660   $ 0.542888  $  1.127664  $  0.975676  $  0.782027
Scudder Gateway Incentive:
   Units outstanding, December 31, 2008                             340,227       41,527      255,832      210,803      660,681
   Net asset value per unit, December 31, 2008                  $  0.855117   $ 0.571746  $  0.810269  $  0.752035  $  0.682500
Scudder Gateway Incentive with Optional Rider:
   Units outstanding, December 31, 2008                             546,343       16,727      983,909      355,663    1,103,596
   Net asset value per unit, December 31, 2008                  $  0.838237   $ 0.560452  $  0.794332  $  0.737205  $  0.668959

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

DECEMBER 31, 2008

                                                                                 DWS          DWS            DWS
                                                                    DWS         DAVIS       DREMAN      DREMAN SMALL      DWS
                                                                 CORE FIXED    VENTURE    HIGH RETURN      MID CAP     EQUITY 500
                                                                   INCOME       VALUE        EQUITY         VALUE        INDEX
                                                                    VIP          VIP          VIP            VIP          VIP
                                                                  CLASS A      CLASS A      CLASS A        CLASS A      CLASS A
                                                                -----------  -----------  ------------  ------------  -----------
ASSETS:
Investments in shares of the Underlying Funds, at market value  $41,498,462  $30,106,408  $ 76,170,878   $53,261,658  $39,337,015
Investment income receivable                                             --           --            --            --           --
                                                                -----------  -----------  ------------   -----------  -----------
      Total assets                                               41,498,462   30,106,408    76,170,878    53,261,658   39,337,015
LIABILITIES:                                                             --           --            --            --           --
                                                                -----------  -----------  ------------   -----------  -----------
      Net assets                                                $41,498,462  $30,106,408  $ 76,170,878   $53,261,658  $39,337,015
                                                                ===========  ===========  ============   ===========  ===========
Net asset distribution by category:
   Scudder Gateway Advisor, Scudder Gateway Elite and Scudder
      Gateway Plus                                              $40,816,349  $29,203,667  $ 74,285,247   $52,113,095  $37,720,837
   Scudder Gateway Incentive                                        204,109      206,410       547,340       442,033      844,688
   Scudder Gateway Incentive with Optional Rider                    478,004      696,331     1,338,291       706,530      771,490
                                                                -----------  -----------  ------------   -----------  -----------
                                                                $41,498,462  $30,106,408  $ 76,170,878   $53,261,658  $39,337,015
                                                                ===========  ===========  ============   ===========  ===========
Investments in shares of the Underlying Funds, at cost          $52,764,324  $41,260,754  $137,994,577   $91,953,106  $51,282,190
Underlying Fund shares held                                       4,662,749    4,008,843    12,265,842     6,716,476    4,119,059
Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Scudder
   Gateway Plus:
   Units outstanding, December 31, 2008                          33,832,087   35,633,306    84,954,321    29,569,728   56,522,978
   Net asset value per unit, December 31, 2008                  $  1.206439  $  0.819561  $   0.874414   $  1.762380  $  0.667354
Scudder Gateway Incentive:
   Units outstanding, December 31, 2008                             206,731      252,852       725,920       287,179    1,160,127
   Net asset value per unit, December 31, 2008                  $  0.987317  $  0.816326  $   0.753995   $  1.539223  $  0.728100
Scudder Gateway Incentive with Optional Rider:
   Units outstanding, December 31, 2008                             493,878      869,749     1,810,579       468,290    1,080,938
   Net asset value per unit, December 31, 2008                  $  0.967858  $  0.800611  $   0.739151   $  1.508745  $  0.713723

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

DECEMBER 31, 2008

                                                                                                DWS
                                                                     DWS           DWS      GOVERNMENT &      DWS
                                                                    GLOBAL        GLOBAL       AGENCY       GROWTH &       DWS
                                                                OPPORTUNITIES    THEMATIC    SECURITIES      INCOME    HEALTH CARE
                                                                     VIP           VIP           VIP          VIP          VIP
                                                                   CLASS A       CLASS A       CLASS A      CLASS A      CLASS A
                                                                -------------  -----------  ------------  -----------  -----------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $20,503,586   $17,203,365   $76,166,614  $28,652,122  $12,001,889
Investment income receivable                                              --            --            --           --           --
                                                                 -----------   -----------   -----------  -----------  -----------
      Total assets                                                20,503,586    17,203,365    76,166,614   28,652,122   12,001,889
LIABILITIES:                                                              --            --            --           --           --
                                                                 -----------   -----------   -----------  -----------  -----------
      Net assets                                                 $20,503,586   $17,203,365   $76,166,614  $28,652,122  $12,001,889
                                                                 ===========   ===========   ===========  ===========  ===========
Net asset distribution by category:
   Scudder Gateway Advisor, Scudder Gateway Elite and Scudder
      Gateway Plus                                               $20,207,043   $16,935,030   $74,369,026  $28,211,138  $11,526,338
   Scudder Gateway Incentive                                         125,769       155,874     1,166,441      150,777      149,043
   Scudder Gateway Incentive with Optional Rider                     170,774       112,461       631,147      290,207      326,508
                                                                 -----------   -----------   -----------  -----------  -----------
                                                                 $20,503,586   $17,203,365   $76,166,614  $28,652,122  $12,001,889
                                                                 ===========   ===========   ===========  ===========  ===========
Investments in shares of the Underlying Funds, at cost           $30,644,448   $35,183,519   $75,027,036  $49,123,199  $13,789,209
Underlying Fund shares held                                        2,632,039     2,945,782     6,142,469    5,596,118    1,270,041
Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Scudder
   Gateway Plus:
   Units outstanding, December 31, 2008                           17,679,773    17,180,522    46,509,070   46,468,378   10,687,062
   Net asset value per unit, December 31, 2008                   $  1.142947   $  0.985711   $  1.599022  $  0.607104  $  1.078532
Scudder Gateway Incentive:
   Units outstanding, December 31, 2008                              147,472       175,952       907,146      220,726      138,716
   Net asset value per unit, December 31, 2008                   $  0.852835   $  0.885887   $  1.285836  $  0.683098  $  1.074448
Scudder Gateway Incentive with Optional Rider:
   Units outstanding, December 31, 2008                              204,274       129,507       500,726      433,399      309,875
   Net asset value per unit, December 31, 2008                   $  0.836006   $  0.868377   $  1.260464  $  0.669608  $  1.053675

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

DECEMBER 31, 2008

                                                                                                  DWS           DWS
                                                                                             INTERNATIONAL     JANUS         DWS
                                                                     DWS           DWS           SELECT      GROWTH AND   LARGE CAP
                                                                 HIGH INCOME  INTERNATIONAL      EQUITY        INCOME       VALUE
                                                                     VIP           VIP             VIP           VIP         VIP
                                                                   CLASS A       CLASS A         CLASS A      CLASS A      CLASS A
                                                                ------------  -------------  -------------  -----------  -----------
ASSETS:
Investments in shares of the Underlying Funds, at market value   $49,300,659   $17,108,311    $21,517,428   $20,832,002  $32,179,722
Investment income receivable                                              --            --             --            --           --
                                                                 -----------   -----------    -----------   -----------  -----------
      Total assets                                                49,300,659    17,108,311     21,517,428    20,832,002   32,179,722
LIABILITIES:                                                              --            --             --            --           --
                                                                 -----------   -----------    -----------   -----------  -----------
      Net assets                                                 $49,300,659   $17,108,311    $21,517,428   $20,832,002  $32,179,722
                                                                 ===========   ===========    ===========   ===========  ===========
Net asset distribution by category:
   Scudder Gateway Advisor, Scudder Gateway Elite and Scudder
      Gateway Plus                                               $48,456,512   $16,642,821    $21,219,776   $20,253,995  $31,933,656
   Scudder Gateway Incentive                                         270,982       139,876        161,078       100,302       99,693
   Scudder Gateway Incentive with Optional Rider                     573,165       325,614        136,574       477,705      146,373
                                                                 -----------   -----------    -----------   -----------  -----------
                                                                 $49,300,659   $17,108,311    $21,517,428   $20,832,002  $32,179,722
                                                                 ===========   ===========    ===========   ===========  ===========
Investments in shares of the Underlying Funds, at cost           $71,084,862   $24,499,514    $37,666,460   $31,913,435  $50,904,339
Underlying Fund shares held                                        9,267,041     2,623,974      3,459,394     3,068,041    3,607,592
Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Scudder
   Gateway Plus:
   Units outstanding, December 31, 2008                           42,138,589    22,038,742     20,487,294    29,907,643   21,030,388
   Net asset value per unit, December 31, 2008                   $  1.149932   $  0.755162    $  1.035753   $  0.677218  $  1.518453
Scudder Gateway Incentive:
   Units outstanding, December 31, 2008                              255,122       194,300        188,992       143,488      102,503
   Net asset value per unit, December 31, 2008                   $  1.062167   $  0.719899    $  0.852302   $  0.699030  $  0.972591
Scudder Gateway Incentive with Optional Rider:
   Units outstanding, December 31, 2008                              550,483       461,472        163,474       697,096      153,528
   Net asset value per unit, December 31, 2008                   $  1.041203   $  0.705598    $  0.835448   $  0.685279  $  0.953393

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

DECEMBER 31, 2008

                                                                   DWS           DWS          DWS          DWS
                                                                  MID CAP       MONEY      SMALL CAP    STRATEGIC       DWS
                                                                  GROWTH        MARKET      GROWTH        INCOME     TECHNOLOGY
                                                                    VIP          VIP          VIP          VIP          VIP
                                                                  CLASS A      CLASS A      CLASS A      CLASS A      CLASS A
                                                                -----------  -----------  -----------  -----------  -----------
ASSETS:
Investments in shares of the Underlying Funds, at market value  $ 6,057,003  $77,767,722  $15,948,093  $24,248,429  $15,335,060
Investment income receivable                                             --       61,174           --           --           --
                                                                -----------  -----------  -----------  -----------  -----------
      Total assets                                                6,057,003   77,828,896   15,948,093   24,248,429   15,335,060
LIABILITIES:                                                             --           --           --           --           --
                                                                -----------  -----------  -----------  -----------  -----------
      Net assets                                                $ 6,057,003  $77,828,896  $15,948,093  $24,248,429  $15,335,060
                                                                ===========  ===========  ===========  ===========  ===========
Net asset distribution by category:
   Scudder Gateway Advisor, Scudder Gateway Elite and Scudder
      Gateway Plus                                              $ 5,947,552  $77,085,323  $15,652,845  $23,842,763  $15,131,191
   Scudder Gateway Incentive                                         11,350      237,259      125,211      244,320       58,576
   Scudder Gateway Incentive with Optional Rider                     98,101      506,314      170,037      161,346      145,293
                                                                -----------  -----------  -----------  -----------  -----------
                                                                $ 6,057,003  $77,828,896  $15,948,093  $24,248,429  $15,335,060
                                                                ===========  ===========  ===========  ===========  ===========
Investments in shares of the Underlying Funds, at cost          $10,633,861  $77,767,722  $24,761,805  $26,883,219  $33,053,861
Underlying Fund shares held                                         890,736   77,767,722    2,095,676    2,422,420    2,662,337
Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Scudder
   Gateway Plus:
   Units outstanding, December 31, 2008                           9,811,899   59,626,319   23,235,217   17,119,996   29,728,341
   Net asset value per unit, December 31, 2008                  $  0.606157  $  1.292807  $  0.673669  $  1.392685  $  0.508982
Scudder Gateway Incentive:
   Units outstanding, December 31, 2008                              22,953      216,553      293,095      186,449      135,914
   Net asset value per unit, December 31, 2008                  $  0.494502  $  1.095615  $  0.427202  $  1.310386  $  0.430982
Scudder Gateway Incentive with Optional Rider:
   Units outstanding, December 31, 2008                             202,367      471,376      406,042      125,608      343,963
   Net asset value per unit, December 31, 2008                  $  0.484770  $  1.074120  $  0.418767  $  1.284524  $  0.422410

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

DECEMBER 31, 2008

                                                                    DWS       JANUS ASPEN    JANUS ASPEN
                                                                   TURNER      GROWTH AND     LARGE CAP
                                                                  MID CAP        INCOME        GROWTH
                                                                   GROWTH      PORTFOLIO      PORTFOLIO
                                                                    VIP      INSTITUTIONAL  INSTITUTIONAL
                                                                  CLASS A        SHARES         SHARES
                                                                -----------  -------------  -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value  $ 8,986,185     $ 262,927      $ 146,952
Investment income receivable                                             --            --             --
                                                                -----------     ---------      ---------
      Total assets                                                8,986,185       262,927        146,952
LIABILITIES:                                                             --            --             --
                                                                -----------     ---------      ---------
      Net assets                                                $ 8,986,185     $ 262,927      $ 146,952
                                                                ===========     =========      =========
Net asset distribution by category:
   Scudder Gateway Advisor, Scudder Gateway Elite and Scudder
      Gateway Plus                                              $ 8,730,347     $ 262,927      $ 146,952
   Scudder Gateway Incentive                                         67,202            --             --
   Scudder Gateway Incentive with Optional Rider                    188,636            --             --
                                                                -----------     ---------      ---------
                                                                $ 8,986,185     $ 262,927      $ 146,952
                                                                ===========     =========      =========
Investments in shares of the Underlying Funds, at cost          $16,287,261     $ 434,377      $ 268,680
Underlying Fund shares held                                       1,775,926        22,725          9,301
Units outstanding and net asset value per unit:
Scudder Gateway Advisor, Scudder Gateway Elite and Scudder
   Gateway Plus:
   Units outstanding, December 31, 2008                          13,046,473       321,719        251,552
   Net asset value per unit, December 31, 2008                  $  0.669173     $0.817257      $0.584182
Scudder Gateway Incentive:
   Units outstanding, December 31, 2008                             100,823            --             --
   Net asset value per unit, December 31, 2008                  $  0.666532     $      --       $     --
Scudder Gateway Incentive with Optional Rider:
   Units outstanding, December 31, 2008                             288,595            --             --
   Net asset value per unit, December 31, 2008                  $  0.653634     $      --       $     --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                            ALGER
                                                               AIM V.I.      ALGER        AMERICAN    CREDIT SUISSE  CREDIT SUISSE
                                                              UTILITIES     AMERICAN       CAPITAL        TRUST          TRUST
                                                                 FUND       BALANCED    APPRECIATION    EMERGING         GLOBAL
                                                               SERIES I     PORTFOLIO     PORTFOLIO      MARKETS       SMALL CAP
                                                                SHARES       CLASS O     CLASS O (a)    PORTFOLIO      PORTFOLIO
                                                             -----------  ------------  ------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                                                 $   354,991  $  1,358,100  $         --  $    308,579    $    65,342
EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus:
   Mortality and expense risk fees                               166,888       640,868       393,654       218,924         43,885
   Administrative expense fees                                    20,026        76,904        47,238        26,271          5,266
                                                             -----------  ------------  ------------  ------------    -----------
      Total expenses                                             186,914       717,772       440,892       245,195         49,151
                                                             -----------  ------------  ------------  ------------    -----------
Scudder Gateway Incentive:
   Mortality and expense risk fees                                   556         3,702         1,703         1,242             19
   Administrative expense fees                                        64           427           196           143              2
                                                             -----------  ------------  ------------  ------------    -----------
      Total expenses                                                 620         4,129         1,899         1,385             21
                                                             -----------  ------------  ------------  ------------    -----------
Scudder Gateway Incentive with Optional Rider:
   Mortality and expense risk fees                                 2,201        18,809         7,674         1,846            208
   Administrative expense fees                                       213         1,820           742           179             20
                                                             -----------  ------------  ------------  ------------    -----------
      Total expenses                                               2,414        20,629         8,416         2,025            228
                                                             -----------  ------------  ------------  ------------    -----------
         Total expenses                                          189,948       742,530       451,207       248,605         49,400
                                                             -----------  ------------  ------------  ------------    -----------
      Net investment income (loss)                               165,043       615,570      (451,207)       59,974         15,942
                                                             -----------  ------------  ------------  ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor          1,304,348     6,467,460            --     8,464,989             --
   Net realized gain (loss) from sales of investments            390,847    (1,757,129)      556,228      (819,253)       (61,251)
                                                             -----------  ------------  ------------  ------------    -----------
      Net realized gain (loss)                                 1,695,195     4,710,331       556,228     7,645,736        (61,251)
   Change in unrealized gain (loss)                           (7,146,399)  (24,893,220)  (18,705,933)  (20,215,372)    (2,063,130)
                                                             -----------  ------------  ------------  ------------    -----------
      Net realized and unrealized gain (loss)                 (5,451,204)  (20,182,889)  (18,149,705)  (12,569,636)    (2,124,381)
                                                             -----------  ------------  ------------  ------------    -----------
      Net increase (decrease) in net assets from operations  $(5,286,161) $(19,567,319) $(18,600,912) $(12,509,662)   $(2,108,439)
                                                             ===========  ============  ============  ============    ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                             DREYFUS
                                                              DREYFUS IP     SOCIALLY
                                                                MIDCAP     RESPONSIBLE                                    DWS
                                                                 STOCK        GROWTH         DWS           DWS          CAPITAL
                                                               PORTFOLIO    FUND, INC.    BALANCED      BLUE CHIP       GROWTH
                                                                INITIAL      INITIAL        VIP            VIP            VIP
                                                                SHARES        SHARES       CLASS A       CLASS A        CLASS A
                                                             ------------  -----------  ------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                                                 $    409,894  $    29,911  $  4,123,104  $  1,027,455    $  1,016,496
EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus:
   Mortality and expense risk fees                                521,066       47,378     1,225,882       694,988       1,158,026
   Administrative expense fees                                     62,528        5,685       147,106        83,398         138,963
                                                             ------------  -----------  ------------  ------------    ------------
      Total expenses                                              583,594       53,063     1,372,988       778,386       1,296,989
                                                             ------------  -----------  ------------  ------------    ------------
Scudder Gateway Incentive:
   Mortality and expense risk fees                                  4,711          405         3,816         2,259           8,255
   Administrative expense fees                                        544           46           440           261             952
                                                             ------------  -----------  ------------  ------------    ------------
      Total expenses                                                5,255          451         4,256         2,520           9,207
                                                             ------------  -----------  ------------  ------------    ------------
Scudder Gateway Incentive with Optional Rider:
   Mortality and expense risk fees                                 10,625          196        16,066         6,522          15,245
   Administrative expense fees                                      1,028           19         1,554           632           1,475
                                                             ------------  -----------  ------------  ------------    ------------
      Total expenses                                               11,653          215        17,620         7,154          16,720
                                                             ------------  -----------  ------------  ------------    ------------
         Total expenses                                           600,502       53,729     1,394,864       788,060       1,322,916
                                                             ------------  -----------  ------------  ------------    ------------
      Net investment income (loss)                               (190,608)     (23,818)    2,728,240       239,395        (306,420)
                                                             ------------  -----------  ------------  ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor           6,637,642           --            --    11,191,406              --
   Net realized gain (loss) from sales of investments          (2,269,377)    (190,113)   (4,504,596)   (3,697,942)        288,123
                                                             ------------  -----------  ------------  ------------    ------------
      Net realized gain (loss)                                  4,368,265     (190,113)   (4,504,596)    7,493,464         288,123
   Change in unrealized gain (loss)                           (24,161,329)  (1,319,354)  (29,031,637)  (34,011,104)    (35,498,148)
                                                             ------------  -----------  ------------  ------------    ------------
      Net realized and unrealized gain (loss)                 (19,793,064)  (1,509,467)  (33,536,233)  (26,517,640)    (35,210,025)
                                                             ------------  -----------  ------------  ------------    ------------
      Net increase (decrease) in net assets from operations  $(19,983,672) $(1,533,285) $(30,807,993) $(26,278,245)   $(35,516,445)
                                                             ============  ===========  ============  ============    ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                DWS           DWS          DWS
                                                                  DWS          DAVIS        DREMAN     DREMAN SMALL      DWS
                                                              CORE FIXED      VENTURE     HIGH RETURN     MID CAP     EQUITY 500
                                                                INCOME         VALUE        EQUITY        VALUE         INDEX
                                                                  VIP           VIP           VIP          VIP           VIP
                                                                CLASS A       CLASS A       CLASS A       CLASS A      CLASS A
                                                             ------------  ------------  ------------  ------------  ------------
INVESTMENT INCOME:
   Dividends                                                 $  3,926,531  $    702,939  $  4,125,045  $  1,366,190  $  1,401,504
EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus:
   Mortality and expense risk fees                                656,239       568,818     1,563,040       953,537       696,232
   Administrative expense fees                                     78,749        68,258       187,565       114,424        83,548
                                                             ------------  ------------  ------------  ------------  ------------
      Total expenses                                              734,988       637,076     1,750,605     1,067,961       779,780
                                                             ------------  ------------  ------------  ------------  ------------
Scudder Gateway Incentive:
   Mortality and expense risk fees                                  3,617         3,559        10,762         7,802        11,073
   Administrative expense fees                                        417           411         1,242           901         1,278
                                                             ------------  ------------  ------------  ------------  ------------
      Total expenses                                                4,034         3,970        12,004         8,703        12,351
                                                             ------------  ------------  ------------  ------------  ------------
Scudder Gateway Incentive with Optional Rider:
   Mortality and expense risk fees                                  9,437        14,980        31,869        14,900        14,447
   Administrative expense fees                                        914         1,450         3,084         1,442         1,399
                                                             ------------  ------------  ------------  ------------  ------------
      Total expenses                                               10,351        16,430        34,953        16,342        15,846
                                                             ------------  ------------  ------------  ------------  ------------
         Total expenses                                           749,373       657,476     1,797,562     1,093,006       807,977
                                                             ------------  ------------  ------------  ------------  ------------
      Net investment income (loss)                              3,177,158        45,463     2,327,483       273,184       593,527
                                                             ------------  ------------  ------------  ------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                  --     6,505,903    26,043,837    33,429,790            --
   Net realized gain (loss) from sales of investments          (1,636,613)      254,842    (4,961,067)   (4,626,988)      356,766
                                                             ------------  ------------  ------------  ------------  ------------
      Net realized gain (loss)                                 (1,636,613)    6,760,745    21,082,770    28,802,802       356,766
   Change in unrealized gain (loss)                           (12,595,765)  (29,611,545)  (97,340,257)  (60,298,945)  (26,798,795)
                                                             ------------  ------------  ------------  ------------  ------------
      Net realized and unrealized gain (loss)                 (14,232,378)  (22,850,800)  (76,257,487)  (31,496,143)  (26,442,029)
                                                             ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets from operations  $(11,055,220) $(22,805,337) $(73,930,004) $(31,222,959) $(25,848,502)
                                                             ============  ============  ============  ============  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                               DWS
                                                                  DWS           DWS       GOVERNMENT &      DWS
                                                                 GLOBAL        GLOBAL        AGENCY       GROWTH &        DWS
                                                             OPPORTUNITIES    THEMATIC     SECURITIES      INCOME     HEALTH CARE
                                                                  VIP            VIP           VIP           VIP          VIP
                                                                CLASS A       CLASS A       CLASS A        CLASS A      CLASS A
                                                             -------------  ------------  -----------  -------------  -----------
INVESTMENT INCOME:
   Dividends                                                  $    100,292  $    464,588  $ 3,745,892   $    894,127  $    47,763
EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus:
   Mortality and expense risk fees                                 452,103       369,853      962,022        532,298      184,026
   Administrative expense fees                                      54,252        44,383      115,442         63,876       22,083
                                                              ------------  ------------  -----------   ------------  -----------
      Total expenses                                               506,355       414,236    1,077,464        596,174      206,109
                                                              ------------  ------------  -----------   ------------  -----------
Scudder Gateway Incentive:
   Mortality and expense risk fees                                   2,834         2,535       18,621          2,715        2,047
   Administrative expense fees                                         327           293        2,149            313          236
                                                              ------------  ------------  -----------   ------------  -----------
      Total expenses                                                 3,161         2,828       20,770          3,028        2,283
                                                              ------------  ------------  -----------   ------------  -----------
Scudder Gateway Incentive with Optional Rider:
   Mortality and expense risk fees                                   4,167         2,807       10,220          6,748        6,592
   Administrative expense fees                                         403           271          989            653          638
                                                              ------------  ------------  -----------   ------------  -----------
      Total expenses                                                 4,570         3,078       11,209          7,401        7,230
                                                              ------------  ------------  -----------   ------------  -----------
         Total expenses                                            514,086       420,142    1,109,443        606,603      215,622
                                                              ------------  ------------  -----------   ------------  -----------
      Net investment income (loss)                                (413,794)       44,446    2,636,449        287,524     (167,859)
                                                              ------------  ------------  -----------   ------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor            6,411,444     9,646,617           --     10,538,096    2,573,856
   Net realized gain (loss) from sales of investments              774,843    (1,968,528)     (43,192)    (1,806,743)     280,653
                                                              ------------  ------------  -----------   ------------  -----------
      Net realized gain (loss)                                   7,186,287     7,678,089      (43,192)     8,731,353    2,854,509
   Change in unrealized gain (loss)                            (29,885,422)  (25,559,335)      36,883    (28,982,007)  (6,750,270)
                                                              ------------  ------------  -----------   ------------  -----------
      Net realized and unrealized gain (loss)                  (22,699,135)  (17,881,246)      (6,309)   (20,250,654)  (3,895,761)
                                                              ------------  ------------  -----------   ------------  -----------
      Net increase (decrease) in net assets from operations   $(23,112,929) $(17,836,800) $ 2,630,140   $(19,963,130) $(4,063,620)
                                                              ============  ============  ===========   ============  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                               DWS           DWS
                                                                                          INTERNATIONAL     JANUS          DWS
                                                                 DWS            DWS           SELECT      GROWTH AND     LARGE CAP
                                                             HIGH INCOME   INTERNATIONAL      EQUITY        INCOME         VALUE
                                                                 VIP            VIP            VIP            VIP           VIP
                                                               CLASS A        CLASS A        CLASS A        CLASS A       CLASS A
                                                            ------------   -------------  -------------  ------------  ------------
INVESTMENT INCOME:
   Dividends                                                $  7,141,855   $    411,057   $    395,832   $    381,142  $  1,085,610
EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus:
   Mortality and expense risk fees                               789,169        363,404        484,979        404,364       630,530
   Administrative expense fees                                    94,700         43,609         58,198         48,523        75,663
                                                            ------------   ------------   ------------   ------------  ------------
      Total expenses                                             883,869        407,013        543,177        452,887       706,193
                                                            ------------   ------------   ------------   ------------  ------------
Scudder Gateway Incentive:
   Mortality and expense risk fees                                 4,828          2,834          3,568          1,617         2,045
   Administrative expense fees                                       557            327            412            187           237
                                                            ------------   ------------   ------------   ------------  ------------
      Total expenses                                               5,385          3,161          3,980          1,804         2,282
                                                            ------------   ------------   ------------   ------------  ------------
Scudder Gateway Incentive with Optional Rider:
   Mortality and expense risk fees                                11,110          8,049          4,597          9,107         3,245
   Administrative expense fees                                     1,076            779            445            882           314
                                                            ------------   ------------   ------------   ------------  ------------
      Total expenses                                              12,186          8,828          5,042          9,989         3,559
                                                            ------------   ------------   ------------   ------------  ------------
         Total expenses                                          901,440        419,001        552,199        464,680       712,034
                                                            ------------   ------------   ------------   ------------  ------------
      Net investment income (loss)                             6,240,415         (7,944)      (156,367)       (83,538)      373,576
                                                            ------------   ------------   ------------   ------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                 --      5,345,728     12,253,005      2,735,985    14,166,069
   Net realized gain (loss) from sales of investments         (4,758,756)     1,295,348       (518,581)      (774,220)     (574,838)
                                                            ------------   ------------   ------------   ------------  ------------
      Net realized gain (loss)                                (4,758,756)     6,641,076     11,734,424      1,961,765    13,591,231
   Change in unrealized gain (loss)                          (17,361,808)   (24,688,701)   (35,084,728)   (18,637,803)  (35,146,475)
                                                            ------------   ------------   ------------   ------------  ------------
      Net realized and unrealized gain (loss)                (22,120,564)   (18,047,625)   (23,350,304)   (16,676,038)  (21,555,244)
                                                            ------------   ------------   ------------   ------------  ------------
      Net increase (decrease) in net assets from
         operations                                         $(15,880,149)  $(18,055,569)  $(23,506,671)  $(16,759,576) $(21,181,668)
                                                            ============   ============   ============   ============  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                 DWS          DWS          DWS          DWS
                                                               MID CAP       MONEY      SMALL CAP    STRATEGIC       DWS
                                                               GROWTH       MARKET       GROWTH        INCOME     TECHNOLOGY
                                                                 VIP          VIP          VIP          VIP          VIP
                                                               CLASS A      CLASS A      CLASS A      CLASS A      CLASS A
                                                             -----------  ----------  ------------  -----------  ------------
INVESTMENT INCOME:
   Dividends                                                 $        --  $2,064,690  $         --  $ 1,920,559  $         --
EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus:
   Mortality and expense risk fees                               127,954     981,490       328,957      364,703       318,403
   Administrative expense fees                                    15,354     117,779        39,475       43,764        38,208
                                                             -----------  ----------  ------------  -----------  ------------
      Total expenses                                             143,308   1,099,269       368,432      408,467       356,611
                                                             -----------  ----------  ------------  -----------  ------------
Scudder Gateway Incentive:
   Mortality and expense risk fees                                   230       4,236         2,522        7,168         1,236
   Administrative expense fees                                        26         489           291          827           143
                                                             -----------  ----------  ------------  -----------  ------------
      Total expenses                                                 256       4,725         2,813        7,995         1,379
                                                             -----------  ----------  ------------  -----------  ------------
Scudder Gateway Incentive with Optional Rider:
   Mortality and expense risk fees                                 2,159      14,985         4,220        3,945         3,920
   Administrative expense fees                                       209       1,450           408          381           379
                                                             -----------  ----------  ------------  -----------  ------------
      Total expenses                                               2,368      16,435         4,628        4,326         4,299
                                                             -----------  ----------  ------------  -----------  ------------
         Total expenses                                          145,932   1,120,429       375,873      420,788       362,289
                                                             -----------  ----------  ------------  -----------  ------------
      Net investment income (loss)                              (145,932)    944,261      (375,873)   1,499,771      (362,289)
                                                             -----------  ----------  ------------  -----------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                 --          --            --      419,620            --
   Net realized gain (loss) from sales of investments           (484,457)         --      (199,812)    (513,604)   (3,408,998)
                                                             -----------  ----------  ------------  -----------  ------------
      Net realized gain (loss)                                  (484,457)         --      (199,812)     (93,984)   (3,408,998)
   Change in unrealized gain (loss)                           (5,919,526)         --   (16,778,947)  (4,212,522)  (11,605,426)
                                                             -----------  ----------  ------------  -----------  ------------
      Net realized and unrealized gain (loss)                 (6,403,983)         --   (16,978,759)  (4,306,506)  (15,014,424)
                                                             -----------  ----------  ------------  -----------  ------------
      Net increase (decrease) in net assets from operations  $(6,549,915) $  944,261  $(17,354,632) $(2,806,735) $(15,376,713)
                                                             ===========  ==========  ============  ===========  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                  DWS       JANUS ASPEN    JANUS ASPEN
                                                                TURNER       GROWTH AND     LARGE CAP
                                                                MID CAP       INCOME         GROWTH
                                                                GROWTH       PORTFOLIO      PORTFOLIO
                                                                  VIP      INSTITUTIONAL  INSTITUTIONAL
                                                                CLASS A       SHARES          SHARES
                                                             ------------  -------------  -------------
INVESTMENT INCOME:
   Dividends                                                 $         --    $   4,069      $   1,489
EXPENSES:
Scudder Gateway Advisor, Scudder Gateway Elite
   and Scudder Gateway Plus:
   Mortality and expense risk fees                                189,559        5,009          2,638
   Administrative expense fees                                     22,747          601            317
                                                             ------------    ---------      ---------
      Total expenses                                              212,306        5,610          2,955
                                                             ------------    ---------      ---------
Scudder Gateway Incentive:
   Mortality and expense risk fees                                  1,549           --             --
   Administrative expense fees                                        179           --             --
                                                             ------------    ---------      ---------
      Total expenses                                                1,728           --             --
                                                             ------------    ---------      ---------
Scudder Gateway Incentive with Optional Rider:
   Mortality and expense risk fees                                  5,199           --             --
   Administrative expense fees                                        503           --             --
                                                             ------------    ---------      ---------
      Total expenses                                                5,702           --             --
                                                             ------------    ---------      ---------
         Total expenses                                           219,736        5,610          2,955
                                                             ------------    ---------      ---------
      Net investment income (loss)                               (219,736)      (1,541)        (1,466)
                                                             ------------    ---------      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor           3,426,808           --             --
   Net realized gain (loss) from sales of investments            (425,160)     (20,180)       (11,076)
                                                             ------------    ---------      ---------
      Net realized gain (loss)                                  3,001,648      (20,180)       (11,076)
   Change in unrealized gain (loss)                           (12,689,632)    (184,875)       (88,057)
                                                             ------------    ---------      ---------
      Net realized and unrealized gain (loss)                  (9,687,984)    (205,055)       (99,133)
                                                             ------------    ---------      ---------
      Net increase (decrease) in net assets from operations  $ (9,907,720)   $(206,596)     $(100,599)
                                                             ============    =========      =========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                                    ALGER
                                                              AIM V.I.                   ALGER                AMERICAN CAPITAL
                                                          UTILITIES FUND           AMERICAN BALANCED            APPRECIATION
                                                             SERIES I                  PORTFOLIO                  PORTFOLIO
                                                              SHARES                    CLASS O                  CLASS O (a)
                                                    ------------------------  --------------------------  -------------------------
                                                       2008         2007          2008          2007          2008          2007
                                                    -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                  $   165,043  $    64,966  $    615,570  $    489,206  $   (451,207) $  (546,425)
      Net realized gain (loss)                        1,695,195    2,754,649     4,710,331     5,042,082       556,228    1,626,912
      Change in unrealized gain (loss)               (7,146,399)      66,525   (24,893,220)    1,567,018   (18,705,933)   9,261,444
                                                    -----------  -----------  ------------  ------------  ------------  -----------
      Net increase (decrease) in net assets from
         operations                                  (5,286,161)   2,886,140   (19,567,319)    7,098,306   (18,600,912)  10,341,931
                                                    -----------  -----------  ------------  ------------  ------------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                              40,393       34,372        32,323       205,464        36,903      151,038
      Withdrawals                                    (1,331,954)  (1,669,192)   (6,647,373)   (7,311,330)   (2,361,025)  (3,511,303)
      Contract benefits                                (232,188)  (1,278,526)   (2,113,176)   (2,988,716)     (887,680)  (1,350,102)
      Contract charges                                  (45,094)     (56,292)     (152,212)     (192,774)      (80,280)    (103,481)
      Transfers between sub-accounts
         (including Separate Account GPA), net         (136,116)   1,160,172    (1,811,975)     (980,559)   (2,730,100)   7,807,234
      Other transfers from (to) the General
         Account                                          2,298       46,400       218,299       246,684        14,071       58,023
                                                    -----------  -----------  ------------  ------------  ------------  -----------
      Net increase (decrease) in net assets from
         contract transactions                       (1,702,661)  (1,763,066)  (10,474,114)  (11,021,231)   (6,008,111)   3,051,409
                                                    -----------  -----------  ------------  ------------  ------------  -----------
      Net increase (decrease) in net assets          (6,988,822)   1,123,074   (30,041,433)   (3,922,925)  (24,609,023)  13,393,340
NET ASSETS:
   Beginning of year                                 16,736,994   15,613,920    66,548,748    70,471,673    44,182,773   30,789,433
                                                    -----------  -----------  ------------  ------------  ------------  -----------
   End of year                                      $ 9,748,172  $16,736,994  $ 36,507,315  $ 66,548,748  $ 19,573,750  $44,182,773
                                                    ===========  ===========  ============  ============  ============  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                          DREYFUS IP
                                                CREDIT SUISSE TRUST        CREDIT SUISSE TRUST              MIDCAP
                                                      EMERGING                   GLOBAL                     STOCK
                                                      MARKETS                   SMALL CAP                 PORTFOLIO
                                                     PORTFOLIO                  PORTFOLIO               INITIAL SHARES
                                             -------------------------  ------------------------  --------------------------
                                                 2008          2007         2008         2007         2008          2007
                                             ------------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $     59,974  $     2,831  $    15,942  $   (89,053) $   (190,608) $   (626,164)
      Net realized gain (loss)                  7,645,736    6,792,603      (61,251)     808,843     4,368,265     9,866,432
      Change in unrealized gain (loss)        (20,215,372)  (1,282,945)  (2,063,130)    (891,701)  (24,161,329)   (8,322,241)
                                             ------------  -----------  -----------  -----------  ------------  ------------
      Net increase (decrease) in net assets
         from operations                      (12,509,662)   5,512,489   (2,108,439)    (171,911)  (19,983,672)      918,027
                                             ------------  -----------  -----------  -----------  ------------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        25,468       10,141        1,234       14,682        45,589       131,682
      Withdrawals                              (1,447,128)  (3,213,842)    (257,393)  (1,175,895)   (4,209,276)   (6,568,150)
      Contract benefits                          (395,074)  (1,103,180)     (38,167)    (174,351)   (1,419,807)   (1,994,107)
      Contract charges                            (68,122)     (90,862)     (12,987)     (24,596)     (137,402)     (197,711)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                   (2,934,405)   2,743,546      231,629   (1,117,661)   (2,305,595)   (7,966,492)
      Other transfers from (to) the General
         Account                                   15,703       39,279       (1,560)         996        53,002        82,498
                                             ------------  -----------  -----------  -----------  ------------  ------------
      Net increase (decrease) in net assets
         from contract transactions            (4,803,558)  (1,614,918)     (77,244)  (2,476,825)   (7,973,489)  (16,512,280)
                                             ------------  -----------  -----------  -----------  ------------  ------------
      Net increase (decrease) in net assets   (17,313,220)   3,897,571   (2,185,683)  (2,648,736)  (27,957,161)  (15,594,253)
NET ASSETS:
   Beginning of year                           26,051,535   22,153,964    4,428,387    7,077,123    54,656,901    70,251,154
                                             ------------  -----------  -----------  -----------  ------------  ------------
   End of year                               $  8,738,315  $26,051,535  $ 2,242,704  $ 4,428,387  $ 26,699,740  $ 54,656,901
                                             ============  ===========  ===========  ===========  ============  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEARS ENDED DECEMBER 31,

                                                      DREYFUS
                                                     SOCIALLY
                                                    RESPONSIBLE                    DWS                         DWS
                                                      GROWTH                    BALANCED                    BLUE CHIP
                                                    FUND, INC.                     VIP                         VIP
                                                  INITIAL SHARES                 CLASS A                     CLASS A
                                             ------------------------  --------------------------  --------------------------
                                                 2008         2007         2008          2007          2008          2007
                                             -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $   (23,818) $   (45,872) $  2,728,240  $  2,551,751  $    239,395  $   (266,463)
      Net realized gain (loss)                  (190,113)      31,899    (4,504,596)      (57,979)    7,493,464    12,823,816
      Change in unrealized gain (loss)        (1,319,354)     357,641   (29,031,637)    2,101,661   (34,011,104)  (10,520,217)
                                             -----------  -----------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets
         from operations                      (1,533,285)     343,668   (30,807,993)    4,595,433   (26,278,245)    2,037,136
                                             -----------  -----------  ------------  ------------  ------------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                       10,608       11,834        63,758       243,976        15,306       383,225
      Withdrawals                               (377,805)    (649,302)  (14,562,261)  (16,589,010)   (7,567,484)  (11,576,413)
      Contract benefits                         (235,892)    (201,246)   (6,340,647)   (6,519,228)   (3,271,770)   (4,329,721)
      Contract charges                           (12,204)     (16,904)     (176,312)     (211,756)     (115,907)     (162,445)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                    (391,956)    (404,542)   (2,356,922)     (527,578)   (1,736,321)   (1,298,666)
      Other transfers from (to) the General
         Account                                   6,135       44,615       409,490       393,774       107,606       281,964
                                             -----------  -----------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets
         from contract transactions           (1,001,114)  (1,215,545)  (22,962,894)  (23,209,822)  (12,568,570)  (16,702,056)
                                             -----------  -----------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets   (2,534,399)    (871,877)  (53,770,887)  (18,614,389)  (38,846,815)  (14,664,920)
NET ASSETS:
   Beginning of year                           4,914,328    5,786,205   122,720,572   141,334,961    75,182,222    89,847,142
                                             -----------  -----------  ------------  ------------  ------------  ------------
   End of year                               $ 2,379,929  $ 4,914,328  $ 68,949,685  $122,720,572  $ 36,335,407  $ 75,182,222
                                             ===========  ===========  ============  ============  ============  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEARS ENDED DECEMBER 31,

                                                                                    DWS                         DWS
                                                         DWS                     CORE FIXED                DAVIS VENTURE
                                                   CAPITAL GROWTH                  INCOME                      VALUE
                                                         VIP                        VIP                         VIP
                                                       CLASS A                    CLASS A                     CLASS A
                                             --------------------------  -------------------------  --------------------------
                                                 2008          2007          2008         2007          2008          2007
                                             ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $   (306,420) $   (965,922) $  3,177,158  $ 1,878,730  $     45,463  $   (456,283)
      Net realized gain (loss)                    288,123     2,799,078    (1,636,613)     126,244     6,760,745     4,462,061
      Change in unrealized gain (loss)        (35,498,148)   11,095,526   (12,595,765)    (338,754)  (29,611,545)   (2,006,832)
                                             ------------  ------------  ------------  -----------  ------------  ------------
      Net increase (decrease) in net assets
         from operations                      (35,516,445)   12,928,682   (11,055,220)   1,666,220   (22,805,337)    1,998,946
                                             ------------  ------------  ------------  -----------  ------------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        50,035       134,677        20,707      215,807        28,553       119,132
      Withdrawals                             (10,492,810)  (12,906,418)   (6,897,734)  (6,786,110)   (3,493,079)   (5,566,309)
      Contract benefits                        (4,804,966)   (5,528,952)   (3,004,549)  (2,845,424)   (1,561,621)   (2,078,800)
      Contract charges                           (250,249)     (309,855)     (142,430)    (154,997)     (142,585)     (197,855)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                   (4,094,858)   (4,978,366)    3,127,635    2,922,275    (2,296,879)      958,165
      Other transfers from (to) the General
         Account                                  198,385       163,005       285,384      184,971        92,631       262,135
                                             ------------  ------------  ------------  -----------  ------------  ------------
      Net increase (decrease) in net assets
         from contract transactions           (19,394,463)  (23,425,909)   (6,610,987)  (6,463,478)   (7,372,980)   (6,503,532)
                                             ------------  ------------  ------------  -----------  ------------  ------------
      Net increase (decrease) in net assets   (54,910,908)  (10,497,227)  (17,666,207)  (4,797,258)  (30,178,317)   (4,504,586)
NET ASSETS:
   Beginning of year                          117,717,343   128,214,570    59,164,669   63,961,927    60,284,725    64,789,311
                                             ------------  ------------  ------------  -----------  ------------  ------------
   End of year                               $ 62,806,435  $117,717,343  $ 41,498,462  $59,164,669  $ 30,106,408  $ 60,284,725
                                             ============  ============  ============  ===========  ============  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEARS ENDED DECEMBER 31,

                                                         DWS                          DWS
                                                        DREMAN                   DREMAN SMALL                     DWS
                                                     HIGH RETURN                    MID CAP                   EQUITY 500
                                                        EQUITY                       VALUE                       INDEX
                                                         VIP                          VIP                         VIP
                                                       CLASS A                      CLASS A                     CLASS A
                                             ---------------------------  --------------------------  --------------------------
                                                   2008         2007          2008          2007          2008          2007
                                             -------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $   2,327,483  $    135,477  $    273,184  $   (510,604) $    593,527  $     85,713
      Net realized gain (loss)                  21,082,770    15,274,652    28,802,802    23,729,094       356,766     4,406,591
      Change in unrealized gain (loss)         (97,340,257)  (21,257,883)  (60,298,945)  (20,937,199)  (26,798,795)   (1,225,794)
                                             -------------  ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets
         from operations                       (73,930,004)   (5,847,754)  (31,222,959)    2,281,291   (25,848,502)    3,266,510
                                             -------------  ------------  ------------  ------------  ------------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        112,977       416,666        54,200       167,087        39,094       437,674
      Withdrawals                              (14,062,817)  (23,629,260)   (7,719,512)  (14,485,800)   (4,690,947)   (8,717,314)
      Contract benefits                         (4,954,947)   (8,565,419)   (2,971,904)   (4,377,485)   (1,905,384)   (3,742,162)
      Contract charges                            (357,760)     (558,457)     (223,595)     (311,965)     (177,173)     (249,457)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                    (7,458,677)  (14,125,930)   (6,215,241)      976,509    (2,432,159)   (4,362,903)
      Other transfers from (to) the General
         Account                                   199,342       408,206       243,705       190,900        98,569        83,548
                                             -------------  ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets
         from contract transactions            (26,521,882)  (46,054,194)  (16,832,347)  (17,840,754)   (9,068,000)  (16,550,614)
                                             -------------  ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net assets   (100,451,886)  (51,901,948)  (48,055,306)  (15,559,463)  (34,916,502)  (13,284,104)
NET ASSETS:
   Beginning of year                           176,622,764   228,524,712   101,316,964   116,876,427    74,253,517    87,537,621
                                             -------------  ------------  ------------  ------------  ------------  ------------
   End of year                               $  76,170,878  $176,622,764  $ 53,261,658  $101,316,964  $ 39,337,015  $ 74,253,517
                                             =============  ============  ============  ============  ============  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                               DWS
                                                         DWS                        DWS                    GOVERNMENT &
                                                       GLOBAL                      GLOBAL                     AGENCY
                                                    OPPORTUNITIES                 THEMATIC                  SECURITIES
                                                         VIP                        VIP                        VIP
                                                       CLASS A                    CLASS A                    CLASS A
                                             --------------------------  -------------------------  -------------------------
                                                 2008          2007          2008          2007         2008         2007
                                             ------------  ------------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $   (413,794) $    (63,150) $     44,446  $  (329,726) $  2,636,449  $ 2,894,892
      Net realized gain (loss)                  7,186,287    10,732,885     7,678,089   10,196,602       (43,192)    (207,745)
      Change in unrealized gain (loss)        (29,885,422)   (6,187,048)  (25,559,335)  (7,446,815)       36,883      850,892
                                             ------------  ------------  ------------  -----------  ------------  -----------
      Net increase (decrease) in net assets
         from operations                      (23,112,929)    4,482,687   (17,836,800)   2,420,061     2,630,140    3,538,039
                                             ------------  ------------  ------------  -----------  ------------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        47,778       333,611        24,272        9,907        45,357      675,188
      Withdrawals                              (3,334,875)   (6,050,327)   (2,540,628)  (4,854,362)  (10,111,749)  (9,230,888)
      Contract benefits                        (1,421,856)   (2,704,557)     (729,022)  (1,204,454)   (2,892,211)  (3,470,086)
      Contract charges                            (99,744)     (144,761)      (89,844)    (130,199)     (218,809)    (213,071)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                   (2,028,460)   (3,898,443)   (1,973,905)  (1,889,500)    6,515,997    3,867,432
      Other transfers from (to) the General
         Account                                   81,111       123,103        19,637       86,510       397,692      150,441
                                             ------------  ------------  ------------  -----------  ------------  -----------
      Net increase (decrease) in net assets
         from contract transactions            (6,756,046)  (12,341,374)   (5,289,490)  (7,982,098)   (6,263,723)  (8,220,984)
                                             ------------  ------------  ------------  -----------  ------------  -----------
      Net increase (decrease) in net assets   (29,868,975)   (7,858,687)  (23,126,290)  (5,562,037)   (3,633,583)  (4,682,945)
NET ASSETS:
   Beginning of year                           50,372,561    58,231,248    40,329,655   45,891,692    79,800,197   84,483,142
                                             ------------  ------------  ------------  -----------  ------------  -----------
   End of year                               $ 20,503,586  $ 50,372,561  $ 17,203,365  $40,329,655  $ 76,166,614  $79,800,197
                                             ============  ============  ============  ===========  ============  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEARS ENDED DECEMBER 31,

                                                         DWS
                                                      GROWTH &                      DWS                        DWS
                                                       INCOME                   HEALTH CARE                HIGH INCOME
                                                         VIP                        VIP                        VIP
                                                       CLASS A                    CLASS A                    CLASS A
                                             --------------------------  ------------------------  --------------------------
                                                  2008         2007          2008        2007          2008         2007
                                             ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $    287,524  $   (101,283) $  (167,859) $  (271,057) $  6,240,415  $  6,727,577
      Net realized gain (loss)                  8,731,353     3,660,809    2,854,509    2,531,046    (4,758,756)   (1,520,157)
      Change in unrealized gain (loss)        (28,982,007)   (3,423,152)  (6,750,270)    (141,356)  (17,361,808)   (5,086,296)
                                             ------------  ------------  -----------  -----------  ------------  ------------
      Net increase (decrease) in net assets
         from operations                      (19,963,130)      136,374   (4,063,620)   2,118,633   (15,880,149)      121,124
                                             ------------  ------------  -----------  -----------  ------------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        17,906       304,318       10,406       66,095        53,265       245,239
      Withdrawals                              (5,867,040)   (9,560,841)  (1,500,308)  (2,086,605)   (8,087,135)  (12,265,503)
      Contract benefits                        (2,532,325)   (2,806,949)    (345,503)    (534,753)   (2,681,148)   (4,781,835)
      Contract charges                            (79,506)     (114,454)     (54,012)     (66,920)     (127,218)     (180,027)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                     (960,471)   (1,783,894)     (36,508)  (1,178,016)     (643,459)  (11,719,699)
      Other transfers from (to) the General
         Account                                  201,580       233,623        4,576       25,553       183,682       153,539
                                             ------------  ------------  -----------  -----------  ------------  ------------
      Net increase (decrease) in net assets
         from contract transactions            (9,219,856)  (13,728,197)  (1,921,349)  (3,774,646)  (11,302,013)  (28,548,286)
                                             ------------  ------------  -----------  -----------  ------------  ------------
      Net increase (decrease) in net assets   (29,182,986)  (13,591,823)  (5,984,969)  (1,656,013)  (27,182,162)  (28,427,162)
NET ASSETS:
   Beginning of year                           57,835,108    71,426,931   17,986,858   19,642,871    76,482,821   104,909,983
                                             ------------  ------------  -----------  -----------  ------------  ------------
   End of year                               $ 28,652,122  $ 57,835,108  $12,001,889  $17,986,858  $ 49,300,659  $ 76,482,821
                                             ============  ============  ===========  ===========  ============  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEARS ENDED DECEMBER 31,

                                                                                   DWS                        DWS
                                                        DWS                   INTERNATIONAL                  JANUS
                                                   INTERNATIONAL              SELECT EQUITY            GROWTH AND INCOME
                                                        VIP                        VIP                        VIP
                                                      CLASS A                    CLASS A                    CLASS A
                                             -------------------------  -------------------------  -------------------------
                                                 2008          2007         2008          2007         2008         2007
                                             ------------  ----------   ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $     (7,944) $   428,695  $   (156,367) $   676,161  $    (83,538) $  (382,633)
      Net realized gain (loss)                  6,641,076    4,281,261    11,734,424   10,579,093     1,961,765    1,588,178
      Change in unrealized gain (loss)        (24,688,701)     277,385   (35,084,728)  (3,616,231)  (18,637,803)   1,184,643
                                             ------------  -----------  ------------  -----------  ------------  -----------
      Net increase (decrease) in net assets
         from operations                      (18,055,569)   4,987,341   (23,506,671)   7,639,023   (16,759,576)   2,390,188
                                             ------------  -----------  ------------  -----------  ------------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        25,853      138,759        62,147      100,424        11,499       32,669
      Withdrawals                              (2,749,581)  (4,226,416)   (4,725,178)  (7,542,571)   (2,775,341)  (5,051,474)
      Contract benefits                        (1,290,656)  (2,218,014)   (1,646,764)  (2,689,346)   (1,454,144)  (1,841,504)
      Contract charges                            (81,226)    (108,056)      (95,575)    (125,962)     (107,184)    (146,165)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                   (1,952,030)      (2,616)   (2,143,987)     850,929    (1,521,802)  (1,423,734)
      Other transfers from (to) the General
         Account                                   40,575      132,723       105,331      161,684        70,869       38,787
                                             ------------  -----------  ------------  -----------  ------------  -----------
      Net increase (decrease) in net assets
         from contract transactions            (6,007,065)  (6,283,620)   (8,444,026)  (9,244,842)   (5,776,103)  (8,391,421)
                                             ------------  -----------  ------------  -----------  ------------  -----------
      Net increase (decrease) in net assets   (24,062,634)  (1,296,279)  (31,950,697)  (1,605,819)  (22,535,679)  (6,001,233)
NET ASSETS:
   Beginning of year                           41,170,945   42,467,224    53,468,125   55,073,944    43,367,681   49,368,914
                                             ------------  -----------  ------------  -----------  ------------  -----------
   End of year                               $ 17,108,311  $41,170,945  $ 21,517,428  $53,468,125  $ 20,832,002  $43,367,681
                                             ============  ===========  ============  ===========  ============  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

For the Years Ended December 31,

                                                         DWS                        DWS                       DWS
                                                      LARGE CAP                   MID CAP                    MONEY
                                                        VALUE                     GROWTH                     MARKET
                                                         VIP                        VIP                       VIP
                                                       CLASS A                    CLASS A                   CLASS A
                                             --------------------------  ------------------------  --------------------------
                                                  2008         2007          2008         2007         2008         2007
                                             ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $    373,576  $    260,293  $  (145,932) $  (216,931) $    944,261  $  2,487,474
      Net realized gain (loss)                 13,591,231     6,858,201     (484,457)     465,983            --            --
      Change in unrealized gain (loss)        (35,146,475)      272,960   (5,919,526)     788,255            --            --
                                             ------------  ------------  -----------  -----------  ------------  ------------
      Net increase (decrease) in net assets
         from operations                      (21,181,668)    7,391,454   (6,549,915)   1,037,307       944,261     2,487,474
                                             ------------  ------------  -----------  -----------  ------------  ------------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        11,859       337,109        4,431        7,328       240,167       833,346
      Withdrawals                              (6,427,807)   (9,652,717)    (939,769)  (1,903,923)  (23,639,279)  (26,038,670)
      Contract benefits                        (2,536,893)   (3,621,125)    (404,221)    (608,584)   (2,936,119)   (6,243,727)
      Contract charges                            (99,323)     (119,294)     (28,243)     (40,877)     (213,337)     (190,602)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                   (3,932,592)   (1,048,422)     (98,284)      18,663    19,953,353    32,924,661
      Other transfers from (to) the General
         Account                                   81,091       329,640           42        9,057     7,184,521     4,677,336
                                             ------------  ------------  -----------  -----------  ------------  ------------
      Net increase (decrease) in net assets
         from contract transactions           (12,903,665)  (13,774,809)  (1,466,044)  (2,518,336)      589,306     5,962,344
                                             ------------  ------------  -----------  -----------  ------------  ------------
      Net increase (decrease) in net assets   (34,085,333)   (6,383,355)  (8,015,959)  (1,481,029)    1,533,567     8,449,818
NET ASSETS:
   Beginning of year                           66,265,055    72,648,410   14,072,962   15,553,991    76,295,329    67,845,511
                                             ------------  ------------  -----------  -----------  ------------  ------------
   End of year                               $ 32,179,722  $ 66,265,055  $ 6,057,003  $14,072,962  $ 77,828,896  $ 76,295,329
                                             ============  ============  ===========  ===========  ============  ============

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEARS ENDED DECEMBER 31,

                                                         DWS                        DWS
                                                      SMALL CAP                  STRATEGIC                    DWS
                                                       GROWTH                     INCOME                   TECHNOLOGY
                                                         VIP                        VIP                       VIP
                                                       CLASS A                    CLASS A                   CLASS A
                                             --------------------------  ------------------------  -------------------------
                                                  2008         2007          2008         2007         2008          2007
                                             ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $   (375,873) $   (604,018) $ 1,499,771  $ 1,359,324  $   (362,289) $  (523,298)
      Net realized gain (loss)                   (199,812)    2,532,619      (93,984)     201,600    (3,408,998)  (2,305,311)
      Change in unrealized gain (loss)        (16,778,947)      323,226   (4,212,522)    (381,686)  (11,605,426)   7,217,261
                                             ------------  ------------  -----------  -----------  ------------  -----------
      Net increase (decrease) in net assets
         from operations                      (17,354,632)    2,251,827   (2,806,735)   1,179,238   (15,376,713)   4,388,652
                                             ------------  ------------  -----------  -----------  ------------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        18,729       110,301       33,272      100,882        42,915       75,000
      Withdrawals                              (3,041,304)   (5,066,870)  (3,926,238)  (2,917,560)   (2,525,086)  (3,909,306)
      Contract benefits                        (1,113,402)   (2,053,892)    (840,404)    (911,336)   (1,078,900)  (1,638,915)
      Contract charges                            (69,970)     (105,479)     (94,037)     (92,881)      (79,671)    (107,268)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                      (45,505)   (3,175,533)  (1,253,059)   6,209,995    (2,168,676)    (623,266)
      Other transfers from (to) the General
         Account                                   43,229        54,409       13,121       14,670        48,884       52,637
                                             ------------  ------------  -----------  -----------  ------------  -----------
      Net increase (decrease) in net assets
         from contract transactions            (4,208,223)  (10,237,064)  (6,067,345)   2,403,770    (5,760,534)  (6,151,118)
                                             ------------  ------------  -----------  -----------  ------------  -----------
      Net increase (decrease) in net assets   (21,562,855)   (7,985,237)  (8,874,080)   3,583,008   (21,137,247)  (1,762,466)
NET ASSETS:
   Beginning of year                           37,510,948    45,496,185   33,122,509   29,539,501    36,472,307   38,234,773
                                             ------------  ------------  -----------  -----------  ------------  -----------
   End of year                               $ 15,948,093  $ 37,510,948  $24,248,429  $33,122,509  $ 15,335,060  $36,472,307
                                             ============  ============  ===========  ===========  ============  ===========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

FOR THE YEARS ENDED DECEMBER 31,

                                                                            JANUS ASPEN           JANUS ASPEN
                                                        DWS                  GROWTH AND            LARGE CAP
                                                   TURNER MID CAP              INCOME               GROWTH
                                                       GROWTH                PORTFOLIO             PORTFOLIO
                                                        VIP                INSTITUTIONAL         INSTITUTIONAL
                                                      CLASS A                  SHARES               SHARES
                                             -------------------------  -------------------  --------------------
                                                 2008          2007        2008      2007       2008       2007
                                             ------------  -----------  ---------  --------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)           $   (219,736) $  (287,778) $  (1,541) $  3,510  $  (1,466) $  (1,764)
      Net realized gain (loss)                  3,001,648    3,490,271    (20,180)    6,744    (11,076)   (13,018)
      Change in unrealized gain (loss)        (12,689,632)   1,170,300   (184,875)   26,166    (88,057)    45,825
                                             ------------  -----------  ---------  --------  ---------  ---------
      Net increase (decrease) in net assets
         from operations                       (9,907,720)   4,372,793   (206,596)   36,420   (100,599)    31,043
                                             ------------  -----------  ---------  --------  ---------  ---------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                        15,286       32,298         --        --         --         --
      Withdrawals                              (1,650,059)  (2,197,051)   (35,549)  (92,198)   (12,118)   (31,280)
      Contract benefits                          (418,365)    (341,046)   (40,679)  (16,774)    (2,738)    (9,695)
      Contract charges                            (53,427)     (69,116)      (864)   (1,138)      (565)      (653)
      Transfers between sub-accounts
         (including Separate Account GPA),
         net                                     (192,851)  (2,107,148)   (14,164)  156,469      2,623     24,310
      Other transfers from (to) the General
         Account                                   (4,006)      19,164      2,552       283      1,531         --
                                             ------------  -----------  ---------  --------  ---------  ---------
      Net increase (decrease) in net assets
         from contract transactions            (2,303,422)  (4,662,899)   (88,704)   46,642    (11,267)   (17,318)
                                             ------------  -----------  ---------  --------  ---------  ---------
      Net increase (decrease) in net assets   (12,211,142)    (290,106)  (295,300)   83,062   (111,866)    13,725
NET ASSETS:
   Beginning of year                           21,197,327   21,487,433    558,227   475,165    258,818    245,093
                                             ------------  -----------  ---------  --------  ---------  ---------
   End of year                               $  8,986,185  $21,197,327  $ 262,927  $558,227  $ 146,952  $ 258,818
                                             ============  ===========  =========  ========  =========  =========

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT KG

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

          Separate Account KG (the "Separate Account"), which funds the Scudder Gateway Advisor, Scudder Gateway Elite and Scudder Gateway Plus and Scudder Gateway Incentive variable annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on November 1, 1990 for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Prior to September 1, 2006, Commonwealth Annuity was Allmerica Financial Life Insurance and Annuity Company.

          Prior to December 30, 2005 ("the Closing Date") Commonwealth Annuity was a wholly owned subsidiary of The Hanover Insurance Group, Inc. ("THG"). Prior to December 1, 2005 THG was named Allmerica Financial Corporation. On the Closing Date THG sold Commonwealth Annuity and its closed block of variable annuity and variable life business to The Goldman Sachs Group, Inc. ("Goldman Sachs"). As of December 31, 2008, Epoch Securities, Inc. ("Epoch") is the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of Goldman Sachs.

          Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

          The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Thirty-three Sub-Accounts are currently offered by the Separate Account, of, all of which had activity during the year. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

     AIM Variable Insurance Funds
     The Alger American Fund
     Credit Suisse Trust
     Dreyfus Investment Portfolio
     Dreyfus Socially Responsible Growth Fund, Inc.
     DWS Investments VIT Funds
     DWS Variable Series I
     DWS Variable Series II
     Janus Aspen Series

          The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

          The following Underlying Fund was renamed as indicated:

   DATE                            OLD NAME                                              NEW NAME
-----------   -------------------------------------------------   -----------------------------------------------------
May 1, 2008   Alger American Leveraged AllCap Portfolio Class O   Alger American Capital Appreciation Portfolio Class O

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

          The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

SEPARATE ACCOUNT KG

          INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

          FINANCIAL INSTRUMENTS - Commonwealth Annuity adopted Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," ("SFAS No. 157") as of the beginning of 2007. SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under SFAS No. 157, fair value measurements are not adjusted for transaction costs. SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The effect of adopting SFAS No. 157 was not material to Commonwealth Annuity's financial position or results of operations. The three levels of the fair value hierarchy under SFAS No. 157 are described below:

                         Basis of Fair Value Measurement

     Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

     Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

     Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

          A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

          STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account. The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate. The Guaranteed Period Account is included in Separate Account GPA, a non-registered separate account offered by Commonwealth Annuity, which offers fixed rates of interest for specified periods. Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and Guaranteed Period Accounts) reduced by applicable deductions, charges, and state premium taxes. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers between Sub-Accounts (including Separate Account GPA), net, are amounts that Contract Owners have directed to be moved among variable Sub-Accounts and the Guaranteed Period Account. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

          FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

SEPARATE ACCOUNT KG

          Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

          Commonwealth Annuity makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

          A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with Commonwealth Annuity, or has certain family members with such an affiliation. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

          Subject to state availability, Commonwealth Annuity offers a number of optional riders. A separate monthly charge is made for each rider.

          The annual rates of Mortality and Expense Risk Fees, Administrative Fees, Optional Rider Fees, and the maximum dollar amount of the Contract Fee for the year ended, are displayed in the table below.

                                                                                            SCUDDER GATEWAY
                                            SCUDDER      SCUDDER      SCUDDER     SCUDDER    INCENTIVE WITH
                                            GATEWAY      GATEWAY      GATEWAY     GATEWAY    ENHANCED DEATH
                                            ADVISOR       ELITE        PLUS      INCENTIVE   BENEFIT RIDER
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)     1.25%        1.25%        1.25%       1.30%          1.30%
Administrative Expense (Annual Rate)         0.15%        0.15%        0.15%       0.15%          0.15%
Optional Rider                                N/A          N/A          N/A         N/A           0.25%

Contract Deductions:
Optional Rider Fees (Annual Rate)         0.15%-0.30%  0.15%-0.25%  0.15%-0.50%    0.30%          0.30%
Annual Contract Fee (Maximum)                 $35          $35          $35         $35            $35

          A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8.5% of the amount surrendered or redeemed.

          Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

          The disclosures above include charges currently assessed to the Contract Owner. There are certain other charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

SEPARATE ACCOUNT KG

NOTE 4 - CONTRACT OWNER AND SPONSOR TRANSACTIONS

     Transactions from Contract Owners and Sponsor were as follows:

                                                                  SCUDDER GATEWAY ADVISOR, SCUDDER GATEWAY ELITE AND
                                                                                SCUDDER GATEWAY PLUS
                                                                               YEAR ENDED DECEMBER 31,
                                                                           2008                         2007
                                                               --------------------------   --------------------------
                                                                  UNITS         AMOUNT         UNITS         AMOUNT
                                                               -----------   ------------   -----------   ------------
AIM VI Utilities Fund Series I Shares
   Issuance of Units                                             4,037,535   $  4,497,069     6,233,064   $  7,321,450
   Redemption of Units                                          (5,693,633)    (6,183,189)   (7,679,170)    (9,090,320)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (1,656,098)  $ (1,686,120)   (1,446,106)  $ (1,768,870)
                                                               ===========   ============   ===========   ============
Alger American Balanced Portfolio Class O
   Issuance of Units                                             4,363,543   $  4,822,720     2,902,512   $  3,514,965
   Redemption of Units                                         (14,103,449)   (15,233,396)  (11,939,383)   (14,358,394)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (9,739,906)  $(10,410,676)   (9,036,871)  $(10,843,429)
                                                               ===========   ============   ===========   ============
Alger American Capital Appreciation Portfolio Class O (a)
   Issuance of Units                                             3,854,779   $  3,780,845    13,255,513   $ 13,596,785
   Redemption of Units                                         (10,242,071)    (9,422,697)  (10,416,742)   (10,833,014)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (6,387,292)  $ (5,641,852)    2,838,771   $  2,763,771
                                                               ===========   ============   ===========   ============
Credit Suisse Trust Emerging Markets Portfolio
   Issuance of Units                                             1,886,623   $  3,057,856     5,566,358   $ 10,757,233
   Redemption of Units                                          (4,911,630)    (7,849,575)   (6,619,323)   (12,382,686)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (3,025,007)  $ (4,791,719)   (1,052,965)  $ (1,625,453)
                                                               ===========   ============   ===========   ============
Credit Suisse Trust Global Small Cap Portfolio
   Issuance of Units                                             1,113,590   $    649,034     1,762,106   $  1,372,275
   Redemption of Units                                          (1,335,012)      (726,384)   (4,968,231)    (3,839,936)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                     (221,422)  $    (77,350)   (3,206,125)  $ (2,467,661)
                                                               ===========   ============   ===========   ============
Dreyfus IP MidCap Stock Portfolio Initial Shares
   Issuance of Units                                             2,702,707   $  3,460,749     2,220,065   $  3,715,636
   Redemption of Units                                          (8,519,438)   (11,477,786)  (11,863,527)   (19,933,448)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (5,816,731)  $ (8,017,037)   (9,643,462)  $(16,217,812)
                                                               ===========   ============   ===========   ============
Dreyfus Socially Responsible Growth Fund, Inc Initial Shares
   Issuance of Units                                               417,941   $    316,240       405,168   $    330,034
   Redemption of Units                                          (1,886,780)    (1,317,132)   (1,861,164)    (1,532,993)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (1,468,839)  $ (1,000,892)   (1,455,996)  $ (1,202,959)
                                                               ===========   ============   ===========   ============
DWS Balanced VIP Class A
   Issuance of Units                                             6,286,271   $  8,914,985     6,716,615   $ 10,538,423
   Redemption of Units                                         (23,010,223)   (31,738,927)  (21,583,708)   (33,767,997)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                  (16,723,952)  $(22,823,942)  (14,867,093)  $(23,229,574)
                                                               ===========   ============   ===========   ============
DWS Blue Chip VIP Class A
   Issuance of Units                                             4,550,631   $  5,913,533     5,597,568   $  9,136,463
   Redemption of Units                                         (14,008,585)   (18,441,746)  (15,815,891)   (25,768,371)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (9,457,954)  $(12,528,213)  (10,218,323)  $(16,631,908)
                                                               ===========   ============   ===========   ============
DWS Capital Growth VIP Class A
   Issuance of Units                                             6,123,454   $  6,431,379     5,081,208   $  5,697,101
   Redemption of Units                                         (25,194,050)   (25,745,189)  (25,719,190)   (28,940,775)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                  (19,070,596)  $(19,313,810)  (20,637,982)  $(23,243,674)
                                                               ===========   ============   ===========   ============

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT KG

                                                                  SCUDDER GATEWAY ADVISOR, SCUDDER GATEWAY ELITE AND
                                                                           SCUDDER GATEWAY PLUS (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,
                                                                           2008                         2007
                                                               --------------------------   --------------------------
                                                                  UNITS         AMOUNT         UNITS         AMOUNT
                                                               -----------   ------------   -----------   ------------
DWS Core Fixed Income VIP Class A
   Issuance of Units                                            10,242,650   $ 14,350,936     6,705,239   $  9,989,846
   Redemption of Units                                         (14,777,729)   (20,862,254)  (10,919,840)   (16,319,592)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (4,535,079)  $ (6,511,318)   (4,214,601)  $ (6,329,746)
                                                               ===========   ============   ===========   ============
DWS Davis Venture Value VIP Class A
   Issuance of Units                                             3,443,447   $  3,890,272     5,878,709   $  8,190,224
   Redemption of Units                                         (10,060,742)   (11,241,688)  (10,342,735)   (14,453,987)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (6,617,295)  $ (7,351,416)   (4,464,026)  $ (6,263,763)
                                                               ===========   ============   ===========   ============
DWS Dreman High Return Equity VIP Class A
   Issuance of Units                                             6,984,834   $  8,902,377    10,598,358   $ 18,199,476
   Redemption of Units                                         (27,359,179)   (35,310,133)  (37,360,156)   (63,669,778)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                  (20,374,345)  $(26,407,756)  (26,761,798)  $(45,470,302)
                                                               ===========   ============   ===========   ============
DWS Dreman Small Mid Cap Value VIP Class A
   Issuance of Units                                             2,503,486   $  5,577,225     6,178,475   $ 17,314,950
   Redemption of Units                                          (9,925,018)   (22,196,438)  (12,586,293)   (34,907,249)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (7,421,532)  $(16,619,213)   (6,407,818)  $(17,592,299)
                                                               ===========   ============   ===========   ============
DWS Equity 500 Index VIP Class A
   Issuance of Units                                             7,014,022   $  6,026,085     6,748,441   $  7,278,281
   Redemption of Units                                         (17,860,077)   (15,890,604)  (21,823,228)   (23,444,986)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                  (10,846,055)  $ (9,864,519)  (15,074,787)  $(16,166,705)
                                                               ===========   ============   ===========   ============
DWS Global Opportunities VIP Class A
   Issuance of Units                                             1,449,928   $  2,592,023     2,902,769   $  6,664,377
   Redemption of Units                                          (5,245,221)    (9,335,808)   (8,246,661)   (18,988,872)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (3,795,293)  $ (6,743,785)   (5,343,892)  $(12,324,495)
                                                               ===========   ============   ===========   ============
DWS Global Thematic VIP Class A
   Issuance of Units                                             2,312,334   $  3,670,942     4,657,068   $  9,059,317
   Redemption of Units                                          (5,967,214)    (8,996,142)   (8,707,429)   (17,025,261)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (3,654,880)  $ (5,325,200)   (4,050,361)  $ (7,965,944)
                                                               ===========   ============   ===========   ============
DWS Government & Agency Securities VIP Class A
   Issuance of Units                                            16,169,975   $ 25,364,636    11,808,079   $ 17,733,374
   Redemption of Units                                         (19,613,702)   (30,751,790)  (17,216,871)   (25,862,794)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (3,443,727)  $ (5,387,154)   (5,408,792)  $ (8,129,420)
                                                               ===========   ============   ===========   ============
DWS Growth & Income VIP Class A
   Issuance of Units                                             6,161,743   $  4,920,454     5,674,861   $  5,770,695
   Redemption of Units                                         (16,834,661)   (14,082,654)  (19,195,356)   (19,446,218)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                  (10,672,918)  $ (9,162,200)  (13,520,495)  $(13,675,523)
                                                               ===========   ============   ===========   ============
DWS Health Care VIP Class A
   Issuance of Units                                             2,171,754   $  2,719,253     1,477,015   $  2,025,864
   Redemption of Units                                          (3,606,380)    (4,563,446)   (4,148,884)    (5,673,598)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (1,434,626)  $ (1,844,193)   (2,671,869)  $ (3,647,734)
                                                               ===========   ============   ===========   ============

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT KG

                                                                  SCUDDER GATEWAY ADVISOR, SCUDDER GATEWAY ELITE AND
                                                                           SCUDDER GATEWAY PLUS (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,
                                                                           2008                         2007
                                                               --------------------------   --------------------------
                                                                  UNITS         AMOUNT         UNITS         AMOUNT
                                                               -----------   ------------   -----------   ------------
DWS High Income VIP Class A
   Issuance of Units                                            11,795,344   $ 15,695,331    11,289,318   $ 17,626,731
   Redemption of Units                                         (18,757,731)   (26,944,032)  (29,439,216)   (46,057,022)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (6,962,387)  $(11,248,701)  (18,149,898)  $(28,430,291)
                                                               ===========   ============   ===========   ============
DWS International VIP Class A
   Issuance of Units                                             2,811,842   $  3,365,665     4,335,616   $  6,296,018
   Redemption of Units                                          (8,012,374)    (9,417,569)   (8,889,476)   (12,513,924)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (5,200,532)  $ (6,051,904)   (4,553,860)  $ (6,217,906)
                                                               ===========   ============   ===========   ============
DWS International Select Equity VIP Class A
   Issuance of Units                                             3,365,424   $  5,455,920     5,199,384   $ 10,177,280
   Redemption of Units                                          (8,578,264)   (13,828,547)   (9,971,328)   (19,312,775)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (5,212,840)  $ (8,372,627)   (4,771,944)  $ (9,135,495)
                                                               ===========   ============   ===========   ============
DWS Janus Growth and Income VIP Class A
   Issuance of Units                                             2,634,089   $  2,492,156     2,255,037   $  2,592,115
   Redemption of Units                                          (9,190,783)    (8,521,095)   (9,528,830)   (10,975,350)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (6,556,694)  $ (6,028,939)   (7,273,793)  $ (8,383,235)
                                                               ===========   ============   ===========   ============
DWS Large Cap Value VIP Class A
   Issuance of Units                                             4,106,322   $  8,925,861     3,739,974   $  8,689,027
   Redemption of Units                                         (10,241,506)   (21,758,351)   (9,814,521)   (22,394,167)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (6,135,184)  $(12,832,490)   (6,074,547)  $(13,705,140)
                                                               ===========   ============   ===========   ============
DWS Mid Cap Growth VIP Class A
   Issuance of Units                                             2,340,236   $  2,105,122     2,385,851   $  2,970,775
   Redemption of Units                                          (3,828,432)    (3,623,340)   (4,472,061)    (5,513,146)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (1,488,196)  $ (1,518,218)   (2,086,210)  $ (2,542,371)
                                                               ===========   ============   ===========   ============
DWS Money Market VIP Class A
   Issuance of Units                                            58,399,227   $ 75,061,510    74,242,133   $ 93,294,570
   Redemption of Units                                         (57,617,054)   (74,081,750)  (69,480,024)   (87,379,383)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                      782,173   $    979,760     4,762,109   $  5,915,187
                                                               ===========   ============   ===========   ============
DWS Small Cap Growth VIP Class A
   Issuance of Units                                             3,528,657   $  3,446,105     2,233,655   $  3,034,256
   Redemption of Units                                          (7,578,200)    (7,660,963)   (9,608,543)   (13,127,583)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (4,049,543)  $ (4,214,858)   (7,374,888)  $(10,093,327)
                                                               ===========   ============   ===========   ============
DWS Strategic Income VIP Class A
   Issuance of Units                                             5,758,347   $  8,607,729     6,160,139   $  9,259,532
   Redemption of Units                                          (9,681,441)   (14,258,108)   (4,855,859)    (7,268,626)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (3,923,094)  $ (5,650,379)    1,304,280   $  1,990,906
                                                               ===========   ============   ===========   ============
DWS Technology VIP Class A
   Issuance of Units                                             2,495,137   $  1,958,421     4,880,874   $  4,595,401
   Redemption of Units                                         (10,216,350)    (7,602,373)  (11,709,376)   (10,685,311)
                                                               -----------   ------------   -----------   ------------
      Net increase (decrease)                                   (7,721,213)  $ (5,643,952)   (6,828,502)  $ (6,089,910)
                                                               ===========   ============   ===========   ============

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT KG

                                                                SCUDDER GATEWAY ADVISOR, SCUDDER GATEWAY ELITE AND
                                                                         SCUDDER GATEWAY PLUS (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                          2008                      2007
                                                               ------------------------   ------------------------
                                                                  UNITS        AMOUNT        UNITS        AMOUNT
                                                               ----------   -----------   ----------   -----------
DWS Turner Mid Cap Growth VIP Class A
   Issuance of Units                                            3,007,204   $ 3,283,866    3,739,587   $ 4,799,852
   Redemption of Units                                         (5,271,402)   (5,501,016)  (7,749,974)   (9,412,849)
                                                               ----------   -----------   ----------   -----------
      Net increase (decrease)                                  (2,264,198)  $(2,217,150)  (4,010,387)  $(4,612,997)
                                                               ==========   ===========   ==========   ===========
Janus Aspen Growth and Income Portfolio Institutional Shares
   Issuance of Units                                               46,972   $    57,208      173,345   $   241,842
   Redemption of Units                                           (121,436)     (145,912)    (138,792)     (195,200)
                                                               ----------   -----------   ----------   -----------
      Net increase (decrease)                                     (74,464)  $   (88,704)      34,553   $    46,642
                                                               ==========   ===========   ==========   ===========
Janus Aspen Large Cap Growth Portfolio Institutional Shares
   Issuance of Units                                               35,405   $    29,775       47,246   $    45,784
   Redemption of Units                                            (47,180)      (41,042)     (66,899)      (63,102)
                                                               ----------   -----------   ----------   -----------
      Net increase (decrease)                                     (11,775)  $   (11,267)     (19,653)  $   (17,318)
                                                               ==========   ===========   ==========   ===========

                                                                      SCUDDER GATEWAY INCENTIVE
                                                                       YEAR ENDED DECEMBER 31,
                                                                      2008                  2007
                                                               ------------------   -------------------
                                                                UNITS     AMOUNT     UNITS      AMOUNT
                                                               -------   --------   -------   ---------
AIM V.I. Utilities Fund Series I Shares
   Issuance of Units                                               174   $    208       879   $   1,019
   Redemption of Units                                          (2,661)    (2,757)  (17,243)    (19,140)
                                                               -------   --------   -------   ---------
      Net increase (decrease)                                   (2,487)  $ (2,549)  (16,364)  $ (18,121)
                                                               =======   ========   =======   =========
Alger American Balanced Portfolio Class O
   Issuance of Units                                             2,711   $  2,998     1,711   $   2,034
   Redemption of Units                                         (21,749)   (22,393)  (28,370)    (33,811)
                                                               -------   --------   -------   ---------
      Net increase (decrease)                                  (19,038)  $(19,395)  (26,659)  $ (31,777)
                                                               =======   ========   =======   =========
Alger American Capital Appreciation Portfolio Class O (a)
   Issuance of Units                                            11,720   $ 10,072    28,491   $  42,545
   Redemption of Units                                         (32,508)   (38,561)  (10,214)    (13,693)
                                                               -------   --------   -------   ---------
      Net increase (decrease)                                  (20,788)  $(28,489)   18,277   $  28,852
                                                               =======   ========   =======   =========
Credit Suisse Trust Emerging Markets Portfolio
   Issuance of Units                                             3,388   $  5,671        77   $     159
   Redemption of Units                                            (377)      (659)   (4,370)    (10,548)
                                                               -------   --------   -------   ---------
      Net increase (decrease)                                    3,011   $  5,012    (4,293)  $ (10,389)
                                                               =======   ========   =======   =========
Credit Suisse Trust Global Small Cap Portfolio
   Issuance of Units                                               938   $    890        13   $      15
   Redemption of Units                                            (846)      (677)       (1)         (1)
                                                               -------   --------   -------   ---------
      Net increase (decrease)                                       92   $    213        12   $      14
                                                               =======   ========   =======   =========
Dreyfus IP MidCap Stock Portfolio Initial Shares
   Issuance of Units                                            79,801   $ 85,819     4,608   $   7,012
   Redemption of Units                                         (20,327)   (21,944)  (77,154)   (119,731)
                                                               -------   --------   -------   ---------
      Net increase (decrease)                                   59,474   $ 63,875   (72,546)  $(112,719)
                                                               =======   ========   =======   =========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT KG

                                                                  SCUDDER GATEWAY INCENTIVE (CONTINUED)
                                                                        YEAR ENDED DECEMBER 31,
                                                                       2008                   2007
                                                               --------------------   --------------------
                                                                 UNITS      AMOUNT      UNITS      AMOUNT
                                                               --------   ---------   --------   ---------
Dreyfus Socially Responsible Growth Fund, Inc. Initial Shares
   Issuance of Units                                              1,086   $     711      1,090   $     956
   Redemption of Units                                             (756)       (584)    (2,203)     (1,981)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                       330   $     127     (1,113)  $  (1,025)
                                                               ========   =========   ========   =========
DWS Balanced VIP Class A
   Issuance of Units                                              5,944   $   6,434     56,270   $  63,744
   Redemption of Units                                          (54,533)    (49,687)   (19,046)    (21,393)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   (48,589)  $ (43,253)    37,224   $  42,351
                                                               ========   =========   ========   =========
DWS Blue Chip VIP Class A
   Issuance of Units                                             63,884   $  57,799      2,245   $   2,816
   Redemption of Units                                          (15,230)    (15,775)   (55,536)    (71,417)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                    48,654   $  42,024    (53,291)  $ (68,601)
                                                               ========   =========   ========   =========
DWS Capital Growth VIP Class A
   Issuance of Units                                             18,036   $  16,916     34,642   $  32,616
   Redemption of Units                                          (70,201)    (58,504)  (122,605)   (119,659)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   (52,165)  $ (41,588)   (87,963)  $ (87,043)
                                                               ========   =========   ========   =========
DWS Core Fixed Income VIP Class A
   Issuance of Units                                             12,052   $  14,392     15,303   $  18,567
   Redemption of Units                                          (47,837)    (52,165)   (56,399)    (68,713)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   (35,785)  $ (37,773)   (41,096)  $ (50,146)
                                                               ========   =========   ========   =========
DWS Davis Venture Value VIP Class A
   Issuance of Units                                             52,737   $  55,114     19,263   $  27,158
   Redemption of Units                                          (37,598)    (37,226)  (103,088)   (144,721)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                    15,139   $  17,888    (83,825)  $(117,563)
                                                               ========   =========   ========   =========
DWS Dreman High Return Equity VIP Class A
   Issuance of Units                                            122,118   $ 134,437     27,898   $  40,105
   Redemption of Units                                         (166,563)   (199,831)  (237,606)   (344,184)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   (44,445)  $ (65,394)  (209,708)  $(304,079)
                                                               ========   =========   ========   =========
DWS Dreman Small Mid Cap Value VIP Class A
   Issuance of Units                                             30,469   $  63,437      8,773   $  21,484
   Redemption of Units                                         (107,421)   (220,704)   (42,401)   (102,054)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   (76,952)  $(157,267)   (33,628)  $ (80,570)
                                                               ========   =========   ========   =========
DWS Equity 500 Index VIP Class A
   Issuance of Units                                            727,757   $ 795,360     11,692   $  13,623
   Redemption of Units                                          (48,610)    (41,234)   (90,835)   (109,207)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   679,147   $ 754,126    (79,143)  $ (95,584)
                                                               ========   =========   ========   =========
DWS Global Opportunities VIP Class A
   Issuance of Units                                              3,780   $   5,633     15,709   $  27,912
   Redemption of Units                                          (19,808)    (25,470)   (15,585)    (26,694)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   (16,028)  $ (19,837)       124   $   1,218
                                                               ========   =========   ========   =========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT KG

                                                                 SCUDDER GATEWAY INCENTIVE (CONTINUED)
                                                                        YEAR ENDED DECEMBER 31,
                                                                       2008                 2007
                                                               --------------------   ------------------
                                                                 UNITS      AMOUNT     UNITS     AMOUNT
                                                               --------   ---------   -------   --------
DWS Global Thematic VIP Class A
   Issuance of Units                                             53,831   $  62,456    46,182   $ 81,802
   Redemption of Units                                          (13,748)    (19,073)  (33,668)   (60,161)
                                                               --------   ---------   -------   --------
      Net increase (decrease)                                    40,083   $  43,383    12,514   $ 21,641
                                                               ========   =========   =======   ========
DWS Government & Agency Securities VIP Class A
   Issuance of Units                                             59,918   $  75,999    60,830   $ 73,458
   Redemption of Units                                         (683,168)   (864,566)  (44,247)   (53,316)
                                                               --------   ---------   -------   --------
      Net increase (decrease)                                  (623,250)  $(788,567)   16,583   $ 20,142
                                                               ========   =========   =======   ========
DWS Growth & Income VIP Class A
   Issuance of Units                                             11,870   $  10,652     2,002   $  2,269
   Redemption of Units                                          (10,208)     (7,219)   (9,884)   (11,300)
                                                               --------   ---------   -------   --------
      Net increase (decrease)                                     1,662   $   3,433    (7,882)  $ (9,031)
                                                               ========   =========   =======   ========
DWS Health Care VIP Class A
   Issuance of Units                                             61,201   $  77,832     3,041   $  4,111
   Redemption of Units                                          (56,205)    (71,914)  (64,461)   (89,917)
                                                               --------   ---------   -------   --------
      Net increase (decrease)                                     4,996   $   5,918   (61,420)  $(85,806)
                                                               ========   =========   =======   ========
DWS High Income VIP Class A
   Issuance of Units                                              9,130   $  12,280     3,787   $  5,478
   Redemption of Units                                          (47,675)    (58,758)  (22,019)   (31,545)
                                                               --------   ---------   -------   --------
      Net increase (decrease)                                   (38,545)  $ (46,478)  (18,232)  $(26,067)
                                                               ========   =========   =======   ========
DWS International VIP Class A
   Issuance of Units                                              9,351   $   9,179    18,961   $ 26,408
   Redemption of Units                                          (10,642)    (13,058)  (33,494)   (44,067)
                                                               --------   ---------   -------   --------
      Net increase (decrease)                                    (1,291)  $  (3,879)  (14,533)  $(17,659)
                                                               ========   =========   =======   ========
DWS International Select Equity VIP Class A
   Issuance of Units                                             12,629   $  16,107       602   $    946
   Redemption of Units                                          (26,039)    (25,618)  (30,094)   (48,543)
                                                               --------   ---------   -------   --------
      Net increase (decrease)                                   (13,410)  $  (9,511)  (29,492)  $(47,597)
                                                               ========   =========   =======   ========
DWS Janus Growth and Income VIP Class A
   Issuance of Units                                             28,801   $  21,602     1,893   $  2,232
   Redemption of Units                                           (6,958)     (6,583)  (40,516)   (49,121)
                                                               --------   ---------   -------   --------
      Net increase (decrease)                                    21,843   $  15,019   (38,623)  $(46,889)
                                                               ========   =========   =======   ========
DWS Large Cap Value VIP Class A
   Issuance of Units                                             20,023   $  28,216     2,509   $  3,538
   Redemption of Units                                          (51,211)    (67,949)   (7,993)   (11,774)
                                                               --------   ---------   -------   --------
      Net increase (decrease)                                   (31,188)  $ (39,733)   (5,484)  $ (8,236)
                                                               ========   =========   =======   ========
DWS Mid Cap Growth VIP Class A
   Issuance of Units                                              3,059   $   1,724     1,864   $  1,815
   Redemption of Units                                           (2,183)     (1,505)   (6,708)    (6,255)
                                                               --------   ---------   -------   --------
      Net increase (decrease)                                       876   $     219    (4,844)  $ (4,440)
                                                               ========   =========   =======   ========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT KG

                                                                 SCUDDER GATEWAY INCENTIVE (CONTINUED)
                                                                        YEAR ENDED DECEMBER 31,
                                                                        2008                 2007
                                                               --------------------   ------------------
                                                                 UNITS      AMOUNT     UNITS     AMOUNT
                                                               --------   ---------   -------   --------
DWS Money Market VIP Class A
   Issuance of Units                                            204,290   $ 222,407     3,342   $  3,550
   Redemption of Units                                         (164,862)   (180,556)   (7,127)    (7,602)
                                                               --------   ---------   -------   --------
      Net increase (decrease)                                    39,428   $  41,851    (3,785)  $ (4,052)
                                                               ========   =========   =======   ========
DWS Small Cap Growth VIP Class A
   Issuance of Units                                             54,273   $  37,101    10,829   $  8,977
   Redemption of Units                                          (54,412)    (38,258)   (7,290)    (6,446)
                                                               --------   ---------   -------   --------
      Net increase (decrease)                                      (139)  $  (1,157)    3,539   $  2,531
                                                               ========   =========   =======   ========
DWS Strategic Income VIP Class A
   Issuance of Units                                             24,109   $  34,751   370,438   $525,136
   Redemption of Units                                         (275,141)   (368,884)  (33,665)   (47,331)
                                                               --------   ---------   -------   --------
      Net increase (decrease)                                  (251,032)  $(334,133)  336,773   $477,805
                                                               ========   =========   =======   ========
DWS Technology VIP Class A
   Issuance of Units                                             15,344   $   7,985     2,805   $  2,103
   Redemption of Units                                          (32,713)    (17,537)  (98,323)   (77,714)
                                                               --------   ---------   -------   --------
      Net increase (decrease)                                   (17,369)  $  (9,552)  (95,518)  $(75,611)
                                                               ========   =========   =======   ========
DWS Turner Mid Cap Growth VIP Class A
   Issuance of Units                                              5,913   $   6,227     4,187   $  5,322
   Redemption of Units                                          (27,852)    (27,720)   (8,199)   (10,006)
                                                               --------   ---------   -------   --------
      Net increase (decrease)                                   (21,939)  $ (21,493)   (4,012)  $ (4,684)
                                                               ========   =========   =======   ========

                                                                      SCUDDER GATEWAY INCENTIVE WITH
                                                                             OPTIONAL RIDER
                                                                         YEAR ENDED DECEMBER 31,
                                                                        2008                  2007
                                                               --------------------   --------------------
                                                                 UNITS      AMOUNT      UNITS      AMOUNT
                                                               --------   ---------   --------   ---------
AIM V.I. Utilities Fund Series I Shares
   Issuance of Units                                             65,413   $  65,780     55,257   $  65,840
   Redemption of Units                                          (74,338)    (79,772)   (35,692)    (41,915)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                    (8,925)  $ (13,992)    19,565   $  23,925
                                                               ========   =========   ========   =========
Alger American Balanced Portfolio Class O
   Issuance of Units                                             67,518   $  56,956     19,004   $  21,983
   Redemption of Units                                          (96,061)   (100,999)  (140,694)   (168,008)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   (28,543)  $ (44,043)  (121,690)  $(146,025)
                                                               ========   =========   ========   =========
Alger American Capital Appreciation Portfolio Class O (a)
   Issuance of Units                                             71,071   $  85,374    267,445   $ 382,224
   Redemption of Units                                         (337,014)   (423,144)   (95,704)   (123,438)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                  (265,943)  $(337,770)   171,741   $ 258,786
                                                               ========   =========   ========   =========
Credit Suisse Trust Emerging Markets Portfolio
   Issuance of Units                                             35,112   $  75,121     28,385   $  66,078
   Redemption of Units                                          (47,189)    (91,972)   (19,596)    (45,154)

                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   (12,077)  $ (16,851)     8,789   $  20,924
                                                               ========   =========   ========   =========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT KG

                                                                 SCUDDER GATEWAY INCENTIVE WITH OPTIONAL
                                                                            RIDER (CONTINUED)
                                                                          YEAR ENDED DECEMBER 31,
                                                                       2008                  2007
                                                               --------------------   --------------------
                                                                 UNITS      AMOUNT      UNITS      AMOUNT
                                                               --------   ---------   --------   ---------
Credit Suisse Trust Global Small Cap Portfolio
   Issuance of Units                                              2,781   $   2,521      1,734   $   2,011
   Redemption of Units                                           (3,030)     (2,628)   (10,680)    (11,189)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                      (249)  $    (107)    (8,946)  $  (9,178)
                                                               ========   =========   ========   =========
Dreyfus IP MidCap Stock Portfolio Initial Shares
   Issuance of Units                                             34,596   $  43,400     19,919   $  29,284
   Redemption of Units                                          (53,338)    (63,727)  (145,376)   (211,033)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   (18,742)  $ (20,327)  (125,457)  $(181,749)
                                                               ========   =========   ========   =========
Dreyfus Socially Responsible Growth Fund, Inc. Initial Shares
   Issuance of Units                                                316   $     246        462   $     384
   Redemption of Units                                             (738)       (595)   (13,591)    (11,945)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                      (422)  $    (349)   (13,129)  $ (11,561)
                                                               ========   =========   ========   =========
DWS Balanced VIP Class A
   Issuance of Units                                             72,022   $  71,438     22,309   $  24,918
   Redemption of Units                                         (170,873)   (167,137)   (43,085)    (47,517)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   (98,851)  $ (95,699)   (20,776)  $ (22,599)
                                                               ========   =========   ========   =========
DWS Blue Chip VIP Class A
   Issuance of Units                                             82,253   $  88,640     82,677   $ 102,824
   Redemption of Units                                         (169,387)   (171,021)   (82,933)   (104,371)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   (87,134)  $ (82,381)      (256)  $  (1,547)
                                                               ========   =========   ========   =========
DWS Capital Growth VIP Class A
   Issuance of Units                                            125,034   $ 100,334     44,734   $  41,705
   Redemption of Units                                         (166,429)   (139,399)  (140,886)   (136,897)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   (41,395)  $ (39,065)   (96,152)  $ (95,192)
                                                               ========   =========   ========   =========
DWS Core Fixed Income VIP Class A
   Issuance of Units                                             84,657   $  98,366     80,689   $  97,005
   Redemption of Units                                         (140,856)   (160,262)  (151,165)   (180,591)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   (56,199)  $ (61,896)   (70,476)  $ (83,586)
                                                               ========   =========   ========   =========
DWS Davis Venture Value VIP Class A
   Issuance of Units                                            164,530   $ 165,006     89,340   $ 123,195
   Redemption of Units                                         (173,417)   (204,458)  (178,426)   (245,401)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                    (8,887)  $ (39,452)   (89,086)  $(122,206)
                                                               ========   =========   ========   =========
DWS Dreman High Return Equity VIP Class A
   Issuance of Units                                            160,982   $ 176,556     83,998   $ 122,825
   Redemption of Units                                         (229,086)   (225,288)  (273,650)   (402,638)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   (68,104)  $ (48,732)  (189,652)  $(279,813)
                                                               ========   =========   ========   =========
DWS Dreman Small Mid Cap Value VIP Class A
   Issuance of Units                                             27,910   $  49,514     46,278   $ 111,558
   Redemption of Units                                          (60,932)   (105,381)  (115,572)   (279,443)
                                                               --------   ---------   --------   ---------
      Net increase (decrease)                                   (33,022)  $ (55,867)   (69,294)  $(167,885)
                                                               ========   =========   ========   =========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT KG

                                                                   SCUDDER GATEWAY INCENTIVE WITH OPTIONAL
                                                                             RIDER (CONTINUED)
                                                                           YEAR ENDED DECEMBER 31,
                                                                        2008                    2007
                                                               --------------------   ------------------------
                                                                 UNITS      AMOUNT       UNITS        AMOUNT
                                                               --------   ---------   ----------   -----------
DWS Equity 500 Index VIP Class A
   Issuance of Units                                            243,989   $ 174,048      852,610   $ 1,011,378
   Redemption of Units                                         (145,837)   (131,655)  (1,110,907)   (1,299,703)
                                                               --------   ---------   ----------   -----------
      Net increase (decrease)                                    98,152   $  42,393     (258,297)  $  (288,325)
                                                               ========   =========   ==========   ===========
DWS Global Opportunities VIP Class A
   Issuance of Units                                             17,336   $  19,639       35,378   $    61,689
   Redemption of Units                                          (10,842)    (12,063)     (46,499)      (79,786)
                                                               --------   ---------   ----------   -----------
      Net increase (decrease)                                     6,494   $   7,576      (11,121)  $   (18,097)
                                                               ========   =========   ==========   ===========
DWS Global Thematic VIP Class A
   Issuance of Units                                             27,224   $  41,697       24,778   $    43,998
   Redemption of Units                                          (33,893)    (49,370)     (47,076)      (81,793)
                                                               --------   ---------   ----------   -----------
      Net increase (decrease)                                    (6,669)  $  (7,673)     (22,298)  $   (37,795)
                                                               ========   =========   ==========   ===========
DWS Government & Agency Securities VIP Class A
   Issuance of Units                                            138,170   $ 171,162       22,256   $    26,412
   Redemption of Units                                         (209,026)   (259,164)    (117,671)     (138,118)
                                                               --------   ---------   ----------   -----------
      Net increase (decrease)                                   (70,856)  $ (88,002)     (95,415)  $  (111,706)
                                                               ========   =========   ==========   ===========
DWS Growth & Income VIP Class A
   Issuance of Units                                             18,227   $  16,134       35,362   $    38,458
   Redemption of Units                                          (86,048)    (77,223)     (72,829)      (82,101)
                                                               --------   ---------   ----------   -----------
      Net increase (decrease)                                   (67,821)  $ (61,089)     (37,467)  $   (43,643)
                                                               ========   =========   ==========   ===========
DWS Health Care VIP Class A
   Issuance of Units                                             42,123   $  54,986        7,102   $     9,794
   Redemption of Units                                         (113,299)   (138,060)     (38,213)      (50,900)
                                                               --------   ---------   ----------   -----------
      Net increase (decrease)                                   (71,176)  $ (83,074)     (31,111)  $   (41,106)
                                                               ========   =========   ==========   ===========
DWS High Income VIP Class A
   Issuance of Units                                             87,548   $ 108,317       38,771   $    55,545
   Redemption of Units                                          (97,259)   (115,151)    (104,457)     (147,473)
                                                               --------   ---------   ----------   -----------
      Net increase (decrease)                                    (9,711)  $  (6,834)     (65,686)  $   (91,928)
                                                               ========   =========   ==========   ===========
DWS International VIP Class A
   Issuance of Units                                            144,396   $ 179,438       59,582   $    80,957
   Redemption of Units                                         (122,739)   (130,720)     (96,981)     (129,012)
                                                               --------   ---------   ----------   -----------
      Net increase (decrease)                                    21,657   $  48,718      (37,399)  $   (48,055)
                                                               ========   =========   ==========   ===========
DWS International Select Equity VIP Class A
   Issuance of Units                                             63,503   $  88,080        6,455   $    10,589
   Redemption of Units                                         (131,568)   (149,968)     (45,284)      (72,339)
                                                               --------   ---------   ----------   -----------
      Net increase (decrease)                                   (68,065)  $ (61,888)     (38,829)  $   (61,750)
                                                               ========   =========   ==========   ===========
DWS Janus Growth and Income VIP Class A
   Issuance of Units                                            297,518   $ 300,600       45,525   $    53,364
   Redemption of Units                                          (71,474)    (62,783)     (12,822)      (14,661)
                                                               --------   ---------   ----------   -----------
      Net increase (decrease)                                   226,044   $ 237,817       32,703   $    38,703
                                                               ========   =========   ==========   ===========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT KG

                                                                   SCUDDER GATEWAY INCENTIVE WITH OPTIONAL
                                                                             RIDER (CONTINUED)
                                                                          YEAR ENDED DECEMBER 31,
                                                                       2008                     2007
                                                               --------------------   ------------------------
                                                                 UNITS      AMOUNT       UNITS        AMOUNT
                                                               --------   ---------   ----------   -----------
DWS Large Cap Value VIP Class A
   Issuance of Units                                             77,443   $ 105,274      211,025   $   310,272
   Redemption of Units                                         (107,941)   (136,716)    (253,427)     (371,705)
                                                               --------   ---------   ----------   -----------
      Net increase (decrease)                                   (30,498)  $ (31,442)     (42,402)  $   (61,433)
                                                               ========   =========   ==========   ===========
DWS Mid Cap Growth VIP Class A
   Issuance of Units                                            105,209   $  95,079       45,509   $    47,024
   Redemption of Units                                          (50,910)    (43,124)     (18,096)      (18,549)
                                                               --------   ---------   ----------   -----------
      Net increase (decrease)                                    54,299   $  51,955       27,413   $    28,475
                                                               ========   =========   ==========   ===========
DWS Money Market VIP Class A
   Issuance of Units                                            518,847   $ 554,403    1,966,284   $ 2,058,092
   Redemption of Units                                         (920,782)   (986,708)  (1,913,559)   (2,006,883)
                                                               --------   ---------   ----------   -----------
      Net increase (decrease)                                  (401,935)  $(432,305)      52,725   $    51,209
                                                               ========   =========   ==========   ===========
DWS Small Cap Growth VIP Class A
   Issuance of Units                                             44,482   $  29,770       74,010   $    60,177
   Redemption of Units                                          (42,912)    (21,978)    (255,210)     (206,445)
                                                               --------   ---------   ----------   -----------
      Net increase (decrease)                                     1,570   $   7,792     (181,200)  $  (146,268)
                                                               ========   =========   ==========   ===========
DWS Strategic Income VIP Class A
   Issuance of Units                                             60,968   $  81,810       24,302   $    33,953
   Redemption of Units                                         (128,575)   (164,643)     (71,664)      (98,894)
                                                               --------   ---------   ----------   -----------
      Net increase (decrease)                                   (67,607)  $ (82,833)     (47,362)  $   (64,941)
                                                               ========   =========   ==========   ===========
DWS Technology VIP Class A
   Issuance of Units                                              8,522   $   5,255       47,619   $    36,510
   Redemption of Units                                         (166,258)   (112,285)     (28,555)      (22,107)
                                                               --------   ---------   ----------   -----------
      Net increase (decrease)                                  (157,736)  $(107,030)      19,064   $    14,403
                                                               ========   =========   ==========   ===========
DWS Turner Mid Cap Growth VIP Class A
   Issuance of Units                                             54,071   $  59,027       21,292   $    26,723
   Redemption of Units                                         (115,567)   (123,806)     (59,422)      (71,941)
                                                               --------   ---------   ----------   -----------
      Net increase (decrease)                                   (61,496)  $ (64,779)     (38,130)  $   (45,218)
                                                               ========   =========   ==========   ===========

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT KG

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2008 were as follows:

                      INVESTMENT PORTFOLIO                       PURCHASES       SALES
-------------------------------------------------------------   -----------   -----------
AIM V.I. Utilities Fund Series I Shares                         $ 4,861,884   $ 5,095,154
Alger American Balanced Portfolio Class O                        10,529,502    13,920,586
Alger American Capital Appreciation Portfolio Class O (a)         1,979,127     8,438,443
Credit Suisse Trust Emerging Markets Portfolio                   10,242,944     6,521,539
Credit Suisse Trust Global Small Cap Portfolio                      615,053       676,355
Dreyfus IP MidCap Stock Portfolio Initial Shares                  8,319,758     9,846,212
Dreyfus Socially Responsible Growth Fund, Inc. Initial Shares       218,743     1,243,675
DWS Balanced VIP Class A                                          8,752,879    28,987,533
DWS Blue Chip VIP Class A                                        14,717,844    15,855,612
DWS Capital Growth VIP Class A                                    2,949,819    22,650,702
DWS Core Fixed Income VIP Class A                                12,888,793    16,322,620
DWS Davis Venture Value VIP Class A                               8,898,022     9,719,634
DWS Dreman High Return Equity VIP Class A                        32,137,398    30,287,959
DWS Dreman Small Mid Cap Value VIP Class A                       36,501,986    19,631,358
DWS Equity 500 Index VIP Class A                                  4,903,794    13,378,265
DWS Global Opportunities VIP Class A                              7,199,802     7,958,197
DWS Global Thematic VIP Class A                                  12,057,917     7,656,344
DWS Government & Agency Securities VIP Class A                   19,210,275    22,837,550
DWS Growth & Income VIP Class A                                  13,431,479    11,825,716
DWS Health Care VIP Class A                                       4,548,312     4,063,664
DWS High Income VIP Class A                                      20,184,792    25,246,390
DWS International VIP Class A                                     7,286,265     7,955,546
DWS International Select Equity VIP Class A                      14,750,433    11,097,822
DWS Janus Growth and Income VIP Class A                           4,605,295     7,728,954
DWS Large Cap Value VIP Class A                                  20,705,919    19,069,938
DWS Mid Cap Growth VIP Class A                                    1,438,823     3,050,799
DWS Money Market VIP Class A                                     49,370,635    47,753,567
DWS Small Cap Growth VIP Class A                                  1,291,448     5,875,542
DWS Strategic Income VIP Class A                                  8,036,653    12,184,607
DWS Technology VIP Class A                                          846,323     6,969,146
DWS Turner Mid Cap Growth VIP Class A                             5,548,403     4,644,753
Janus Aspen Growth and Income Portfolio Institutional Shares         57,747       147,991
Janus Aspen Large Cap Growth Portfolio Institutional Shares          30,342        43,074

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT KG

NOTE 6 - FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2008 is as follows:

                                                    AT DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                         -----------------------------------  ----------------------------------------------------
                                                   UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                                   VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN      RETURN
                                          UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST      HIGHEST
                                         (000s)   ($)(4)    ($)(4)   ($000s)    (%)(1)     (%)(2)   (%)(2)   (%)(3)(4)   (%)(3)(4)
                                         ------  --------  --------  -------  ----------  -------  -------  ----------  ----------
AIM V.I. UTILITIES FUND SERIES I SHARES
2008                                     11,493  0.828582  0.848426    9,748     2.65       1.40     1.70     (33.51)     (33.30)
2007                                     13,161  1.246096  1.272054   16,737     1.79       1.40     1.70      18.59       18.95
2006                                     14,603  1.050731  1.069366   15,614     3.59       1.40     1.70      23.33       23.71
2005                                     15,213  0.851965  0.864443   13,148     2.72       1.40     1.70      14.85       15.20
2004                                     12,109  0.741812  0.750385    9,085     2.28       1.40     1.70      21.46       21.83
ALGER AMERICAN BALANCED PORTFOLIO
   CLASS O
2008                                     43,257  0.819485  0.844681   36,507     2.60       1.40     1.70     (32.92)     (32.72)
2007                                     53,045  1.221670  1.255392   66,549     2.13       1.40     1.70      10.46       10.80
2006                                     62,230  1.105982  1.133057   70,472     1.54       1.40     1.70       2.94        3.26
2005                                     73,203  1.074361  1.097317   80,292     1.65       1.40     1.70       6.58        6.91
2004                                     83,198  1.008032  1.026437   85,363     1.51       1.40     1.70       2.79        3.10
ALGER AMERICAN CAPITAL APPRECIATION
   PORTFOLIO CLASS O (A)
2008                                     30,384  0.788724  0.641718   19,574      N/A       1.40     1.70     (46.07)     (45.90)
2007                                     37,058  1.462472  1.186278   44,183      N/A       1.40     1.70      31.27       31.67
2006                                     34,029  1.114124  0.900978   30,789      N/A       1.40     1.70      17.24       17.59
2005                                     38,029  0.950314  0.766180   29,257      N/A       1.40     1.70      12.50       12.84
2004                                     43,307  0.844717  0.678978   29,522      N/A       1.40     1.70       6.35        6.67
CREDIT SUISSE TRUST EMERGING MARKETS
   PORTFOLIO
2008                                      9,217  1.174198  0.945464    8,738     1.76       1.40     1.70     (55.57)     (55.44)
2007                                     12,251  2.643022  2.121666   26,052     1.42       1.40     1.70      27.24       27.63
2006                                     13,300  2.077236  1.662399   22,154     0.53       1.40     1.70      30.26       30.66
2005                                     13,996  1.594667  1.272323   17,849     0.74       1.40     1.70      25.76       26.14
2004                                     12,948  1.268025  1.008636   13,081     0.25       1.40     1.70      22.81       23.18
CREDIT SUISSE TRUST GLOBAL SMALL CAP
   PORTFOLIO
2008                                      6,041  0.533425  0.370791    2,243     1.87       1.40     1.70     (47.66)     (47.50)
2007                                      6,262  1.019136  0.706265    4,428      N/A       1.40     1.70      (5.59)      (5.30)
2006                                      9,477  1.079484  0.745802    7,077      N/A       1.40     1.70      11.28       11.62
2005                                     12,953  0.970052  0.668164    8,670      N/A       1.40     1.70      14.17       14.52
2004                                     10,672  0.849647  0.583459    6,241      N/A       1.40     1.70      15.98       16.34

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT KG

                                                    AT DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                         ------------------------------------  ----------------------------------------------------
                                                    UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                                    VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN      RETURN
                                          UNITS    LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST      HIGHEST
                                         (000s)    ($)(4)    ($)(4)   ($000s)    (%)(1)     (%)(2)   (%)(2)   (%)(3)(4)   (%)(3)(4)
                                         -------  --------  --------  -------  ----------  -------  -------  ----------  ----------
DREYFUS IP MIDCAP STOCK PORTFOLIO
   INITIAL SHARES
2008                                      28,622  0.838237  0.935660   26,700     0.98       1.40     1.70     (41.43)     (41.25)
2007                                      34,398  1.431251  1.592726   54,657     0.44       1.40     1.70      (0.23)       0.08
2006                                      44,239  1.434526  1.591511   70,251     0.38       1.40     1.70       5.92        6.24
2005                                      49,923  1.354385  1.498035   74,630     0.03       1.40     1.70       7.32        7.64
2004                                      55,066  1.262059  1.391673   76,500     0.38       1.40     1.70      12.53       12.87
DREYFUS SOCIALLY RESPONSIBLE GROWTH
   FUND, INC. INITIAL SHARES
2008                                       4,381  0.560452  0.542888    2,380     0.79       1.40     1.70     (35.54)     (35.34)
2007                                       5,850  0.869471  0.839649    4,914     0.56       1.40     1.70       5.95        6.28
2006                                       7,320  0.820623  0.790064    5,786     0.11       1.40     1.70       7.35        7.67
2005                                       9,250  0.764462  0.733780    6,790      N/A       1.40     1.70       1.86        2.17
2004                                      10,205  0.750537  0.718228    7,333     0.35       1.40     1.70       4.41        4.72
DWS BALANCED VIP CLASS A
2008                                      61,507  0.794332  1.127664   68,950     4.19       1.40     1.70     (28.57)     (28.35)
2007                                      78,378  1.112015  1.573850  122,721     3.32       1.40     1.70       3.06        3.37
2006                                      93,229  1.079000  1.522477  141,335     2.60       1.40     1.70       8.37        8.70
2005                                     113,681  0.995679  1.400638  158,638     2.56       1.40     1.70       2.53        2.84
2004                                     138,475  0.971150  1.361977  187,985     1.69       1.40     1.70       4.97        5.29
DWS BLUE CHIP VIP CLASS A
2008                                      37,377  0.737205  0.975676   36,335     1.85       1.40     1.70     (39.54)     (39.36)
2007                                      46,873  1.219381  1.608911   75,182     1.10       1.40     1.70       1.74        2.05
2006                                      57,145  1.198507  1.576560   89,847     0.93       1.40     1.70      13.68       14.03
2005                                      64,970  1.054281  1.382617   89,626     0.98       1.40     1.70       8.19        8.52
2004                                      78,888  0.974474  1.274064  100,289     0.66       1.40     1.70      14.07       14.41
DWS CAPITAL GROWTH VIP CLASS A
2008                                      80,556  0.668959  0.782027   62,806     1.09       1.40     1.70     (34.12)     (33.92)
2007                                      99,720  1.015459  1.183479  117,717     0.63       1.40     1.70      10.67       11.01
2006                                     120,542  0.917516  1.066073  128,215     0.47       1.40     1.70       6.68        7.01
2005                                      95,880  0.860030  0.996230   95,357     0.39       1.40     1.70       7.10        7.43
2004                                      34,061  0.802982  0.927320   31,499     0.56       1.40     1.70       6.15        6.47
DWS CORE FIXED INCOME VIP CLASS A
2008                                      34,533  0.967858  1.206439   41,498     7.42       1.40     1.70     (20.70)     (20.46)
2007                                      39,160  1.220488  1.516717   59,165     4.44       1.40     1.70       2.40        2.71
2006                                      43,486  1.191882  1.476670   63,962     3.78       1.40     1.70       2.49        2.80
2005                                      50,206  1.162977  1.436474   71,875     3.50       1.40     1.70       0.51        0.82
2004                                      58,043  1.157071  1.424830   82,447     3.71       1.40     1.70       2.75        3.06

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT KG

                                                    AT DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                         ------------------------------------  ----------------------------------------------------
                                                    UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                                    VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN      RETURN
                                          UNITS    LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST      HIGHEST
                                         (000s)    ($)(4)    ($)(4)   ($000s)    (%)(1)     (%)(2)   (%)(2)   (%)(3)(4)   (%)(3)(4)
                                         -------  --------  --------  -------  ----------  -------  -------  ----------  ----------
DWS DAVIS VENTURE VALUE VIP CLASS A
2008                                      36,756  0.800611  0.819561   30,106      1.52      1.40     1.70     (41.25)     (41.07)
2007                                      43,367  1.362706  1.390701   60,285      0.71      1.40     1.70       2.69        3.00
2006                                      48,004  1.327024  1.350161   64,789      0.66      1.40     1.70      12.89       13.23
2005                                      52,115  1.175535  1.192392   62,123      0.77      1.40     1.70       7.77        8.10
2004                                      56,133  1.090746  1.103025   61,901      0.43      1.40     1.70       9.93       10.26
DWS DREMAN HIGH RETURN EQUITY VIP
   CLASS A
2008                                      87,491  0.739151  0.874414   76,171      3.26      1.40     1.70     (46.90)     (46.74)
2007                                     107,978  1.391968  1.641686  176,623      1.48      1.40     1.70      (3.53)      (3.24)
2006                                     135,139  1.442934  1.696602  228,525      2.22      1.40     1.70      16.72       17.08
2005                                     135,637  1.236233  1.449148  195,926      1.79      1.40     1.70       6.08        6.41
2004                                     150,119  1.165358  1.361902  203,821      1.70      1.40     1.70      12.11       12.46
DWS DREMAN SMALL MID CAP VALUE VIP
   CLASS A
2008                                      30,325  1.508745  1.762380   53,262      1.77      1.40     1.70     (34.55)     (34.35)
2007                                      37,857  2.305270  2.684610  101,317      0.97      1.40     1.70       1.30        1.61
2006                                      44,367  2.275586  2.641974  116,876      0.83      1.40     1.70      22.94       23.31
2005                                      55,186  1.851013  2.142507  117,930      0.76      1.40     1.70       8.37        8.70
2004                                      67,269  1.707987  1.970964  132,300      0.89      1.40     1.70      23.89       24.26
DWS EQUITY 500 INDEX VIP CLASS A
2008                                      58,764  0.713723  0.667354   39,337      2.46      1.40     1.70     (38.22)     (38.03)
2007                                      68,833  1.155301  1.076944   74,254      1.52      1.40     1.70       3.51        3.82
2006                                      84,245  1.116165  1.037286   87,538      1.17      1.40     1.70      13.56       13.90
2005                                      98,756  0.982906  0.910670   90,140      2.79      1.40     1.70       2.85        3.16
2004                                     115,323  0.955679  0.882749  102,012      1.05      1.40     1.70       8.50        8.83
DWS GLOBAL OPPORTUNITIES VIP CLASS A
2008                                      18,032  0.836006  1.142947   20,504      0.28      1.40     1.70     (50.82)     (50.67)
2007                                      21,836  1.699807  2.316807   50,373      1.30      1.40     1.70       7.47        7.80
2006                                      27,191  1.581632  2.149173   58,231      1.00      1.40     1.70      20.00       20.37
2005                                      29,538  1.317997  1.785493   52,576      0.59      1.40     1.70      16.18       16.53
2004                                      31,475  1.134448  1.532167   48,096      0.26      1.40     1.70      21.25       21.62
DWS GLOBAL THEMATIC VIP CLASS A
2008                                      17,486  0.868377  0.985711   17,203      1.57      1.40     1.70     (48.64)     (48.48)
2007                                      21,107  1.690792  1.913361   40,330      0.67      1.40     1.70       4.49        4.80
2006                                      25,168  1.618202  1.825648   45,892      0.49      1.40     1.70      27.93       28.32
2005                                      20,492  1.264939  1.422762   29,100      0.29      1.40     1.70      20.85       21.22
2004                                      21,284  1.046667  1.173670   24,931      1.26      1.40     1.70      12.81       13.16

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT KG

                                                    AT DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                         -----------------------------------  ----------------------------------------------------
                                                   UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                                   VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN      RETURN
                                          UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST      HIGHEST
                                         (000s)   ($)(4)    ($)(4)   ($000s)    (%)(1)     (%)(2)   (%)(2)   (%)(3)(4)   (%)(3)(4)
                                         ------  --------  --------  -------  ----------  -------  -------  ----------  ----------
DWS GOVERNMENT & AGENCY SECURITIES VIP
   CLASS A
2008                                     47,917  1.260464  1.599022   76,167      4.77      1.40     1.70       3.15         3.47
2007                                     52,055  1.221948  1.545437   79,800      4.96      1.40     1.70       4.15         4.47
2006                                     57,542  1.173252  1.479328   84,483      3.93      1.40     1.70       2.39         2.71
2005                                     67,354  1.145839  1.440366   96,555      4.12      1.40     1.70       0.83         1.14
2004                                     81,100  1.136407  1.424150  115,045      2.97      1.40     1.70       1.99         2.30
DWS GROWTH & INCOME VIP CLASS A
2008                                     47,123  0.669608  0.607104   28,652      2.09      1.40     1.70     (39.36)      (39.18)
2007                                     57,862  1.104276  0.998148   57,835      1.26      1.40     1.70      (0.37)       (0.06)
2006                                     71,427  1.108327  0.998766   71,427      0.98      1.40     1.70      11.70        12.04
2005                                     86,349  0.992278  0.891467   77,076      0.66      1.40     1.70       4.26         4.58
2004                                     41,090  0.951694  0.852414   35,105      0.79      1.40     1.70       8.29         8.62
DWS HEALTH CARE VIP CLASS A
2008                                     11,136  1.053675  1.078532   12,002      0.31      1.40     1.70     (24.51)      (24.28)
2007                                     12,636  1.395743  1.424321   17,987       N/A      1.40     1.70      11.28        11.62
2006                                     15,401  1.254276  1.276068   19,643       N/A      1.40     1.70       4.36         4.68
2005                                     18,509  1.201847  1.219016   22,555       N/A      1.40     1.70       6.66         6.98
2004                                     21,541  1.126838  1.139469   24,537       N/A      1.40     1.70       7.73         8.05
DWS HIGH INCOME VIP CLASS A
2008                                     42,944  1.041203  1.149932   49,301     11.21      1.40     1.70     (25.23)      (25.00)
2007                                     49,955  1.392579  1.533301   76,483      8.58      1.40     1.70      (0.76)       (0.46)
2006                                     68,189  1.403208  1.540315  104,910      8.14      1.40     1.70       8.59         8.93
2005                                     80,877  1.292156  1.414101  114,238      9.54      1.40     1.70       2.12         2.43
2004                                     98,769  1.265331  1.380538  136,220      7.99      1.40     1.70      10.51        10.84
DWS INTERNATIONAL VIP CLASS A
2008                                     22,695  0.705598  0.755162   17,108      1.39      1.40     1.70     (49.10)      (48.94)
2007                                     27,875  1.386110  1.478946   41,171      2.44      1.40     1.70      12.64        12.98
2006                                     32,480  1.230582  1.309009   42,467      1.89      1.40     1.70      23.77        24.15
2005                                     34,850  0.994247  1.054404   36,704      1.62      1.40     1.70      14.19        14.54
2004                                     37,577  0.870668  0.920552   34,555      1.31      1.40     1.70      14.55        14.90
DWS INTERNATIONAL SELECT EQUITY VIP
   CLASS A
2008                                     20,840  0.835448  1.035753   21,517      1.02      1.40     1.70     (49.68)      (49.53)
2007                                     26,134  1.660385  2.052196   53,468      2.65      1.40     1.70      14.73        15.08
2006                                     30,974  1.447251  1.783338   55,074      2.08      1.40     1.70      23.43        23.81
2005                                     35,199  1.172531  1.440421   50,576      2.83      1.40     1.70      12.56        12.91
2004                                     38,802  1.041668  1.275764   49,399      1.07      1.40     1.70      16.24        16.59

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT KG

                                                    AT DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                         -----------------------------------  ----------------------------------------------------
                                                   UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                                   VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN      RETURN
                                          UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST      HIGHEST
                                         (000s)   ($)(4)    ($)(4)   ($000s)    (%)(1)     (%)(2)   (%)(2)   (%)(3)(4)   (%)(3)(4)
                                         ------  --------  --------  -------  ----------  -------  -------  ----------  ----------
DWS JANUS GROWTH AND INCOME VIP CLASS A
2008                                     30,748  0.685279  0.677218   20,832      1.16      1.40     1.70     (42.29)     (42.12)
2007                                     37,057  1.187481  1.169947   43,368      0.59      1.40     1.70       4.78        5.10
2006                                     44,337  1.133297  1.113166   49,369      0.65      1.40     1.70       6.59        6.92
2005                                     53,818  1.063230  1.041169   56,051      0.23      1.40     1.70      10.20       10.54
2004                                     57,768  0.964793  0.941899   54,430       N/A      1.40     1.70       9.62        9.95
DWS LARGE CAP VALUE VIP CLASS A
2008                                     21,286  0.953393  1.518453   32,180      2.16      1.40     1.70     (37.48)     (37.29)
2007                                     27,483  1.524945  2.421336   66,265      1.79      1.40     1.70      11.22       11.56
2006                                     33,606  1.371064  2.170398   72,648      1.61      1.40     1.70      13.45       13.80
2005                                     41,145  1.208492  1.907219   78,235      1.86      1.40     1.70       0.23        0.54
2004                                     49,522  1.205692  1.897026   93,674      1.62      1.40     1.70       8.20        8.53
DWS MID CAP GROWTH VIP CLASS A
2008                                     10,037  0.484770  0.606157    6,057       N/A      1.40     1.70     (50.89)     (50.74)
2007                                     11,470  0.987099  1.230488   14,073       N/A      1.40     1.70       6.52        6.84
2006                                     13,534  0.926708  1.151689   15,554       N/A      1.40     1.70       9.07        9.40
2005                                     14,984  0.849671  1.052731   15,740       N/A      1.40     1.70      13.09       13.43
2004                                     17,278  0.751346  0.928080   16,002       N/A      1.40     1.70       2.14        2.45
DWS MONEY MARKET VIP CLASS A
2008                                     60,314  1.074120  1.292807   77,829      2.60      1.40     1.70       0.89        1.20
2007                                     59,895  1.064657  1.277505   76,295      4.78      1.40     1.70       3.10        3.41
2006                                     55,084  1.032626  1.235319   67,846      4.67      1.40     1.70       3.00        3.31
2005                                     62,263  1.002532  1.195715   74,238      2.75      1.40     1.70       1.06        1.36
2004                                     69,589  0.992055  1.179695   81,823      0.88      1.40     1.70      (0.81)      (0.51)
DWS SMALL CAP GROWTH VIP CLASS A
2008                                     23,934  0.418767  0.673669   15,948       N/A      1.40     1.70     (50.36)     (50.21)
2007                                     27,982  0.843675  1.353062   37,511       N/A      1.40     1.70       4.40        4.71
2006                                     35,535  0.808146  1.292144   45,496       N/A      1.40     1.70       3.48        3.79
2005                                     41,539  0.780994  1.244932   51,212       N/A      1.40     1.70       5.25        5.57
2004                                     43,094  0.742032  1.179235   50,435       N/A      1.40     1.70       9.14        9.47
DWS STRATEGIC INCOME VIP CLASS A
2008                                     17,432  1.284524  1.392685   24,248      6.46      1.40     1.70      (9.31)      (9.04)
2007                                     21,674  1.416465  1.531062   33,123      5.88      1.40     1.70       3.64        3.96
2006                                     20,080  1.366705  1.472784   29,540      4.64      1.40     1.70       7.13        7.46
2005                                     19,898  1.275760  1.370600   27,240      8.07      1.40     1.70       0.64        0.95
2004                                     21,136  1.267642  1.357726   28,675       N/A      1.40     1.70       6.75        7.08

(a)  Name changed. See Note 1.

SEPARATE ACCOUNT KG

                                                    AT DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                         -----------------------------------  ----------------------------------------------------
                                                   UNIT      UNIT             INVESTMENT  EXPENSE  EXPENSE     TOTAL       TOTAL
                                                   VALUE     VALUE     NET      INCOME     RATIO    RATIO     RETURN      RETURN
                                          UNITS   LOWEST    HIGHEST   ASSETS     RATIO     LOWEST  HIGHEST    LOWEST      HIGHEST
                                         (000s)   ($)(4)    ($)(4)   ($000s)    (%)(1)     (%)(2)   (%)(2)   (%)(3)(4)   (%)(3)(4)
                                         ------  --------  --------  -------  ----------  -------  -------  ----------  ----------
DWS TECHNOLOGY VIP CLASS A
2008                                     30,208  0.422410  0.508982   15,335       N/A      1.40     1.70     (47.14)    (46.97)
2007                                     38,105  0.799051  0.959872   36,472       N/A      1.40     1.70      12.36      12.70
2006                                     45,009  0.711164  0.851707   38,235       N/A      1.40     1.70      (0.96)     (0.66)
2005                                     56,094  0.718067  0.857350   47,988      0.50      1.40     1.70       1.98       2.29
2004                                     65,822  0.704146  0.838171   55,034       N/A      1.40     1.70       0.19       0.50
DWS TURNER MID CAP GROWTH VIP CLASS A
2008                                     13,436  0.653634  0.669173    8,986       N/A      1.40     1.70     (50.35)    (50.20)
2007                                     15,784  1.316467  1.343642   21,197       N/A      1.40     1.70      23.62      23.99
2006                                     19,836  1.064969  1.083637   21,487       N/A      1.40     1.70       4.71       5.02
2005                                     22,620  1.017109  1.031805   23,332       N/A      1.40     1.70       9.87      10.20
2004                                     23,020  0.925772  0.936296   21,549       N/A      1.40     1.70       9.15       9.48
JANUS ASPEN GROWTH AND INCOME PORTFOLIO
   INSTITUTIONAL SHARES
2008                                        322  0.817257  0.817257      263      1.03      1.40     1.40     (42.00)    (42.00)
2007                                        396  1.409013  1.409013      558      2.09      1.40     1.40       7.23       7.23
2006                                        362  1.313956  1.313956      475      1.55      1.40     1.40       6.55       6.55
2005                                        526  1.233218  1.233218      649      0.63      1.40     1.40      10.76      10.76
2004                                        629  1.113406  1.113406      700      0.65      1.40     1.40      10.37      10.37
JANUS ASPEN LARGE CAP GROWTH PORTFOLIO
   INSTITUTIONAL SHARES
2008                                        252  0.584182  0.584182      147      0.71      1.40     1.40     (40.56)    (40.56)
2007                                        263  0.982873  0.982873      259      0.72      1.40     1.40      13.48      13.48
2006                                        283  0.866109  0.866109      245      0.41      1.40     1.40       9.82       9.82
2005                                        611  0.788674  0.788674      482      0.33      1.40     1.40       2.83       2.83
2004                                        711  0.766993  0.766993      546      0.15      1.40     1.40       3.05       3.05

(a)  Name changed. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

SEPARATE ACCOUNT KG

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) Beginning in 2003, the highest unit value and total return correspond with the product with the lowest expense ratio. The lowest unit value and total return correspond with the product with the highest expense ratio.

NOTE 7 - SUBSEQUENT EVENT

     Pursuant to separate agreements and Plans of Reorganization approved by each participating Portfolio's Board and by shareholders of the applicable Closing Funds, the following Underlying Funds will merge on the close of business on the dates shown. The merger is structured as a transfer of all assets of the Closing Funds to the Surviving Funds in exchange for assumption of all liabilities of the Closing Funds by the Surviving Funds and for the issuance and delivery to the Closing Fund's Merger Shares equal in aggregate value to the net value of the assets transferred to the Surviving Funds.

   DATE                   CLOSING FUND                         SURVIVING FUND
---------   ---------------------------------------   -------------------------------
4/27/2008   DWS Davis Venture Value VIP Class A       DWS Large Cap Value VIP Class A
4/27/2008   DWS Janus Growth and Income VIP Class A   DWS Capital Growth VIP Class A

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements for Separate Account KG of Commonwealth Annuity and Life Insurance Company Financial Statements Included in Part B

          Financial Statements Included in Part C
          None

     (b)  EXHIBITS

             EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated June 13, 1996 was previously filed on August 9, 1996 in Registrant's Initial Registration Statement, and is incorporated by reference herein.

             EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

             EXHIBIT 3   (a)  Form of Service Agreement by and between the Epoch
                              Securities, Inc., Commonwealth Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the "Broker-Dealer" was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is
                              incorporated by reference herein.

                         (b) Underwriting and Administrative Service Agreement dated May 1, 2008 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. was previously filed in April of 2009, in Post-Effective Amendment No. 35 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                         (c) Shared Services Agreement dated January 22, 2008 between Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc. was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is
                              incorporated by reference herein.

             EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein. Policy Form was previously filed on August 9, 1996 in Initial Registration Statement, and is incorporated by reference herein. EER Rider (Form 3240-01) was previously filed on August 3, 2001 in Post-Effective Amendment No. 6 of Registrant's Registration Statement (File Nos. 333-78245, 811-6632), and is incorporated by reference herein. TSA-Endorsement 4012-07 (Rev. 12-08) will be filed in April of 2009 in Registrant's Post-Effective Amendment No. 30 (Registration Statement No. 33-39702/811-6293), and is
                              incorporated by reference herein.

             EXHIBIT 5 Application Form was previously filed on August 9, 1996 in Initial Registration Statement, and is incorporated by reference herein.

             EXHIBIT 6 Articles of Organization and Bylaws, as amended of the Company, effective as of September 1, 2006 were previously filed on February 28, 2007 in Post-Effective Amendment No. 32 (File Nos. 33-47216, 811-6632) and are incorporated by reference herein.

             EXHIBIT 7   (a)  Variable Annuity GMDB Reinsurance Agreement
                              between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                              incorporated by reference herein.

                         (b) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and Ace Tempest Life Reinsurance LTD dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is
                              incorporated by reference herein.

                         (c) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                         (d) Variable Annuity GMDB Reinsurance Agreement between Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company dated December 1, 2002 was previously filed on February 12, 2003 in Post-Effective Amendment No. 10 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

             EXHIBIT 8   (a)  Form of Scudder Services Agreement was previously
                              filed on April 30, 1998 in Post-Effective
                              Amendment No. 2, and is incorporated by reference herein.

                         (b)  Directors' Powers of Attorney are filed herewith.

                         (c) Third Party Agreement (TPA) between Security Benefit Life Insurance Co, Security Distributors, Inc and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                         (d) Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Asset Management L.P. was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is incorporated by reference herein. Form of Administrative Services Agreement dated January 2, 2006 between the Company and Goldman Sachs Variable Insurance Trust was previously filed on February 10, 2006 in Registrant's Post-

                              Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                         (e) Work Assignment between Security Benefit Life Insurance Co, Security Distributors, Inc and the Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                         (f) Transition Services Agreement dated December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is incorporated by reference herein. Form of Transition Services Agreement dated December 30, 2005 between The Hanover Insurance Group, Inc., First Allmerica Financial Life Insurance Company, and Allmerica Financial Life Insurance and Annuity Company, and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is
                              incorporated by reference herein.

                         (g) Restructuring Agreement dated as of December 30, 2005 between The Hanover Insurance Group, Inc., Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company was previously filed on April 27, 2007 in Post-Effective Amendment No. 28 (File Nos. 33-39702, 811-6293) and is incorporated by reference herein. Form of Restructuring Agreement between First Allmerica Financial Life Insurance Company and Allmerica Financial Life Insurance and Annuity Company was previously filed on February 10, 2006 in Registrant's Post-Effective Amendment No. 27 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

             EXHIBIT 9 Opinion of Counsel was previously filed on April 25, 2008 in Registrant's Post-Effective No. 51 (Registration Statement No.
                              333-09965/811-7767), and is incorporated by
                              reference herein.

             EXHIBIT 10 Consent of Independent Registered Public Accounting Firm is filed herewith.

             EXHIBIT 11       None.

             EXHIBIT 12       None.

             EXHIBIT 13  (a)  Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 (Registration Statement Nos. 333-9965/811-7767), and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1, and is incorporated by reference herein.

                         (b) Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 28,

                              2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amendment dated May 1, 2002 to the Participation Agreement with Scudder Investments Inc. and Scudder Distributors was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Amendment dated October 1, 2000 with Scudder Kemper was previously filed on April 27, 2001 in Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is
                              incorporated by reference herein. Form of Participation Agreement with Scudder Kemper was previously filed on April 30, 1998 in Post-Effective Amendment No. 2, and is incorporated by reference herein.

                         (c) Amendment dated December 15, 2001 with Dreyfus on April 28, 2003 in Post-Effective Amendment No. 11 of Registration Statement No. 33-09965/811-7767, and is incorporated by reference herein. Amendment dated December 19, 2000 with Dreyfus was previously filed on April 27, 2001 in Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is
                              incorporated by reference herein. Participation Agreement with Dreyfus was previously filed on June 23, 1999 in Post-Effective Amendment No. 3 (Registration Statement Nos. 333-63091/811-7767), and is incorporated by reference herein.

                         (d) Amendment dated June 1, 2002 with Alger was previously filed on April 28, 2003 in Post-Effective Amendment No. 8 of Registration Statement No. 333-81019/811-7767, and is
                              incorporated by reference herein. Amendment dated May 31, 2000 with Alger was previously filed on April 27, 2001 in Post-Effective Amendment No. 4 of Registration Statement No. 333-81281/811-6293, and is incorporated by reference herein. Amendment dated May 31, 2000 with Alger was previously filed in December 2000 in Post-Effective Amendment No. 4 of Registration Statement No. 333-81281/811-6293, and is incorporated by reference herein. Participation Agreement with Alger was previously filed in April 2000 in Post-Effective Amendment No. 7 (Registration Statement Nos. 333-9965/811-7767), and is incorporated by reference herein.

                         (e) Amendment dated January 7, 2002 with Credit Suisse Trust (Warburg Pincus) on April 28, 2003 in Post-Effective Amendment No. 11 of Registration Statement No. 33-9965/811-7767, and is
                              incorporated by reference herein. Amendment dated August 25, 2000 with Warburg Pincus was previously filed on April 27, 2001 in Post-Effective Amendment No. 8 of Registration Statement No. 333-09965/811-7767, and is incorporated by reference herein. Participation Agreement with Warburg Pincus was previously filed in April 2000 in Post-Effective Amendment No. 7 (Registration Statement Nos. 333-9965/811-7767), and is
                              incorporated by reference herein.

                         (f)  Amendment dated October 31, 2001 to the
                              Participation Agreement with INVESCO was previously filed on April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No. 33-39702/811-6293, and is
                              incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Participation Agreement with INVESCO was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein

                         (g) Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Commonwealth Annuity and Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293), and is
                              incorporated by reference herein. Amendment dated January 1, 2003 to the AIM Participation Agreement was previously filed on April 28, 2003 in Registrant's Post-Effective Amendment No. 23 (Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment #7 dated May 1, 2002 to the AIM Participation Agreement was previously filed on April 19, 2002 in Registrant's Post-Effective Amendment No. 22 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Form of Amendment #6 to the AIM Participation Agreement was previously filed on April 19, 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein. Form of Amendment to AIM Participation Agreement is filed herewith. Participation Agreement with AIM Variable Insurance Funds was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 of Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of most the following Directors and Officers* is:
     85 Broad Street
     New York, NY 10004

     The principal business address of the other following Directors and Officers is:
     132 Turnpike Road, Suite 210
     Southborough, MA 01772.

     The principal business address of the following Director** is:
     1 New York Plaza
     New York, NY 10004

     The principal business address of the following Officer*** is:
     101 Constitution Avenue, NW, Suite 1000 East
     Washington, DC 20001

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME                           POSITION WITH COMPANY
----                           ---------------------
Allan S. Levine*               Chairman of the Board
Manda J. D'Agata*              Director, Vice President and Treasurer
Nicholas Helmuth von Moltke*   Director and Senior Vice President
J. William McMahon*            Director
Donald Mullen**                Director
Michael A. Reardon             Director, President, and Chief Executive Officer
Michael S. Rotter*             Director
Laura Bryant                   Vice President and Chief Operating Officer
John Fowler*                   Vice President
Jane S. Grosso                 Vice President and Controller
Jonathan Hecht*                Vice President and Actuary
Justin MacNeil                 Vice President

Eleanor L. Kitzman***          Senior Vice President and Director of Regulatory Affairs
Timothy D. Rogers              Vice President and Chief Financial Officer
Samuel Ramos*                  Vice President and Assistant Corporate Secretary
Scott D. Silverman             Vice President, General Counsel and Corporate Secretary
Alan Akihiro Yamamura*         Vice President and Chief Risk Officer
Margot K. Wallin               Vice President and Chief Compliance Officer

ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                                          NUMBER
                                                                            OF                PARENT              PARENT
ENTITY DESCRIPTION         PURPOSE                           DOMICILE     OWNERS               NAME              OWNERSHIP
-------------------------- --------------------------------- ------------ ------ ------------------------------- ---------
GOLDMAN, SACHS & CO.       Broker/dealer engaging in         New York        2   THE GOLDMAN, SACHS & CO. L.L.C.   0.2000%
                           proprietary & agency
                           transactions in fixed
                           income, equity and currency                           THE GOLDMAN SACHS GROUP, INC.    99.8000%
                           markets; principal provider                                                           ---------
                           of the Firm's investment                                                              100.0000%
                           banking services; primary
                           dealer effective 12/74;
                           member NYSE since 1/1/27.



THE GOLDMAN, SACHS & CO.   General partner of Goldman,       Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
L.L.C.                     Sachs & Co.

THE J. ARON CORPORATION    General partner of J. Aron        Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           & Company and J. Aron
                           Holdings L.P.

J. ARON HOLDINGS, L.P.     General partner of J. Aron        Delaware        2   THE J. ARON CORPORATION           0.2000%
                           & Company.
                                                                                 THE GOLDMAN SACHS GROUP, INC.    99.8000%
                                                                                                                 ---------
                                                                                                                 100.0000%

THE GOLDMAN SACHS GROUP,   Firm's ultimate parent            Delaware        0                                     0.0000%
INC.                       company; leading global
                           investment banking and
                           securities firm that
                           provides a wide range of
                           services worldwide to a
                           substantial and diversified
                           client base.

EPOCH SECURITIES, INC.     An investment bank that           Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           uses sophisticated
                           technology to connect to
                           individual investors in the
                           United States.

SCADBURY UK LIMITED        Holding Company                   England         1   GOLDMAN SACHS GROUP             100.0000%
                                                                                 HOLDINGS (U.K.)

GS FUNDING EUROPE LIMITED  Established as part of an         United          1   GS FINANCIAL SERVICES II, LLC   100.0000%
                           SSG Structured Investing          Kingdom
                           Group transaction.

AMAGANSETT II ASSETS       Established as part of an         Cayman          1   GS FUNDING EUROPE LIMITED       100.0000%
LIMITED                    SSG Structured Investing          Islands
                           Group transaction.

SCADBURY FUNDING LIMITED   This entity was set up as         Cayman          1   SCADBURY UK LIMITED             100.0000%
                           part of an AMSSG Structured       Islands
                           Investing Group transaction

AMAGANSETT FUNDING LIMITED Established as part of an         Cayman          1   GS FUNDING EUROPE LIMITED       100.0000%
                           SSG Structured Investing          Islands
                           Group transaction.

AMAGANSETT ASSETS          This entity was set up as         England         2   GS FUNDING EUROPE LIMITED        99.0000%
                           part of an AMSSG Structured
                           Investing Group transaction                           AMAGANSETT FUNDING LIMITED        1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

SCADBURY II ASSETS LIMITED This entity was set up as         Cayman          1   SCADBURY UK LIMITED             100.0000%
                           part of an AMSSG Structured       Islands
                           Investing Group transaction

GSFS PRINCIPAL STRATEGIES  part of the Killingholme          Cayman          1   GS FINANCIAL SERVICES L.P.      100.0000%
                           restructure in the AmSSG          Islands             (DEL)
                           business

GSTM LLC                   capital management                Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%

GS SERVICIOS FINANCIEROS   Trade certain products (OTC       Mexico          2   GOLDMAN SACHS GROUP Y             0.0020%
DE MEXICO                  derivatives and Lending                               COMPANIA, S. DE R.L. DE C.V.
                           respectively) with local
                           Mexican clients that are
                           prohibited from trading                               GS FINANCIAL SERVICES L.P.       99.9980%
                           with foreign                                          (DEL)
                           counterparties. (E.g. local                                                           ---------
                           govt bodies etc).                                                                     100.0000%



INDEPENDENCE POWER         Retail marketer licensed to       Delaware        1   J. ARON & COMPANY               100.0000%
MARKETING, LLC             sell power in the state of
                           Maine.

GSTP LLC                   Aircraft ownership and            Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           leasing

GOLDMAN SACHS FINANCIAL    OTC derivatives dealer            Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
MARKETS L.L.C.             (also commonly known as BD
                           Lite).  It currently
                           engages in OTC options on
                           the S&P 500 Index.

GSJC 50 HUDSON URBAN       Lessee and construction           New Jersey      1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
RENEWAL L.L.C.             agent for construction
                           project in Jersey City.

GSJC LAND L.L.C.           Land owner for construction       Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           project in Jersey City.

GSJC 30 HUDSON URBAN       Lessee and construction           New Jersey      1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
RENEWAL L.L.C.             agent for construction
                           project in Jersey City.

GSJC MASTER LESSEE L.L.C.  Jersey City Property              Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%

MLK DRIVE URBAN RENEWAL    Lessee and construction           New Jersey      1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
L.L.C.                     agent for construction
                           project in Jersey City.

PH PIER MANAGEMENT LLC     Purchasing, investing in,         Delaware        1   GSJC LAND L.L.C.                100.0000%
                           financing, selling, leasing
                           and otherwise dealing with
                           direct and indirect
                           interests in real estate
                           assets (including mortgage
                           loans) and in companies or
                           entities owning, leasing
                           and otherwise operating and
                           maintaining such asset

REP ELD GEN-PAR, L.L.C.    To serve as General Partner       Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           of REP ELD Real Estate, L.P.

CALAIS LNG PROJECT         To hold physical                  Delaware        1   GS POWER HOLDINGS LLC           100.0000%
COMPANY, LLC               commodities development
                           project.

ARCHON GROUP, L.P.         Real estate property/asset        Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
                           manager
                                                                                 ARCHON GEN-PAR, INC.              1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON GEN-PAR, INC.       1% general partner of             Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           Archon Group, L.P.

ARCHON GROUP ITALIA,       Provides consulting               Italy           1   ARCHON INTERNATIONAL, INC.      100.0000%
S.R.L.                     services relating to
                           assignment, acquisition,
                           evaluation and management
                           of immovable assets and/or
                           assignment & management of
                           credits.

ARCHON INTERNATIONAL, INC. Holding company for Archon        Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           Italy and Archon Germany

ARCHON GROUP DEUTSCHLAND   Consultancy on economic and       Germany         1   ARCHON INTERNATIONAL, INC.      100.0000%
GmbH                       technical aspects of
                           investment in real estate.
                           Set up to support Archon's
                           activities in Germany.

GOLDMAN SACHS COMMERCIAL   To invest / orignate              Delaware        2   GOLDMAN SACHS COMMERCIAL          1.0000%
MORTGAGE CAPITAL, L.P.     commercial mortgagesTo                                MORTGAGE CAPITAL, LLC
                           invest / orignate
                           commercial mortgages                                  GOLDMAN SACHS BANK USA           99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS COMMERCIAL   general partner of Goldman        Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
MORTGAGE CAPITAL, LLC      Sachs Commerical Mortgage
                           Capital, L.P.

SPF ONE IL, LLC            Serve as intermediate             Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           (intercompany) lender to
                           GS&Co as part of
                           non-recourse financing
                           transaction.  Strategic
                           capital planning entity.

GS&CO ZURICH REPR. OFFICE  Provides sales & mkting for       New York        1   GOLDMAN, SACHS & CO.            100.0000%
                           the equity mkt

SAVOY ASSOCIATES, LLC      Entity is a condominium           Delaware        1   REP SVY REALTY HOLDINGS, L.L.C. 100.0000%
                           developer that is engaged
                           in the business of selling
                           its developed properties.

GOLDMAN SACHS (FRANCE)     1% owner of Goldman Sachs         Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
FINANCE, L.L.C.            Overseas Finance, L.P.;
                           formerly owned 2 Hong Kong
                           companies which have since
                           been liquidated.
                           Non-regulated holding
                           company.

AVELO MORTGAGE, L.L.C.     Mortgage Lending and              Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           Servicing Company
                           (single-family)

GOLDMAN SACHS (ASIA)       Broker/dealer with dealing        Delaware        1   GOLDMAN SACHS HOLDINGS          100.0000%
L.L.C.                     and underwriting business.                            (HONG KONG) LIMITED
                           Registered in HK with HK
                           Coy Registry.  Date of
                           registration in HK 22nd
                           July 1994.Licensed under
                           the HK Securities and
                           Futures Ordinance for the
                           following regulated
                           activities: Type 1 dealing
                           in secur

GS KOREAN BRANCH           Investment bank                   New York        1   GOLDMAN SACHS (ASIA) L.L.C.     100.0000%

GOLDMAN SACHS (ASIA)       Principally engaged in            Hong Kong       1   GOLDMAN SACHS HOLDINGS          100.0000%
SECURITIES LIMITED         dealing in securities adn                             (HONG KONG) LIMITED
                           listed options on behalf of
                           affiliated companies on The
                           Stock Exchange of Hong Kong
                           Limited.

GOLDMAN SACHS              Holding company for PT            Delaware        2   GOLDMAN SACHS GLOBAL              1.0000%
(ASIA PACIFIC) L.L.C.      Goldman Sachs Indonesia.                              HOLDINGS L.L.C.
                           Entity in joint operating
                           agreement with Indonesian                             GOLDMAN SACHS (CAYMAN) HOLDING   99.0000%
                           firm.  Generates investment                           COMPANY                         ---------
                           banking fee income.                                                                   100.0000%



SENNA INVESTMENTS          To invest in KAMCO I loans        Ireland         1   GS FINANCIAL SERVICES L.P.      100.0000%
(IRELAND) LIMITED          purchased from Restamove                              (DEL)
                           Ireland Limited.  (Loans
                           classified as non accrual
                           but is continuing to pay
                           interest.); to ring-fence
                           litigious ASSG KAMCO loan
                           positions from other firm
                           assets within a
                           tax-efficient legal entity

Goldman Sachs              Licensed bank in the U.K.         England         1   GOLDMAN SACHS                   100.0000%
International Ba           performs foreign currency                             INTERNATIONAL BANK
                           option and swap trading and
                           is a deposit-taking
                           institution

PEARL TECH L.L.C.          To hold partnership               Delaware        2   THE GOLDMAN SACHS GROUP, INC.     1.0000%
                           interests in a vehicle
                           which owns a Washington DC
                           office building.                                      GOLDMAN SACHS CREDIT PARTNERS    99.0000%
                                                                                 L.P.
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS              Fund Administration               Nova Scotia     1   GOLDMAN SACHS                   100.0000%
ADMINISTRATION SERVICES                                                          ADMINISTRATION SERVICES
(CANADA) CO.                                                                     (CANADA) HOLDINGS LP

GOLDMAN SACHS              holding company for Goldman       Delaware        3   GOLDMAN SACHS                     1.0000%
ADMINISTRATION SERVICES    Sachs Administration                                  ADMINISTRATION SERVICES
(CANADA) HOLDINGS LP       Services (Canada) Co.                                 (CANADA) HOLDINGS LLC

                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS    25.0000%
                                                                                 L.L.C.

                                                                                 GS FINANCIAL SERVICES L.P.       74.0000%
                                                                                 (DEL)
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS              general partner for Goldman       Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
ADMINISTRATION SERVICES    Sachs Administration                                  (DEL)
(CANADA) HOLDINGS LLC      Services (Canada) Holdings
                           LP

GOLDMAN SACHS (CHINA)      Formed to set up                  Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
L.L.C.                     Representative Offices in
                           Beijing and Shanghai
                           engaging in liaison                                   GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                           activities.                                           L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON CAPITAL BANK        German Bank holding a             Germany         1   ARCHON INTERNATIONAL, INC.      100.0000%
DEUTSCHLAND GMBH           portfolio of german
                           non-performing loans and a
                           restricted banking licence

GOLDMAN SACHS ASSET        Asset management1)                Korea           1   GOLDMAN SACHS ASSET             100.0000%
MANAGEMENT KOREA CO., LTD. Managing, and/or giving                               MANAGEMENT, L.P.
                           management instructions in
                           respect of the investment
                           trusts under the Indirect
                           Investment Asset Management
                           Business Act (the
                           ???AMBA???);2) Managing
                           investment companies under
                           the AMBA; 3) Distributing
                           indire

GS INVESTMENT STRATEGIES   Investment Advisory for           Canada          1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
CANADA INC.                Liberty Harbour funds

GOLDMAN SACHS CANADA INC.  International investment          Ontario         1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           bank and Canadian
                           broker/dealer specializing
                           in fixed income products;
                           regulated Broker/Dealer;
                           all officers of the company
                           must be registered as such
                           with the regulator.

CMLQ INVESTORS COMPANY     Hold mortgages.  To invest        Nova Scotia     2   MLQ, L.L.C.                       1.0000%
                           in and hold performing
                           Canadian loans.                                       MTGLQ INVESTORS, L.P.            99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

A/C GP (NON-POOLING),      Act solely as the general         Delaware        2   THE GOLDMAN SACHS GROUP, INC.    10.0000%
L.L.C.                     partner of Archon Capital
                           (Non-Pooling), L.P.                                   GOLDMAN SACHS MORTGAGE COMPANY   50.0000%
                                                                                                                 ---------
                                                                                                                  60.0000%

GOLDMAN SACHS CANADA       Formerly a 1% general             Alberta         1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
FINANCE INC.               partner of Goldman Sachs
                           Canada Finance, L.P.  Now a
                           1% shareholder of Goldman
                           Sachs Canada Finance Co.
                           entity will be dissolved in
                           the near future.

GOLDMAN SACHS CANADA       Issues commercial paper in        Nova Scotia     2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
FINANCE CO.                Canada and lends the
                           proceeds to regulated and                             GOLDMAN SACHS CANADA FINANCE      1.0000%
                           unregulated GS affiliates                             INC.                            ---------
                           in Canada.                                                                            100.0000%



GS MEZZCO GP, L.L.C.       To act as general partner         Delaware        1   GOLDMAN SACHS MORTGAGE          100.0000%
                           of Archon Capital, L.P.                               COMPANY
                           Provides mezzazine
                           financing.

GOLDMAN SACHS CANADA       Entity formed during 1996         Nova Scotia     2   THE GOLDMAN, SACHS & CO. L.L.C.   1.0000%
CREDIT PARTNERS CO.        to participate in the
                           Canadian Senior bank debt                             THE GOLDMAN SACHS GROUP, INC.    99.0000%
                           business; holds inventory
                           of and trades senior bank
                           debt.
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS (ASIA)       Primarily engaged in              Mauritius       1   GOLDMAN SACHS HOLDINGS          100.0000%
FINANCE                    trading of currencies,                                (HONG KONG) LIMITED
                           securities and other
                           financial products.

GS MEZZCO GP, L.L.C. II    Holding company for Archon        Delaware        1   GOLDMAN SACHS MORTGAGE          100.0000%
                           Capital  Holding, LP.II.                              COMPANY

EXPRESS INVESTMENTS III    SPV for ASSG. Direct              Malaysia        1   GOLDMAN SACHS HOLDINGS          100.0000%
PRIVATE LTD.               investement in Philipppine                            (MAURITIUS) LIMITED
                           based assets (Non-interest
                           accuring).

NJLQ (IRELAND) LIMITED     ASSG entity to hold the           Ireland         1   GS FINANCIAL SERVICES L.P.      100.0000%
                           Jinro loan.Established to                             (DEL)
                           hold ASSG positions in
                           Korean assets.

JADE DRAGON (MAURITIUS)    1) SPV for holding both           Mauritius       1   TIGER STRATEGIC                 100.0000%
LIMITED                    India and PRC investments.                            INVESTMENTS LTD
                           2) Holding company for
                           venture capital companies
                           in India and PRC.

GOLDMAN SACHS (ASIA)       Holding company. Also bears       Delaware        2   GOLDMAN, SACHS & CO.             99.0000%
FINANCE HOLDINGS L.L.C.    EBC costs for employees
                           transferring to/from Gao                              GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                           Hua entities.                                         L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

MUNI TIC TOC SERIES TRUST  Aggregation of multiple           United          1   GOLDMAN, SACHS & CO.            100.0000%
CONS                       trusts used in connection         States
                           with the municipal tender
                           option bond program (TIC
                           TOC).

SINGEL COOL ONE B.V.       Holding Company.  Maison          Netherlands     1   GS FINANCIAL SERVICES L.P.      100.0000%
                           (Management structure                                 (DEL)
                           GAH).  Limited partner of
                           Gestion d'Actifs Haussmann,
                           SCA.

SINGEL COOL TWO B.V.       Holding and Finance.              Netherlands     1   GS FINANCIAL SERVICES L.P.      100.0000%
                           Maison (Management                                    (DEL)
                           structure GAH).  To act as
                           general partner of Gestion
                           d'Actifs Haussmann SCA.

Archon Group France SAS    Provides real estate loan         France          2   SINGEL COOL ONE B.V.             99.9800%
                           and property asset
                           management as well as                                 SINGEL COOL TWO B.V.              0.0200%
                           underwriting services.
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON GROUP FRANCE S.A.S  Provides real estate loan         France          2   SINGEL COOL ONE B.V.             99.9800%
                           and property asset
                           management as well as                                 SINGEL COOL TWO B.V.              0.0200%
                           underwriting services.
                                                                                                                 ---------
                                                                                                                 100.0000%

TORIIZAKA KAIHATSU TK      Holding Hotel assets in           Japan           3   THE GOLDMAN SACHS GROUP, INC.    18.5870%
                           Japan.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   23.5000%
                                                                                 LLC

                                                                                 GK TORIIZAKA KAIHATSU             5.0000%
                                                                                                                 ---------
                                                                                                                  47.0870%

GOLDMAN SACHS GLOBAL       Oil and Gas commodity             Nova Scotia     1   GOLDMAN SACHS GLOBAL            100.0000%
COMMODITIES (CANADA)       operating entity                                      COMMODITIES (CANADA)
CORPORATION                                                                      HOLDINGS, LP

GOLDMAN SACHS GLOBAL       Ownership of a newly formed       Delaware        3   GOLDMAN SACHS GLOBAL              1.0000%
COMMODITIES (CANADA)       Canadian entity which will                            COMMODITIES (CANADA)
HOLDINGS, LP               conduct the firms Canadian                            HOLDINGS LLC
                           commodities business.
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS    25.0000%
                                                                                 L.L.C.

                                                                                 GS FINANCIAL SERVICES L.P.       74.0000%
                                                                                 (DEL)                           ---------
                                                                                                                 100.0000%



GOLDMAN SACHS GLOBAL       Ownership of a newly formed       Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
COMMODITIES (CANADA)       Canadian entity which will                            (DEL)
HOLDINGS LLC               conduct the firms Canadian
                           commodities business.

REP CHW REALTY, L.L.C.     To invest in land and land        Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           development.

REP ELD REAL ESTATE        To invest in land and land        Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.8000%
LIMITED PARTNERSHIP        development
                                                                                 REP ELD GEN-PAR, L.L.C.           0.2000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ELBE FUNDING LIMITED       Established as part of an         Cayman          1   GOLDMAN SACHS (CAYMAN)          100.0000%
                           SSG Structured Investing          Islands             HOLDING COMPANY
                           Group transaction.

RHYS TRUST                 Established as part of an         Jersey          2   GS FINANCIAL SERVICES L.P.       95.0000%
                           SSG Structured Investing                              (DEL)
                           Group transaction.
                                                                                 GS GLOBAL MARKETS, INC.           5.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

SAPIEN LIMITED             Established as part of an         Isle of         1   RHYS TRUST                      100.0000%
                           SSG Structured Investing          Jersey
                           Group transaction.

SARGASSO LIMITED           Established as part of an         Jersey          1   SAPIEN LIMITED                  100.0000%
                           SSG Structured Investing
                           Group transaction.

GS CAPITAL PARTNERS 2000   Consolidating employee fund.      Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
EMPLOYEE FUND, L.P.

GS ASIAN VENTURE           holding company                   Delaware        3   GOLDMAN SACHS (ASIA)             25.0000%
(DELAWARE) L.L.C.                                                                FINANCE HOLDINGS L.L.C.

                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS    73.0000%
                                                                                 L.L.C.

                                                                                 GS FINANCIAL SERVICES L.P.        2.0000%
                                                                                 (DEL)
                                                                                                                 ---------
                                                                                                                 100.0000%

TIGER STRATEGIC            Holding company for ASSG          Mauritius       1   GS ASIAN VENTURE                100.0000%
INVESTMENTS LTD            entities                                              (DELAWARE) L.L.C.

PANDA INVESTMENTS LTD      Holding company for ASSG          Mauritius       1   TIGER STRATEGIC                 100.0000%
                           entities                                              INVESTMENTS LTD

MLT INVESTMENTS LTD.       Holding company for ASSG          Mauritius       1   TIGER STRATEGIC                 100.0000%
                           entities                                              INVESTMENTS LTD

EUSTON ENTERPRISES LIMITED To hold ASSG investments in       Hong Kong       1   MLT INVESTMENTS LTD.            100.0000%
                           Tung Fung Development Co.

FAIRWAY ENTERPRISES        To hold ASSG investments in       Hong Kong       1   MLT INVESTMENTS LTD.            100.0000%
LIMITED                    Tung Fung Development Co.

GOLDMAN SACHS              Principally engaged in            Hong Kong       1   GOLDMAN SACHS (CAYMAN)          100.0000%
ADMINISTRATION SERVICES    providing fund                                        TRUST, LIMITED
(ASIA) LIMITED             administration services to
                           clients of affiliated
                           companies.

GOLDMAN SACHS              Broker/dealer which engages       England         2   GOLDMAN SACHS HOLDINGS (U.K.)    99.0000%
INTERNATIONAL              in proprietary and agency
                           transactions in the fixed                             GOLDMAN SACHS GROUP HOLDINGS      1.0000%
                           income, equity and currency                           (U.K.)                          ---------
                           market, provides investment                                                           100.0000%
                           banking services in Europe



GOLDMAN SACHS              Provides IBD,Asset, & PWM         United          1   GOLDMAN SACHS INTERNATIONAL     100.0000%
INTERNATIONAL,DI           services out of Dubai             Kingdom

GOLDMAN SACHS INTL         Stockholm branch is an IBD        United          1   GOLDMAN SACHS INTERNATIONAL     100.0000%
SWEDEN BRAN                office                            Kingdom

GSI, SUCURSAL EN ESPANA    branch of London, does IBD        Spain           1   GOLDMAN SACHS INTERNATIONAL     100.0000%
                           business in Spain

GOLDMAN SACHS INTL         IBD office locacted in            United          1   GOLDMAN SACHS INTERNATIONAL     100.0000%
JOHANNESBUR                Johannesburg                      Kingdom

FIRST ALLMERICA FINANCIAL  Stock insurance corporation       Massachusetts   1   COMMONWEALTH ANNUITY AND        100.0000%
LIFE INSURANCE COMPANY     transacting in the life                               LIFE INSURANCE COMPANY
                           insurance and annuity
                           businesses.

GS EQUITY MARKETS, L.P.    Established to segregate          Bermuda         2   GSEM (DEL) LLC                   99.0000%
                           trading of UK structured
                           equity products;                                      GSEM BERMUDA HOLDINGS, L.P.       1.0000%
                           non-regulated Bermuda based                                                           ---------
                           subsidiary which trades                                                               100.0000%
                           structured equity
                           products;Holds hedges to
                           derivative transactions
                           executed by Goldman outside
                           of the US.  GSEM trades
                           only with other



GOLDMAN SACHS HOLDINGS     Non-regulated tax efficient       England         1   GOLDMAN SACHS GROUP             100.0000%
(U.K.)                     holding company for U.K.                              HOLDINGS (U.K.)
                           pass-through entities

GS DIRECT PHARMA LIMITED   investment in                     Mauritius       1   GS DIRECT, L.L.C.               100.0000%
                           pharmaceutical company in
                           China

REP LKS REALTY, L.L.C.     Ownership and investment in       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           office property known as                              INC.
                           Lakeside Atrium,  located
                           in Santa Clara, CA

GOLDMAN SACHS (MONACO)     In accordance with law no.        Monaco          1   GOLDMAN SACHS GROUP             100.0000%
S.A.M.                     1.194 of 9 July 1997 and                              HOLDINGS (U.K.)
                           Sovereign Ordinance no.
                           13.184 of 16 September
                           1997, as modified, the
                           Minister of State has
                           authorised the company to
                           carry out the following
                           activities:  transfer of
                           orders on the financial
                           markets of s

GOLDMAN SACHS EUROPE       This is the entity used for       Isle of         1   GOLDMAN SACHS INTERNATIONAL     100.0000%
LIMITED                    contracting with the firm's       Jersey
                           EMEA International Country
                           Advisers.

GOLDMAN SACHS MANAGEMENT   Set up to oversee a number        Ireland         2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
(IRELAND) LIMITED          of GSAM managed Trusts
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS ASSET        London-based provider of          England         2   GOLDMAN SACHS HOLDINGS (U.K.)    99.0000%
MANAGEMENT INTERNATIONAL   asset management and
                           investment advisory                                   GOLDMAN SACHS GROUP HOLDINGS      1.0000%
                           services, covering European                           (U.K.)
                           and other international                                                               ---------
                           asset classes.                                                                        100.0000%



GSPS INVESTMENTS LIMITED   GSPS London investment            England         1   GSPS STRATEGIES CORP.           100.0000%
                           company

THE GOLDMAN SACHS TRUST    Established as a limited          Delaware        1   THE GOLDMAN SACHS TRUST         100.0000%
COMPANY OF DELAWARE        purpose trust company.                                COMPANY, N.A.

THE GOLDMAN SACHS TRUST    To carry on the business of       Federal         1   THE GOLDMAN SACHS GROUP,        100.0000%
COMPANY, N.A.              banking limited to the                                INC.
                           exercise of full fiduciary
                           powers and the support of
                           activities incidental to
                           the exercise of these
                           powers. A creature of
                           banking law --it's a
                           national association

GOLDMAN SACHS INSURANCE    To sell life insurance            New York        1   THE GOLDMAN SACHS GROUP,        100.0000%
AGENCY, INC.               products and receive                                  INC.
                           commissions; broker in the
                           life insurance business

PEARL STREET INSURANCE     Insures specific hazards          Vermont         1   THE GOLDMAN SACHS GROUP,        100.0000%
COMPANY, INC.              and operational risks of                              INC.
                           the firm.

GOLDMAN SACHS BANK USA     OLD UTAH BANK                     Utah            1   GOLDMAN SACHS BANK USA          100.0000%

GSPS STRATEGIES CORP.      Setup to trade private            Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           equity investments.                                   INC.

MONEY PARTNERS FINANCIAL   Principal business of NEWCO       United          1   GOLDMAN SACHS GROUP             100.0000%
COMPANY LIMITED            is to act as subparticipant       Kingdom             HOLDINGS (U.K.)
                           for loans originated by
                           GSIB Milan Branch and the
                           secondary trading of such
                           loans.

GOLDMAN SACHS GLOBAL       Holds minority interests in       Delaware        2   THE GOLDMAN, SACHS & CO. L.L.C.   1.0000%
HOLDINGS L.L.C.            various subsidiaries
                                                                                 THE GOLDMAN SACHS GROUP, INC.    99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS COMMODITY ASSET         holding company of non-us         Cayman          1   GS ASIAN VENTURE                100.0000%
HOLDINGS (CAYMAN) LTD.     investments                       Islands             (DELAWARE) L.L.C.

FORRES INVESTMENTS LIMITED Set up as part of rthe            Cayman          1   FORRES LLC                      100.0000%
                           structured investing trade        Islands
                           that will enter into swaps
                           and purchase treasuries.

LITTON MORTGAGE SERVICING, 100 % Subsidiary of GS Bank       Utah            1   GOLDMAN SACHS BANK USA          100.0000%
LLC                        USA (0247) and 99.99% owner
                           of Litton Loan Servicing LP.

LITTON CONSUMER AND        100 % Subsidiary of GS Bank       Utah            1   GOLDMAN SACHS BANK USA          100.0000%
CORPORATE SERVICING, LLC   USA (0247) and .01% owner
                           of Litton Loan Servicing LP.

LITTON LOAN SERVICING LP   Litton Loan Servicing LP, a       Delaware        2   LITTON MORTGAGE SERVICING, LLC   99.9900%
                           Delaware limited
                           partnership, is approved to                           LITTON CONSUMER AND CORPORATE     0.0100%
                           service mortgage loans.                               SERVICING, LLC
                           The entity is licensed to
                           conduct business in
                           variuous states and subject
                           to regulation and
                           examination by various
                           agencies and certain states.
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS ISRAEL LLC   Single Member Office in           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Israel.  For Regulatory                               INC.
                           matters contact Robert
                           Charnley  or Matthias Bock
                           in London.  Israeli
                           investment research entity.

GOLDMAN SACHS SERVICES     Non-regulated entity;             British         1   GOLDMAN, SACHS & CO.            100.0000%
LIMITED                    employer of certain London        Virgin I
                           office personnel

GS GLOBAL FUNDING (UK)     Holds a Far East structured       England         1   GOLDMAN SACHS INTERNATIONAL     100.0000%
                           finance deal.

GS NEW MARKETS FUND, LLC   UIG                               Delaware        2   THE GOLDMAN SACHS GROUP, INC.    98.0000%

                                                                                 GS NEW MARKETS FUND PNR, INC.     2.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS NEW MARKETS FUND PNR,   UIG                               Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
INC.

GOLDMAN SACHS DIRECT       Consolidated employee fund        Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
INVESTMENT FUND 2000, L.P.

GOLDMAN SACHS (JAPAN) LTD. Holding shares in Goldman         British         1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Sachs Japan Co., Ltd.             Virgin I            INC.

GOLDMAN SACHS JAPAN CO.,   Securities Broker Dealar,         Japan           1   GOLDMAN SACHS (JAPAN) LTD.      100.0000%
LTD.                       Investment bank, Money
                           Lender, Real Estate Broker,
                           Financial Ins Financial
                           Instruments business
                           registration according to
                           the enforcement of the
                           Financial Instruments and
                           Exchange Law (FIEL), the
                           amended Securities and
                           Exchange

GOLDMAN SACHS REALTY JAPAN Real Estates Business             Japan           1   MLQ INVESTORS, L.P.             100.0000%
LTD.

GOLDMAN SACHS ASSET        Registered investment             Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
MANAGEMENT, L.P.           adviser.  holding company
                           for Goldman Sachs Asset                               GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                           amanagement Japan Limited.                            L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

STONE STREET PEP           To facilitate the                 Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
TECHNOLOGY FUND 2000, L.P. consolidation of the GSAM                             INC.
                           employee funds.

GOLDMAN SACHS ASSET        Investment management of          Japan           2   THE GOLDMAN SACHS GROUP, INC.     1.0000%
MANAGEMENT CO., LTD.       securities investment
                           trusts; discretionary and                             GOLDMAN SACHS ASSET MANAGEMENT,  99.0000%
                           non-discretionary                                     L.P.
                           investment advisory                                                                   ---------
                           business since 4/1/02.                                                                100.0000%
                           Established in connection
                           with obtaining a mutual
                           fund license in
                           Japan.Limited license to
                           engage in offering of
                           offshor



GOLDMAN SACHS              The Company to act as             Ireland         1   GOLDMAN SACHS IRELAND           100.0000%
ADMINISTRATION SERVICES    manager of Goldman Sachs                              HOLDINGS LIMITED
COMPANY LIMITED            Global Currency Fund -
                           Dollar Plus, Goldman Sachs
                           Global Currency Fund - Euro
                           Plus, Goldman Sachs Money
                           Market Funds, Goldman Sachs
                           Global Funds, Goldman Sachs
                           Global Multi Manager Funds,
                           Goldman Sachs Select

GOLDMAN SACHS INVESTMENTS  To hold investments on            Bermuda         1   THE GOLDMAN SACHS GROUP,        100.0000%
LTD.                       behalf of yet-to-be formed                            INC.
                           funds.

GS PENSION MANAGEMENT      GSAM-related vehicle formed       Cayman          2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
COMPANY                    to serve as the general           Islands
                           partner of Progressive                                GOLDMAN SACHS (CAYMAN) HOLDING    1.0000%
                           Pension Management LP; also                           COMPANY
                           general partner of                                                                    ---------
                           Progressive Pension                                                                   100.0000%
                           Management II, LP; Nenpuku
                           is the indirect limited
                           partner of both entities



Goldman Sachs Fund         Administration and                Luxembourg      2   GOLDMAN SACHS HOLDINGS (U.K.)     1.0000%
Management S.A.            management of one or
                           several mutual investment                             GOLDMAN SACHS (UK) L.L.C.        99.0000%
                           funds or investment                                                                   ---------
                           companies organised under                                                             100.0000%
                           the laws of Luxembourg.
                           Management company for
                           German Bond Fund.



GOLDMAN SACHS JAPAN        Following services in             Japan           1   GOLDMAN SACHS (JAPAN) LTD.      100.0000%
HOLDINGS, LTD.             response to requests by The
                           Goldman Sachs Group,
                           Inc.???s subsidiaries in
                           Japan and across Asia. 1.
                           Leasing and sub leasing of
                           real estate2.  General
                           Administration services
                           including facility
                           management, real estate and
                           other lea

PALMWOOD CO., LTD.         Holding loans transferred         Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           from PIAJ, and assets                                 LTD.
                           purchased from Hyogin
                           Factor.

GOLDMAN SACHS CREDIT       Purchasing Loans.                 Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
PARTNERS (JAPAN), LTD.                                                                             LTD.

GS STRATEGIC INVESTMENTS   Invest in TK arrangements         Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
JAPAN LLC                  in Japan                                              (DEL)

JUPITER INVESTMENT CO.,    ASSG Equity Position. Holds       Japan           2   AR HOLDINGS GK                    0.0006%
LTD.                       equities for investment.
                                                                                 MLQ INVESTORS, L.P.              99.9994%
                                                                                                                 ---------
                                                                                                                 100.0000%

CITRINE INVESTMENT TK      Holds a hotel in Osaka,           Japan           3   THE GOLDMAN SACHS GROUP, INC.    18.9780%
                           Japan.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   24.1000%
                                                                                 LLC

                                                                                 CITRINE INVESTMENT CO., LTD.      5.0000%
                                                                                                                 ---------
                                                                                                                  48.0780%

MERCER INVESTMENTS IV      SPV for REPIA and ASSG.           Malaysia        2   THE GOLDMAN SACHS GROUP, INC.    14.7805%
PRIVATE LTD.               Equity Investment in PRC
                           Investment SPC.                                       GOLDMAN SACHS HOLDINGS           85.2195%
                                                                                 (MAURITIUS) LIMITED
                                                                                                                 ---------
                                                                                                                 100.0000%

EXPRESS SECURITIZATION     Invest in Cho Hung bank           Korea           1   BEST INVESTMENTS                100.0000%
SPECIALTY L.L.C.           deal.                                                 (DELAWARE) L.L.C.

R and G CO., LTD.          Invests in non-performing         Japan           2   GOLDMAN SACHS REALTY JAPAN LTD.  98.3333%
                           loans.
                                                                                 JLQ LLC                           1.6667%
                                                                                                                 ---------
                                                                                                                 100.0000%

MERCER INVESTMENTS V       SPV for ASSG.  Equity             Malaysia        1   GOLDMAN SACHS HOLDINGS          100.0000%
PRIVATE LTD.               investments in Beijing                                (MAURITIUS) LIMITED
                           Goldman Sachs Consulting
                           Co., Ltd (formerly Shang Er
                           Kang) (PRC On-shore
                           Consulting/Servicing
                           Company).

EXPRESS II SECURITIZATION  Invest in Cho Hung bank           Korea           1   BEST INVESTMENTS                100.0000%
SPECIALTY L.L.C.           deal.                                                 (DELAWARE) L.L.C.

GAC PERSONAL CO., LTD.     Purchasing loans from RCC         Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           (Hyogin loan). Owns loans                             LTD.
                           and equity in subsidiary
                           (Owns Hyogo Wide Service,
                           Midori Data and Wakaba
                           Hoken Daiko).

PHOENIX OXNARD LLC         Created for transaction in        Delaware        1   MLQ INVESTORS, L.P.             100.0000%
                           Japan

GOLDMAN SACHS JBWERE       Regulated by the Australian       Australia       2   THE GOLDMAN SACHS GROUP, INC.   100.0000%
FINANCIAL MARKETS PTY LTD  Securities and Investments
                           Commission and transacts                              J. ARON & COMPANY                 0.0000%
                           FICC business in Australia                                                            ---------
                           and New Zealand.                                                                      100.0000%
                           Essentially, the company
                           transacts with Australian
                           and New Zealand clients and
                           enters into back to back
                           trades with J Aron NY or a



ARCHON HOSPITALITY K.K.    Management of Hotels              Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

LEAF GREEN CO., LTD.       Purchasing loans (RCC-MTB)        Japan           2   GOLDMAN SACHS (ASIA) FINANCE      0.0000%

                                                                                 GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

LINDEN WOOD, LTD.          Purchasing unsecured loans        Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                           jointly with Nochu                Islands

SOLAR WIND LTD.            Purchasing loans from SMBC        Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                                                             Islands

GOLDMAN SACHS MITSUI       AAA rated company                 Delaware        2   GSMMDPGP, INC.                    1.0000%
MARINE DERIVATIVE          established to provide
PRODUCTS, L.P.             credit rating enhancement                             GOLDMAN SACHS HOLDINGS           49.0000%
                           to derivative product                                 (NETHERLANDS) B.V.
                           trading.  All trades to                                                               ---------
                           third parties are back to                                                              50.0000%
                           back with affiliates.



AZABU CAPITAL HOLDING CO., Holding Teibow.                   Japan           1   JUPITER INVESTMENT CO., LTD.    100.0000%
LTD.

NIHON HOTEL INVESTMENT TK  To hold hotels in Japan.          Japan           3   THE GOLDMAN SACHS GROUP, INC.    39.4734%

                                                                                 GS STRATEGIC INVESTMENTS JAPAN   50.1269%
                                                                                 LLC

                                                                                 NIHON HOTEL INVESTMENT CO.,      10.3998%
                                                                                 LTD.
                                                                                                                 ---------
                                                                                                                 100.0000%

NEPHRITE EQUITY CO., LTD.  Flagged for SMAP2 dealTK          Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           investor of Amethyst Realty
                           Co., Ltd.

AMETHYST REALTY TK         To hold real estate in Japan      Japan           2   NEPHRITE EQUITY CO., LTD.        85.0000%
                                                                                 AMETHYST REALTY CO., LTD.         5.0000%
                                                                                                                 ---------
                                                                                                                  90.0000%

OMACHI ONSEN KAIHATSU CO., Flagged for Onsen deal.           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
LTD.                                                                             LTD.

TG FUND TK                 To hold real estate in            Japan           2   AMETHYST REALTY TK               99.0000%
                           Japan.
                                                                                 TG FUND CO., LTD.                 1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK SAKURAZAKA CAPITAL      Flagged for Principal             Japan           2   AR HOLDINGS GK                    1.0000%
                           Finance Deals
                                                                                 MLQ INVESTORS, L.P.              99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

YOSHINO HOSPITALITY CO.,   Created for Ometosando deal       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
LTD.                                                                             LTD.

REAL ESTATE CREATION FUND2 Created for Ometosando deal       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
CO., LTD.                                                                        LTD.

NAGASAKA KAIHATSU CO.,     Created for Ometosando deal       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
LTD.                                                                             LTD.

YOSHINO KAIHATSU CO., LTD. Created for Ometosando deal       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

STAR GATE REALTY CO., LTD. Created for Ometosando deal       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

REC INVESTMENTS2 CO., LTD. Created for Ometosando deal       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

PIA HOLDINGS CAYMAN        Holding Shares.                   Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                                                             Islands

GS PIA HOLDINGS GK         Flagged for PIA deals             Japan           2   PIA HOLDINGS CAYMAN               0.4526%

                                                                                 MLQ INVESTORS, L.P.              99.5475%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS FINANCIAL SERVICES II,  Entity set up as part of an       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LLC                        AMSSG structured                                      INC.
                           transaction.  To act as a
                           parent company to AFCO 4
                           and the Amagansett chain of
                           companies.

GSMMDPGP, INC.             General partner of Goldman        Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
                           Sachs Mitsui Marine
                           Derivative Products, L.P.

GOLDMAN SACHS GESTION      To manage Spanish SICAVs,         Spain           1   GOLDMAN SACHS                   100.0000%
S.G.I.I.C. S.A.            discretionary portfolios,                             (NETHERLANDS) B.V.
                           provide advisory services
                           and distribute funds.

WILLIAM STREET LLC         William Street LLC will           Utah            1   GOLDMAN SACHS BANK USA          100.0000%
                           offer credit commitments
                           and extensions of credit to
                           investment-grade corporate
                           clients.  These facilities
                           are predominantly
                           commercial paper
                           facilities, term loans or
                           revolving credit facilities
                           that are intended to
                           provide back-u

GSPS ASIA LIMITED          SPV for GSPS business in          Mauritius       1   GS ASIAN VENTURE                100.0000%
                           Asia                                                  (DELAWARE) L.L.C.

GSPS DAI VIET LTD.         SPV to hold 1 GSPS's              Mauritius       1   GSPS ASIA LIMITED               100.0000%
                           investment in Vietnam.

GSPS LOTUS LIMITED         Not commenced business            Mauritius       1   GSPS ASIA LIMITED               100.0000%

BLUE LOTUS LIMITED         Korea Principal Finance           Ireland         1   GS ASIAN VENTURE                100.0000%
                           business for the Asia GSPS                            (DELAWARE) L.L.C.
                           desk

GOLDMAN SACHS HOLDINGS     To own the GS limited             Netherlands     1   GOLDMAN SACHS BANK USA          100.0000%
(NETHERLANDS) B.V.         partnership interest in
                           GSMMDP

GOLDMAN SACHS (INDIA)      Formed to hold                    Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
L.L.C.                     Representative Office in
                           India                                                 GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

GS INDIA HOLDINGS          Holding company for               Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
(DELAWARE) L.L.C.          investments into India.                               INC.

GS INDIA HOLDINGS L.P.     Holding company for               Delaware        3   THE GOLDMAN SACHS GROUP, INC.    74.9900%
                           investments into India.
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS    25.0000%
                                                                                 L.L.C.

                                                                                 GS INDIA HOLDINGS (DELAWARE)      0.0100%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

NAM VIET LTD.              Holding company for Vietnam       Mauritius       1   GSPS ASIA LIMITED               100.0000%
                           investment.

GREEN LOTUS LIMITED        Investment holding company        Mauritius       1   GSPS ASIA LIMITED               100.0000%
                           for a PRC investment for
                           GSPS.Investment holding
                           company for a PRC
                           investment for GSPS.

VANTAGE MARKETPLACE        to establish a holding            Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
HOLDINGS, LLC              company for Vantage                                   INC.
                           Marketplace LLC

EMBARGO, LLC               To purchase portfolios of         Delaware        1   MTGLQ INVESTORS, L.P.            80.0000%
                           credit cards receivables.

REC INVESTMENTS TK         An ASSG related entity that       Japan           2   GS STRATEGIC INVESTMENTS         69.0000%
                           invests in loans.                                     JAPAN LLC

                                                                                 REC INVESTMENTS CO., LTD.         5.0000%
                                                                                                                 ---------
                                                                                                                  74.0000%

REAL ESTATE CREATION       Acquiring non performing          Japan           2   REC INVESTMENTS TK               85.0000%
FUND TK                    loans and realizing them.(
                           Resona Deal )                                         REAL ESTATE CREATION FUND CO.,    5.0000%
                                                                                 LTD.
                                                                                                                 ---------
                                                                                                                  90.0000%

MUSASHI CAYMAN CO., LTD.   Holding GK Musashi                Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                                                             Islands

SHIRE II ASSETS LIMITED    Established as part of an         Cayman          1   SHIRE UK LIMITED                100.0000%
                           SSG Structured Investing          Islands
                           Group transaction.

SHIRE FUNDING LIMITED      Established as part of an         Cayman          1   SHIRE UK LIMITED                100.0000%
                           SSG Structured Investing          Islands
                           Group transaction.

SHIRE UK LIMITED           Holding Company                   England         1   GOLDMAN SACHS GROUP             100.0000%
                                                                                 HOLDINGS (U.K.)

BAY WIND TK                Real Estate business              Japan           3   THE GOLDMAN SACHS GROUP, INC.     6.5200%

                                                                                 BAY WIND REALTY FINANCE           5.0000%
                                                                                 (CAYMAN) COMPANY

                                                                                 SHIGA (DELAWARE) LLC             35.0000%
                                                                                                                 ---------
                                                                                                                  46.5200%

PRIME EQUITY CO., LTD.     Dissolved as of 14/10/2008        Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           with Hung Ke Lee as
                           liquidator, liquidation
                           completed as of 19/02/2009.

MG PARTNERS TK             Invests in real estate.           Japan           2   MG PARTNERS CO., LTD.             5.0000%

                                                                                 KIRI (DELAWARE) L.L.C.           75.0000%
                                                                                                                 ---------
                                                                                                                  80.0000%

AMAGANSETT FINANCING       Established as part of an         Cayman          1   GOLDMAN SACHS GROUP             100.0000%
LIMITED                    SSG Structured Investing          Islands             HOLDINGS (U.K.)
                           Group transaction.

GS LONGPORT INVESTMENT     Part of structured                Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
CORPORATION                transaction with BNP                                  (DEL)
                           Paribas.

GS OCEANSIDE INVESTMENTS   Part of structured                Delaware        1   GS LONGPORT INVESTMENT          100.0000%
LLC                        transaction with BNP                                  CORPORATION
                           Paribas.

NORMANDY FUNDING CORP.     To capitalize an entity           Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           used to raise 750 million
                           of financing.

SOCIETA' ACQUISIZIONE E    Purchases non-performing          Italy           2   ARCHON GROUP ITALIA, S.R.L.       2.0000%
RIFINANZIAMENTO CREDITI    Italian mortgage and
SRL                        consumer loan portfolios                              MTGLQ INVESTORS, L.P.            98.0000%
                           and then securitizes them.
                                                                                                                 ---------
                                                                                                                 100.0000%

GS HULL HOLDING, INC.      Holding company for Hull          Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%

THE HULL GROUP, L.L.C.     To engage directly or             Illinois        2   THE GOLDMAN SACHS GROUP, INC.    12.3300%
                           indirectly through trading
                           partnerships or other
                           trading arrangements with                             GS HULL HOLDING, INC.            87.6700%
                           others in trading &                                                                   ---------
                           investment activities.                                                                100.0000%
                           Managing member for Hullm
                           Trading Company, L.L.C.To
                           tranfer any and all lawful
                           businesses for which
                           limited li



SLK-HULL DERIVATIVES LLC   History:  1985 Hull Trading       Delaware        1   THE HULL GROUP, L.L.C.          100.0000%
                           Company, an ILL general
                           partnership is formed; 1995
                           Hull Trading Company is
                           converted to an ILL LLC;
                           1998 A decision is made to
                           create a holding company
                           structure;
                           Broker/Dealer;SEC File No.
                           8-51552.  The SHD BDW was
                           filed on

HULL TRADING UK            To carry on business as a         England         1   THE HULL GROUP, L.L.C.          100.0000%
                           general commercial
                           company.  Proprietary
                           trading firm.
                           Re-registered as unlimited
                           on 16 August 2004

HULL TRADING ASIA LIMITED  Holding company.                  Hong Kong       1   THE GOLDMAN SACHS GROUP, INC.   100.0000%

FRANKFURTER MOBILIEN       was constituted to acquire        Isle of         1   GS FINANCIAL SERVICES L.P.      100.0000%
LIMITED                    and own German share              Jersey              (DEL)
                           purchases, leases and loans.

AKTEAS Srl                 ESSG Italian Real Estate          Italy           1   ELQ INVESTORS, LTD              100.0000%
                           trading entity and
                           controlled and managed by
                           Archon Italy

NEG (TPL) LIMITED          The principal activity of         United          1   ELQ INVESTORS, LTD              100.0000%
                           the Company is to hold an         Kingdom
                           investment in Teesside
                           Power Limited, a company
                           established to build and
                           operate a power station on
                           Teesside.

SOUTH WALES TPL            ESSG related entity               United          1   ELQ INVESTORS, LTD              100.0000%
INVESTMENTS LIMITED        established to hold an            Kingdom
                           investment in a power
                           company.

WESTERN POWER INVESTMENTS  Holding company for               England         1   ELQ INVESTORS, LTD              100.0000%
LIMITED                    Teesside Power Limited

YELLOW ACQUISITIONS LTD    Opportunities Fund SPV to         England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           hold Yellow NPL Portfolio                             INVESTMENT FUND B.V.

GS CAPITAL FUNDING         The entity is setup as part       Cayman          1   GS CAPITAL FUNDING (UK) II      100.0000%
(CAYMAN) LIMITED           of an upcoming Structured         Islands             LIMITED
                           Investment Group (SSG)
                           transaction.

GS CAPITAL FUNDING, INC.   The entity is setup as part       Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
                           of an upcoming Structured                             (DEL)
                           Investment Group (SSG)
                           transaction.

GS CAPITAL FUNDING         The entity is setup as part       Cayman          1   GOLDMAN SACHS GROUP             100.0000%
(CAYMAN) II LIMITED        of an upcoming Structured         Islands             HOLDINGS (U.K.)
                           Investment Group (SSG)
                           transaction.

GSFS (CAYMAN) 2002         Set up as part of a               Cayman          1   GS FINANCIAL SERVICES L.P.      100.0000%
A LIMITED                  Structured Investing Group        Islands             (DEL)
                           transaction.  The entity
                           will be capitalised by GS
                           Financial Services LP.
                           It's purpose will purely be
                           to sell a third party a put
                           option over the third
                           parties' minority interest
                           in a GS controlled Unit Trus

CONRAD P4 LTD.             SPV to purchase the CP4           England         1   ELQ INVESTORS, LTD              100.0000%
                           Porfolio of NPLs from HVB
                           (via HANSEN & SCHUCHT
                           DEBITORENMANAGEMENT GMBH)

GS CAPITAL FUNDING (UK)    Investment Company                England         1   GS CAPITAL FUNDING, INC.        100.0000%
II LIMITED

SUNE SOLAR FUND I LLC      Company founded to support        Delaware        1   GS SOLAR POWER I, LLC           100.0000%
                           the installation of solar
                           electric systems.

RUBY REALTY TK             Holds commercial buildings        Japan           3   THE GOLDMAN SACHS GROUP, INC.    39.4734%
                           in Tokyo, Japan.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   50.4388%
                                                                                 LLC

                                                                                 RUBY REALTY CO., LTD.            10.0878%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK ARAKAWA HOLDING         Flagged for Yodoyabashi           Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Deal (REO). Owns real
                           estate beneficiary right.

ARAKAWA HOLDING TK         To acquire real estate            Japan           3   THE GOLDMAN SACHS GROUP, INC.    24.5000%
                           under a deal called
                           Yodoyabashi.                                          GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 GK ARAKAWA HOLDING                5.0000%
                                                                                                                 ---------
                                                                                                                  54.5000%

GK KAZAHANA                Flagged for Joy Park Deal.        Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           Owns beneficiary rights of
                           Joy Park Kakogawa.

ARCHON JAPAN BRANCH        To set up Archon Japan            Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           (division of GSRJL) with ots
                           own enity code. Initially
                           set up as Shell Entity 8.

GK FUNABIKI                Flagged for Onsen Deal.           Japan           1   AR HOLDINGS GK                  100.0000%
                           Owns Ryokans (Japanese
                           inns) and their employees.

GK GEKKO                   Flagged for Project Taurus.       Japan           1   JUPITER INVESTMENT CO., LTD.    100.0000%

GK SAYAMA                  Flagged for Shinjjuku             Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           retail REO deal.

GK ARISUGAWA FINANCE       Flagged for PFS Deal              Japan           2   GOLDMAN SACHS REALTY JAPAN LTD.  99.0000%
                           (Project SJ). Owns Loans
                           and Warrants.                                         AR HOLDINGS GK                    1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ARISUGAWA FINANCE TK       To Invest in Loan and             Japan           1   GK ARISUGAWA FINANCE             54.5455%
                           Preferred Shares of AP8, a
                           SPC created by Advantage
                           Partners, a well known MBO
                           fund in Japan

GK ASUKA                   Flagged for Hunet Deal.           Japan           1   AR HOLDINGS GK                  100.0000%

SHINING PARTNERS TK2       Consolidation of Japan            Japan           2   GS STRATEGIC INVESTMENTS         95.0000%
                           Entity (to hold SPL                                   JAPAN LLC
                           portfolio)
                                                                                 SHINING PARTNERS LTD.             5.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

SHINING PARTNERS LTD.      Tokyo Brach / Nishi-Azabu         Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                           Annex, 20-16, Nishi-Azabu         Islands
                           3-chome, Minato-ku, Tokyo.

SLK GLOBAL MARKETS         Introduces foreign customer       England         2   SLK INDEX SPECIALISTS, LLC        0.0000%
                           trades to Spear, Leeds &
                           Kellogg, LP on a                                      GOLDMAN SACHS EXECUTION &       100.0000%
                           fully-disclosed basis.                                CLEARING, L.P.
                                                                                                                 ---------
                                                                                                                 100.0000%

SLK INDEX SPECIALISTS, LLC Acts as the AMEX specialist       New York        1   GOLDMAN SACHS EXECUTION &       100.0000%
                           in index-based derivative                             CLEARING, L.P.
                           products.  Broker Dealer;
                           SEC File No. 8-44563

SPEAR, LEEDS & KELLOGG     To act as a specialist on         New York        1   GOLDMAN SACHS EXECUTION &       100.0000%
SPECIALISTS LLC            the New York Stock                                    CLEARING, L.P.
                           Exchange; Broker Dealer;
                           SEC File No. 8-49673

SLK LLC                    The surviving entity of the       New York        1   GSTM LLC                        100.0000%
                           10/30/2000 merger between
                           SLK Acquisition LLC
                           (Goldman merger vehicle)
                           and SLK LLC.   The Goldman
                           Sachs Group, Inc. is the
                           Managing Member.  SLK
                           Acquisition Holdings, Inc.
                           is the other member.  The
                           surviving entity of the
                           10/30

GOLDMAN SACHS EXECUTION &  Broker Dealer; SEC File No.       New York        1   SLK LLC                         100.0000%
CLEARING, L.P.             8-00526;  proprietary
                           trading, customer business
                           clearing firm

KANSAI REALTY TK           ASSG entity engaged in real       Japan           2   MG PARTNERS TK                   99.0000%
                           estate activities in Japan.
                                                                                 KANSAI REALTY CO., LTD.           1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

HYOGO WIDE SERVICE CO.,    Gurantee loan purchased           Japan           1   GAC PERSONAL TK                 100.0000%
LTD.                       from RCC

MIDORI DATA CO., LTD.      Gurantee loan purchased           Japan           1   GAC PERSONAL TK                 100.0000%
                           from RCC

WAKABA HOKEN DAIKO CO.,    Gurantee loan purchased           Japan           1   GAC PERSONAL TK                 100.0000%
LTD.                       from RCC

MINAMI AOYAMA KAIHATSU     Holding Real Estate.              Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
CO., LTD.

GS AYCO HOLDING LLC        Parent company to The Ayco        Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           Company, LP, Saratoga
                           Springs, LLC, also is a
                           General Partner for the
                           Ayco Services Agency LP.

THE AYCO COMPANY,  L.P.    Provides financial                Delaware        2   GS AYCO HOLDING LLC              99.0000%
                           counseling to individuals
                           employed by corporations.                             SARATOGA SPRINGS LLC              1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

SARATOGA SPRINGS LLC       General partners for the          Delaware        1   GS AYCO HOLDING LLC             100.0000%
                           Ayco Company LP.

THE AYCO SERVICES AGENCY   Insurance Agency                  Delaware        2   GS AYCO HOLDING LLC               1.0000%
L.P.
                                                                                 THE AYCO COMPANY,  L.P.          99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

MERCAY CORPORATION         Holding Company for two           Delaware        1   THE AYCO SERVICES AGENCY L.P.   100.0000%
                           entitis that was
                           established to provide
                           insurance services in
                           particular states.

MERCER ALLIED COMPANY L.P. Broker/Dealer.  Part of           Delaware        2   GS AYCO HOLDING LLC               1.0000%
                           Ayco acquisition.
                                                                                 THE AYCO COMPANY,  L.P.          99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

JUST OPTIONS LLC           Just Options is a joint           Delaware        1   GOLDMAN SACHS EXECUTION &       100.0000%
                           venture between Peak 6 and                            CLEARING, L.P.
                           GSEC where we are currently
                           taking a majority share in
                           the company's net losses.
                           Accounting Policy is
                           mandating that we treat
                           this as a consolidating VIE
                           until the situation
                           changes.

GK MIYUKI                  Shelf. Purchasing Loans,          Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           Holding Real estates and
                           Securities.& #12539;Flagged
                           for Greens deal.

DOTONBORI KAIHATSU TK      To purchase Toei Dotonbori        Japan           2   NEPHRITE EQUITY CO., LTD.        94.7368%
                           (Land and movie theatre buidling)
                           in Osaka, Japan
                                                                                 GK DOTONBORI KAIHATSU             5.2632%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK UNIVERSAL HOTEL         Purchasing loan; Flagged          Japan           1   AR HOLDINGS GK                  100.0000%
MANAGEMENT                 for Hotel Universal Port
                           Deal.

TK UNIVERSAL HOTEL         Management company related        Japan           3   THE GOLDMAN SACHS GROUP, INC.    18.9780%
MANAGEMENT                 to Citrine deal
                                                                                 GS STRATEGIC INVESTMENTS JAPAN
                                                                                 LLC                              24.1000%

                                                                                 GK UNIVERSAL HOTEL MANAGEMENT     5.0000%
                                                                                                                 ---------
                                                                                                                  48.0780%

GSEM (DEL) INC.            General partner for GS            Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           Equity Market, L.P.
                           (Bermuda).

GSEM (DEL) LLC             Holding company for GS            Delaware        1   GSEM BERMUDA HOLDINGS, L.P.     100.0000%
                           Equity Market, L.P.
                           (Bermuda).

GS PRIME HOLDINGS LLC      Acquired as part of the           Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           Linden Venture.

FEDERAL BOULEVARD, L.L.C.  Established to purchase a         Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           data center.

GS POWER HOLDINGS LLC      Holding Company                   Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%

AMERICAN GAS ROYALTY TRUST Part of the VPP Dominion          United          1   GOLDMAN, SACHS & CO.            100.0000%
                           Transaction.                      States

SITE 26 HOLDINGS INC.      Partial Owner of GS               Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           Headquarter LLC

GOLDMAN SACHS HEADQUARTERS Operating entity for Site 26      Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.8000%
LLC
                                                                                 SITE 26 HOLDINGS INC.             0.2000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS MIDDLE EAST  Established to hold private       England         1   GS MIDDLE EAST (CAYMAN) LTD     100.0000%
INVESTMENTS LIMITED        equity investments in the
                           Middle East.

GOLDMAN SACHS              Holding Company                   Delaware        2   GOLDMAN SACHS GLOBAL HOLDINGS    25.0000%
INTERNATIONAL HOLDINGS LLC                                                       L.L.C.

                                                                                 GSEM (DEL) INC.                  75.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS BPC PARKING GARAGE, LLC To hold lease to parking          Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
                           garage adjacent to GS World
                           Headquarters and enter into
                           an agreement for the
                           management of the garage

GSEM (DEL) HOLDINGS, L.P.  As part of the GSEM L.P.          Delaware        2   GOLDMAN SACHS GLOBAL HOLDINGS    25.0000%
                           restructuring, entity is                              L.L.C.
                           being formed as part of the
                           holding company structure                             GSEM (DEL) INC.                  75.0000%
                           for GSEM L.P.                                                                         ---------
                                                                                                                 100.0000%

GSEM BERMUDA HOLDINGS,     As part of the GSEM L.P.          Bermuda         2   GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
L.P.                       restructuring, entity is                              L.L.C.
                           being formed as part of the
                           holding company structure                             GSEM (DEL) HOLDINGS, L.P.        99.0000%
                           for GSEM L.P.                                                                         ---------
                                                                                                                 100.0000%

MEP GS INVESTOR LP         Limited Partner in an             United          2   GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                           Investment Fund                   Kingdom             L.L.C.

                                                                                 MEP GS INVESTOR (CAYCO) LIMITED  99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GSFS INVESTMENTS III, LLC  to hold five opearting            Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           leases for the SBD
                           Principal Investing desk

PINNACLE PARTNERS GP LLC   To consolidate GS Pinnacle        Delaware        1   GOLDMAN SACHS INVESTMENTS LTD.  100.0000%
                           Partners, LP

BRENTA REAL ESTATE S.R.L.  Italian Co., to purchase ,        Italy           1   ELQ INVESTORS, LTD              100.0000%
                           sell exchange , build and
                           manage properties

SOUTH WIND TK              An ASSG related entity that       Japan           4   THE GOLDMAN SACHS GROUP, INC.     8.1500%
                           holds golf courses and
                           related assets in Japan.                              GS STRATEGIC INVESTMENTS JAPAN
                                                                                 LLC                              10.0000%
                                                                                 SOUTH WIND REALTY FINANCE
                                                                                 (CAYMAN) COMPANY                  5.0000%
                                                                                 SHIGA (DELAWARE) LLC             35.0000%
                                                                                                                 ---------
                                                                                                                  58.1500%

GS CAPITAL OPPORTUNITIES   Established as part of an         Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
LLC                        SSG Structured Investing
                           Group transaction.

GS FINANCING OPPORTUNITIES Established as part of an         Delaware        1   GS CAPITAL OPPORTUNITIES LLC    100.0000%
LLC                        SSG Structured Investing
                           Group transaction.

GS FUNDING INVESTMENTS     Wholly owned direct               Cayman          1   SHIRE UK LIMITED                100.0000%
LIMITED                    subsidiary of The Goldman         Islands
                           Sachs Group, Inc. May enter
                           into certain financing
                           agreements with GS Group
                           and/or its affiliates from
                           time to time and/or may
                           invest in certain Euro
                           government securities in
                           connection with the
                           issuance of ce

TG FUND CO., LTD.          Flagged for SMAP2 (JV,            Japan           1   AMETHYST REALTY TK              100.0000%
                           Tokyu Livable)

AMETHYST REALTY CO., LTD.  Flagged for SMAP2, Owns TK        Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Investment and equity in
                           subsidiaries (Owns TG Fund
                           and TG Fund II)

EXCELLENT EQUITY CO., LTD. Flagged for REO Deal.             Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           (can't be
                           unflagged/liquidated until
                           Feb.22, 2009)

BLUE DAISY CO., LTD.       Total return SWAP w/Nochu         Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
                           re.Recruit shares.

DANDELION INVESTMENTS CO., Mizuho JV (TK contributor         Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
LTD.                       to Green Mountain One)

GREEN MOUNTAIN ONE CO.,    Flagged for Mizuho JW Deal        Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
LTD.                       (Investment vehicle).

GK TORIIZAKA KAIHATSU      Holding Hotel Assets in           Japan           2   GOLDMAN SACHS REALTY JAPAN LTD.   0.8333%
                           Japan.
                                                                                 MLQ INVESTORS, L.P.              99.1667%
                                                                                                                 ---------
                                                                                                                 100.0000%

FUKUOKA TOSHI KAIHATSU     Flagged for Daiwa House           Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
CO., LTD.                  Deal. Owns real estate
                           (hard assets).

GK TAIYO KAIHATSU          Flagged for Shibuya Udagawa       Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           REO Deal

CITRINE INVESTMENT CO.,    Flagged for Universal Hotel       Japan           1   MLQ INVESTORS, L.P.             100.0000%
LTD.                       Deal. TK Investment for
                           Universal Resort TK.

GK KASHIWABARA TOSHI       Flagged for Kobe                  Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
KAIHATSU                   developmemt deal.Owns
                           beneficiary right of Kobe
                           Sannomiya real estate

GARDEN PLAZA CAPITAL SRL   An investment holding entity      Barbados        2   THE GOLDMAN SACHS GROUP, INC.    19.9710%
                                                                                 BAEKDU INVESTMENTS LIMITED       30.0000%
                                                                                                                 ---------
                                                                                                                  49.9710%

ZAHEER HOLDINGS            To purchase preferred             Mauritius       1   JADE DRAGON (MAURITIUS) LIMITED  98.0000%
(MAURITIUS)                equity for office
                           development carried out by
                           Vatika group in Gurgaon,
                           India

GSI Fundo Investimento     GOLDMAN SACHS INTERNATIONAL       United          1   GOLDMAN SACHS INTERNATIONAL     100.0000%
                           will own 100% of IFIF             Kingdom

PROP - GS FUNDO DE         JANY fund in Brazil used to       BRAZIL          1   J. ARON & COMPANY               100.0000%
INVESTIMENTO MULTIMERCADO  trade exotic products and
CREDITO PRIVADO -          in the near future
INVESTIMENTO NO EXTERIOR   commodities.

JEREZ FUNDO DE             GSCO fund in Brazil used to       BRAZIL          1   GOLDMAN, SACHS & CO.            100.0000%
INVESTIMENTO EM DIREITOS   trade Mortgages
CREDITORIOS NAO-
PADRONIZADOS MULTICARTEIRA

GARDA FUNDO DE             GSBR fund used to trade           BRAZIL          1   GOLDMAN SACHS do BRASIL         100.0000%
INVESTIMENTO EM DIREITOS   Mortgages                                             BANCO MULTIPLO S/A
CREDITORIOS NAO-
PADRONIZADOS MULTICARTEIRA

GOLDMAN SACHS ASSET        The company's purpose is to       BRAZIL          2   GOLDMAN SACHS GLOBAL HOLDINGS     0.0100%
MANAGEMENT BRASIL LTDA.    render asset management                               L.L.C.
                           services, acting as a
                           manager of investment funds                           GOLDMAN SACHS ASSET MANAGEMENT,
                           and securities portfolios.                            L.P.                             99.9900%
                                                                                                                 ---------
                                                                                                                 100.0000%
NIHON HOTEL INVESTMENT     Flagged for multiple hotel        Japan           1   MLQ INVESTORS, L.P.             100.0000%
CO., LTD.                  acquisition deal

MG PARTNERS CO., LTD.      Astoria dealReal estate           Japan           1   SOLAR WIND TK                   100.0000%
                           business

RUBY REALTY CO., LTD.      The TK Operator for entity        Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           0462.

KANSAI REALTY CO., LTD.    Astoria deal; Holding Real        Japan           1   MG PARTNERS TK                  100.0000%
                           Estate.

KAKEGAWA HOLDINGS CO.,     Flagged for Kakegawa Hotel        Japan           1   LINDEN WOOD, LTD.               100.0000%
LTD.                       deal. (Owns beneficiary
                           right of Kakegawa Grand
                           Hotel).

SAKURAZAKA KAIHATSU CO.,   Total return swap with            Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
LTD.                       Aozora re. Recruit Shares

KINMIRAI CREATE CO., LTD.  Flagged for Jusco deal            Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           (acquisition of JUSCO in
                           Shimotsuma, Ibaraki). Owns
                           hard RE asset (Jusco
                           Shimotsuma).

BAY WIND II LTD.           Investing in Golf Portfolio.      Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                                                             Islands

MINATOMARU HOTEL HOLDINGS  Flagged for JAL Hotel             Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
CO., LTD.

SOUTH WIND REALTY FINANCE  Purchasing loans secured by       Cayman          1   MLQ INVESTORS, L.P.             100.0000%
(CAYMAN) COMPANY           Nitto Kogyo 30 golf courses       Islands
                           (JV w/Nochu)

ITO ONSEN MANAGEMENT CO.,  Flagged for New Onsen deal        Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
LTD.                       (Ebina);Management of
                           Ryokan (Japanese Hotel).

TAMATSUKURI ONSEN HOTEL    ASSG/REPIA Onsen                  Japan           1   GOLDMAN SACHS REALTY JAPAN LTD. 100.0000%
MANAGEMENT CO., LTD.       deal.Managiment of Onsen
                           ryokan( Japanese style
                           Hotel.)

ENDEAVOR PRIVATE FUND CO., Flagged for Private Equity        Japan           1   MLQ INVESTORS, L.P.             100.0000%
LTD.                       Fund Deal. Holding RE Trust
                           beneficicary Interest.

ENDEAVOR PRIVATE FUND TK   Investing in real estate.         Japan           3   THE GOLDMAN SACHS GROUP, INC.    12.1380%
                           Change from EQPU to
                           Consolidated due to                                   GS STRATEGIC INVESTMENTS JAPAN
                           purchase TK interest from                             LLC                              25.0000%
                           3rd party
                                                                                 ENDEAVOR PRIVATE FUND CO., LTD.   5.0000%
                                                                                                                 ---------
                                                                                                                  42.1380%

HORTENSIA CAYMAN           Flagged for Universal Hotel       Cayman          2   THE GOLDMAN SACHS GROUP, INC.    19.9770%
                           Deal.                             Islands
                                                                                 GS STRATEGIC INVESTMENTS JAPAN
                                                                                 LLC                              25.3684%
                                                                                                                 ---------
                                                                                                                  45.3454%

GOLDMAN SACHS do BRASIL    Brazilian bank.                   BRAZIL          2   THE GOLDMAN SACHS GROUP, INC.    99.9000%
BANCO MULTIPLO S/A
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS
                                                                                 L.L.C.                            0.1000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS              Representative office in          BRAZIL          2   GOLDMAN, SACHS & CO.              1.0000%
REPRESENTACOES LTDA.       Sao Paulo, Brazil
                                                                                 THE GOLDMAN SACHS GROUP, INC.    99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK FUJIMIZAKA              Flagged for Yamato Life           Japan           1   AR HOLDINGS GK                  100.0000%
                           Deal.

AR HOLDINGS GK             Holding equity interest.          Japan           2   AR HOLDINGS (DELAWARE) L.L.C.   100.0000%

                                                                                 MLQ INVESTORS, L.P.               0.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK GOLDMAN SACHS SSG I     Flagged for Project Coin.         Japan           1   AR HOLDINGS GK                  100.0000%
                           Owns equity for investment.

GOLDMAN SACHS PSI JAPAN    Flagged for Project Coin.         Japan           1   MLQ INVESTORS, L.P.             100.0000%
CO., LTD.

GK JUPITER INVESTMENT III  Flagged as ASSG Equity            Japan           1   AR HOLDINGS GK                  100.0000%
                           Entity.

GK KIRISHIMA               PFS Project Neo. Holds            Japan           1   AR HOLDINGS GK                  100.0000%
                           equity for investment.

AR HOLDINGS (DELAWARE)     To hold the equity in AR          Delaware        1   MLQ INVESTORS, L.P.             100.0000%
L.L.C.                     Holdings GK which will be
                           the parent for some of our
                           future Japanese entities
                           used for ASSG/REPIA
                           acquisitions.

GK YAMAMOTO KAIUN HOLDINGS Flagged for Project               Japan           2   AR HOLDINGS (DELAWARE) L.L.C.     1.0000%
                           Tugboat.Holding Securities.
                                                                                 MLQ INVESTORS, L.P.              84.0000%
                                                                                                                 ---------
                                                                                                                  85.0000%

ASIAN SEA WAYS S.A.        Flagged for Project               Panama          1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%
                           Tugboat. Owns and operates
                           ships.

YAMAMOTO REAL ESTATE CO.,  Project Tugboat.                  Japan           1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%
LTD.

YAMAMOTO KAIUN CO., LTD.   Flagged for Project Tugboat.      Japan           1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%

EMERALD MARINE S.A.        Vessel Holding Company            Panama          1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%

MAY FLOWER MARITIME S.A.   Vessel Holding Company            Panama          1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%

OCEAN BLUELINE S.A.        Vessel Holding Company            Panama          1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%

GOLDMAN SACHS GROUP Y      Provide assets and services       Mexico          2   THE GOLDMAN SACHS GROUP,         99.0000%
COMPANIA, S. DE R.L. DE    to Goldman Sachs Mexico                               INC.
C.V.                       Casa de Bolsa, S.A. de
                           C.V.  in Mexico City, or                              GOLDMAN SACHS GLOBAL HOLDINGS
                           others as deemed                                      L.L.C.                            1.0000%
                           appropriate.                                                                          ---------
                                                                                                                 100.0000%

GOLDMAN SACHS MEXICO CASA  Mexican Broker-Dealer;            Mexico          2   THE GOLDMAN SACHS GROUP, INC.    99.9900%
DE BOLSA, S.A. DE C.V.     Group Inc. owns 43,995,599
                           shares; Global Holdings                               GOLDMAN SACHS GLOBAL HOLDINGS
                           owns 4,400 shares; as of                              L.L.C.                            0.0100%
                           10/30/01 no longer Approved                                                           ---------
                           Person and will not                                                                   100.0000%
                           actively engage in the
                           securities or advisory
                           business

RUBIN LINE LIMITED         Vessel Holding Company            Liberia         1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%

YAMAMOTO MARITIME, S.A.    Vessel Holding Company            Panama          1   GK YAMAMOTO KAIUN HOLDINGS      100.0000%

GOLDMAN SACHS ARGENTINA    Representitive Office in          Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
L.L.C.                     Buenos Aires
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS
                                                                                 L.L.C.                            1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS ARGENTINA LLC-BUENOS    Rep office that handles           Argentina       1   GOLDMAN SACHS ARGENTINA L.L.C.  100.0000%
AIRES                      investment banking
                           activities

GOLDMAN SACHS HEDGE FUND   An investment adviser.            Delaware        2   THE GOLDMAN SACHS GROUP, INC.    99.0000%
STRATEGIES LLC
                                                                                 GOLDMAN SACHS ASSET MANAGEMENT,
                                                                                 L.P.                              1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS LIQUID       To facilitate the                 Delaware        1   THE GOLDMAN SACHS GROUP, INC.   100.0000%
TRADING OPPORTUNITIES      consolidation of teh GSAM
FUND, LLC                  fund Seed Investments

GSAM INDIA HOLDINGS        Holding company for an            Mauritius       1   GOLDMAN SACHS ASSET             100.0000%
LIMITED                    asset management company                              MANAGEMENT, L.P.
                           and trustee company in India

GOLDMAN SACHS              Investment banking                Netherlands     1   THE GOLDMAN SACHS GROUP,        100.0000%
(NETHERLANDS) B.V.         activities; fixed income                              INC.
                           trader.  Executes, clears
                           and carries all types of
                           futures transactions on the
                           MATIF for affiliated
                           entities.

GS A320 LLC                Established as part of a          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           Private Finance Group
                           Leasing Transaction.

GS RJX LEASING LLC         Established as part of a          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           Private Finance Group
                           Leasing Transaction.

GOLDMAN SACHS (UK) L.L.C.  Non-regulated holding             Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           company for Goldman Sachs                             INC.
                           Overseas Limited;
                           established to achieve tax
                           efficiencies within UK
                           group.

FLEET TRADE & TRANSPORT    Oil shipping and                  England         1   GOLDMAN SACHS GROUP             100.0000%
LIMITED                    transporting; non-regulated                           HOLDINGS (U.K.)
                           London based petroleum
                           shipping entity;

FLEET TRADE & TRANSPORT    Non-regulated petroleum           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
(U.S.A.) LTD.              shipping entity.                                      INC.

GOLDMAN SACHS GROUP        Holding company.                  England         1   GOLDMAN SACHS (UK) L.L.C.       100.0000%
HOLDINGS (U.K.)

GOLDMAN SACHS BANK USA     To exercise the powers            New York        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           conferred by Section 100 of                           INC.
                           the New York Banking Law.

GOLDMAN SACHS (CAYMAN)     Trust company; acts as            Cayman          2   GOLDMAN SACHS GLOBAL              1.0000%
TRUST, LIMITED             offshore trust administrator      Islands             HOLDINGS L.L.C.
                                                                                 GOLDMAN SACHS (CAYMAN) HOLDING
                                                                                 COMPANY                          99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ROTHESAY LIFE LIMITED      FSA-regulated Insurance           England         1   ROTHESAY LIFE (CAYMAN)          100.0000%
                           Company                                               LIMITED

ROTHESAY PENSIONS          Employer Sponsor Company          United          1   THE GOLDMAN SACHS GROUP,        100.0000%
MANAGEMENT LIMITED         for Defined Benefit Pension       Kingdom             INC.
                           Plan

GOLDMAN SACHS              Licensed bank in the U.K.         England         1   GOLDMAN SACHS GROUP             100.0000%
INTERNATIONAL BANK         performs foreign currency                             HOLDINGS (U.K.)
                           option and swap trading and
                           is a deposit-taking
                           institution

GSLM HOLDINGS, LLC         To act as parent of               Delaware        1   GOLDMAN SACHS                   100.0000%
                           Unlimited Liability UK                                INTERNATIONAL HOLDINGS LLC
                           entity

GSLM HOLDINGS II, LLC      To act as parent of               Delaware        1   GOLDMAN SACHS                   100.0000%
                           Unlimited Liability UK                                INTERNATIONAL HOLDINGS LLC
                           entity

GOLDMAN SACHS PROPERTY     Non-regulated UK based            England         1   THE GOLDMAN SACHS GROUP,        100.0000%
MANAGEMENT                 entity which holds the                                INC.
                           leasehold improvements for
                           Peterborough Court and
                           incurs all expenses for
                           operating the building.

GS MUNICIPAL PRODUCTS      Holds sponsor certificates        Delaware        2   GOLDMAN, SACHS & CO.              1.0000%
L.L.C.                     issued in tender option
                           programs.                                             THE GOLDMAN SACHS GROUP, INC.    99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

CER HOLDINGS LP            holding entity for CER            Cayman          2   GSEM (DEL) HOLDINGS, L.P.        99.0000%
                           Investments 1 and all             Islands
                           further special purpose
                           vehicles which are
                           incorporated for the
                           business purpose of holding                           CER HOLDINGS GP                   1.0000%
                           CERs                                                                                  ---------
                                                                                                                 100.0000%

CER INVESTMENTS 1          special purpose vehicle to        Cayman          1   CER HOLDINGS LP                 100.0000%
                           hold carbon emission              Islands
                           reduction units (CERs)

GSPS (DEL) L.P.            holding entity for GSPS           Delaware        2   GSPS STRATEGIES CORP.            75.0000%
                           Bermuda Corporation
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS
                                                                                 L.L.C.                           25.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

CER HOLDINGS GP            general partner to CER            Cayman          1   GOLDMAN SACHS GLOBAL            100.0000%
                           Holdings LP                       Islands             HOLDINGS L.L.C.

ROTHESAY LIFE (CAYMAN)     Insurance holding company         Cayman          1   ROTHESAY LIFE, L.L.C.           100.0000%
LIMITED                    for UK insurance business         Islands

ROTHESAY LIFE, L.L.C.      to hold stock in cayman           Delaware        2   THE GOLDMAN SACHS GROUP,         75.0000%
                           company                                               INC.
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS
                                                                                 L.L.C.                           25.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

MONEY PARTNERS HOLDINGS    UK residential mortgage           United          1   GOLDMAN SACHS GROUP             100.0000%
LIMITED                    loan originator.                  Kingdom             HOLDINGS (U.K.)

GOLDMAN SACHS OVERSEAS     Non-regulated Paris based         Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
FINANCE, L.P.              entity formed to issue a                              INC.
                           $1.5 billion French France
                           Note; finance Company;                                GOLDMAN SACHS (FRANCE) FINANCE,
                                                                                 L.L.C.                            1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

EXCELLENT EQUITY TK        Kamata kosan                      Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           (Residential); Excellent to                           INC.
                           purchase 2 retail store
                           buildings , 1 hotel plus                              GS STRATEGIC INVESTMENTS JAPAN
                           parking area ( land), 1                               LLC                              25.0000%
                           residential and 5 lands.
                                                                                 EXCELLENT EQUITY CO., LTD.        5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

ELQ INVESTORS, LTD         "Holding" company for             England         1   MTGLQ INVESTORS, L.P.           100.0000%
                           distressed debt investments

PERCIER FINANCE SAS        Investment company.               France          1   ELQ INVESTORS, LTD               90.0000%

Fleet Properties, Compra e Property company                  Portugal        2   ELQ INVESTORS, LTD               99.0000%
Venda de Im??veis, Lda     incorporated in Portugual
                           for the purpose of                                    MTGLQ INVESTORS, L.P.             1.0000%
                           participating in the public                                                           ---------
                           auctions of properties held                                                           100.0000%
                           as collateral for the NPL
                           portfolios held by PMF-2,
                           Ltd


MONT BLANC ACQUISITIONS    Total Return Swap                 England         1   ELQ INVESTORS, LTD              100.0000%
LTD                        counterparty for the Mont
                           Blanc NPL Portfolio

MATTERHORN ACQUISITIONS    SPV incorporated for the          England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
LTD.                       acquisition of a portfolio                            INVESTMENT FUND B.V.
                           of NPLs from Delmora Bank
                           in Germany

MB ACQUISITIONS B.V.       Joint venture company for         Netherlands     1   ELQ INVESTORS, LTD               50.0000%
                           the Mont Blanc
                           non-performing loan
                           portfolio

GOLDMAN SACHS CREDIT       Established to hold a             England         1   ELQ INVESTORS, LTD              100.0000%
PARTNERS (EUROPE) LTD      portfolio of investments.

GOLDMAN SACHS POWER L.L.C. DULLES HOLDING CORP. was          Delaware        2   J. ARON HOLDINGS, L.P.           99.0000%
                           former name. Established to
                           serve as the exclusive                                J. ARON & COMPANY                 1.0000%
                           advisor to Constellation                                                              ---------
                           Power Source Inc. for power                                                           100.0000%
                           trading and risk management.


ALKAS REALTY PRIVATE       The entity is a SPC which         Singapore       2   THE GOLDMAN SACHS GROUP,         19.5650%
LIMITED                    will purchase DBS tower as                            INC.
                           a rental property in
                           Singapore.                                            BAEKDU INVESTMENTS LIMITED       30.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

EXCHANGE REALTY SRL        Investment holding company        Barbados        2   THE GOLDMAN SACHS GROUP,         19.5650%
                           formed for the purpose of                             INC.
                           investing in real estate in
                           China                                                 BAEKDU INVESTMENTS LIMITED       30.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

CASE G, LLC                Purchase retail installment       Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           contracts (RICs) and Auto
                           Loans from Banks, Thrifts,
                           Credit Unions, Independent
                           Finance Companies and other
                           Specialty Finance Dealer
                           Related Company. Purchase
                           loans and get leverage or
                           securitize after a couple
                           of years (couldP

GSFS INVESTMENTS IV, LLC   To hold two operating             Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           leases on mining equipment.

GOLDMAN SACHS FUTURES      Principally engaged in            Hong Kong       1   GOLDMAN SACHS HOLDINGS          100.0000%
(ASIA) LIMITED             dealing in futures                                    (HONG KONG) LIMITED
                           contracts on behalf of
                           affiliated companies on the
                           Hong Kong Futures Exchange
                           Limited ("HKFE").

TRIUMPH INVESTMENTS        Primarily established to          Ireland         1   BEST II INVESTMENTS             100.0000%
(IRELAND) LIMITED          hold ASSG positions in                                (DELAWARE) L.L.C.
                           Korean assets.

GS 767 LEASING LLC         Established as part of an         Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           SSG Structured Investing
                           Group transaction.

BLOSSOM HOLDING III BV     GS European Opportunities         Netherlands     1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           Fund BV subsidary for Ihr                             INVESTMENT FUND B.V.
                           Platz Investment

REP FSB REAL ESTATE,       REPIA entity.                     Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
L.L.C.                                                                           INC.

GS LPII PHASE I REALTY,    REPIA entity.                     Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LLC                                                                              INC.

MARS EQUITY CO., LTD.      Purchasing Loans, Holding         Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           Real estates and                                      LTD.
                           Securities.

OOO GOLDMAN SACHS          This entity was set up as         Russia          1   GS RBD HOLDINGS, L.P.           100.0000%
                           part of an AMSSG Structured
                           Investing Group transaction

GCN CE HOLDINGS            The entity will own several       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
CORPORATION                micro-ticket machine leases                           INC.
                           throughout the US and
                           Canada.

OOO GOLDMAN SACHS BANK     Trade FX and interest rate        Russia          1   THE GOLDMAN SACHS GROUP,        100.0000%
                           products.                                             INC.

J. ARON & COMPANY          Dealer in petroleum, metals       New York        2   THE J. ARON CORPORATION           0.2000%
                           (precious and base), grain
                           and coffee/cocoa in the                               J. ARON HOLDINGS, L.P.           99.8000%
                           spot and forward markets                                                              ---------
                           and foreign currency                                                                  100.0000%
                           options and maintains seats
                           on various exchanges;
                           Commodities dealer


J. ARON & COMPANY          The principal activity of         Singapore       1   GOLDMAN SACHS FOREIGN           100.0000%
(SINGAPORE) PTE.           the Company is to trade in                            EXCHANGE (SINGAPORE) PTE.
                           physical oil and oil
                           related derivative
                           contracts including
                           forwards, swaps, options
                           and futures.

GOLDMAN SACHS (SINGAPORE)  Holder of a Capital Markets       Singapore       1   GOLDMAN SACHS FOREIGN           100.0000%
PTE.                       Services Licence to advise                            EXCHANGE (SINGAPORE) PTE.
                           on corporate finance, deal
                           in securities, leveraged
                           foreign exchange trading
                           and fund management.

GOLDMAN SACHS FOREIGN      Non-regulated entity which        Singapore       1   GOLDMAN SACHS HOLDINGS          100.0000%
EXCHANGE (SINGAPORE) PTE.  is a holding company and                              (HONG KONG) LIMITED
                           deals in foreign exchange
                           and derivative contracts

GOLDMAN SACHS FUTURES PTE  Clearing of futures and           Singapore       1   GOLDMAN SACHS FOREIGN           100.0000%
LTD                        options contracts                                     EXCHANGE (SINGAPORE) PTE.

RAINBOW PLAZA CAPITAL SRL  Holds a residential               Barbados        2   THE GOLDMAN SACHS GROUP,         19.5650%
                           building in Shanghai, China.                          INC.

                                                                                 BAEKDU INVESTMENTS LIMITED       30.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

GOLDMAN SACHS LONGEVITY    UK Proprietary trading            England         2   GSLM HOLDINGS, LLC               99.0000%
MARKETS (U.K.)             entity for the Longevity
                           Markets Group                                         GSLM HOLDINGS II, LLC             1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

J. ARON (CHINA)            Trading of base metals and        People's        1   J. ARON (CHINA) HOLDINGS        100.0000%
COMMODITIES TRADING        other commodities in China        Republic of         L.L.C.
COMPANY LIMITED                                              China


GS INVESTMENT STRATEGIES   Sub-advisor to Liberty            Singapore       1   GOLDMAN SACHS FOREIGN           100.0000%
(SINGAPORE) PTE            Harbor                                                EXCHANGE (SINGAPORE) PTE.

EXCHANGE (BEIJING) CO.     To hold Exchange Tower in         People's        1   EXCHANGE REALTY SRL             100.0000%
LIMITED                    Beijing.                          Republic of
                                                             China

GARDEN PLAZA CAPITAL CO.   To hold Garden Plaza in           People's        1   GARDEN PLAZA CAPITAL SRL        100.0000%
LTD                        China.                            Republic of
                                                             China

SHANGHAI FUJITA TIANSHAN   To hold Rainbow Plaza in          People's        1   RAINBOW PLAZA CAPITAL SRL       100.0000%
HOUSING DEVELOPMENT CO.,   China.                            Republic of
LTD.                                                         China

GOLDMAN SACHS (MAURITIUS)  Vehicle for investing in          Mauritius       1   GS INDIA HOLDINGS L.P.          100.0000%
L.L.C.                     India; holding company for
                           Goldman Schs (India)
                           Securities Private Limited
                           and Goldman Sachs Services
                           Private Limited. The
                           Company was also the
                           holding company for GS
                           joint venture in Kotak
                           Mahindra Capital Company
                           and Kotak Secur

GOLDMAN SACHS INVESTMENTS  Primarily engaged in              Mauritius       1   GS INDIA HOLDINGS L.P.          100.0000%
(MAURITIUS) I  LIMITED     trading of financial
                           products including equity
                           securities in India and
                           other Asian countries.

GOLDMAN SACHS (RUSSIA)     Business tranferred to J.         England         1   GOLDMAN SACHS                   100.0000%
                           Aron & Company (U.K.).                                INTERNATIONAL HOLDINGS LLC
                           Entity to be used to set up
                           an IBD branch in Russia.

GOLDMAN SACHS (LABUAN)     The principal activities          Malaysia        1   GOLDMAN SACHS HOLDINGS          100.0000%
INVESTMENT BANK LIMITED    include investment banking                            (HONG KONG) LIMITED
                           and trading of financial
                           products.

J.ARON(CHINA)TRADING       Trading of base metals and        China           1   J. ARON (CHINA)                 100.0000%
BEIJING                    other commodities in China.                           COMMODITIES TRADING
                                                                                 COMPANY LIMITED

EURO-SPLITTER B.V.         Non-regulated Dutch entity        Netherlands     1   J. ARON & COMPANY               100.0000%
                           established to invest in a        Antilles
                           condensate splitter.

LIBERTY HARBOR I GP, LLC   General Partner of Liberty        Delaware        1   GSCS HOLDINGS II LLC            100.0000%
                           Harbor Master Fund

GSCS HOLDINGS I LLC        Holding Company of GSCS           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Holdings II, LLC which in                             INC.
                           turn holds GS Capital
                           Strategies LLC

GSPS BERMUDA CORPORATION   to hold equity investments        Bermuda         1   GSPS (DEL) L.P.                 100.0000%
LIMITED                    for GSPSto hold equity
                           investments for GSPS

GOLDMAN SACHS SERVICES     Technology and data process       India           2   GOLDMAN SACHS (ASIA)              1.0520%
PRIVATE LIMITED            entity.                                               FINANCE

                                                                                 GOLDMAN SACHS (MAURITIUS)        98.9480%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS              Business tranferred to            England         1   GOLDMAN SACHS HOLDINGS          100.0000%
INTERNATIONAL FINANCE      Goldman Sachs International                           (U.K.)

GSISPL- Bangalore Branch   Foreign Merchant Banking          India           1   GOLDMAN SACHS (INDIA)           100.0000%
                                                                                 SECURITIES PRIVATE LIMITED

GOLDMAN SACHS TRADING AND  Sales agent for affiliated        Netherlands     2   J. ARON HOLDINGS, L.P.            0.2500%
CLEARING SERVICES          companies. Non-regulated
(NETHERLANDS) B.V.         entity established to                                 J. ARON & COMPANY                99.7500%
                           employ traders in Rotterdam.                                                          ---------
                                                                                                                 100.0000%

THE EUROPEAN POWER SOURCE  Dutch Holding Co for              Netherlands     1   THE GOLDMAN SACHS GROUP,        100.0000%
COMPANY (B.V.)             Pan-European power trading                            INC.
                           business

THE EUROPEAN POWER SOURCE  Trading power in the              England         1   THE EUROPEAN POWER SOURCE       100.0000%
COMPANY (U.K.) LIMITED     UK/NETA Environment.                                  COMPANY (B.V.)

PATTERSON CAPITAL MARKETS, Futures introducing broker.       Illinois        1   THE GOLDMAN SACHS GROUP,        100.0000%
LTD.                                                                             INC.

GOLDMAN SACHS (INDIA)      Broker/Dealer, merchant           India           1   GOLDMAN SACHS (MAURITIUS)       100.0000%
SECURITIES PRIVATE LIMITED banking, provide financial                            L.L.C.
                           services

GS RBD HOLDINGS, L.P.      Partnership will hold an          Delaware        2   GS RBD HOLDINGS I CORP.          99.0000%
                           equity interest in a new
                           Russian broker/dealer                                 GS RBD HOLDINGS II CORP.          1.0000%
                           entity.                                                                               ---------
                                                                                                                 100.0000%

GS RBD HOLDINGS I CORP.    Holding company for a US          Delaware        1   THE GOLDMAN SACHS GROUP,         100.0000%
                           partnership, which in turn                            INC.
                           will hold an interest in a
                           new Russian broker/dealer
                           entity.

GS RBD HOLDINGS II CORP.   Holding company for a US          Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           partnership, which in turn                            INC.
                           will hold an interest in a
                           new Russian broker/dealer
                           entity.

GOLDMAN SACHS (MAURITIUS)  Holding company for NBFC          Mauritius       1   GS INDIA HOLDINGS L.P.          100.0000%
NBFC L.L.C.                companies in India

GOLDMAN SACHS PARIS INC.   Investment banking                France          2   GOLDMAN, SACHS & CO.             99.0000%
ET CIE                     activities;
                           reception-transmission of                             GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                           orders, equity and equity                             L.L.C.                          ---------
                           derivatives; private                                                                  100.0000%
                           banking; marketing of asset
                           management products to
                           institutional clients;
                           coutnerparty to derivatives
                           products for mexican
                           institutions

GSI Qatar FC branch        IBD services out of Quatar        United          1   GOLDMAN SACHS INTERNATIONAL     100.0000%
                           financial centre                  Kingdom

GS SITE 25 HOTEL HOLDINGS, Entity to house the holding       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LLC                        company for Embassy Suite                             INC.
                           Hotel Acquisition

GS SITE 25 RETAIL, LLC     real estate operating             Delaware        1   GS SITE 25 RETAIL               100.0000%
                           entity for the retail                                 HOLDINGS, LLC
                           condominium located at 102
                           North End Avenue, New York,
                           NY

GS SITE 25 RETAIL          Entity to house holding           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
HOLDINGS, LLC              company for the Embassy                               INC.
                           Suite Retail Acquisition

GS SITE 25 HOTEL, LLC      real estate operating             Delaware        1   GS SITE 25 HOTEL HOLDINGS,      100.0000%
                           entity for the hotel                                  LLC
                           condominium known as
                           Embassy Suites located at
                           102 North End Avenue, New
                           York, NY

PRATHAM INVESTMENTS AND    The company is an existing        India           2   GOLDMAN SACHS SERVICES            0.3360%
TRADING PRIVATE LIMITED    company incorporated in                               PRIVATE LIMITED
                           India in 1991, under the
                           provisions of Companies                               GOLDMAN SACHS (MAURITIUS)        99.6640%
                           Act, 1956.  It is                                     NBFC L.L.C.                     ---------
                           registered with the Reserve                                                           100.0000%
                           bank of India as a
                           non-banking financial
                           company.  The primary
                           activity has inter-alia
                           involved granting of l

GOLDMAN SACHS (UK) L.L.C.  Holding company for CIN           Delaware        2   GOLDMAN SACHS (UK) L.L.C.        99.0000%
III                        Managemenet
                                                                                 GOLDMAN SACHS GROUP HOLDINGS      1.0000%
                                                                                 (U.K.)
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS ASSET        Holding company for CIN           England         1   GOLDMAN SACHS (UK) L.L.C.       100.0000%
MANAGEMENT HOLDINGS        Management which is now                               III
                           inactive

CIN MANAGEMENT             British Coal's pension fund       England         1   GOLDMAN SACHS ASSET             100.0000%
                           manager (see Other                                    MANAGEMENT HOLDINGS
                           Information)

PT GOLDMAN SACHS INDONESIA Dormant company                   Indonesia       3   GOLDMAN SACHS (ASIA              90.0000%
                                                                                 PACIFIC) L.L.C.

                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS     0.1000%
                                                                                 L.L.C.

                                                                                 GOLDMAN SACHS (CAYMAN) HOLDING    9.9000%
                                                                                 COMPANY
                                                                                                                 ---------
                                                                                                                 100.0000%

VANTAGE GROUND (MAURITIUS) Shareholder of India SPV          Mauritius       1   GS INDIA HOLDINGS L.P.          100.0000%
LIMITED                    which in turn hold land and
                           develop building in
                           Bangalore.

SAFFRON PROPERTIES PRIVATE To own / invest in real           India           1   VANTAGE GROUND (MAURITIUS)      100.0000%
LIMITED                    estate in India.                                      LIMITED

GSIP HOLDCO A LLC          holding company                   Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                                                                                 INC.

GSIP HOLDCO B LLC          holding company                   Delaware        1   GSIP HOLDCO A LLC               100.0000%

GOLDMAN SACHS INVESTMENT   General Partner to make           Cayman          1   GSEM (DEL) HOLDINGS, L.P.       100.0000%
PARTNERS HOLDCO CAYMAN     nominal investment in GSIP        Islands
LTD.                       entities

GOLDMAN SACHS (ASIA)       Partnership holding company       Delaware        5   THE GOLDMAN SACHS GROUP,         14.2637%
CORPORATE HOLDINGS L.P.    for the AEJ Group.                                    INC.

                                                                                 GOLDMAN SACHS (ASIA) FINANCE     13.7827%
                                                                                 HOLDINGS L.L.C.

                                                                                 GS INDIA HOLDINGS (DELAWARE)      0.0000%
                                                                                 L.L.C.

                                                                                 GOLDMAN SACHS (DELAWARE)         11.6899%
                                                                                 HOLDING CORPORATION
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS CHINA        The entity is setup for the       Mauritius       1   JADE DRAGON (MAURITIUS)         100.0000%
STRATEGIC INVESTMENTS      purpose of acquiring ASSG                             LIMITED
LIMITED                    investments.

GOLDMAN SACHS CHINA        To hold investments in            Mauritius       1   GS ASIAN VENTURE                100.0000%
INVESTMENTS (MAURITIUS)    private and public                                    (DELAWARE) L.L.C.
LIMITED                    companies with operations
                           in the Peoples Republic of
                           China.  A Limited Partner
                           of HOPU USD Master Fund I,
                           L.P.

VANTAGE STRIDE (MAURITIUS) To hold investments in            Mauritius       1   GS ASIAN VENTURE                100.0000%
LIMITED                    financial instruments                                 (DELAWARE) L.L.C.
                           mainly loans and equities
                           in Asia ex-japan.

VANTAGE QUEST (MAURITIUS)  To hold investments in            Mauritius       1   GS ASIAN VENTURE                100.0000%
LIMITED                    financial instruments                                 (DELAWARE) L.L.C.
                           mainly loans and equities
                           in Asia ex-japan.

GS GLOBAL COMMODITIES SPC  Not commenced business.           Cayman          1   GOLDMAN SACHS HOLDINGS          100.0000%
                           Intended to be a segregated       Islands             (HONG KONG) LIMITED
                           portfolio company

GOLDMAN SACHS RE           Holding company for ASSG          Cayman          1   GS ASIAN VENTURE                100.0000%
INVESTMENTS HOLDINGS       investments.                      Islands             (DELAWARE) L.L.C.
LIMITED

OXLEY INVESTMENTS BV       Investment holding for ASSG       Netherlands     1   GS ASIAN VENTURE                100.0000%
                           Indonesian investments.                               (DELAWARE) L.L.C.

WWD RUBY LIMITED           To hold investments in            Mauritius       1   VANTAGE STRIDE (MAURITIUS)      100.0000%
                           financial instruments                                 LIMITED
                           mainly loans and equities
                           in Asia ex-japan.

EXPRESS INVESTMENTS II     SPV for ASSG.  Equity             Malaysia        1   GOLDMAN SACHS HOLDINGS          100.0000%
PRIVATE LTD.               investments in Korean                                 (MAURITIUS) LIMITED
                           Investment SPC (50%) and
                           ChoHung Bank joint venture
                           restructuring SPC (49%).
                           (All loans were classified
                           as non-performing loans).

GOLDMAN SACHS HOLDINGS     Holding company for ASSG          Mauritius       2   GOLDMAN SACHS (ASIA)             99.0000%
(MAURITIUS) LIMITED        investments.                                          FINANCE HOLDINGS L.L.C.

                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS     1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

LANDPRO INVESTMENTS        Affiliate of Baekdu (ASSG         Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
(DELAWARE) L.L.C.          flagship entity for GS to                             (DEL)
                           invest in REO deals in AEJ
                           (Asia excluding Japan)).

GOLDMAN SACHS SERVICES     Baekdu is an ASSG flagship        British         1   GOLDMAN SACHS GLOBAL            100.0000%
(B.V.I.) LIMITED           entity for GS to invest in        Virgin              SERVICES II LIMITED
                           REO deals in AEJ (Asia            Islands
                           excluding Japan) and
                           Landpro was setup between
                           GS Financial Services L.P.
                           (DEL) and Baekdu for
                           legal/tax reasons.

GOLDMAN SACHS (DELAWARE)   Holding Company for GS            Delaware        3   GOLDMAN, SACHS & CO.             15.6600%
HOLDING CORPORATION        (Asia) Corporate Holding LP
                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS     7.9200%
                                                                                 L.L.C.

                                                                                 J. ARON & COMPANY                76.4200%
                                                                                                                 ---------
                                                                                                                 100.0000%

DISTRESSED OPPORTUNITIES   To hold and invest in             Delaware        1   THE GOLDMAN SACHS GROUP,         90.0000%
INTERNATIONAL, INC.        securities and engage in                              INC.
                           general commercial
                           activities

RESTAMOVE IRELAND LIMITED  The Company invests in            Ireland         1   GS FINANCIAL SERVICES L.P.      100.0000%
                           financial instruments                                 (DEL)
                           including foreign
                           currencies, securities and
                           other financial products.

GS LINDEN POWER HOLDINGS   Entity was acquired as part       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LLC                        of the Linden venture.                                INC.

J. ARON (CHINA) HOLDINGS   Holding company for the           Delaware        1   GOLDMAN SACHS GLOBAL            100.0000%
L.L.C.                     WFOE set up for the                                   HOLDINGS L.L.C.
                           commodities business.

SHIPCO HOLDINGS II, LTD.   indirect holding company          Cayman          1   GOLDMAN SACHS HOLDINGS          100.0000%
                           for shipping assets               Islands             (HONG KONG) LIMITED

GOLDMAN SACHS INVESTMENT   General Partner to make           Delaware        1   GS INVESTMENT STRATEGIES,       100.0000%
PARTNERS GP, LLC           nominal investment in GSIP                            LLC
                           entities

GOLDMAN SACHS GLOBAL       Employer of certain US            Cayman          1   THE GOLDMAN SACHS GROUP,        100.0000%
SERVICES I LIMITED         citizens/green card holders       Islands             INC.
                           outside US

GOLDMAN SACHS GLOBAL       Employer of certain US            Cayman          2   GOLDMAN SACHS GLOBAL              1.0000%
SERVICES II LIMITED        citizens/green card holders       Islands             HOLDINGS L.L.C.
                           outside US
                                                                                 GOLDMAN SACHS (CAYMAN) HOLDING   99.0000%
                                                                                 COMPANY
                                                                                                                 ---------
                                                                                                                 100.0000%

WALL STREET ON DEMAND,     WSOD Acquisition Corp.            Delaware        1   THE GOLDMAN SACHS GROUP,         95.4113%
INC.                       merged into Wall Street On                            INC.
                           Demand, Inc. on 4/17/06.

GOLDMAN SACHS HOUSING AND  GNMA issuer/servicer and a        New York        2   THE GOLDMAN SACHS GROUP,         99.0000%
HEALTH CARE FUNDING        non-supervised mortgagee                              INC.
COMPANY                    under FHA regulationss to
                           originate, process and                                GOLDMAN SACHS HOUSING AND         1.0000%
                           service FHA insured                                   HEALTH CARE CAPITAL CORPORATION
                           mortgages                                                                             ---------
                                                                                                                 100.0000%


REP SVY REALTY HOLDINGS,   Entity is the holding             Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
L.L.C.                     company that owns Savoy.                              INC.

GSUIG, L.L.C.              investment vehicle for UIG        Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                                                                                 INC.

GS ACA, LLC                Member in Agricultural            Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Company of America Holdings                           INC.
                           LLC, a joint venture with
                           Duquesne Partners to invest
                           in agricultural (farm) real
                           estate

GS-MPIM II, LLC            Firm direct investment.GS         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           MPIM II, L.L.C.                                       INC.

GOLDMAN SACHS HOUSING AND  Originates and services FHA       New York        1   THE GOLDMAN SACHS GROUP,        100.0000%
HEALTH CARE CAPITAL        insured mortgages; General                            INC.
CORPORATION                Partner in Goldman Sachs
                           Housing and Health Care
                           Funding Company

COMMONWEALTH ANNUITY AND   CwA (formerly AFLIAC)             Massachusetts   1   THE GOLDMAN SACHS GROUP,        100.0000%
LIFE INSURANCE COMPANY     contains the variable                                 INC.
                           annuity and variable
                           universal life business
                           acquired from Allmerica
                           Financial Corp. CwA
                           contains the variable
                           annuity and variable
                           universal life business
                           acquired from Allmerica
                           Financial Corp.

COMM. ANN. AND LIFE INS.   This is an insurance              Massachussets   1   THE GOLDMAN SACHS GROUP,        100.0000%
CO                         company organized under the                           INC.
                           laws of Massachusetts.  The
                           Company manages blocks of
                           variable annuity, variable
                           universal life and minor
                           blocks of group retirement
                           products.

ARROW CAPITAL REINSURANCE  ow Capital Risk Services          Bermuda         1   THE GOLDMAN SACHS GROUP,        100.0000%
COMPANY, LIMITED           Limited).will be the risk                             INC.
                           taking entity for our
                           property catastrophe
                           reinsurance business.
                           Arrow Capital Re will not
                           have any employees.  All
                           reinsurance professionals
                           supporting the business
                           will be employees of GS
                           Risk Adviso

EASTPORT CAPITAL CORP.     Engage in life settlements        Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           business                                              INC.

EPF FINANCIAL, LLC         Purchaser of life settled         Delaware        1   EASTPORT CAPITAL CORP.          100.0000%
                           policies.

GS RE HOLDINGS, INC.       SPE set up as a Holding           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           entity for Life Settlement                            INC.
                           Solutions , Inc.

LONGMORE CREDIT, LLC       premium finance company           Delaware        1   GS RE HOLDINGS, INC.            100.0000%

ARROW CORPORATE MEMBER     Licensed insurance entity         Delaware        2   THE GOLDMAN SACHS GROUP,         75.0000%
HOLDINGS LLC               that facilitates the life                             INC.
                           settlements agency
                           business,including the                                GOLDMAN SACHS GLOBAL HOLDINGS    25.0000%
                           premium finance business.                             L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

QXX INDEX CO., LLC         to own and operate the QxX        Delaware        1   GS RE HOLDINGS, INC.            100.0000%
                           Longevity/Mortality Index

LONGMORE CAPITAL, LLC      life settlement companylife       Delaware        1   GS RE HOLDINGS, INC.            100.0000%
                           settlement company

LONGMORE CREDIT SERVICES,  originate and service Life        Delaware        1   GS RE HOLDINGS, INC.            100.0000%
LLC                        Finance business

GS INVESTMENT STRATEGIES,  Asset Management Company          Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LLC                                                                              INC.

ARROW CAPITAL INVESTMENT   Bermuda-based investment          Bermuda         2   GOLDMAN SACHS RISK               99.0000%
SERVICES, LTD.             provider and will be                                  ADVISORS, L.P.
                           providing investment
                           management services to                                GS RISK ADVISORS, INC.            1.0000%
                           Irish Unit Trusts owned by                                                            ---------
                           GS. This business is part                                                             100.0000%
                           of the Longevity Markets
                           Group of GS Reinsurance
                           Group.



GOLDMAN SACHS IUT          An Irish Fund Management          Ireland         1   THE GOLDMAN SACHS GROUP,        100.0000%
MANAGEMENT LIMITED         Company                                               INC.

GOLDMAN SACHS RISK         Licensed re-Insurance             Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
ADVISORS, L.P.             intermediary in NY that can                           INC.
                           act as re-insurance broker;
                           licensed re-insurance                                 GS RISK ADVISORS, INC.            1.0000%
                           broker in CT.
                                                                                                                 ---------
                                                                                                                 100.0000%

GS RISK ADVISORS, INC.     General Partner of GS Risk        Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Advisors, L.P.                                        INC.

ARROW CAPITAL RISK         Maintains Insurance               Bermuda         1   GOLDMAN SACHS RISK              100.0000%
SERVICES LIMITED           Broker's license in                                   ADVISORS, L.P.
                           Bermuda, effective 3/27/98;
                           reinsurance intermediary
                           that can act as reinsurance
                           broker.

GOLDMAN SACHS RISK         Reinsurance broker.               Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
SERVICES L.L.C.                                                                  INC.

GS EUROPEAN OPPORTUNITIES  Subsidiary of ELQ and             United          1   ELQ INVESTORS, LTD              100.0000%
FUND III L.P.              Holdco for Opp Fund 3             Kingdom

GS EUROPEAN INVESTMENT     Subdiairy of GS European          England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
GROUP III LTD.             Opportunities Fund III LP                             FUND III L.P.
                           to trade in loan and bond
                           positions

THO B.V.                   Holding company for Akfen         Netherlands     1   ELQ INVESTORS, LTD              100.0000%
                           REIT

KYPRIS ACQUISITIONS LTD    SPV purchaser for portfolio       England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           of NPLs from HVB named                                FUND II L.P.
                           Project Aphrodite

POSEIDON ACQUISITIONS LTD  ESSG Portfolio SPV for            England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           Kreta II NPL portfolio in                             FUND II L.P.
                           the Opportunities Fund II

GS EUROPEAN OPPORTUNITIES  General partner of the            England         1   ELQ INVESTORS, LTD              100.0000%
FUND II GP LTD             HoldCo LP of the European
                           Opportunities Fund II

KAGAWA (DELAWARE) L.L.C.   Parent of Leaf Green              Delaware        1   GOLDMAN SACHS HOLDINGS          100.0000%
                           TK-2312 (loan SPC)                                    (MAURITIUS) LIMITED

BAY WIND REALTY FINANCE    Purchasing loans jointly          Cayman          1   MLQ INVESTORS, L.P.             100.0000%
(CAYMAN) COMPANY           with Nochu. Owns equity in        Islands
                           subsidiary (Owns TE
                           Capital).

RAICHO CO., LTD.           Flagged for Omotesando deal.      Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

WAKAKUSA KAIHATSU CO.,     Flagged for Oomotesando           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
LTD.                       Deal.                                                 LTD.

GK CRYSTAL INVESTMENT      Holding SPL. Flagged for          Japan           2   GOLDMAN SACHS REALTY JAPAN        1.0000%
                           ASSG SPL Deal.                                        LTD.

                                                                                 MLQ INVESTORS, L.P.              99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK KANAGAWA HOLDING        Flagged for Kohnan home           Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           center deal. Owns
                           beneficiary rights.

GK TAMATSUKURI ONSEN       ASSG/REPIA Onsen                  Japan           1   AR HOLDINGS GK                  100.0000%
KAIHATSU                   deal.Managiment of Onsen
                           ryokan( Japanese style
                           Hotel.)

GK HAKATA HOTEL HOLDING    Flagged for Hotel                 Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           centraza.Holding Hotel.                               LTD.

HAKATA HOTEL HOLDING TK    To hold a 197-romm city           Japan           3   THE GOLDMAN SACHS GROUP,         18.9623%
                           hotel , Hotel Centraza, in                            INC.
                           Japan.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   29.0758%
                                                                                 LLC

                                                                                 GK HAKATA HOTEL HOLDING           1.0000%
                                                                                                                 ---------
                                                                                                                  49.0381%

GK KEISEN KAIHATSU         Flagged for Fujiya Deal.          Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Holding hard asset (ginni
                           Building).

KEISEN KAIHATSU TK         To purchase buildings in          Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           Tokyo from Fujiya, a                                  INC.
                           confectionary Co. in Japan.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 GK KEISEN KAIHATSU                5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

UMEDA KAIHATSU TMK         Holding real estate.              Japan           1   MLQ INVESTORS, L.P.             100.0000%

KAWASAKI HOLDINGS CO.,     Flagged for Kawasaki Hotel        Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
LTD.                       Deal/Owns hotel assets.                               LTD.
                           Owns beneficiary right of
                           Hotel Nikko Kawasaki. Also
                           owns equity in subsidiary.

GK IMPACT HOLDING          Flagged for Nihon Birudo          Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           Deal. Owns hard asset.                                LTD.

IMPACT HOLDING TK          To acquire a piece of land        Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           with a building in Chiba                              INC.
                           and rebuild a new shopping
                           center                                                GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 GK IMPACT HOLDING                 5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

SENRI CHUO GK              Flagged for Osaka Senri           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           deal.                                                 LTD.

SENRI CHUO TK              To purchase a building            Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           named Senri Life Science                              INC.
                           Center in Japan.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 SENRI CHUO GK                     5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

PRIME ASSET CO., LTD.      Dormant                           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

PRIME ASSET TK             To purchase real estate and       Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           the Juraku 8 building in a                            INC.
                           commercial area in Japan
                           from KK Juraku.                                       GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 PRIME ASSET CO., LTD.             5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

TG FUND II CO., LTD.       Flagged for TG Fund Deal          Japan           1   AMETHYST REALTY TK              100.0000%
                           (SMAP 2)

TG FUND II TK              To purchase 28 assets such        Japan           2   AMETHYST REALTY TK               99.0000%
                           as an office, retail and
                           multifamily residential                               TG FUND II CO., LTD.              1.0000%
                           properties located all over                                                           ---------
                           Japan from Yusei Fukushi a                                                            100.0000%
                           pension fund manager for
                           Japan Post.



RESTIR INVESTMENT CO.,     Real EstateFlagged for            Japan           1   JUPITER INVESTMENT CO.,          50.0000%
LTD.                       Restir Deal.                                          LTD.

GOLDMAN SACHS INTL ZURICH  Provides sales and mkting         Switzerland     1   GOLDMAN SACHS INTERNATIONAL     100.0000%
BRAN                       services for equity mkt

GOLDMAN SACHS BANK AG      Zurich based bank providing       Switzerland     1   THE GOLDMAN SACHS GROUP,        100.0000%
                           financial services to                                 INC.
                           wealthy individual clients,
                           lead-manager of Swiss Franc
                           denominated warrants and
                           providing  clearance for
                           Swiss equity
                           securities;Zurich based
                           bank providing financial
                           services to wealthy
                           individual client

GSCO BETEILIGUNGS GMBH     Established to buy                Germany         1   GOLDMAN, SACHS & CO. OHG        100.0000%
                           preferred shares in
                           NetJets, a Swiss based
                           company.

GOLDMAN, SACHS & CO.       Managing general partner of       Germany         1   THE GOLDMAN SACHS GROUP,        100.0000%
FINANZ GMBH                Goldman, Sachs & Co. oHG, a                           INC.
                           German general partnership;
                           non regulated

GSI, ZWEIGNIEDERLASSUNG    Branch of GSI, only FICC &        United          1   GOLDMAN SACHS INTERNATIONAL     100.0000%
FRANKF                     equity sales                      Kingdom

GOLDMAN, SACHS & CO. OHG   Frankfurt based subsidiary        Germany         2   GOLDMAN, SACHS & CO.              1.0000%
                           which provides investment                             FINANZ GMBH
                           banking services; German
                           bank; documents must be                               GOLDMAN SACHS (CAYMAN) HOLDING   99.0000%
                           signed by authorized                                  COMPANY
                           persons in Frankfurt;                                                                 ---------
                           CONSULT WITH ANDREAS                                                                  100.0000%
                           KOERNLEIN FOR PROPER
                           SIGNING AUTHORITY.
                           Approved Person.



GOLDMAN SACHS (CAYMAN)     Non-regulated holding             Cayman          2   THE GOLDMAN SACHS GROUP,         97.0000%
HOLDING COMPANY            company and General Partner       Islands             INC.
                           of Goldman Sachs & Co. OHG;
                           parent of The Goldman Sachs                           GOLDMAN SACHS GLOBAL HOLDINGS
                           (Cayman) Trust Limited                                L.L.C.                            3.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

Goldman, Sachs Management  General Partner of GS             Germany         1   GOLDMAN, SACHS & CO. OHG        100.0000%
GP GmbH                    Capital Partners 2000 GmbH
                           & Co. Beteiligungs KG

GOLDMAN, SACHS GIVES GMBH  Charity                           Germany         1   GSCO BETEILIGUNGS GMBH          100.0000%

GOLDMAN, SACHS & CO.       Nominee Company for               Germany         1   GOLDMAN, SACHS & CO. OHG        100.0000%
VERWALTUNGS GMBH           Rhein-Donau Capital
                           Partners Fund and GS
                           Capital Partners II and III
                           (Germany) C.L.P.

GOLDMAN SACHS (AO) L.L.C.  Rep office in Moscow and          Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
                           has in past entered into                              INC.
                           M&A advisory engagements in
                           Russia; does not engage in                            GOLDMAN SACHS GLOBAL HOLDINGS
                           securities trading or                                 L.L.C.                            1.0000%
                           brokerage; As of 1/1/02                                                               ---------
                           once again operating a                                                                100.0000%
                           branch in Russia, taxable
                           by Russian authorities,
                           supplying consultancy
                           servicest

KPL HOLDINGS LIMITED       Killingholme holding              Cayman          1   KPL ACQUISITIONS LIMITED        100.0000%
                                                             Islands

KPL FUNDING LIMITED        Killingholme funding              Cayman          2   KPL HOLDINGS LIMITED            100.0000%
                                                             Islands
                                                                                 GS KILLINGHOLME CAYMAN
                                                                                 INVESTMENTS II LTD                0.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

KILLINGHOLME POWER GROUP   Holding company of the            England         1   GOLDMAN SACHS GROUP             100.0000%
LIMITED                    Killingholme group of                                 HOLDINGS (U.K.)
                           companies purchased by
                           ESSG.  The group formerly
                           held the Killingholme Power
                           Station before its
                           restructure.

KILLINGHOLME GENERATION    Established as part of an         England         4   KILLINGHOLME HOLDINGS             0.0006%
LIMITED                    SSG Structured Investing                              LIMITED
                           Group transaction.
                                                                                 Scadbury II Assets               50.3165%

                                                                                 SCADBURY UK LIMITED              13.3694%

                                                                                 Shire Funding Limited            36.3135%
                                                                                                                 ---------
                                                                                                                 100.0000%

KILLINGHOLME POWER         Former operating entity for       England         1   ELQ INVESTORS, LTD              100.0000%
                           the Killingholme Power
                           station.

KILLINGHOLME HOLDINGS      Established as part of an         England         1   KILLINGHOLME POWER GROUP        100.0000%
LIMITED                    SSG Structured Investing                              LIMITED
                           Group transaction.

GS KILLINGHOLME CAYMAN     Is a part of the structured      Cayman           1   KILLINGHOLME GENERATION         100.0000%
INVESTMENTS LTD.           investing trade and will          Islands             LIMITED
                           enter into Swaps.

GSI BRANCH ITALY           Branch of GS London,              Italy           1   GOLDMAN SACHS INTERNATIONAL     100.0000%
                           investment banking,asset
                           mgmt

GOLDMAN SACHS SGR S.P.A.   Portfolio management              Italy           2   GOLDMAN SACHS HOLDINGS           99.0000%
                           company. Merged with GSI                              (U.K.)
                           effective 12 November 2008.
                                                                                 GOLDMAN SACHS GROUP HOLDINGS
                                                                                 (U.K.)                            1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

V.A.P. 1 VEICOLO           Special purpose vehicle for       Italy           2   MLQ, L.L.C.                      50.0000%
ACQUISIZIONEPORTAFOGLI     securitization deal.
S.R.L.                                                                           MTGLQ INVESTORS, L.P.            50.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN, SACHS & CO.       Non-regulated Frankfurt           Germany         1   THE GOLDMAN SACHS GROUP,        100.0000%
WERTPAPIER GMBH            based entity which issues                             INC.
                           warrants and purchases
                           offsetting OTC options in
                           the fixed income, eqity,
                           commodity and currency
                           markets.

GS FINANCE CORP.           This finance subsidiary           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           will issue cash settled                               INC.
                           structured notes.

GSSM HOLDING II LLC        To act as a holding company       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           for GSSM Holding II Corp                              INC.

GSSM HOLDING II CORP.      To hold the Sumitomo              Delaware        1   GSSM HOLDING II LLC             100.0000%
                           preferred shares

GS LS LEASING LLC          For PFG leasing business          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%

GOLDMAN SACHS BANK USA
HOLDINGS LLC               Holding Company (Single           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Member LL) to hold GS Group                           INC.
                           Investment in GS Bank USA

REP KBY REALTY, L.L.C.     Real Estate investment            Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                                                                                 INC.

BEESTON INVESTMENTS         Korea futures & options          Cayman          1   GOLDMAN SACHS (ASIA             100.0000%
LIMITED                    trading.  Holds a Foreign         Islands             PACIFIC) L.L.C.
                           Investor status in Korea
                           (FINI).Maples & Calder is
                           the Cayman Islands agent.

CORNWALL INVESTMENTS       Futures & options trading         Cayman          1   GOLDMAN SACHS (ASIA)            100.0000%
LIMITED                    in Korea.  Holds Foreign          Islands             FINANCE HOLDINGS L.L.C.
                           Investor status (FINI) in
                           Korea and in Taiwan

HILLTOP INVESTMENTS        Futures & options trading         Cayman          1   GOLDMAN SACHS (CAYMAN)          100.0000%
LIMITED                    in Korea. Holds Foreign           Islands             HOLDING COMPANY
                           Investor status (FINI) in
                           Korea and in Taiwan

LANSDALE INVESTMENTS
LIMITED                    Futures & options trading         Cayman          1   GS FINANCIAL SERVICES L.P.      100.0000%
                           in Korea. Holds Foreign           Islands             (DEL)
                           Investor status (FINI) in
                           Korea and in Taiwan

Amagansett Assets          This entity was set up as         United          1   GS FINANCIAL SERVICES II,       100.0000%
                           part of an AMSSG Structured       Kingdom             LLC
                           Investing Group transaction

Amagansett Funding Limited This entity was set up as         Cayman          1   GS FUNDING EUROPE               100.0000%
                           part of an AMSSG Structured       Islands
                           Investing Group transaction

Amagansett II Assets       This entity was set up as         Cayman          2   Amagansett Funding Limited       99.0000%
                           part of an AMSSG Structured       Islands
                           Investing Group transaction                           GS FUNDING EUROPE                 1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS FUNDING EUROPE          This entity was set up as         England         1   GS FINANCIAL SERVICES II,       100.0000%
                           part of an AMSSG Structured                           LLC
                           Investing Group transaction


SCADBURY ASSETS            This entity was set up as         England         2   Scadbury Funding Limited          1.0000%
                           part of an AMSSG Structured
                           Investing Group transaction                           SCADBURY UK LIMITED              99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

Scadbury Funding Limited   This entity was set up as         United          1   SCADBURY UK LIMITED             100.0000%
                           part of an AMSSG Structured       Kingdom
                           Investing Group transaction

Scadbury II Assets         This entity was set up as         United          1   Scadbury Funding Limited        100.0000%
                           part of an AMSSG Structured       Kingdom
                           Investing Group transaction

SCADBURY UK LIMITED        This entity was set up as         United          1   GOLDMAN SACHS GROUP             100.0000%
                           part of an AMSSG Structured       Kingdom             HOLDINGS (U.K.)
                           Investing Group transaction

SHIRE ASSETS               Established as part of an         England         2   Shire Funding Limited             1.0000%
                           SSG Structured Investing
                           Group transaction.                                    SHIRE UK LIMITED                 99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

Shire Funding Limited      Established as part of an         United          1   SHIRE UK LIMITED                100.0000%
                           SSG Structured Investing          Kingdom
                           Group transaction.

Shire II Assets            This entity was set up as         United          1   SHIRE UK LIMITED                100.0000%
                           part of a Structured              Kingdom
                           Investing Group transaction

SHIRE UK LIMITED           Established as part of an         United          1   GOLDMAN SACHS GROUP             100.0000%
                           SSG Structured Investing           Kingdom            HOLDINGS (U.K.)
                           Group transaction.

FAIRWAY RESOURCES
PARTNERS, LP               Partnership focused on oil        Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           and gas production and
                           ownership of lease acreage.

PRNP, LLC                  To provide the SSG business       Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           opportunity to invest on
                           the island of Puerto RicoTo
                           provide the SSG business
                           opportunity to invest on
                           the island of Puerto Rico

KRETA ACQUISITIONS LTD     SPV to purchase Project           England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           Kreta NPL Portfolio                                   FUND II L.P.

ASAMA ONSEN KAIHATSU CO.,
LTD.                       Flagged for Onsen deal.           Japan           1   GOLDMAN SACHS REALTY JAPAN
                           Holds Japanese Inn; Holds                             LTD.                            100.0000%
                           equity in subsidiary (Owns
                           Asama Onsen Hotel
                           Mamangement).

KAKEGAWA HOLDINGS  TK      A trustor and Master Lessee       Japan           2   KAKEGAWA HOLDINGS CO., LTD.       5.0000%
                           of Kakegawa Grand Hotel.
                                                                                 GS FINANCIAL SERVICES L.P.
                                                                                 (DEL)                            75.0000%
                                                                                                                 ---------
                                                                                                                  80.0000%

GS HONY HOLDINGS I LTD.    Investment vehicle for Hony       Cayman          1   GS ASIAN VENTURE                100.0000%
                           Capital III Investment            Islands             (DELAWARE) L.L.C.
                           vehicle for Hony Capital III

GS HONY HOLDINGS II LTD.   Investment vehicle for the        Cayman          1   GS ASIAN VENTURE                100.0000%
                           firm's interest in Hony           Islands             (DELAWARE) L.L.C.
                           Capital fund III LP

GS CAPITAL PARTNERS AUTO
GLASS HOLDINGS             Investment vehicle for            Mauritius       1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Fuyao Auto Glass.                                     INC.

GS CAPITAL PARTNERS AURUM
HOLDINGS                   Investment vehicle for Midea      Mauritius       1   THE GOLDMAN SACHS GROUP,        100.0000%
                                                                                 INC.

GS CAPITAL PARTNERS VI     The CPVI Employee Fund is         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
EMPLOYEE FUND, L.P.        in the process of being                               INC.
                           deconsolidated as this
                           entity no longer holds
                           anything.

GS FUNDING MANAGEMENT      Set up as part of a               Cayman          1   SHIRE UK LIMITED                100.0000%
LIMITED                    structured transaction            Islands
                           containing Interest rate
                           Swaps,Asset swaps and
                           treasuries.

GS EQUIPMENT FINANCE II    To undertake leasing              Cayman          1   SCADBURY UK LIMITED             100.0000%
LIMITED                    business.                         Islands

GS EQUIPMENT FINANCE I     To undertake leasing              Cayman          1   SCADBURY UK LIMITED             100.0000%
LIMITED                    business.                         Islands

GS LEASING LIMITED         Entity is a partnerships          Cayman          2   GS LEASING NO.1 LIMITED          90.0000%
PARTNERSHIP                set up to enter into a            Islands
                           finance lease with Tesco
                           Plc. It will acquire assets                           GS LEASING NO. 3 LIMITED         10.0000%
                           from Tesco and then lease                                                             ---------
                           them back in the form of                                                              100.0000%
                           the finance lease. As such
                           the fixed assets do not go
                           on the GS balance sheet.
                           Instead there is a lease
                           receivable.

GS LEASING NO.1 LIMITED    Entity set up to be the           Cayman          1   SCADBURY UK LIMITED             100.0000%
                           general partner                   Islands
                           (controlling interest) in
                           GS Leasing Limited
                           Partnership.  It will
                           invest in the partnership
                           in return for its share of
                           the leasing income.

GS LEASING MANAGEMENT
LIMITED                    To undertake leasing              Cayman          1   GOLDMAN SACHS GROUP             100.0000%
                           business.                         Islands             HOLDINGS (U.K.)

BIRCHFIELD ESTATES LTD     To own data site in London        England         1   THE GOLDMAN SACHS GROUP,        100.0000%
                                                                                 INC.

GS Israel LLC-Tel Aviv
Branch                     Single Member Office in Tel       Delaware        1   GOLDMAN SACHS ISRAEL LLC        100.0000%
                           Aviv. Israeli investment
                           research entity.

GS LEASING NO. 3 LIMITED   To hold a 10% stake in GS         Cayman          1   SCADBURY UK LIMITED             100.0000%
                           Leasing ( 1344)                   Islands

DHONI CAYMAN HOLDINGS LTD. To invest in Urban                Cayman          1   GS ASIAN VENTURE                100.0000%
                           Infrastructure Real Estate        Islands             (DELAWARE) L.L.C.
                           Fund managed by Reliance
                           Industrieis in India.

DHONI CAYMAN LIMITED
PARTNERSHIP                Private equity vehicle for        Cayman          2   DHONI CAYMAN HOLDINGS LTD.       99.0000%
                           GS to invest in Urban             Islands
                           Infrastructure Real Estate                            DHONI CAYMAN GP LTD               1.0000%
                           Investment Fund  managed by                                                           ---------
                           Urban Infrastructure                                                                  100.0000%
                           Capital Advisors.Private
                           equity vehicle for GS to
                           invest in Urban
                           Infrastructure Real Estate
                           Investment Fund  managed by
                           Urban Inf

DHONI CAYMAN GP LTD        Hold an investment                Cayman          1   GS ASIAN VENTURE                100.0000%
                           structure in emerging Asian       Islands             (DELAWARE) L.L.C.
                           mkts


GS DIRECT, L.L.C.          Tupe of business: Other -         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           investment fund                                       INC.

LFG HOLDINGS, LLC          Investment is a market data       Delaware        1   GSUIG, L.L.C.                   100.0000%
                           base and marketing
                           consulting firm based in
                           Miami

GS FUNDING EUROPE I LTD.   This entity is to be              Cayman          1   GS FUNDING EUROPE               100.0000%
                           involved in a trade               Islands
                           undertaken by the
                           structured investment
                           group. It will receive
                           funds from GS European
                           Funding Limited.

GS FUNDING EUROPE II LTD.  This entity is to be              Cayman          2   GS FUNDING EUROPE                10.0000%
                           involved in a trade               Islands
                           undertaken by the                                     GS FUNDING EUROPE I LTD.         90.0000%
                           structured investment                                                                 ---------
                           group. It will receive                                                                100.0000%
                           funds from GS European
                           Funding I Limited.

GS PHERECLUS HOLDINGS      Firm direct investment            Mauritius       1   GS DIRECT, L.L.C.               100.0000%
LIMITED                    holding company.

GS DIRECT GD LIMITED       Firm direct investment            Mauritius       1   GS DIRECT, L.L.C.               100.0000%
                           holding company.

GS TREASURE SARL           Firm direct investment            Luxembourg      1   GS DIRECT, L.L.C.               100.0000%
                           holding company.

LIQUIDITY ASSETS HOLDING   Established as part of an         Cayman          1   MTGLQ INVESTORS, L.P.           100.0000%
LIMITED                    SSG Structured Investing          Islands
                           Group transaction.

FIRST AVIATION HOLDING     Consolidated GS Direct            Delaware        1   GS DIRECT, L.L.C.                95.5736%
CORP.                      investment

GS LOAN PARTNERS HOLDINGS  To invest / lend GS Loan          Delaware        1   GOLDMAN SACHS CREDIT            100.0000%
LLC                        Partners LLC and pledge                               PARTNERS L.P.
                           equity to funding
                           counterpart

GS LOAN PARTNERS LLC       to purchase and finance           Delaware        1   GS LOAN PARTNERS HOLDINGS       100.0000%
                           bank loan inventory                                   LLC

GK ITO ONSEN KAIHATSU      Flagged for New Onsen Deal        Japan           1   AR HOLDINGS GK                  100.0000%
                           (Ebina).Management of
                           Ryokan (Japanese Hotel).

GK YONAGO KAIKE ONSEN
KAIHATSU                   ASSG/REPIA Onsen Deal             Japan           1   AR HOLDINGS GK                  100.0000%

ARES (REAL ESTATE) B.V.    to hold real estate assets        Netherlands     1   GS FINANCIAL SERVICES L.P.       50.0000%
                           from the loan workouts in                             (DEL)
                           Ares Finance s.r.l.

ARES FINANCE Srl           A securitization vehicle          Italy           1   THE GOLDMAN SACHS GROUP,         50.0000%
                           established under Italian                             INC.
                           law that holds
                           sub-performing assets and
                           has issued debt secured by
                           these assets.

PNW, LLC                   A utilities supplier of           Delaware        1   GOLDMAN SACHS LENDING           100.0000%
                           energy and energy-related                             PARTNERS LLC
                           products.

GOLDMAN SACHS REAL ESTATE
FUNDING CORP.              Acts as the General Partner       New York        1   GOLDMAN SACHS BANK USA          100.0000%
                           of Goldman Sachs Mortgage
                           Company

GOLDMAN SACHS MORTGAGE
COMPANY                    Goldman Sachs Mortgage            New York        2   GOLDMAN SACHS BANK USA           99.0000%
                           Company ("GSMC") purchases
                           closed, independently                                 GOLDMAN SACHS REAL ESTATE
                           funded, first and                                     FUNDING CORP.                     1.0000%
                           subordinate-lien                                                                      ---------
                           residential mortgage loans                                                            100.0000%
                           for its own investment,
                           securitization, or resale.
                           In addition, GSMC provides
                           warehouse and repurchase
                           financing to mortg

MLQ INVESTORS, L.P.        Hold certain mortgage             Delaware        2   THE GOLDMAN SACHS GROUP,
                           properties for liquidation.                           INC.                             99.0000%

                                                                                 MLQ, L.L.C.                       1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

CL INVESTMENTS LIMITED     Non-regulated Cayman Island       Cayman          1   THE GOLDMAN SACHS GROUP,        100.0000%
                           based entity established to       Islands             INC.
                           invest in an unaffiliated
                           entity which holds a
                           consumer loan portfolio;
                           contribute equity to a
                           trust which will hold ITT
                           receivables

MLQ, L.L.C.                General partner of MLQ            Delaware        2   THE GOLDMAN SACHS GROUP,
                           Investors, L.P.                                       INC.                             99.0000%

                                                                                 GOLDMAN SACHS GLOBAL HOLDINGS
                                                                                 L.L.C.                            1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

MAIN STREET MORTGAGE       Florida subsidiary acquired       Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
COMPANY, LIMITED           to service mortgage                                   INC.
PARTNERSHIP                portfolios (primarily those
                           held by Goldman Sachs                                 MSMC, INC.                        1.0000%
                           Mortgage Company)                                                                     ---------
                                                                                                                 100.0000%

GS MORTGAGE SECURITIES     To act as depositor for           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
CORPORATION II             commercial mortgage backed                            INC.
                           securities deals

MTGLQ INVESTORS, L.P.      Investor in various real          Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
                           estate transactions                                   INC.

                                                                                 MLQ, L.L.C.                       1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

STRATEGIC MORTGAGE
HOLDINGS, L.P.             Hold debt and equity              Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
                           interests in a Canadian                               INC.
                           mortgage broker business
                                                                                 STRATEGIC MORTGAGE HOLDINGS,      1.0000%
                                                                                 INC.
                                                                                                                 ---------
                                                                                                                 100.0000%

STRATEGIC MORTGAGE
HOLDINGS, INC.             General Partner of                Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Strategic Mortgage                                    INC.
                           Holdings, L. P.

SOPAC LLC                  To hold assets purchased          Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           from Southern Pacific                                 INC.
                           Funding Corporation

SOUTHERN PACIFIC FUNDING
CORPORATION                To hold certain mortgage          California      1   THE GOLDMAN SACHS GROUP,        100.0000%
                           loans and securities                                  INC.
                           purchased out of
                           bankruptcy.  Purchase of S.
                           Pacific Funding Corp. and
                           residuals.

GSSLQ, L.L.C.              To hold GS ownership              Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           interest in SLQ S de R.L.
                           de C.V., a Mexican limited
                           liability company
                           established to purchase
                           rights in distressed assets.

SCLQ, S. de R.L. de C.V.   To purchase distressed            Mexico          1   MTGLQ INVESTORS, L.P.           100.0000%
                           assets in Mexico

CDV-1 HOLDING COMPANY
GEN-PAR, L.L.C.            General partner for CDV-1         Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           Holding Company, L.P.

CDV-1,LTD                  Established to acquire a          England         1   CDV-1 HOLDING COMPANY, L.P.      91.6200%
                           portfolio of non-performing
                           loans in the Czech Republic
                           from Ceska konsolidacni
                           agentura.


CDV-1 HOLDING COMPANY,     Set up as a partnership to        Delaware        2   MTGLQ INVESTORS, L.P.            89.8000%
L.P.                       own CDV-1, Ltd.
                                                                                 CDV-1 HOLDING COMPANY GEN-PAR,    0.2000%
                                                                                 L.L.C.                          ---------
                                                                                                                  90.0000%

CDV-2, LTD.                To acquire Czech debt             England         1   ELQ INVESTORS, LTD               90.0000%

PRALQ, LLC                 To purchase a portfolio of        Delaware        1   GOLDMAN SACHS LENDING           100.0000%
                           consumer receivables,                                 PARTNERS LLC
                           primarily auto loans.

ARLO LLC                   To purchase and hold              Delaware        1   GOLDMAN SACHS LENDING           100.0000%
                           non-performing loans.                                 PARTNERS LLC

GOLDMAN SACHS ASSET BACKED Acquisition and disposition       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
SECURITIES CORP.           of asset-backed securities                            INC.

REP MCR REALTY, L.L.C.     To acquire and hold 2             Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           non-performing real estate
                           secured loans (McCook and
                           Randolph Assets).

DUNVEGAN INVESTMENTS, LTD. Investment company                Cayman          1   GOLDMAN SACHS HOLDINGS          100.0000%
                           (dormant).                        Islands             (U.K.)

REMARK CAPITAL GROUP, LLC  An AMSSG related entity           Delaware        1   MTGLQ INVESTORS, L.P.            72.0000%
                           that manages and services
                           portfolios of consumer auto
                           loans.

MLQ-MLL, LLC               Established to originate          Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           and purchase Mezzanine
                           loans on real estate
                           investments.

RIO PARANA COMPANHIA       Merged survivor of Rio            BRAZIL          2   MTGLQ INVESTORS, L.P.            99.9900%
SECURITIZADORA DE CREDITOS Potiguar Companhia
FINANCEIROS                Securitizadora de Creditos                            GS FINANCIAL SERVICES L.P.        0.0100%
                           Financeiros and this entity.                          (DEL)
                                                                                                                 ---------
                                                                                                                 100.0000%

AMC REO LLC                To hold real estate               Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           obligations.

GS DO BRASIL CORRETORA     Brazilian broker dealer           Brazil          1   GOLDMAN SACHS do BRASIL         100.0000%
                           entity that will enable GS                            BANCO MULTIPLO S/A
                           to trade cash equities and
                           listed options directly
                           with the Brazilian exchange
                           (BOVESPA).

JANY Fundo Creditorios     To hold FIDC (credit              New York        1   J. ARON & COMPANY               100.0000%
                           receivable) instruments.

GSMC SPECIALTY LLC         Acquire, own and hold             Delaware        1   GOLDMAN SACHS MORTGAGE          100.0000%
                           securities backed by,                                 COMPANY
                           secured by or evidencing an
                           interest in loans, notes
                           participations or other
                           assets or rights related to
                           real property or preferred
                           equity in issuers of notes
                           secured by such interest.
                           Enter into agreements rel

ASSET MANAGEMENT COMPANY   For the purpose of engaging       Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
OF AMERICA, L.L.C.         (directly or through
                           subsidiary or affiliated
                           companies or both) in any
                           business or activities that
                           may lawfully be angaged in
                           by a limited liability
                           company formed under the
                           Delaware Act.

ASSET MANAGEMENT COMPANY   Capital restructure.              Delaware        2   MTGLQ INVESTORS, L.P.            99.0000%
OF AMERICA,  L.P.
                                                                                 ASSET MANAGEMENT COMPANY OF
                                                                                 AMERICA, L.L.C.                   1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

DAC HOLDINGS I, L.L.C.     Holding company for 6 other       Delaware        1   GOLDMAN SACHS LENDING           100.0000%
                           special purpose                                       PARTNERS LLC
                           partnerships involved
                           inleveraged lease
                           transactions

GOLDMAN SACHS LONDON       To own property.  To hold         England         1   THE GOLDMAN SACHS GROUP,        100.0000%
PROPERTY LIMITED           property owned by Goldman                             INC.
                           Sachs Property Management.

BEIJING GAO HUA SECURITIES Chinese entity engaged in         People's        3   BEIJING GAO WANG VENTURE         33.3333%
COMPANY LIMITED            underwriting and                  Republic of         CAPITAL
                           proprietary trading of            China
                           securities as well as                                 BEIJING DE SHANG VENTURE         33.3333%
                           providing financial                                   CAPITAL COMPANY
                           advisory services.
                                                                                 BEIJING HOU FENG VENTURE         33.3333%
                                                                                 CAPITAL COMPANY LIMITED
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS GAO HUA      Sino-foreign Joint Venture        People's        2   GOLDMAN SACHS (ASIA) L.L.C.      33.0000%
SECURITIES COMPANY LIMITED Company with Beijing Gao          Republic of
                           Hua Securities Company            China               BEIJING GAO HUA SEC CL, BJHQ     67.0000%
                           Limited.Business Scope:                                                               ---------
                           Underwriting of shares                                                                100.0000%
                           (incluidng Renminbi
                           donominated ordinary shares
                           and foreign investment
                           shares) and bonds
                           (including government bonds
                           and corporateb

BEIJING GAO WANG VENTURE
CAPITAL                    Invests in Beijing Gao Hua        People's        1   GOLDMAN SACHS (ASIA)            100.0000%
                           Securities Company Limited.       Republic of         FINANCE HOLDINGS L.L.C.
                                                              China

BEIJING DE SHANG VENTURE   Investor in Beijing Gao Hua       People's        1   GOLDMAN SACHS (ASIA)            100.0000%
CAPITAL COMPANY            Securities Company Limited.       Republic of         FINANCE HOLDINGS L.L.C.
                                                             China

BEIJING HOU FENG VENTURE   Invests in Beijing Gao Hua        People's        1   GOLDMAN SACHS (ASIA)            100.0000%
CAPITAL  COMPANY LIMITED   Securities Company Limited.       Republic of         FINANCE HOLDINGS L.L.C.
                                                             China

BEIJING GAO HUA SEC CL,    trading plus exchange seat  C     hina            1   BEIJING GAO HUA SEC CL,         100.0000%
BJTO                       leasing to mutual funds                               BJHQ

BEIJING GAO HUA SEC CL,    trading plus exchange seat        China           1   BEIJING GAO HUA SEC CL,         100.0000%
SHTO                       leasing to mutual funds                               BJHQ

BEIJING GAO HUA SEC CL,    Beijing headquarters,             China           3   BEIJING GAO WANG VENTURE         33.3333%
BJHQ                       proprietary trading w/                                CAPITAL
                           china exch
                                                                                 BEIJING DE SHANG VENTURE         33.3333%
                                                                                 CAPITAL COMPANY

                                                                                 BEIJING HOU FENG VENTURE         33.3333%
                                                                                 CAPITAL COMPANY LIMITED
                                                                                                                 ---------
                                                                                                                 100.0000%

GSIB Beijing Rep Office    Rep Office                        China           1   GOLDMAN SACHS
                                                                                 INTERNATIONAL BANK

KEYAKIZAKA FINANCE CO.,    Purchasing loans.Equity           Japan           1   GS FINANCIAL SERVICES L.P.      100.0000%
LTD.                       deals of PFS team.                                    (DEL)

GOLDMAN SACHS JAPAN        Purchasing Loans                  Japan           1   GS FINANCIAL SERVICES L.P.      100.0000%
FINANCE K.K.                                                                     (DEL)

CMA CO., LTD.              Originated loans as money         Japan           1   LINDEN WOOD II-S TK             100.0000%
                           lender.

LINDEN WOOD II-S TK        An ASSG related entity that       Cayman          2   LINDEN WOOD IIS LTD.              5.0000%
                           invests in distressed loans.      Islands
                                                                                 GS FINANCIAL SERVICES L.P.       75.0000%
                                                                                 (DEL)                           ---------
                                                                                                                  80.0000%

LINDEN WOOD IIS LTD.       Purchasing unsecured loans        Cayman          1   MLQ INVESTORS, L.P.             100.0000%
                           jointly with Nochu                Islands

MERCHANT SUPPORT CO., LTD. Flagged for Merchant JV           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           (Factoring service)                                   LTD.


REAL ESTATE CREATION FUND  Resona deal.Purchasing Loan       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
CO., LTD.                                                                        LTD.

REC INVESTMENTS CO., LTD.  Resona deal                       Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                                                                                 LTD.

GS WIND HOLDINGS LLC       To acquire the wind               Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           business of Zilkha
                           Renewable Energy LLC

GS MACRO INVESTMENTS LLC   Vehicle for structured            Delaware        2   THE GOLDMAN SACHS GROUP,         11.1110%
                           trades.                                               INC.

                                                                                 MTGLQ INVESTORS, L.P.            88.8890%
                                                                                                                 ---------
                                                                                                                 100.0000%

KAWASAKI HOLDINGS TK       Owns hotel assets in Japan.       Japan           3   THE GOLDMAN SACHS GROUP,         11.5340%
                                                                                 INC.

                                                                                 GS STRATEGIC INVESTMENTS        23.5000%
                                                                                 JAPAN LLC

                                                                                 KAWASAKI HOLDINGS CO., LTD.       5.0000%
                                                                                                                 ---------
                                                                                                                  40.0340%

WHITE OCEAN CO., LTD.      Purchasing loans from             Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           Resona (RCC/Resona                                    LTD.
                           Securitization Deal)

MERCHANT CAPITAL CO., LTD. Flagged for Merchant JV           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
                           (factoring service)                                   LTD.

GS MACRO INVESTMENTS II,   In connection with the MEIV       Delaware        1   GS MACRO INVESTMENTS LLC        100.0000%
LLC                           transaction.

GS MACRO INVESTMENTS I,    In connection with the MEIV       Delaware        1   GS MACRO INVESTMENTS LLC        100.0000%
LLC                        transaction.

FORRES LLC                 Established as part of an         Delaware        1   GOLDMAN SACHS HOLDINGS          100.0000%
                           SSG Structured Investing                              (U.K.)
                           Group transaction.

THE AYCO SERVICES          Record insurance revenues         New York        1   MERCAY CORPORATION              100.0000%
INSURANCE AGENCY, INC.     generated in the state of
                           Mass.

SAKURAZAKA KAIHATSU TK     To invest in the Recruit          Japan           1   SAKURAZAKA KAIHATSU CO.,         50.0000%
                           deal - Total return Swap.                             LTD.

BLUE DAISY TK              Blue Daisy is a vehicle to        Japan           1   BLUE DAISY CO., LTD.             50.0000%
                           invest in recruit through
                           its participation in the
                           secondary shares acquired
                           by Nochu.

GS MACRO INVESTMENTS III,  In connection with the MEIV       Delaware        1   GS MACRO INVESTMENTS LLC        100.0000%
LLC                        transaction.

GS MACRO INVESTMENTS IV,   In connection with the MEIV       Delaware        1   GS MACRO INVESTMENTS LLC        100.0000%
LLC                        transaction.

DANDELION INVESTMENTS TK   Dandelion has made                Japan           2   DANDELION INVESTMENTS CO.,        5.0000%
                           investments in Green                                  LTD.
                           mountain to acquire
                           non-performing loans from                             GS FINANCIAL SERVICES L.P.       73.0000%
                           Linden Wood an existing SPC                           (DEL)
                           of the ASSG business.                                                                 ---------
                                                                                                                  78.0000%

GREEN MOUNTAIN ONE TK      It has been set up jointly        Japan           2   GREEN MOUNTAIN ONE CO.,           5.0000%
                           with Dandelion Investmenst                            LTD.
                           YK ("Dandelion") and Mizuho
                           Security , a third party,                             DANDELION INVESTMENTS TK         55.0000%
                           to acquire nonperforming                                                              ---------
                           loans from LindenWood, an                                                              60.0000%
                           existing SPC of the ASSG
                           business.

ASHITABA CREATION CO.,     Holding loan secured by           Japan           1   GOLDMAN SACHS REALTY JAPAN      100.0000%
LTD.                       Shinjuku WINDS building                               LTD.
                           morgage.

JAPAN HOTEL & RESORT K.K.  Hotel REIT AM company             Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           (Regulated)

SHINING PARTNERS TK        Consolidation of Japan            Japan           2   GS STRATEGIC INVESTMENTS         75.0000%
                           Entity (to hold SPL                                   JAPAN LLC
                           portfolio)                                            SHINING PARTNERS LTD.             5.0000%
                                                                                                                 ---------
                                                                                                                  80.0000%

FUKUOKA TOSHI KAIHATSU TK  Consolidation of Japan            Japan           3   THE GOLDMAN SACHS GROUP,         39.4734%
                           Entity (REO acquisition).                             INC.
                           To hold Real Estate.
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   50.4388%
                                                                                 LLC

                                                                                 FUKUOKA TOSHI KAIHATSU CO., LTD. 10.0878%
                                                                                                                 ---------
                                                                                                                 100.0000%

KINMIRAI CREATE TK         Set up to purchase Mizuho         Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           REO JV deal.                                          INC.

                                                                                 GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 KINMIRAI CREATE CO., LTD.         5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

GS MACRO INVESTMENTS V,    In connection with the MEIV       Delaware        1   GS MACRO INVESTMENTS LLC        100.0000%
LLC                        transaction.

GK TAKASU                  Flagged for Jusco                 Japan           1   AR HOLDINGS GK                  100.0000%
                           Shimotsuma Deal (Bridge
                           Finance Provider to
                           Kinmirai)

TAKASU TK                  To provide bridge finance         Japan           3   THE GOLDMAN SACHS GROUP,         19.5650%
                           and add-on property                                   INC.
                           adjacent to the existing
                           property.                                             GS STRATEGIC INVESTMENTS         25.0000%
                                                                                 JAPAN LLC

                                                                                 GK TAKASU                         5.0000%
                                                                                                                 ---------
                                                                                                                  49.5650%

GS (CHINA) SHANGHAI REP.   Liaison offices for GS            Delaware        1   GOLDMAN SACHS (CHINA)           100.0000%
OFFIC                      affiliates                                            L.L.C.

GS (CHINA) BEIJING REP.    Liaison offices for GS            Delaware        1   GOLDMAN SACHS (CHINA)           100.0000%
OFFICE                     affiliates                                            L.L.C.

GS (ASIA) LLC THAILAND     develops banking invest           Delaware        1   GOLDMAN SACHS (ASIA) L.L.C.     100.0000%
REP. OF                    activity & relationships in
                           Thai

GS FINANCIAL SERVICES L.P. Holding company for various       Delaware        2   THE GOLDMAN, SACHS & CO.          0.1000%
(DEL)                      entites owned wholly or                               L.L.C.
                           partially by GS that may
                           incur material amounts of                             THE GOLDMAN SACHS GROUP, INC.    99.9000%
                           foreign income tax; most                                                              ---------
                           entities previously owned                                                             100.0000%
                           by GS Capital Markets, L.P.;

GS MORTGAGE SECURITIES     To issue bonds and/or form        Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
CORP.                      trusts to issue bonds                                 INC.
                           collateralized by pools of
                           mortgage related securities.

BEST INVESTMENTS           Holding company for Express       Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
(DELAWARE) L.L.C.          Securitization Specialty                              (DEL)
                           L.L.C. and Express II
                           Securitization Specialty
                           L.L.C.

GOLDMAN SACHS INVESTMENT   To act as an investment           Germany         1   GOLDMAN, SACHS & CO. OHG        100.0000%
MANAGEMENT GMBH            advisor in Germany

GOLDMAN SACHS CAPITAL      General Partner of Goldman        Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
MARKETS L.L.C.             Sachs Capital Markets, L.P.

GOLDMAN SACHS CAPITAL      General Partner of Goldman        Delaware        2   GOLDMAN SACHS BANK USA           99.0000%
MARKETS, L.P.              Sachs Capital Markets, L.P.
                                                                                 GOLDMAN SACHS CAPITAL MARKETS     1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

VANTAGE MARKETPLACE LLC    As part of Goldman Sachs'         Delaware        1   VANTAGE MARKETPLACE             100.0000%
                           independent research                                  HOLDINGS, LLC
                           platform, Vantage
                           Marketplace LLC's subject
                           matter experts will consult
                           with clients who have
                           contracted the expert's
                           services on specific
                           questions/topics.

ELQ HOLDINGS (DEL) LLC     Holding company for new           Delaware        2   THE GOLDMAN SACHS GROUP,         75.0000%
                           ESSG investing                                        INC.
                           entitiesHolding company for
                           new ESSG investing entities                           MLQ, L.L.C.                      25.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%



ELQ HOLDINGS (UK) LTD      ELQ Holdings (UK) Ltd holds       United          1   ELQ HOLDINGS (DEL) LLC          100.0000%
                           ELQ II and ELQ III. As part       Kingdom
                           of the firmwide project to
                           reduce the firms effective
                           tax rate, US tax have been
                           reviewing the ESSG
                           structures and have
                           determined that ELQ (func
                           ccy USD) to be sub optimal
                           from a tax perspective and

ELQ INVESTORS II LTD       ELQ Holdings (UK) Ltd holds       United          1   ELQ HOLDINGS (UK) LTD           100.0000%
                           ELQ Investors II Ltd and          Kingdom
                           ELQ Investors III Ltd. As
                           part of the firmwide
                           project to reduce the firms
                           effective tax rate, US tax
                           have been reviewing the
                           ESSG structures and have
                           determined that ELQ (func
                           ccy USD) to be sub optima

ELQ INVESTORS III LTD      ELQ Holdings (UK) Ltd holds       United          1   ELQ HOLDINGS (UK) LTD           100.0000%
                           ELQ Investors II Ltd and          Kingdom
                           ELQ Investors III Ltd. As
                           part of the firmwide
                           project to reduce the firms
                           effective tax rate, US tax
                           have been reviewing the
                           ESSG structures and have
                           determined that ELQ (func
                           ccy USD) to be sub optima

MSMC, INC.                 General partner of Main           Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Street Mortgage Company                               INC.
                           Limited Partnership,
                           mortgage servicing company

GOLDMAN SACHS CREDIT       nation and syndication of         Bermuda         2   GSCP (DEL) INC.                  99.9900%
PARTNERS L.P.              commercial loans as well
                           the secondary trading of                              GSCP (DEL) LLC                    0.0100%
                           such loans.Inventory and                                                              ---------
                           trade lesser developed                                                                100.0000%
                           country debt and senior
                           bank debt; to invest in
                           assignments and
                           participations in certain
                           bank debt, debt of other
                           lenders and anyo

SPECIAL SITUATIONS         The primary purpose of the        Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
INVESTING GROUP, INC.      entity is the buying and                              INC.
                           selling of bank debt.
                           Additionally, there will be
                           some securities trading.

GS GLOBAL FUNDING (CAYMAN) Holding company for               Cayman          1   GS FINANCIAL SERVICES L.P.      100.0000%
LIMITED                    Hechshire Limited.                Islands               (DEL)

HECHSHIRE                  Special purpose vehicle.          England         1   SHIRE UK LIMITED                100.0000%
                           Entity established to
                           facilitate structured
                           financing, specifically a
                           loan note issuance by
                           Goldman Sachs International.

LUGE LLC                   Entity established to             Delaware        1   MEHETIA HOLDINGS INC.           100.0000%
                           facilitate structured
                           financing.

MADISON/SPECIAL SITUATIONS Primarily in the business         Delaware        1   SPECIAL SITUATIONS              100.0000%
VALUE FUND, LLC            of buying bankruptcy trade                            INVESTING GROUP, INC.
                           claims

RTV VENTURES LLC           Delaware entity established       Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           to service an existing loan                           INC.
                           portfolio.

GS MORTGAGE I PARTNERS,    Entity established to             Delaware        2   GOLDMAN SACHS MORTGAGE           95.0000%
L.P.                       facilitate structured                                 COMPANY
                           financing.
                                                                                 GS MORTGAGE I HOLDINGS, LLC       5.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

MEHETIA HOLDINGS INC.      Parent company of Luge LLC,       Delaware        3   GS MEHETIA CORP.                 20.0000%
                           Mehetia Inc and Carrera2 LLC
                                                                                 GS MEHETIA LLC                   50.0000%

                                                                                 GS MEHETIA PARTNERSHIP LP        30.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS MEHETIA CORP.           Parent company of Mehetia         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Holdings, Inc. and GS                                 INC.
                           Mehetia Partnership LP.

GS MEHETIA LLC             Parent company of Mehetia         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Holdings Inc.                                         INC.

GS MEHETIA PARTNERSHIP LP  Parent company of GS              Delaware        2   GS MEHETIA CORP.                  1.0000%
                           Mehetia Holdings Inc.
                                                                                 GS MEHETIA LLC                   99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

MEHETIA INC.               Entity established to             Delaware        1   MEHETIA HOLDINGS INC.           100.0000%
                           facilitate structured
                           financing.

CARRERA2 LLC               Entity established to             Delaware        1   MEHETIA HOLDINGS INC.           100.0000%
                           facilitate structured
                           financing.

GS GLOBAL FUNDING II, CO.  Holding company for GS            Delaware        2   GOLDMAN SACHS CANADA INC.        23.0800%
                           Global Funding III,
                           Co.Holding company for GS                             GS FINANCIAL SERVICES L.P.       76.9200%
                           Global Funding III, Co.                               (DEL)                           ---------
                                                                                                                 100.0000%

GS GLOBAL FUNDING III, CO. Holding company for GS            Delaware        1   GS GLOBAL FUNDING II, CO.       100.0000%
                           Global Funding IV, LLC

GS GLOBAL FUNDING IV, LLC  Investor in preferred             Delaware        1   GS GLOBAL FUNDING III, CO.      100.0000%
                           securities.

GS GLOBAL INVESTMENTS, CO. Investor in preferred             Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           securities.                                           INC.

LIQUIDITY ASSETS LIMITED   Established as part of an         Cayman          1   LIQUIDITY ASSETS HOLDING        100.0000%
                           SSG Structured Investing          Islands             LIMITED
                           Group transaction.

GS GLOBAL INVESTMENTS III  Established as part of an         Delaware        1   GS GLOBAL INVESTMENTS, CO.      100.0000%
TRUST                      SSG Structured Investing
                           Group transaction.

COUNTY ASSETS LIMITED      Entity established to             Cayman          1   COUNTY FUNDING                  100.0000%
                           facilitate structured             Islands
                           financing.

COUNTY FUNDING             Entity established to             England         1   COUNTY UK LIMITED               100.0000%
                           facilitate structured
                           financing.

COUNTY UK LIMITED          Entity established to             Cayman          1   GS GLOBAL INVESTMENTS UK,       100.0000%
                           facilitate structured             Islands             INC.
                           financing.

GS GLOBAL INVESTMENTS UK,  Entity established to             Delaware        1   GS GLOBAL INVESTMENTS, CO.      100.0000%
INC.                       facilitate structured
                           financing.

MADISON/SPECIAL SITUATIONS Joint venture partner to          Delaware        1   SPECIAL SITUATIONS              100.0000%
VALUE FUND II, LLC         purchase small bankrupcy                              INVESTING GROUP, INC.
                           trade clients.

GS GLOBAL PARTNERS LLC     Entity established to             Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
                           facilitate structured                                 (DEL)
                           financing.

GS CAPITAL FUNDING (UK) 1  Entity is part of the             England         1   GS DIVERSIFIED INVESTMENTS      100.0000%
LIMITED                    European Hedging Strategy                             LIMITED
                           deal.

GS WIND POWER II, LLC      Part of a wind energy             Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           project.


RAFT RIVER I HOLDINGS, LLC Established as part of an         Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           SSG Structured Investing
                           Group transaction.

RAFT RIVER ENERGY I LLC    Established as part of an         Delaware        1   RAFT RIVER I HOLDINGS, LLC      100.0000%
                           SSG Structured Investing
                           Group transaction.

BRIDGEWATER ODC, LLC       New entity to house a new         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           US data center property                               INC.

HORIZON FUND               Fund in Brazil used to            Cayman          1   PROP - GS FUNDO DE              100.0000%
                           trade exotic products and         Islands             INVESTIMENTO MULTIMERCADO
                           in the near future                                    CREDITO PRIVADO -
                           commodities.                                          INVESTIMENTO NO EXTERIOR

GS MORTGAGE I HOLDINGS,    Entity established to             Delaware        1   GOLDMAN SACHS MORTGAGE          100.0000%
LLC                        facilitate structured                                 COMPANY
                           financing.

SYNFUEL SOLUTIONS HOLDINGS Holding company for Synfuel       Delaware        2   THE GOLDMAN SACHS GROUP,         99.9900%
LLC                        Holdings LLC.                                         INC.

                                                                                 GS FINANCIAL SERVICES L.P. (DEL)  0.0100%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS V-1 HOLDINGS, L.P.      Entity established to             Bermuda         2   GSCP (DEL) INC.                  99.9900%
                           facilitate structured
                           financing.                                            GSCP (DEL) LLC                    0.0100%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS WIND POWER I, LLC       Part of a wind energy             Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
                           project.                                              (DEL)

GS GLOBAL MARKETS, INC.    Entity established to             Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           facilitate structured                                 INC.
                           financing.

GOLDMAN SACHS CAPITAL      Established as part of an         England         1   GS FINANCIAL SERVICES L.P.      100.0000%
INVESTMENTS LIMITED        SSG Structured Investing                              (DEL)
                           Group transaction.

GOLDMAN SACHS CAPITAL      Established as part of an         England         1   GOLDMAN SACHS CAPITAL           100.0000%
INVESTMENTS II LIMITED     SSG Structured Investing                              INVESTMENTS LIMITED
                           Group transaction.

CAPITAL INVESTMENTS (U.S.) Established as part of an         Delaware        1   GOLDMAN SACHS CAPITAL           100.0000%
III, L.L.C.                SSG Structured Investing                              INVESTMENTS II LIMITED
                           Group transaction.

GSFS INVESTMENTS I CORP.   Established as part of an         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           SSG Structured Investing                              INC.
                           Group transaction.

ENERGY CENTER HOLDINGS,    Established as part of an         Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
LLC                        SSG Structured Investing
                           Group transaction.

K.K. MINATO SAIKEN KAISHU  Servicer.                         Japan           1   MLQ INVESTORS, L.P.             100.0000%

GS 737 CLASSICS LEASING    Established as part of an         Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
LLC                        SSG Structured Investing
                           Group transaction.

GS FUNDING OPPORTUNITIES   Issuing shares and                Delaware        1   GS FUNDING OPPORTUNITIES        100.0000%
LLC                        effecting transfers, making                           II LLC
                           distributions, entering
                           into and performing its
                           obligations, and exercising
                           and enforcing its rights
                           under each GS Funding
                           transaction document.

GS FUNDING OPPORTUNITIES   Issuing shares and                Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
II LLC                     effecting transfers, making                           INC.
                           distributions, entering
                           into and performing its
                           obligations, and exercising
                           and enforcing its rights
                           under each GS Funding II
                           transaction document.

FLURET TRUST               Established to facilitate         United          2   GS FINANCIAL SERVICES L.P.       95.0000%
                           structured financing.             Kingdom             (DEL)

                                                                                 GS FUNDING OPPORTUNITIES II LLC   5.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

FLURET LIMITED             Established as part of an         Isle of         1   FLURET TRUST                    100.0000%
                           SSG Structured Investing          Jersey
                           Group transaction.

HWE HOLDINGS LLC           Subsidiary of GS Wind             Delaware        1   GS WIND HOLDINGS LLC            100.0000%
                           Holdings LLC

GAC PERSONAL TK            An ASSG related entity that       Japan           2   GAC PERSONAL CO., LTD.            5.0000%
                           purchased residential loans
                           from Chiyoda Life.                                    GS FINANCIAL SERVICES L.P.       95.0000%
                                                                                 (DEL)                           ---------
                                                                                                                 100.0000%

LINDEN WOOD TK             An ASSG related entity that       Japan           2   LINDEN WOOD, LTD.                 5.0000%
                           invests in distressed loans.
                                                                                 GS FINANCIAL SERVICES L.P.       75.0000%
                                                                                 (DEL)
                                                                                                                 ---------
                                                                                                                  80.0000%

LEAF GREEN TK              Acquiring non performing          Japan           3   THE GOLDMAN SACHS GROUP,          5.1140%
                           loans and realizing them.                             INC.

                                                                                 LEAF GREEN CO., LTD.              5.0000%

                                                                                 KAGAWA (DELAWARE) L.L.C.         45.5125%
                                                                                                                 ---------
                                                                                                                 100.0000%

SOLAR WIND TK              An ASSG related entity that       Japan           2   SOLAR WIND LTD.                   5.0000%
                           invests in distressed loans.
                                                                                 KIRI (DELAWARE) L.L.C.           75.0000%
                                                                                                                 ---------
                                                                                                                  80.0000%

GS DIVERSIFIED INVESTMENTS Participate in PBL                Delaware        1   GS DIVERSIFIED FUNDING LLC      100.0000%
LIMITED                    structured financing
                           transaction.

GS DIVERSIFIED HOLDINGS    Participate in PBL                Cayman          1   GS DIVERSIFIED FUNDING LLC      100.0000%
LIMITED                    structured financing              Islands
                           transaction.

GS DIVERSIFIED FUNDING LLC Participate in PBL                Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           structured financing                                  INC.
                           transaction.

GS SOLAR POWER I, LLC      To hold equity interest in        Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           solar power investment.

LORRAINE FUNDING LIMITED   To settle a trust used to         Cayman          1   GOLDMAN SACHS (CAYMAN)          100.0000%
                           raise [pound] 750 million         Islands             HOLDING COMPANY
                           of financing.

CHILTERN TRUST             Established in connection         United          2   GS FINANCIAL SERVICES L.P.       95.0000%
                           with a third party funding        Kingdom             (DEL)
                           transaction.
                                                                                 GS GLOBAL MARKETS, INC.           5.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS DIVERSIFIED FINANCE     In connection with Televisa       Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
III, LLC                   transaction.                                          (DEL)

GS DIVERSIFIED FINANCE V,  In connection with Televisa       Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
LLC                        transaction.                                          (DEL)

GS DIVERSIFIED HOLDINGS II Engage in potential               Delaware        2   GS FINANCIAL SERVICES L.P.       99.9900%
LLC                        structured transaction with                           (DEL)
                           Azteca.

                                                                                 GS DIVERSIFIED FINANCE III, LLC   0.0100%
                                                                                                                 ---------
                                                                                                                 100.0000%

GSCP (DEL) INC.            To act as a general partner       Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
                           and limited partner in GSCP
                           and to act as the member of
                           GSCP (DEL) LLC. GSCP (DEL)
                           INC. It does not carry on
                           active business.

GSCP (DEL) LLC             To act as limited partner         Delaware        1   GSCP (DEL) INC.                 100.0000%
                           for GSCP. It does not carry
                           on active business.

SHIGA (DELAWARE) LLC       This entity, a TK investor,       Delaware        1   GOLDMAN SACHS (ASIA)            100.0000%
                           was set up to provide                                 FINANCE HOLDINGS L.L.C.
                           equity financing to SPCs
                           which invests in
                           non-performing loans and
                           real estates.

KIRI (DELAWARE) L.L.C.     Pass-through entity used in       Delaware        1   GOLDMAN SACHS (ASIA)            100.0000%
                           connection with TK                                    FINANCE HOLDINGS L.L.C.
                           investing structures.

BAY WIND II TK             Purchasing unsecured loans        Japan           3   THE GOLDMAN SACHS GROUP,         21.8450%
                           jointly with Nochu                                    INC.

                                                                                 BAY WIND II LTD.                  9.7690%

                                                                                 SHIGA (DELAWARE) LLC             68.3860%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS LEASING (KCSR 2005-1)   The entity is an equity           Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
LLC                        holder in a leverage lease
                           transaction where the
                           assets are locomotives.

MINATOMARU HOTEL HOLDINGS  Holds hotels in Narita,           Japan           3   THE GOLDMAN SACHS GROUP,         18.9780%
TK                         Naha and Chitose, Japan.                              INC.

                                                                                 GS STRATEGIC INVESTMENTS JAPAN   24.1000%
                                                                                 LLC

                                                                                 MINATOMARU HOTEL HOLDINGS CO.,    5.0000%
                                                                                 LTD.
                                                                                                                 ---------
                                                                                                                 100.0000%

GK MUSASHINO KAIHATSU      Flagged for Tohoku REO            Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           deall.Real Estate

KINBLEY REALTY PTE. LTD.   Consolidation of AEJ              Singapore       1   DHONI CAYMAN HOLDINGS LTD.      100.0000%
                           Entity. To acquire 48units
                           which consists of
                           apartments and townhouses
                           in residential development
                           in Singapore.

GK LUIGI                   Flagged for Shibuya               Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           development deal

GK KOGANE                  Flagged for Restir Deal.          Japan           2   AR HOLDINGS GK                    1.0000%

                                                                                 MLQ INVESTORS, L.P.              99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

MUSASHINO KAIHATSU TK      To acquire three suburban         Japan           3   THE GOLDMAN SACHS GROUP,         39.4734%
                           neighborhood shopping                                 INC.
                           centers located in northern
                           part of Japan, such as                                GS STRATEGIC INVESTMENTS JAPAN   50.4388%
                           Koriyama, Sendai and Aomori                           LLC
                           Pref.
                                                                                 GK MUSASHINO KAIHATSU            10.0878%
                                                                                                                 ---------
                                                                                                                 100.0000%

LUIGI TK                   To purchase land and              Japan           3   THE GOLDMAN SACHS GROUP,         39.4741%
                           develop office building in                            INC.
                           Shibuya, Tokyo
                                                                                 GS STRATEGIC INVESTMENTS JAPAN   46.6119%
                                                                                 LLC

                                                                                 GK LUIGI                         13.9140%
                                                                                                                 ---------
                                                                                                                 100.0000%

I PET CO., LTD             An insurance company for          Japan           1   JUPITER INVESTMENT CO.,         100.0000%
                           pets. Also has equity in                              LTD.
                           subsidiary.

TAKAHAMA KAIHATSU TK       To purchase the building          Japan           3   THE GOLDMAN SACHS GROUP,         40.2128%
                           which occupied by Tiffany's                           INC.
                           in Ginza where commercial
                           area in Japan.                                        GS STRATEGIC INVESTMENTS         49.8226%
                                                                                 JAPAN LLC

                                                                                 GK TAKAHAMA KAIHATSU              9.9646%

                                                                                                                 ---------
                                                                                                                 100.0000%

GK TAKAHAMA KAIHATSU       Flagged for Tiffany               Japan           2   GOLDMAN SACHS REALTY JAPAN        0.0000%
                           deal.Holding real estate                              LTD.
                           trust beneficialy intrest.
                                                                                 MLQ INVESTORS, L.P.             100.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GK DOTONBORI KAIHATSU      Flagged for Dotonbori deal.       Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Holding Real estates

SAVU PROPERTIES PTE. LTD.  Property management.              Singapore       2   THE GOLDMAN SACHS GROUP,         20.2250%
                                                                                 INC.

                                                                                 BAEKDU INVESTMENTS LIMITED       30.0000%
                                                                                                                 ---------
                                                                                                                  50.2250%

KASHIWABARA TOSHI KAIHATSU To acquire Real Estate in         Japan           2   NEPHRITE EQUITY CO., LTD.         1.1111%
TK                         Kobe, Japan
                                                                                 GK KASHIWABARA TOSHI KAIHATSU    98.8889%
                                                                                                                 ---------
                                                                                                                 100.0000%

GS GUERNSEY INVESTMENTS    Subsidiary of MTGLQ to hold       United          1   MTGLQ INVESTORS, L.P.           100.0000%
LTD                        75% of Shilling/Caledonian        Kingdom
                           group via Preference shares

GOLDMAN SACHS STRATEGIC    General investment company        England         1   GOLDMAN SACHS                   100.0000%
INVESTMENTS (U.K.) LIMITED                                                       INTERNATIONAL HOLDINGS LLC

SHIOHAMA KAIHATSU TK       To acquire 3 retail               Japan           4   GOLDMAN, SACHS & CO.              0.0000%
                           neighborhood shopping
                           centres in Fukushima Pref.                            THE GOLDMAN SACHS GROUP, INC.    20.1780%

                                                                                 GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 GK SHIOHAMA KAIHATSU              5.0000%
                                                                                                                 ---------
                                                                                                                  50.1780%

GK SHIOHAMA KAIHATSU       Flagged for Michinoku             Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Sendai Deal (beneficiary
                           rights)

FANTASIA (CAYMAN) LTD.     Pre-IPO investment in             Cayman          2   THE GOLDMAN SACHS GROUP,         13.4940%
                           China. The deal entails           Islands             NC.
                           investment in Equity and
                           debt of real estate                                   GOLDMAN SACHS RE INVESTMENTS     53.3333%
                           developer with most                                   HOLDINGS LIMITED
                           projects in Shenzhen and                                                              ---------
                           Chengdu.                                                                               66.8273%

WWDI INVESTMENTS LTD       This involves purchase of         Mauritius       1   WWD INVESTMENT HOLDINGS LTD      91.5000%
                           6.5 Acres of land to
                           develop residential
                           property, luxury hotel and
                           service apartments.
                           Development to commence in
                           Jul 08. Seller is ETA- a
                           Dubai based development
                           company.

WWD INVESTMENT HOLDINGS    This involves purchase of         Mauritius       2   THE GOLDMAN SACHS GROUP,         20.5670%
LTD                        6.5 Acres of land to                                  INC.
                           develop residential
                           property, luxury hotel and                            GOLDMAN SACHS RE INVESTMENTS     29.7350%
                           service apartments.                                   HOLDINGS LIMITED
                           Development to commence in                                                            ---------
                           Jul 08. Seller is ETA- a                                                               50.3020%
                           Dubai based development
                           company.

C.H. WHITE FLOWER          Holding GK Frangipani             Japan           1   AR HOLDINGS GK                  100.0000%

WWD TOPAZ INVESTMENTS      Investment in Vatika Group,       Mauritius       1   WWD INVESTMENT HOLDINGS LTD     100.0000%
LIMITED                    a Gurgaon (India) based
                           real estate developer

SAVU INVESTMENTS PTE. LTD. Purchase of 100% shares of        Singapore       1   KINBLEY (DELAWARE) LLC III      100.0000%
                           asset holding company Savu
                           Investments Ltd which is
                           holding Hitachi Towers in
                           Singapore.

FRANGIPANI TK              Entity set up to refinance        Japan           1   BLUE SQUARE TK                  100.0000%
                           the loan to Takara-Gumi.

GK FRANGIPANI              Flagged for Project               Japan           1   C.H. WHITE FLOWER               100.0000%
                           Manhattan. Owns
                           Loans.Investment vehicle

BLUE SQUARE TK             Entity set up to refinance        Japan           1   NEPHRITE EQUITY CO., LTD.       100.0000%
                           the loan to Takara-Gumi.

GS LIQUID TRADING PLATFORM Entity 1 for the Liquid           Isle of         1   GOLDMAN SACHS GROUP             100.0000%
I PCC                      Trading Platform                  Jersey              HOLDINGS (U.K.)

GS LIQUID TRADING PLATFORM Entity 2 for the Liquid           Isle of         1   GOLDMAN SACHS GROUP             100.0000%
II LIMITED                 Trading PlatformEntity 2          Jersey              HOLDINGS (U.K.)
                           for the Liquid Trading
                           Platform

GK BLUE SQUARE             Flagged for Project               Japan           1   JUPITER INVESTMENT CO.,         100.0000%
                           Manhattan. Holding loan.                              LTD.

GK KITANOMARU              Flagged for Shinjuku MOA          Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Deal (Alook). Holds hard
                           asset.


KAIKE ONSEN HOTEL          Management of                     Japan           1   GOLDMAN SACHS REALTY            100.0000%
MANAGEMENT CO., LTD.       Ryokan.(Japannese                                     JAPAN LTD.
                           Hotel);Flagged for Onsen
                           deal. Housing employees.

GK KAIHIN                  Flagged for Paco Hakodate         Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Deal/Real Estate. Holds
                           hard RE asset.

GK SPICA                   Purchasing Loans. Flagged         Japan           1   JLQ LLC                         100.0000%
                           for SMBC SPL portfolio
                           acquisition deal (ASSG)

KPL FINANCE LIMITED        Killingholme trade                Cayman          1   KILLINGHOLME GENERATION         100.0000%
                                                             Islands             LIMITED

BRM HOLDINGS LLC           Business Records Management       Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%

PMF-1 (BES III)            It is not a true legal            United          1   ELQ INVESTORS, LTD              100.0000%
                           entity. PMF 1 has a non           Kingdom
                           performing porfolio for
                           which the desk needs
                           separate reporting and
                           entity 2398 has been set up
                           to facilitate this.

PMF-2 (BES III), LTD       It is not a true legal            United          1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           entity. PMF 2 has a non           Kingdom             INVESTMENT FUND B.V.
                           performing porfolio for
                           which the desk needs
                           separate reporting and
                           entity 2399 has been set up
                           to facilitate this.

GS EUROPEAN OPPORTUNITIES  Purchase through its              Netherlands     1   ELQ INVESTORS, LTD               75.0000%
INVESTMENT FUND B.V.       subsidiaries fixed income
                           securities and portfolio of
                           investments.

GS EUROPEAN OPPORTUNITIES  Primary activity is to            Cayman          1   MTGLQ INVESTORS, L.P.            75.0000%
FUND L.P. (CAYMAN)         provide subordinated debt         Islands
                           to the various
                           Opportunities Fund
                           entities. Note that this
                           Cayman L.P. was formed to
                           replace the existing
                           Delaware L.P. of the same
                           name which was disolved on
                           28/12/04.

DEMAC FINANCIAL SERVICES,  Incorporated to provide           The Czech       1   MTGLQ INVESTORS, L.P.            91.6200%
S.R.O                      debt servicing and                Republic
                           administrative services for
                           CDV-1, Ltd.'s loan assets.

PMF-1, LTD.                Set up for the purpose of         England         1   ELQ INVESTORS, LTD              100.0000%
                           acquiring a portfolio of
                           non-performing Portuguese
                           mortgages

PMF-2, LTD                 Established for the purpose       England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           of acquiring a 95%                                    INVESTMENT FUND B.V.
                           participation in a
                           portfolio of non-performing
                           Portuguese mortgages from
                           PMF-1, Ltd.

GS EUROPEAN INVESTMENT     Asset owning subsidiary for       England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
GROUP II LTD.              GS European Opportunities                             FUND II L.P.
                           Fund II

GS EUROPEAN OPPORTUNITIES  Holding Partnership for the       England         1   ELQ INVESTORS, LTD               75.0000%
FUND II L.P.               European Opportunities Fund
                           II

SANA Acquisitions Ltd      Entity set up to hold             England         1   GS EUROPEAN OPPORTUNITIES       100.0000%
                           portfolio of non-performing                           FUND II L.P.
                           German loans

MEP GS INVESTOR (CAYCO)    Holding Entity                    Cayman          1   MLQ, L.L.C.                     100.0000%
LIMITED                                                      Islands

GS LEASING (KCSR 2007-1)   Hold operating leases in          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
LLC                        airplanes

WWD MARBLE LIMITED         To hold the shares of a           Mauritius       1   WWD INVESTMENT HOLDINGS LTD     100.0000%
                           Real estate entity in
                           India.

GK KUROBE                  Flagged for Greens Hotel          Japan           1   MLQ INVESTORS, L.P.             100.0000%
                           Deal 2 (Kitami
                           Acquisition). Owns
                           beneficiary right for
                           Comfort Hotel Kitami.

KAIHIN TK                  To acquire Hotel Paco             Japan           3   THE GOLDMAN SACHS GROUP,         22.4550%
                           Hacodate.                                             INC.

                                                                                 GS STRATEGIC INVESTMENTS JAPAN   25.0000%
                                                                                 LLC

                                                                                 GK KAIHIN                         5.0000%
                                                                                                                 ---------
                                                                                                                  52.4550%

GSCP MEXICO, S.A. de C.V., Trade certain products (OTC       Mexico          2   GOLDMAN SACHS GROUP Y             0.0020%
SOFOM, E.N.R.              derivatives and Lending                               COMPANIA, S. DE R.L. DE
                           respectively) with local                              C.V.
                           Mexican clients.
                                                                                 GS FINANCIAL SERVICES L.P.       99.9980%
                                                                                 (DEL)
                                                                                                                 ---------
                                                                                                                 100.0000%

KINBLEY (DELAWARE) LLC III An entity for Hitachi             Delaware        2   THE GOLDMAN SACHS GROUP,         20.1990%
                           Towers deal                                           INC.

                                                                                 GOLDMAN SACHS RE INVESTMENTS     30.0000%
                                                                                 HOLDINGS LIMITED
                                                                                                                 ---------
                                                                                                                  50.1990%

GOLDMOUNT AIRCRAFT LEASING Hold operating leases in          Ireland         1   GSFS INVESTMENTS I CORP.        100.0000%
IRELAND AS LIMITED         trains.

GS/MC LEASING KDAA, LLC    To hold aircraft that are         Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           on lease to external
                           parties.

GS/MC LEASING SWAA, LLC    Hold operating leases in          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           airplanes

GS/MC LEASING KLMA, LLC    Hold operating leases in          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
                           airplanes

GS LEASING                 Hold operating leases in          Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%
(BOEING 737-3T0) LLC       airplanes

GK MUSASHI                 Holding Real                      Japan           1   MUSASHI CAYMAN CO., LTD.        100.0000%
                           estates.Flagged for
                           Uchikanda (Totate) deal.

MUSASHI TK                 To acquire real estate.           Japan           3   THE GOLDMAN SACHS GROUP,         22.4600%
                                                                                 INC.

                                                                                 GS STRATEGIC INVESTMENTS         25.0000%
                                                                                 JAPAN LLC

                                                                                 GK MUSASHI                        5.0000%
                                                                                                                 ---------
                                                                                                                  52.4600%

GOLDMAN SACHS SAUDI ARABIA Established to offer              The Kingdom     5   GOLDMAN SACHS HOLDINGS            0.2500%
                           private wealth management,        of Saudi            (U.K.)
                           securities, asset                 Arabia
                           management and investment                             GOLDMAN SACHS GLOBAL              0.2500%
                           banking services.                                     HOLDINGS L.L.C.

                                                                                 GSEM (DEL) HOLDINGS, L.P.         0.2500%

                                                                                 GOLDMAN SACHS GROUP HOLDINGS      0.2500%
                                                                                 (U.K.)
                                                                                                                 ---------
                                                                                                                 100.0000%

GSCP LATIN AMERICA LLC     Formed for the purpose of         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           providing loans                                       INC.

CITY VIEW PROPERTIES       To Purchase a land in India       India           1   WWD PEARL LTD                    73.0000%
PRIVATE LIMITED            and develop hotel and
                           residential complex.

GREEN BANATELIS LIMITED    An entity for City View           Cyprus          1   WWDI INVESTMENTS LTD            100.0000%
                           Properties Pvt Ltd.

WWD PEARL LTD              An entity for City View           Mauritius       1   WWDI INVESTMENTS LTD            100.0000%
                           Properties Pvt Ltd.

INSTITUTIONAL LIFE         It will perform                   Delaware        1   GS RE HOLDINGS, INC.             52.2235%
ADMINISTRATION, LLC        administrative functions
                           for life settlements
                           purchased on the
                           Institutional Life Services
                           platform.

ALLMERICA GLOBAL FUNDING,  It issued notes to                Cayman          1   FIRST ALLMERICA FINANCIAL       100.0000%
LLC                        third-party investors             Islands             LIFE INSURANCE COMPANY

ARCHON UK LIMITED          Managing government office        England         1   ARCHON GROUP, L.P.              100.0000%
                           buildings in London.

AH ORLANDO, L.P.           Property manager of Hotel         Delaware        1   ARCHON HOSPITALITY, L.P.        100.0000%
                           Royal Plaza

ARCHON/PPM L.L.C.          An investment                     Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           entity/partner in former
                           Trillium investment.

TNL NETWORK, LTD.          Entity is consolidating on        Texas           1   ARCHON GROUP, L.P.              100.0000%
                           the books and records of
                           Archon Group, L.P. (enttyt
                           0100)

AGCH GEN-PAR, L.L.C.       Real estate property/asset        Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           manager (subconsolidating
                           entities)

BTS SOLUTIONS, L.L.C.      "Behind-The-Scenes" Archon        Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           Group servicing entity.

GSSLG GEN-PAR, L.L.C.      Real estate property/asset        Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           manager (subconsolidating
                           entities)

TITLE NETWORK, LTD.        Entity is consolidating on        Texas           2   ARCHON GROUP, L.P.                1.0000%
                           the books and records of
                           Archon Group, L.P.                                    TNL NETWORK, LTD.                99.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

RE ACQUISITION, L.L.C.     Entity is consolidating  on       Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           the books and records  of
                           Archon Group, L.P.

ARCHON THAILAND, LLC       To serve as Archon Group's        Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           branch in Thailand

ARCHON HOSPITALITY, L.P.   Part of Archon's real             Delaware        2   ARCHON GROUP, L.P.               99.0000%
                           estate hospitality platform
                                                                                 ARCHON HOSPITALITY GEN-PAR,       1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON ACQUISITION, LLC    Entity is consolidating on        Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           the books and records of
                           Archon Group, L.P. (entity
                           0100)

AWH ARCHON GEN-PAR, L.L.C. To act as general partner         Delaware        1   ARCHON GROUP, L.P.              100.0000%
                           of Archon Core Plus Real
                           Estate Fund 2005, L.P.

ARCHON KOREA, L.L.C.       A servicing and asset             Korea           2   THE GOLDMAN SACHS GROUP,         51.0000%
                           management company in Korea.                          INC.

                                                                                 ARCHON GROUP, L.P.               49.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON GROUP               Real estate property/asset        Delaware        2   ARCHON GROUP, L.P.               99.0000%
INTERNATIONAL, L.P.        manager (subconsolidating
                           entities)                                             ARCHON INTERNATIONAL HOLDINGS,    1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

GRUPO ARCHON SOCIEDAD DE   To serve as asset manager         Delaware        2   ARCHON GROUP, L.P.               99.0000%
RESPONSIBILIDAD LIMITADA   and/or investor in
                           portfolios in Mexico                                  ARCHON INTERNATIONAL HOLDINGS,    1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON HOSPITALITY         To act as sole general            Delaware        1   ARCHON GROUP, L.P.              100.0000%
GEN-PAR, L.L.C             partner of Archon
                           Hospitality, L.P.

ARCHON GROUP CANADA        Real estate property/asset        Delaware        2   ARCHON GROUP, L.P.               99.0000%
HOLDINGS, L.P.             manager (subconsolidating
                           entities)                                             AGCH GEN-PAR, L.L.C.              1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON RESIDENTIAL         A multifamily property            Delaware        2   ARCHON GROUP, L.P.               99.0000%
MANAGEMENT, L.P.           management company.
                                                                                 ARCHON RESIDENTIAL MANAGEMENT
                                                                                 GEN-PAR, INC.                     1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON INTERNATIONAL       Entity is consolidating on        Delaware        1   ARCHON GROUP, L.P.              100.0000%
HOLDINGS, L.L.C.           the books  and records of
                           Archon Group, L.P. (entity
                           0100)

GS CANADA SPECIALTY        Real estate property/asset        Nova Scotia     1   ARCHON GROUP CANADA             100.0000%
LENDING COMPANY            manager (subconsolidating                             HOLDINGS, L.P.
                           entities)

GOLDMAN SACHS SPECIALTY    Real estate property/asset        Delaware        2   ARCHON GROUP, L.P.               99.0000%
LENDING GROUP, L.P.        manager (subconsolidating
                           entities)                                             GSSLG GEN-PAR, L.L.C.             1.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

ARCHON RESIDENTIAL         General partner of Archon         Delaware        1   ARCHON GROUP, L.P.              100.0000%
MANAGEMENT GEN-PAR, INC.   Residential Management L.P.

JLQ LLC                    Special purpose company for       Cayman          1   GS FINANCIAL SERVICES L.P.      100.0000%
                           purchase of loans. Owns           Islands             (DEL)
                           equities, convertible bond,
                           put option, etc.

NASU URBAN PROPERTIES      Holding a Japanese Inn            Japan           1   JLQ LLC                         100.0000%
CO., LTD.                  Ouan)& #12539; Holding Real
                           Estate.

GOLDMAN SACHS REALTY ASIA  This entity is a corporate        Singapore       1   GOLDMAN SACHS FOREIGN           100.0000%
PACIFIC PTE. LTD.          entity for Archon, and will                           EXCHANGE (SINGAPORE) PTE.
                           perform real estate asset
                           management in Singapore and
                           non Japan Asia. It will
                           perform the equivalent
                           functions of GSRJL except
                           for the AEJ region.

GK JUPITER INVESTMENT II   Flagged for SBIC Deal. Has        Japan           1   AR HOLDINGS GK                  100.0000%
                           ownership of Japanese
                           limited partnership.

ARROW REINSURANCE COMPANY, Licensed insurance company        Bermuda         1   THE GOLDMAN SACHS GROUP,        100.0000%
LIMITED                    to act as a "transformer"                             INC.
                           between traditional
                           insurance and reinsurance
                           markets and the capital
                           markets.  Holds casualty
                           bond positions.

GOLDMAN SACHS FINANCIAL    OTC Derivatives Dealer;           Delaware        2   THE GOLDMAN SACHS GROUP,         99.0000%
MARKETS, L.P.              broker/dealer; SEC File No.                           INC.
                           8-51753
                                                                                 GOLDMAN SACHS FINANCIAL MARKETS   1.0000%
                                                                                 L.L.C.
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS (ASIA) LLC   Taiwan brokerage, agency          Delaware        1   GOLDMAN SACHS (ASIA) L.L.C.     100.0000%
TAIWA                      trading GSI

GOLDMAN SACHS EUROPE       UK  covered warrants and          England         2   GOLDMAN SACHS HOLDINGS           99.0000%
                           agency lending                                        (U.K.)

                                                                                 GOLDMAN SACHS GROUP HOLDINGS     1.0000%
                                                                                 (U.K.)
                                                                                                                 ---------
                                                                                                                 100.0000%

WILLIAM STREET COMMITMENT  Entity set up to extend           Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
CORPORATION                unfunded loan commitments
                           to investment-grade
                           customers of GS Group

WILLIAM STREET EQUITY LLC  Entity invests in William         Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
                           Street Funding Corporation
                           in exchange for equity and
                           mezzanine securities.Entity
                           invests in William Street
                           Funding Corporation in
                           exchange for equity and
                           mezzanine securities.

WILLIAM STREET FUNDING     Provides sources of               Delaware        1   WILLIAM STREET EQUITY LLC       100.0000%
CORPORATION                liquidity for potential
                           funding of commitments
                           initiated in William Street
                           Commitment Corporation.

GOLDMAN SACHS (JERSEY)     To issue warrants                 Isle of         1   GOLDMAN SACHS INTERNATIONAL     100.0000%
LIMITED                                                      Jersey

WILLIAM STREET CREDIT      To extend commitments to          Delaware        1   GOLDMAN SACHS BANK USA          100.0000%
CORPORATION                borrowers during transition
                           over to William Street Corp.

GSSM HOLDING (U.K.)        To hold firms investments         England         1   THE GOLDMAN SACHS GROUP,        100.0000%
                           in SMFG convertible                                   INC.
                           preferreds.

GSSM HOLDING LLC           Established to hold firm's        Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           investments in SMFG                                   INC.
                           convertible preferreds - As
                           of 11-25-05, the SMFG
                           Pref's were held by GS
                           Group,

GS EUROPEAN STRATEGIC      Primarily invests in non          Netherlands     1   GS EUROPEAN OPPORTUNITIES       100.0000%
INVESTMENT GROUP B.V.      investment grade or                                   INVESTMENT FUND B.V.
                           distressed securities and
                           loans of European companies.

GS EUROPEAN INVESTMENT     Established to purchase and       Netherlands     1   ELQ INVESTORS, LTD              100.0000%
GROUP B.V.                 originate publicly and
                           privately issued fixed
                           income securities.

GS EUROPEAN MEZZANINE      Established to purchase and       Netherlands     1   ELQ INVESTORS, LTD              100.0000%
INVESTMENT GROUP           originate publicly and
                           privately issued fixed
                           income securities.

GOLDMAN SACHS SPECIALTY    makes debt and equity             Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LENDING HOLDINGS, INC.     investments in middle                                 INC.
                           market companies

GOLDMAN SACHS LENDING      Primarily originates,             Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
PARTNERS LLC               sydicates and trades
                           commercial-purpose loans to
                           institutional borrowers

GOLDMAN SACHS SPECIALTY    To hold loans to be               Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
LENDING HOLDINGS, INC. II  financed by Norinchukin Bank                          INC.

REMARK FUNDING CO., LLC    Purchase retail installment       Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           contracts (RICs) and Auto
                           Loans from Banks, Thrifts,
                           Credit Unions, Independent
                           Finance Companies and other
                           Specialty Finance Dealer
                           Related Company. Purchase
                           loans and get leverage or
                           securitize after a couple
                           of years (couldP

GOLDMAN SACHS SPECIALTY    loans to middle market            Cayman          1   GOLDMAN SACHS SPECIALTY         100.0000%
LENDING CLO-I, LTD.        companies; makes debt and         Islands             LENDING HOLDINGS, INC. II
                           equity investments in
                           middle market companies

CHARLESTON CAPITAL         To pursue various                 District of     1   COLUMBIA CAPITAL LIFE           100.0000%
REINSURANCE, LLC           opportunities in the              Columbia            REINSURANCE COMPANY
                           reinsurance business.

COLUMBIA CAPITAL LIFE      Established to pursue             District of     1   THE GOLDMAN SACHS GROUP,        100.0000%
REINSURANCE COMPANY        various opportunities in          Columbia            INC.
                           the reinsurance business.

GS INVESTMENTS (CAYMAN)    Equity investments                Cayman          1   GSEM (DEL) HOLDINGS, L.P.       100.0000%
LIMITED                                                      Islands

GS MIDDLE EAST (CAYMAN)    Holding Company                                   1   GSEM (DEL) HOLDINGS, L.P.       100.0000%
LTD

OPAL RESOURCES LLC         To acquire, own, hold,            Delaware        1   MTGLQ INVESTORS, L.P.           100.0000%
                           maintain, renew, drill,
                           develop and operate Oil and
                           Gas Interests and related
                           assets and other properties
                           in the continental United
                           States, and the state and
                           federal waters offshore.

GSFS IV LLC                to warehouse aircrafts            Delaware        1   GSFS INVESTMENTS I CORP.        100.0000%

TRIUMPH II INVESTMENTS     Primarily established to          Ireland         1   GS ASIAN VENTURE                100.0000%
(IRELAND) LIMITED          hold ASSG positions in                                (DELAWARE) L.L.C.
                           Korean assets.

TRIUMPH III INVESTMENTS    To hold an array of Dong Ah       Ireland         1   BEST II INVESTMENTS             100.0000%
(IRELAND) LIMITED          Construction Ltd claims                               (DELAWARE) L.L.C.
                           with a portion guaranteed
                           by Korea Express Co. and
                           certain direct claim of
                           Korea Express Co.

GOLDMAN SACHS STRUCTURED   Primarily engaged in              Cayman          1   GOLDMAN SACHS (ASIA)            100.0000%
PRODUCTS (ASIA) LIMITED    issuing derivative                Islands             FINANCE
                           instruments on the Hong
                           Kong exchange.

GOLDMAN SACHS BANK         Entitiy for Irish Bank            Ireland         1   GOLDMAN SACHS IRELAND           100.0000%
(EUROPE) PLC                                                                     DINGS LIMITED

GOLDMAN SACHS IRELAND      Formerly Goldman Sachs            Ireland         2   GOLDMAN SACHS GLOBAL             25.0000%
GROUP LIMITED              Private Bank Limited.                                 HOLDINGS L.L.C.

                                                                                 GOLDMAN SACHS PRIVATE BANK       75.0000%
                                                                                 HOLDINGS LLC
                                                                                                                 ---------
                                                                                                                 100.0000%

GOLDMAN SACHS IRELAND      Entity for Irish Bank- GSB6       Ireland         1   GOLDMAN SACHS IRELAND           100.0000%
HOLDINGS LIMITED                                                                 GROUP LIMITED

GOLDMAN SACHS PRIVATE BANK holding company for Irish         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
HOLDINGS LLC               bank structure                                        INC.

BEST II INVESTMENTS        Primarily established to          Delaware        1   GS FINANCIAL SERVICES L.P.      100.0000%
(DELAWARE) L.L.C.          hold investments in Triumph                           (DEL)
                           Investments (Ireland)
                           Limited and Triumph III
                           Investments (Ireland)
                           Limited.

BAEKDU INVESTMENTS LIMITED Intermediate holding              Cayman          1   LANDPRO INVESTMENTS             100.0000%
                           company of ASSG for               Islands             (DELAWARE) L.L.C.
                           investments with REPIA.

GOLDMAN SACHS STRATEGIC    Primarily established to          Delaware        1   MLT INVESTMENTS LTD.            100.0000%
INVESTMENTS (ASIA) L.L.C.  hold private equity
                           positions of ASSG

GOLDMAN SACHS (HONG KONG)  Acquiring and holding for         Hong Kong       2   GOLDMAN SACHS (ASIA)             95.0000%
FUNDING PARTNERSHIP        investment or otherwise and                           FINANCE
                           selling, assigning,
                           transferring or otherwise                             GOLDMAN SACHS (HONG KONG)         5.0000%
                           dealing with bonds or any                             COMPANY LIMITED
                           other securities issued by                                                            ---------
                           any corporation or                                                                    100.0000%
                           governmental entity.
                           Negotiating terms,
                           purchasing the Bond (USD
                           Guaranteed Bond du



GOLDMAN SACHS INDIA        Will hold ASSG assets.            Mauritius       1   JADE DRAGON (MAURITIUS)         100.0000%
VENTURE CAPITAL LIMITED                                                                          LIMITED

GOLDMAN SACHS STRATEGIC    Global Business Licence           Mauritius       1   PANDA INVESTMENTS LTD           100.0000%
HOLDINGS LIMITED           CATEGORY 1. Holding Company
                           for certain PRC investments
                           for ASSG.Changed financial
                           year end from last Friday
                           of November to 31 December,
                           starting from financial
                           year 2009 onwards.

GS STRATEGIC INVESTMENTS   To hold ASSG positions in         Mauritius       1   PANDA INVESTMENTS LTD           100.0000%
LIMITED                    Indian private equities.

GOLDMAN SACHS LLC          The Company's principal           Mauritius       1   HULL TRADING ASIA LIMITED       100.0000%
                           activity is to engage in
                           the trading of financial
                           products.

GOLDMAN SACHS STRATEGIC    Potentially holding ASSG          Delaware        2   EUSTON ENTERPRISES LIMITED       50.0000%
INVESTMENTS (DELAWARE)     positions
L.L.C.                                                                           FAIRWAY ENTERPRISES LIMITED      50.0000%
                                                                                                                 ---------
                                                                                                                 100.0000%

GRAND STEEL STRATEGIC      To hold investments in            Cayman          1   GOLDMAN SACHS STRATEGIC         100.0000%
INVESTMENT LIMITED         Jianlong, a steel                 Islands             INVESTMENTS (ASIA) L.L.C.
                           Manufacturer in China

GLOBAL TECHNOLOGIES        Investment Holding                British         1   MLT INVESTMENTS LTD.            100.0000%
INTERNATIONAL LIMITED                                        Virgin
                                                             Islands

GOLDMAN SACHS CHINA        Holding Co of Jade Dragon         Mauritius       1   JADE DRAGON (MAURITIUS)         100.0000%
VENTURE I (MAURITIUS)      Venture Investment Limited                            LIMITED
LIMITED

GOLDMAN SACHS CHINA        Holding Co of Jade Dragon         Mauritius       1   JADE DRAGON (MAURITIUS)         100.0000%
VENTURE II (MAURITIUS)     Venture Investment Limited                            LIMITED
LIMITED

JADE DRAGON VENTURE        Venture capital company for       People's        2   GOLDMAN SACHS CHINA              60.0000%
INVESTMENT LIMITED         ASSG in the PRC                   Republic            VENTURE I (MAURITIUS)
                                                             of China            LIMITED

                                                                                 GOLDMAN SACHS CHINA VENTURE II   40.0000%
                                                                                 (MAURITIUS) LIMITED
                                                                                                                 ---------
                                                                                                                 100.0000%

ELEVATECH LIMITED          Holding ASSG investments          Hong Kong       1   MLT INVESTMENTS LTD.            100.0000%

GOLDMAN SACHS HOLDINGS     Holding company for AEJ           Hong Kong       1   GOLDMAN SACHS (ASIA)            100.0000%
(HONG KONG) LIMITED        entities                                              CORPORATE HOLDINGS L.P.

ARROW CORPORATE MEMBER     Entity owns participation         England         1   ARROW CORPORATE MEMBER          100.0000%
LIMITED                    in a syndicate at Lloyds                              HOLDINGS LLC
                           that writes property
                           catastrophe insurance.

Arrow Syndicate 1910       Underwrites World property        United          1   ARROW CORPORATE MEMBER          100.0000%
                           catastrophe, Lyods mkt            Kingdom             LIMITED

AGALIA CAPITAL LTD.        The entity, incorporated in       British         1   GOLDMAN SACHS STRATEGIC          75.0000%
                           BVI, is newly acquired by         Virgin              INVESTMENTS (ASIA) L.L.C.
                           GSSIA (6153) in Dec 07. The       Islands
                           entity is 75% owned by
                           GSSIA (6153) upon
                           completion of acquisition.
                           The entity's principal
                           business is investment
                           holding.

GOLDMAN SACHS (HONG KONG)  Investment holding                Hong Kong       1   GOLDMAN SACHS HOLDINGS          100.0000%
COMPANY LIMITED                                                                  (HONG KONG) LIMITED

GS REA HOLDINGS, L.L.C.    Firm direct investment.GS         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           REA Holdings, L.L.C.                                  INC.

GS-MPIM I, LLC             Firm direct investment.GS         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           MPIM I, L.L.C.                                        INC.

GS REA GOLDENBRIDGE        To invest in                      Delaware        1   GS REA HOLDINGS, L.L.C.         100.0000%
HOLDINGS L.L.C.            distressed/mezz debt.

G.S.Q SPV (1) LIMITED      Investment company                Nigeria         1   ELQ INVESTORS, LTD              100.0000%

TELE SPV LIMITED           Investment company                Nigeria         1   ELQ INVESTORS, LTD              100.0000%

YORAM LIMITED              Investment company                Nigeria         1   ELQ INVESTORS, LTD              100.0000%

GS KILLINGHOLME CAYMAN     Structured investing entity       Cayman          1   GS KILLINGHOLME CAYMAN          100.0000%
INVESTMENTS II LTD                                           Islands             INVESTMENTS LTD.

GS KILLINGHOLME CAYMAN     GSKC III is a new entity          Cayman          2   GS KILLINGHOLME CAYMAN            0.0100%
INVESTMENTS III            that will be party to cross       Islands             INVESTMENTS LTD.
                           currency basis swaps as
                           part of a larger structured                           GS KILLINGHOLME CAYMAN           99.9900%
                           deal by the Structured                                INVESTMENTS II LTD
                           Investing desk in ESSG.  As                                                           ---------
                           per the derivative booking                                                            100.0000%
                           policy, any entity that
                           enters into derivates must
                           be set up in books an



GS KILLINGHOLME CAYMAN     GSKC III is a new entity          Cayman          3   KILLINGHOLME GENERATION           0.0000%
INVESTMENTS IV, L.P.       that will be party to cross       Islands             LIMITED
                           currency basis swaps as
                           part of a larger structured                           GS KILLINGHOLME CAYMAN            0.0000%
                           deal by the Structured                                INVESTMENTS LTD.
                           Investing desk in ESSG.  As
                           per the derivative booking                            GS KILLINGHOLME CAYMAN          100.0000%
                           policy, any entity that                               INVESTMENTS III
                           enters into derivates must                                                            ---------
                           be set up in books and                                                                100.0000%
                           records. This entity will
                           be formed on the 5th of
                           February.



KPL ACQUISITIONS LIMITED   Killingholme acquisitions         Cayman          1   KILLINGHOLME GENERATION         100.0000%
                                                             Islands             LIMITED

GS LEASING HOLDINGS        Entity set up to act as           United          1   GOLDMAN SACHS GROUP             100.0000%
LIMITED                    trustee for GS Leasing            Kingdom             HOLDINGS (U.K.)
                           Investments. The entity
                           will purely have a tiny
                           amount of capital and cash.

GS LOGISTICS HOLDINGS LTD  Firm direct investment            Mauritius       1   GS DIRECT, L.L.C.               100.0000%
                           hodling company

GS CHROMA HOLDINGS LIMITED Mauritius Holding Company         Mauritius       1   GS DIRECT, L.L.C.               100.0000%
                           which holds an investment
                           related to the GS Direct
                           (PIA) area.

GOLDMAN SACHS TRUSTEE      For conducting the mutual         India           1   GSAM INDIA HOLDINGS LIMITED     100.0000%
COMPANY (INDIA) PRIVATE    fund business in India
LIMITED

GOLDMAN SACHS ASSET        For conducting the mutual         India           1   GSAM INDIA HOLDINGS LIMITED     100.0000%
MANAGEMENT (INDIA) PRIVATE fund business in India
LIMITED

REP PEB REALTY, L.L.C.     Hold real estate investment       Delaware        1   GOLDMAN SACHS LENDING           100.0000%
                                                                                 PARTNERS LLC

REP ALX REALTY, L.L.C.     REPIA entity.                     Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                                                                                 INC.

REP PRS II FTB, L.L.C.     Ownership of Fountains at         Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Delray Beach Apartment Homes                          INC.

REP PRS II WTE, L.L.C.     Ownership of Waters Edge          Delaware        1   THE GOLDMAN SACHS GROUP,        100.0000%
                           Apartment Homes                                       INC.

These entities are directly or indirectly controlled by or under common control with the Company.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of February 28, 2009, there were 2,560 Contract holders of qualified Contracts and 5,738 Contract holders of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

Article VI of the Company's Bylaws states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Epoch Securities, Inc. also acts as a principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Commonwealth Select Separate Account II, Group VEL Account, Separate

               Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

     (b) The principal business address of most the following Directors and Officers is:
          85 Broad Street
          New York, NY  10004

          The principal business address of the other following Directors and Officers* is:
          132 Turnpike Road, Suite 210
          Southborough, MA 01772.

NAME                   POSITION OR OFFICE WITH UNDERWRITER
----                   -----------------------------------
Julie Abraham          Assistant Secretary
Elizabeth E. Beshel    Treasurer
Steven M. Bunson       Assistant Treasurer
Richard Cohn           Assistant General Counsel and Secretary
John S. Daly           Director
Kathleen Jack          Chief Compliance Officer, Securities Underwriting Activities
Kenneth L. Josselyn    Assistant Secretary
Robert A. Mass         Compliance Officer
Albert P. Meo          Finance and Operations Principal
Beverly O'Toole        Assistant Secretary
Stephen R. Pierce      Director and Vice President
Benjamin J. Rader      Assistant Secretary
Michael A. Reardon*    Director, President, Chief Executive Officer and Chief Operating Officer
Margot Kibbe Wallin*   Chief Compliance Officer, Variable Products Distribution

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions or other compensation retained by Security Distributors, Inc., the former principal underwriter of the Contracts, directly or indirectly, for sales of variable contracts funded by the Registrant in 2008. No commissions or other compensation was received by Epoch Securities, Inc., the current principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained for the Company by Security Benefit Life Insurance Company at One Security Benefit Place, Topeka, Kansas.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a toll-free number that the contract owner can call for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Commonwealth Annuity and Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (i) the restrictions on redemption imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 7th day of April, 2009.

                             SEPARATE ACCOUNT KG OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY


                                        By: /s/ Scott D. Silverman
                                            ------------------------------------
                                            Scott D. Silverman, Vice President,
                                            General Counsel, and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                              TITLE                                              DATE
----------                              -----                                              ----


/s/ Timothy D. Rogers                   Vice President and Chief Financial Officer         April 7, 2009
-------------------------------------
Timothy D. Rogers


Allan S. Levine*                        Chairman of the Board
-------------------------------------


Manda J. D'Agata*                       Director, Vice President and Treasurer
-------------------------------------


J. William McMahon*                     Director
-------------------------------------


Donald R. Mullen*                       Director
-------------------------------------


Michael A. Reardon*                     Director, President, and Chief Executive Officer
-------------------------------------


Michael S. Rotter*                      Director
-------------------------------------


Nicholas Helmuth von Moltke*            Director and Senior Vice President
-------------------------------------


Jane S. Grosso*                         Vice President and Controller
-------------------------------------   (Chief Accounting Officer)

* Scott D. Silverman, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated March 19, 2009 duly executed by such persons.


/s/ Scott D. Silverman
-------------------------------------
Scott D. Silverman, Attorney-in-Fact

(333-9965) Scudder Elite

                                  EXHIBIT TABLE

Exhibit 8(b)   Directors' Powers of Attorney
Exhibit 10     Consent of Independent Registered Public Accounting Firm